UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge)	-4.88%	3.89%	4.75%
Class T (incl. 4.00% sales charge)	-4.95%	3.87%	4.71%
Class C (incl. contingent deferred sales charge) B	-2.63%	3.97%	4.76%

A From May 4, 2010.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager David Prothro and Co-Portfolio Manager Michael Plage: For the year, the fund's share classes (excluding sales charges, if applicable) modestly lagged the -0.43% return of the Barclays® U.S. Credit Bond Index. Given the uncertain macro backdrop, we had a more defensive strategy during the period, particularly in the industrials sector, partly due to falling commodity prices. Performance versus the benchmark was hampered by exposure to select energy and communications issuers. Additionally, energy holdings within the government agencies sector, which included bonds issued by government-owned energy companies, further hampered relative results. The portfolio's overall credit quality was modestly lower than that of the benchmark, and this positioning dampened relative performance. On the plus side, our long-standing emphasis on financial institutions continued to work well this past year, and the fund benefited both from overweighting the sector and from solid selection within the group. Bonds issued by banks, real estate investment trusts (REITs) and life insurance companies helped the most. Elsewhere, a small out-of-benchmark position in long-dated U.S. Treasuries also contributed. We had no exposure to Treasuries at period end. Within commodities, largely avoiding metals & mining partially offset a negative result from our energy holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.78%
Actual		$ 1,000.00	$ 969.00	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.86%
Actual		$ 1,000.00	$ 968.60	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class C	1.54%
Actual		$ 1,000.00	$ 965.30	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Corporate Bond	.45%
Actual		$ 1,000.00	$ 970.60	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 970.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 4.0%
AAA 0.3%	AAA 0.3%
AA 2.2%	AA 3.9%
A 16.5%	A 21.1%
BBB 57.0%	BBB 51.8%
BB and Below 17.5%	BB and Below 14.9%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	10.9	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.9	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 87.1%		Corporate Bonds 87.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 4.0%
	Municipal Bonds 1.9%		Municipal Bonds 2.9%
	Other Investments 4.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	19.2%	** Foreign investments	15.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.2%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,017,267
General Motors Co.:
5% 4/1/35	2,537,000	2,383,849
5.2% 4/1/45	4,206,000	3,948,967
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,081,365
		11,431,448
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	431,916
Household Durables - 1.6%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,536,540
4% 2/15/20	5,000,000	5,025,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,649,375
		15,210,915
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,123,353
Media - 4.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,397,403
6.9% 8/15/39	300,000	359,226
7.75% 12/1/45	111,000	150,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.384% 10/23/35 (b)	5,775,000	5,862,786
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,244,838
6.4% 3/1/40	1,150,000	1,433,890
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,388,502
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,060,073
Time Warner Cable, Inc.:
4.5% 9/15/42	773,000	617,692
5.5% 9/1/41	623,000	561,175
5.875% 11/15/40	1,648,000	1,555,040
6.55% 5/1/37	2,531,000	2,541,688
6.75% 7/1/18	700,000	775,474
7.3% 7/1/38	1,188,000	1,257,666
8.25% 4/1/19	1,856,000	2,167,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
2.1% 6/1/19	$ 3,000,000	$ 2,959,134
6.2% 3/15/40	1,700,000	1,895,833
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,462,211
3.5% 4/1/17	34,000	34,693
		43,725,640
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	257,779
Home Depot, Inc. 5.95% 4/1/41	941,000	1,162,564
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	715,361
		2,135,704
TOTAL CONSUMER DISCRETIONARY		78,058,976
CONSUMER STAPLES - 3.1%
Beverages - 1.2%
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,017,500
4.25% 5/1/23	3,315,000	3,334,890
Heineken NV 4% 10/1/42 (b)	96,000	86,555
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,443,700
		11,882,645
Food & Staples Retailing - 0.0%
Walgreen Co. 4.4% 9/15/42	124,000	108,644
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	282,975
The J.M. Smucker Co. 2.5% 3/15/20 (b)	1,642,000	1,633,049
		1,916,024
Tobacco - 1.7%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,575,000	4,530,238
4.25% 7/21/25 (b)	1,134,000	1,123,712
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,033,382
Reynolds American, Inc.:
2.3% 6/12/18	528,000	531,207
3.25% 6/12/20	436,000	441,484
3.25% 11/1/22	3,304,000	3,212,829
4% 6/12/22	366,000	375,756
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.45% 6/12/25	$ 1,778,000	$ 1,825,023
4.75% 11/1/42	470,000	435,245
5.7% 8/15/35	304,000	322,032
5.85% 8/15/45	1,267,000	1,369,052
6.75% 6/15/17	384,000	415,438
		16,615,398
TOTAL CONSUMER STAPLES		30,522,711
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	143,273
5.35% 3/15/20 (b)	10,096,000	9,810,727
5.85% 5/21/43 (b)(d)	7,500,000	5,737,500
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	730,395
Ensco PLC:
5.2% 3/15/25	1,787,000	1,596,910
5.75% 10/1/44	561,000	422,615
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	118,689
3.05% 3/1/16	450,000	449,036
5.95% 4/1/25	5,000,000	4,409,045
Transocean, Inc. 6.5% 11/15/20	930,000	766,088
		24,184,278
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	410,078
6.375% 9/15/17	3,626,000	3,923,082
Apache Corp. 4.75% 4/15/43	3,233,000	2,961,874
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,855,426
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,994,077
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,687,360
5.7% 10/15/19	1,189,000	1,298,860
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	236,186
6.625% 8/15/20	4,675,000	3,728,313
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 349,586
2.7% 4/1/19	64,000	56,272
3.875% 3/15/23	222,000	181,486
4.95% 4/1/22	1,925,000	1,743,193
5.6% 4/1/44	340,000	276,711
Devon Energy Corp. 2.25% 12/15/18	910,000	907,587
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,065
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	521,931
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	141,255
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,005,249
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,259
3.75% 2/15/25	547,000	522,514
4.85% 3/15/44	2,023,000	1,817,999
4.95% 10/15/54	2,437,000	2,073,811
ONEOK Partners LP 2% 10/1/17	2,822,000	2,781,750
Petro-Canada 6.05% 5/15/18	4,470,000	4,926,195
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,979
5.375% 1/27/21	652,000	574,738
5.75% 1/20/20	3,652,000	3,321,969
Petroleos Mexicanos:
3.5% 7/18/18	959,000	977,221
4.25% 1/15/25 (b)	5,000,000	4,729,500
4.875% 1/18/24	80,000	79,760
5.5% 1/21/21	545,000	584,513
5.5% 6/27/44	2,899,000	2,508,360
6% 3/5/20	116,000	126,382
6.375% 1/23/45	937,000	913,388
6.5% 6/2/41	2,926,000	2,926,000
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,827,503
4.3% 4/1/22	300,000	313,056
4.65% 11/15/34	3,750,000	3,650,408
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,648,935
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	641,166
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	5,755,902
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,173
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 452,000	$ 456,639
4.6% 6/15/21	414,000	430,968
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,522,330
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,994,156
Western Gas Partners LP:
2.6% 8/15/18	858,000	854,893
5.375% 6/1/21	1,273,000	1,348,679
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,296,058
4% 9/15/25	5,000,000	4,477,890
4.3% 3/4/24	491,000	459,774
		95,136,459
TOTAL ENERGY		119,320,737
FINANCIALS - 40.1%
Banks - 15.8%
Associated Banc-Corp. 5.125% 3/28/16	575,000	584,498
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,536,535
3.95% 4/21/25	4,128,000	3,991,471
4% 1/22/25	3,277,000	3,203,100
4.2% 8/26/24	10,942,000	10,841,717
5.75% 12/1/17	3,000,000	3,245,274
Barclays PLC 3.65% 3/16/25	4,116,000	3,909,788
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,479,096
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,562,413
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,918,595
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,425,000
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,808,502
2.5% 7/29/19	4,000,000	3,996,008
4.05% 7/30/22	316,000	323,423
4.4% 6/10/25	1,221,000	1,227,474
5.3% 5/6/44	2,300,000	2,415,697
5.5% 9/13/25	1,317,000	1,430,045
6.675% 9/13/43	467,000	577,022
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	521,425
Credit Agricole SA 4.375% 3/17/25 (b)	3,636,000	3,530,396
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse AG 6% 2/15/18	$ 122,000	$ 132,760
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,541,618
Discover Bank:
2% 2/21/18	3,900,000	3,862,127
7% 4/15/20	2,391,000	2,755,197
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,094,863
5.45% 1/15/17	1,232,000	1,293,168
8.25% 3/1/38	3,848,000	5,447,667
HSBC Holdings PLC 6.5% 9/15/37	100,000	117,603
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,293,509
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	7,245,000	7,074,373
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,091,070
3.875% 9/10/24	5,237,000	5,153,009
4.125% 12/15/26	13,085,000	12,983,683
Mizuho Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,356,082
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,658,983
Regions Bank 6.45% 6/26/37	2,611,000	3,057,927
Regions Financial Corp. 2% 5/15/18	558,000	555,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,670,325
6% 12/19/23	5,228,000	5,577,136
6.1% 6/10/23	1,000,000	1,072,716
6.125% 12/15/22	5,972,000	6,433,104
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,211,859
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,589,649
		154,550,907
Capital Markets - 6.5%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)	8,385,000	7,835,128
Deutsche Bank AG 4.5% 4/1/25	2,916,000	2,819,717
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,033,373
2.55% 10/23/19	6,476,000	6,488,168
2.9% 7/19/18	4,240,000	4,334,675
3.75% 5/22/25	6,000,000	5,969,514
5.25% 7/27/21	1,227,000	1,364,046
5.95% 1/18/18	178,000	194,191
6.15% 4/1/18	204,000	224,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. 4.875% 8/1/25	$ 3,547,000	$ 3,561,901
Lazard Group LLC 6.85% 6/15/17	31,000	33,554
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,569,382
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,568,996
4.3% 1/27/45	948,000	900,804
4.875% 11/1/22	9,466,000	10,015,009
5% 11/24/25	846,000	889,620
5.5% 7/28/21	1,222,000	1,374,437
5.625% 9/23/19	329,000	365,705
5.75% 1/25/21	557,000	631,074
6.625% 4/1/18	153,000	170,507
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,500,000	7,419,300
		63,763,907
Consumer Finance - 3.0%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,434,900
4.75% 9/10/18	4,500,000	4,640,625
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,473,644
5.2% 4/27/22	2,355,000	2,484,005
6.45% 6/12/17	107,000	115,728
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,123
2.597% 11/4/19	4,950,000	4,878,770
General Electric Capital Corp. 5.875% 1/14/38	150,000	181,012
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,011
2.125% 10/2/17 (b)	197,000	197,563
2.55% 2/6/19 (b)	3,163,000	3,152,100
2.875% 8/9/18 (b)	4,930,000	5,029,423
		29,361,904
Diversified Financial Services - 2.7%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	103,304
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,392,460
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,284,787
5.7% 7/15/43	2,607,000	2,957,454
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.:
3.3% 8/14/20 (b)	$ 4,913,000	$ 4,944,134
4% 6/15/25 (b)	6,038,000	5,838,215
Moody's Corp. 2.75% 7/15/19	6,920,000	7,003,621
		26,523,975
Insurance - 6.0%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,412,875
4.5% 7/16/44	5,833,000	5,569,862
Aon Corp. 6.25% 9/30/40	253,000	299,375
Aon PLC:
3.5% 6/14/24	2,830,000	2,745,977
4.75% 5/15/45	6,000,000	5,749,782
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,191
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,257,796
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,145,646
8.125% 6/15/38 (d)	4,915,000	5,492,513
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,646,790
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,799,067
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	2,264,000	2,053,054
5.375% 12/1/41 (b)	148,000	164,263
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,317,331
6% 2/10/20 (b)	902,000	1,014,900
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,305,471
5.625% 6/15/43 (d)	5,000,000	5,132,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	630,417
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	287,000	288,692
Unum Group:
5.625% 9/15/20	1,846,000	2,065,622
5.75% 8/15/42	3,748,000	4,170,096
7.125% 9/30/16	106,000	112,215
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,002,522
		58,323,277
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.5%
AvalonBay Communities, Inc. 4.2% 12/15/23	$ 4,553,000	$ 4,753,974
Camden Property Trust 4.25% 1/15/24	758,000	783,506
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,375,706
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,019,939
3.7% 6/15/21	476,000	468,582
DDR Corp.:
4.625% 7/15/22	391,000	406,550
4.75% 4/15/18	1,764,000	1,864,410
7.5% 4/1/17	4,000,000	4,333,708
9.625% 3/15/16	214,000	223,345
Duke Realty LP:
3.875% 10/15/22	403,000	406,333
4.375% 6/15/22	206,000	213,143
5.5% 3/1/16	1,300,000	1,325,921
6.75% 3/15/20	1,295,000	1,500,190
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,988,243
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	324,439
4.7% 9/15/17	548,000	578,019
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	251,653
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	176,043
		23,993,704
Real Estate Management & Development - 3.6%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,906,457
3.85% 4/15/16	914,000	925,845
4.25% 7/15/22	170,000	173,356
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,980,549
4.1% 10/1/24	3,000,000	2,984,784
4.55% 10/1/29	2,014,000	1,955,830
4.95% 4/15/18	290,000	307,966
6% 4/1/16	211,000	216,286
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,669,594
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,046,149
4.125% 6/15/22	1,832,000	1,872,786
4.4% 2/15/24	1,039,000	1,068,774
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20	$ 752,000	$ 811,209
5.5% 12/15/16	2,436,000	2,549,408
6.625% 10/1/17	1,960,000	2,145,632
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,525
3.15% 5/15/23	922,000	818,346
4.5% 4/18/22	94,000	93,688
7.75% 8/15/19	126,000	145,104
Mid-America Apartments LP 4.3% 10/15/23	180,000	184,098
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,771,618
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	288,822
Reckson Operating Partnership LP 6% 3/31/16	286,000	293,143
Tanger Properties LP:
3.875% 12/1/23	398,000	395,105
6.125% 6/1/20	661,000	751,466
Ventas Realty LP 4.125% 1/15/26	345,000	341,532
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,452
		35,696,524
TOTAL FINANCIALS		392,214,198
HEALTH CARE - 5.0%
Biotechnology - 0.6%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,585,388
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	282,583
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,655,901
		4,938,484
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,206,718
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	386,647
3.75% 7/15/25	2,607,000	2,668,596
3.95% 10/15/42	132,000	119,671
4.25% 3/15/43	2,500,000	2,421,045
4.625% 7/15/35	745,000	777,068
4.625% 11/15/41	965,000	971,162
4.75% 7/15/45	1,829,000	1,914,131
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 288,000	$ 286,567
2.375% 2/15/17	810,000	818,537
		13,570,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	252,704
5.3% 2/1/44	103,000	107,084
		359,788
Pharmaceuticals - 2.5%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,143
2.5% 5/14/20	1,885,000	1,862,751
3.2% 11/6/22	1,183,000	1,168,231
3.6% 5/14/25	1,758,000	1,728,670
4.4% 11/6/42	627,000	576,947
4.5% 5/14/35	1,694,000	1,618,116
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,017,285
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,417,376
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,387,626
Zoetis, Inc. 1.875% 2/1/18	123,000	122,214
		23,897,359
TOTAL HEALTH CARE		48,351,161
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	2,863,200
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	564,098
Continental Airlines, Inc. 6.648% 3/15/19	33,792	34,722
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	48,965	51,903
8.36% 1/20/19	29,980	32,117
		682,840
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	$ 434,000	$ 415,137
Roper Industries, Inc. 2.05% 10/1/18	7,475,000	7,422,862
		7,837,999
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	267,633
4.65% 11/1/44	559,000	520,218
		787,851
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	912,170
4.4% 3/15/42	2,500,000	2,369,933
		3,282,103
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.125% 1/15/18	408,000	403,920
3.75% 2/1/22	1,086,000	1,085,271
3.875% 4/1/21	3,305,000	3,338,050
W.W. Grainger, Inc. 4.6% 6/15/45	3,697,000	3,798,531
		8,625,772
TOTAL INDUSTRIALS		24,079,765
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	261,486
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,913
6.55% 10/1/17	4,758,000	5,221,096
		5,668,495
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	943,846
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	3,851,007
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.: - continued
4.375% 5/15/55	$ 4,148,000	$ 3,861,357
5.375% 7/15/40	240,000	267,547
		7,979,911
TOTAL INFORMATION TECHNOLOGY		14,592,252
MATERIALS - 2.2%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,220,000	5,191,316
Ecolab, Inc. 1.45% 12/8/17	434,000	428,843
Monsanto Co. 4.7% 7/15/64	1,925,000	1,664,291
		7,284,450
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	543,000	532,140
5.4% 4/15/21	4,548,000	4,675,913
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,305,500
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	177,268
5.625% 10/18/43 (b)	425,000	421,624
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	2,773,125
Vale Overseas Ltd. 6.25% 1/23/17	104,000	108,022
		13,993,592
TOTAL MATERIALS		21,278,042
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,911,909
4.75% 5/15/46	2,316,000	2,111,662
5.55% 8/15/41	2,700,000	2,705,335
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,606,126
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	592,490
3.5% 11/1/21	1,420,000	1,439,518
4.6% 4/1/21	460,000	493,017
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
5.012% 8/21/54	$ 6,001,000	$ 5,474,052
6.4% 9/15/33	1,509,000	1,720,621
6.55% 9/15/43	999,000	1,179,583
		24,234,313
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,465,225
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,422,836
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,283,410
		11,171,471
TOTAL TELECOMMUNICATION SERVICES		35,405,784
UTILITIES - 5.6%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	236,543
DPL, Inc. 6.75% 10/1/19	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,762
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,246,504
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	567,928
6.4% 9/15/20 (b)	1,310,000	1,499,912
FirstEnergy Corp.:
2.75% 3/15/18	699,000	701,240
4.25% 3/15/23	1,919,000	1,922,752
7.375% 11/15/31	6,145,000	7,396,122
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,220,373
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	1,894,000	1,860,855
Nevada Power Co. 6.65% 4/1/36	500,000	648,393
Tampa Electric Co. 6.55% 5/15/36	500,000	642,211
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,491
Xcel Energy, Inc. 4.8% 9/15/41	554,000	574,602
		24,300,688
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,022,042
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	5,023,000	4,898,776
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,411
		6,939,229
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp. 1.9% 6/3/17	$ 3,700,000	$ 3,655,278
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
2.5818% 9/30/66 (d)	7,158,000	6,232,650
7.5% 6/30/66 (d)	145,000	129,231
NiSource Finance Corp.:
5.25% 2/15/43	234,000	249,312
5.95% 6/15/41	1,493,000	1,729,754
6.4% 3/15/18	24,000	26,660
Puget Energy, Inc.:
3.65% 5/15/25 (b)	2,935,000	2,854,264
5.625% 7/15/22	4,240,000	4,751,085
6.5% 12/15/20	613,000	719,461
Sempra Energy:
2.3% 4/1/17	3,024,000	3,061,446
2.875% 10/1/22	224,000	214,678
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	101,351
		20,069,892
TOTAL UTILITIES		54,965,087
TOTAL NONCONVERTIBLE BONDS (Cost $831,878,487)		818,788,713
Municipal Securities - 1.9%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,109
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,509
7.3% 10/1/39	1,485,000	2,055,596
7.5% 4/1/34	1,165,000	1,623,882
7.55% 4/1/39	730,000	1,051,872
7.6% 11/1/40	5,750,000	8,434,790
7.625% 3/1/40	70,000	100,845
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	2,690,000	2,732,583
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.): - continued
Series 2012 B, 5.432% 1/1/42	$ 160,000	$ 128,931
6.314% 1/1/44	2,280,000	1,984,238
TOTAL MUNICIPAL SECURITIES (Cost $18,545,458)		18,582,355
Foreign Government and Government Agency Obligations - 0.4%

United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,485
6.05% 1/11/40	116,000	129,920
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,016,442)		4,375,575
Bank Notes - 2.2%

Barclays Bank PLC 2.5% 2/20/19	400,000	403,712
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,709,863
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,071,870
Regions Bank 7.5% 5/15/18	7,499,000	8,505,306
TOTAL BANK NOTES (Cost $21,218,495)		21,690,751
Fixed-Income Funds - 4.3%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $43,055,197)	411,351	41,748,012
Preferred Securities - 1.2%
	Principal Amount
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22	$ 10,010,000	11,625,031
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,034
TOTAL PREFERRED SECURITIES (Cost $11,719,404)		11,731,065
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $50,561,919)	50,561,919	$ 50,561,919
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $981,995,402)		967,478,390
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,730,995
NET ASSETS - 100%		$ 977,209,385
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,823,890 or 14.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,204
Fidelity Specialized High Income Central Fund	2,674,509
Total	$ 2,731,713
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 32,694,510	$ 15,002,833	$ 41,748,012	5.6%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 818,788,713	$ -	$ 818,788,713	$ -
Municipal Securities	18,582,355	-	18,582,355	-
Foreign Government and Government Agency Obligations	4,375,575	-	4,375,575	-
Bank Notes	21,690,751	-	21,690,751	-
Fixed-Income Funds	41,748,012	41,748,012	-	-
Preferred Securities	11,731,065	-	11,731,065	-
Money Market Funds	50,561,919	50,561,919	-	-
Total Investments in Securities:	$ 967,478,390	$ 92,309,931	$ 875,168,459	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.8%
United Kingdom	6.8%
Canada	2.9%
France	2.1%
Mexico	1.9%
Luxembourg	1.4%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $888,378,286)	$ 875,168,459
Fidelity Central Funds (cost $93,617,116)	92,309,931
Total Investments (cost $981,995,402)		$ 967,478,390
Receivable for fund shares sold		906,262
Interest receivable		10,627,079
Distributions receivable from Fidelity Central Funds		8,017
Total assets		979,019,748

Liabilities
Payable for fund shares redeemed	$ 1,243,633
Distributions payable	157,219
Accrued management fee	287,960
Transfer agent fee payable	96,647
Distribution and service plan fees payable	24,904
Total liabilities		1,810,363

Net Assets		$ 977,209,385
Net Assets consist of:
Paid in capital		$ 991,413,242
Undistributed net investment income		282,922
Accumulated undistributed net realized gain (loss) on investments		30,233
Net unrealized appreciation (depreciation) on investments		(14,517,012)
Net Assets		$ 977,209,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,835,313 ÷ 2,685,802 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T:
Net Asset Value and redemption price per share ($7,811,545 ÷ 703,209 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class C:
Net Asset Value and offering price per share ($20,372,196 ÷ 1,834,130 shares)A	$ 11.11

Corporate Bond:
Net Asset Value, offering price and redemption price per share ($800,365,257 ÷ 72,050,536 shares)	$ 11.11

Class I:
Net Asset Value, offering price and redemption price per share ($118,825,074 ÷ 10,696,630 shares)	$ 11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Dividends		$ 520,017
Interest		34,925,243
Income from Fidelity Central Funds		2,731,713
Total income		38,176,973

Expenses
Management fee	$ 3,737,019
Transfer agent fees	1,181,033
Distribution and service plan fees	270,374
Independent trustees' compensation	4,320
Miscellaneous	1,607
Total expenses before reductions	5,194,353
Expense reductions	(97)	5,194,256
Net investment income (loss)		32,982,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,940,110
Fidelity Central Funds	(138,171)
Total net realized gain (loss)		2,801,939
Change in net unrealized appreciation (depreciation) on investment securities		(44,998,470)
Net gain (loss)		(42,196,531)
Net increase (decrease) in net assets resulting from operations		$ (9,213,814)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,982,717	$ 23,498,274
Net realized gain (loss)	2,801,939	(2,386,183)
Change in net unrealized appreciation (depreciation)	(44,998,470)	50,191,186
Net increase (decrease) in net assets resulting from operations	(9,213,814)	71,303,277
Distributions to shareholders from net investment income	(32,369,363)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(33,006,022)	(23,441,574)
Share transactions - net increase (decrease)	209,771,781	(101,731,245)
Total increase (decrease) in net assets	167,551,945	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $282,922 and undistributed net investment income of $367,800, respectively)	$ 977,209,385	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA, B	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,835	$ 27,677	$ 21,833	$ 40,842	$ 12,935
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.69
Total ReturnA, B	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsD, F
Expenses before reductions	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,812	$ 6,651	$ 6,502	$ 12,078	$ 5,153
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.80	$ 11.42	$ 10.69
Total ReturnA, B	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,372	$ 11,713	$ 13,705	$ 24,613	$ 11,111
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,365	$ 697,733	$ 771,621	$ 471,540	$ 110,113
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,825	$ 65,882	$ 49,866	$ 5,996	$ 1,906
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,016,579
Gross unrealized depreciation	(28,024,657)
Net unrealized appreciation (depreciation) on securities	$ (14,008,078)

Tax cost	$ 981,486,468

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (142,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ (14,008,078)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (142,079)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 33,006,022	$ 23,441,574

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $589,922,177 and $365,623,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74,563	$ 2,632
Class T	-%	.25%	19,806	360
Class C	.75%	.25%	176,005	68,585
			$ 270,374	$ 71,577

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,096
Class T	2,378
Class C*	7,251
$ 23,725

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,695.19
Class T	20,392.26
Class C	34,810.20
Corporate Bond	920,564.10
Class I	148,572.15
	$ 1,181,033

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,489 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $321.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $97.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 813,671	$ 608,399
Class T	210,742	171,108
Class C	348,748	199,301
Corporate Bond	28,038,926	20,688,639
Class I	2,957,276	1,774,127
Total	$ 32,369,363	$ 23,441,574
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Class I	43,614	-
Total	$ 636,659	$ -

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	1,588,722	1,249,169	$ 18,202,646	$ 14,047,645
Reinvestment of distributions	68,942	50,169	788,156	563,724
Shares redeemed	(1,371,598)	(920,088)	(15,714,537)	(10,236,656)
Net increase (decrease)	286,066	379,250	$ 3,276,265	$ 4,374,713
Class T
Shares sold	417,162	283,615	$ 4,774,665	$ 3,155,670
Reinvestment of distributions	18,340	14,557	209,687	163,245
Shares redeemed	(309,008)	(323,223)	(3,517,632)	(3,577,079)
Net increase (decrease)	126,494	(25,051)	$ 1,466,720	$ (258,164)
Class C
Shares sold	1,358,833	582,128	$ 15,615,558	$ 6,570,162
Reinvestment of distributions	30,744	16,887	350,856	189,406
Shares redeemed	(571,153)	(851,721)	(6,502,091)	(9,415,455)
Net increase (decrease)	818,424	(252,706)	$ 9,464,323	$ (2,655,887)
Corporate Bond
Shares sold	48,939,032	38,472,483	$ 561,678,125	$ 429,883,472
Reinvestment of distributions	2,357,302	1,752,468	26,966,661	19,625,390
Shares redeemed	(39,742,648)	(51,137,626)	(450,652,855)	(564,864,189)
Net increase (decrease)	11,553,686	(10,912,675)	$ 137,991,931	$ (115,355,327)
Class I
Shares sold	6,825,368	1,619,567	$ 78,597,874	$ 18,017,528
Reinvestment of distributions	259,436	155,188	2,961,561	1,742,112
Shares redeemed	(2,100,347)	(677,328)	(23,986,893)	(7,596,220)
Net increase (decrease)	4,984,457	1,097,427	$ 57,572,542	$ 12,163,420

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,907,425 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-UANN-1015
1.907024.105

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Class I
(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class I
is a class of Fidelity®
Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class I	-0.63%	5.04%	5.85%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class I on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager David Prothro and Co-Portfolio Manager Michael Plage: For the year, the fund's share classes (excluding sales charges, if applicable) modestly lagged the -0.43% return of the Barclays® U.S. Credit Bond Index. Given the uncertain macro backdrop, we had a more defensive strategy during the period, particularly in the industrials sector, partly due to falling commodity prices. Performance versus the benchmark was hampered by exposure to select energy and communications issuers. Additionally, energy holdings within the government agencies sector, which included bonds issued by government-owned energy companies, further hampered relative results. The portfolio's overall credit quality was modestly lower than that of the benchmark, and this positioning dampened relative performance. On the plus side, our long-standing emphasis on financial institutions continued to work well this past year, and the fund benefited both from overweighting the sector and from solid selection within the group. Bonds issued by banks, real estate investment trusts (REITs) and life insurance companies helped the most. Elsewhere, a small out-of-benchmark position in long-dated U.S. Treasuries also contributed. We had no exposure to Treasuries at period end. Within commodities, largely avoiding metals & mining partially offset a negative result from our energy holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.78%
Actual		$ 1,000.00	$ 969.00	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.86%
Actual		$ 1,000.00	$ 968.60	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class C	1.54%
Actual		$ 1,000.00	$ 965.30	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Corporate Bond	.45%
Actual		$ 1,000.00	$ 970.60	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 970.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 4.0%
AAA 0.3%	AAA 0.3%
AA 2.2%	AA 3.9%
A 16.5%	A 21.1%
BBB 57.0%	BBB 51.8%
BB and Below 17.5%	BB and Below 14.9%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	10.9	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.9	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 87.1%		Corporate Bonds 87.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 4.0%
	Municipal Bonds 1.9%		Municipal Bonds 2.9%
	Other Investments 4.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	19.2%	** Foreign investments	15.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.2%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,017,267
General Motors Co.:
5% 4/1/35	2,537,000	2,383,849
5.2% 4/1/45	4,206,000	3,948,967
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,081,365
		11,431,448
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	431,916
Household Durables - 1.6%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,536,540
4% 2/15/20	5,000,000	5,025,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,649,375
		15,210,915
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,123,353
Media - 4.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,397,403
6.9% 8/15/39	300,000	359,226
7.75% 12/1/45	111,000	150,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.384% 10/23/35 (b)	5,775,000	5,862,786
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,244,838
6.4% 3/1/40	1,150,000	1,433,890
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,388,502
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,060,073
Time Warner Cable, Inc.:
4.5% 9/15/42	773,000	617,692
5.5% 9/1/41	623,000	561,175
5.875% 11/15/40	1,648,000	1,555,040
6.55% 5/1/37	2,531,000	2,541,688
6.75% 7/1/18	700,000	775,474
7.3% 7/1/38	1,188,000	1,257,666
8.25% 4/1/19	1,856,000	2,167,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
2.1% 6/1/19	$ 3,000,000	$ 2,959,134
6.2% 3/15/40	1,700,000	1,895,833
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,462,211
3.5% 4/1/17	34,000	34,693
		43,725,640
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	257,779
Home Depot, Inc. 5.95% 4/1/41	941,000	1,162,564
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	715,361
		2,135,704
TOTAL CONSUMER DISCRETIONARY		78,058,976
CONSUMER STAPLES - 3.1%
Beverages - 1.2%
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,017,500
4.25% 5/1/23	3,315,000	3,334,890
Heineken NV 4% 10/1/42 (b)	96,000	86,555
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,443,700
		11,882,645
Food & Staples Retailing - 0.0%
Walgreen Co. 4.4% 9/15/42	124,000	108,644
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	282,975
The J.M. Smucker Co. 2.5% 3/15/20 (b)	1,642,000	1,633,049
		1,916,024
Tobacco - 1.7%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,575,000	4,530,238
4.25% 7/21/25 (b)	1,134,000	1,123,712
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,033,382
Reynolds American, Inc.:
2.3% 6/12/18	528,000	531,207
3.25% 6/12/20	436,000	441,484
3.25% 11/1/22	3,304,000	3,212,829
4% 6/12/22	366,000	375,756
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.45% 6/12/25	$ 1,778,000	$ 1,825,023
4.75% 11/1/42	470,000	435,245
5.7% 8/15/35	304,000	322,032
5.85% 8/15/45	1,267,000	1,369,052
6.75% 6/15/17	384,000	415,438
		16,615,398
TOTAL CONSUMER STAPLES		30,522,711
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	143,273
5.35% 3/15/20 (b)	10,096,000	9,810,727
5.85% 5/21/43 (b)(d)	7,500,000	5,737,500
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	730,395
Ensco PLC:
5.2% 3/15/25	1,787,000	1,596,910
5.75% 10/1/44	561,000	422,615
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	118,689
3.05% 3/1/16	450,000	449,036
5.95% 4/1/25	5,000,000	4,409,045
Transocean, Inc. 6.5% 11/15/20	930,000	766,088
		24,184,278
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	410,078
6.375% 9/15/17	3,626,000	3,923,082
Apache Corp. 4.75% 4/15/43	3,233,000	2,961,874
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,855,426
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,994,077
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,687,360
5.7% 10/15/19	1,189,000	1,298,860
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	236,186
6.625% 8/15/20	4,675,000	3,728,313
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 349,586
2.7% 4/1/19	64,000	56,272
3.875% 3/15/23	222,000	181,486
4.95% 4/1/22	1,925,000	1,743,193
5.6% 4/1/44	340,000	276,711
Devon Energy Corp. 2.25% 12/15/18	910,000	907,587
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,065
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	521,931
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	141,255
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,005,249
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,259
3.75% 2/15/25	547,000	522,514
4.85% 3/15/44	2,023,000	1,817,999
4.95% 10/15/54	2,437,000	2,073,811
ONEOK Partners LP 2% 10/1/17	2,822,000	2,781,750
Petro-Canada 6.05% 5/15/18	4,470,000	4,926,195
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,979
5.375% 1/27/21	652,000	574,738
5.75% 1/20/20	3,652,000	3,321,969
Petroleos Mexicanos:
3.5% 7/18/18	959,000	977,221
4.25% 1/15/25 (b)	5,000,000	4,729,500
4.875% 1/18/24	80,000	79,760
5.5% 1/21/21	545,000	584,513
5.5% 6/27/44	2,899,000	2,508,360
6% 3/5/20	116,000	126,382
6.375% 1/23/45	937,000	913,388
6.5% 6/2/41	2,926,000	2,926,000
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,827,503
4.3% 4/1/22	300,000	313,056
4.65% 11/15/34	3,750,000	3,650,408
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,648,935
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	641,166
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	5,755,902
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,173
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 452,000	$ 456,639
4.6% 6/15/21	414,000	430,968
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,522,330
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,994,156
Western Gas Partners LP:
2.6% 8/15/18	858,000	854,893
5.375% 6/1/21	1,273,000	1,348,679
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,296,058
4% 9/15/25	5,000,000	4,477,890
4.3% 3/4/24	491,000	459,774
		95,136,459
TOTAL ENERGY		119,320,737
FINANCIALS - 40.1%
Banks - 15.8%
Associated Banc-Corp. 5.125% 3/28/16	575,000	584,498
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,536,535
3.95% 4/21/25	4,128,000	3,991,471
4% 1/22/25	3,277,000	3,203,100
4.2% 8/26/24	10,942,000	10,841,717
5.75% 12/1/17	3,000,000	3,245,274
Barclays PLC 3.65% 3/16/25	4,116,000	3,909,788
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,479,096
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,562,413
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,918,595
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,425,000
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,808,502
2.5% 7/29/19	4,000,000	3,996,008
4.05% 7/30/22	316,000	323,423
4.4% 6/10/25	1,221,000	1,227,474
5.3% 5/6/44	2,300,000	2,415,697
5.5% 9/13/25	1,317,000	1,430,045
6.675% 9/13/43	467,000	577,022
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	521,425
Credit Agricole SA 4.375% 3/17/25 (b)	3,636,000	3,530,396
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse AG 6% 2/15/18	$ 122,000	$ 132,760
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,541,618
Discover Bank:
2% 2/21/18	3,900,000	3,862,127
7% 4/15/20	2,391,000	2,755,197
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,094,863
5.45% 1/15/17	1,232,000	1,293,168
8.25% 3/1/38	3,848,000	5,447,667
HSBC Holdings PLC 6.5% 9/15/37	100,000	117,603
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,293,509
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	7,245,000	7,074,373
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,091,070
3.875% 9/10/24	5,237,000	5,153,009
4.125% 12/15/26	13,085,000	12,983,683
Mizuho Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,356,082
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,658,983
Regions Bank 6.45% 6/26/37	2,611,000	3,057,927
Regions Financial Corp. 2% 5/15/18	558,000	555,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,670,325
6% 12/19/23	5,228,000	5,577,136
6.1% 6/10/23	1,000,000	1,072,716
6.125% 12/15/22	5,972,000	6,433,104
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,211,859
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,589,649
		154,550,907
Capital Markets - 6.5%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)	8,385,000	7,835,128
Deutsche Bank AG 4.5% 4/1/25	2,916,000	2,819,717
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,033,373
2.55% 10/23/19	6,476,000	6,488,168
2.9% 7/19/18	4,240,000	4,334,675
3.75% 5/22/25	6,000,000	5,969,514
5.25% 7/27/21	1,227,000	1,364,046
5.95% 1/18/18	178,000	194,191
6.15% 4/1/18	204,000	224,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. 4.875% 8/1/25	$ 3,547,000	$ 3,561,901
Lazard Group LLC 6.85% 6/15/17	31,000	33,554
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,569,382
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,568,996
4.3% 1/27/45	948,000	900,804
4.875% 11/1/22	9,466,000	10,015,009
5% 11/24/25	846,000	889,620
5.5% 7/28/21	1,222,000	1,374,437
5.625% 9/23/19	329,000	365,705
5.75% 1/25/21	557,000	631,074
6.625% 4/1/18	153,000	170,507
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,500,000	7,419,300
		63,763,907
Consumer Finance - 3.0%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,434,900
4.75% 9/10/18	4,500,000	4,640,625
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,473,644
5.2% 4/27/22	2,355,000	2,484,005
6.45% 6/12/17	107,000	115,728
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,123
2.597% 11/4/19	4,950,000	4,878,770
General Electric Capital Corp. 5.875% 1/14/38	150,000	181,012
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,011
2.125% 10/2/17 (b)	197,000	197,563
2.55% 2/6/19 (b)	3,163,000	3,152,100
2.875% 8/9/18 (b)	4,930,000	5,029,423
		29,361,904
Diversified Financial Services - 2.7%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	103,304
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,392,460
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,284,787
5.7% 7/15/43	2,607,000	2,957,454
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.:
3.3% 8/14/20 (b)	$ 4,913,000	$ 4,944,134
4% 6/15/25 (b)	6,038,000	5,838,215
Moody's Corp. 2.75% 7/15/19	6,920,000	7,003,621
		26,523,975
Insurance - 6.0%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,412,875
4.5% 7/16/44	5,833,000	5,569,862
Aon Corp. 6.25% 9/30/40	253,000	299,375
Aon PLC:
3.5% 6/14/24	2,830,000	2,745,977
4.75% 5/15/45	6,000,000	5,749,782
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,191
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,257,796
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,145,646
8.125% 6/15/38 (d)	4,915,000	5,492,513
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,646,790
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,799,067
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	2,264,000	2,053,054
5.375% 12/1/41 (b)	148,000	164,263
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,317,331
6% 2/10/20 (b)	902,000	1,014,900
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,305,471
5.625% 6/15/43 (d)	5,000,000	5,132,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	630,417
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	287,000	288,692
Unum Group:
5.625% 9/15/20	1,846,000	2,065,622
5.75% 8/15/42	3,748,000	4,170,096
7.125% 9/30/16	106,000	112,215
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,002,522
		58,323,277
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.5%
AvalonBay Communities, Inc. 4.2% 12/15/23	$ 4,553,000	$ 4,753,974
Camden Property Trust 4.25% 1/15/24	758,000	783,506
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,375,706
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,019,939
3.7% 6/15/21	476,000	468,582
DDR Corp.:
4.625% 7/15/22	391,000	406,550
4.75% 4/15/18	1,764,000	1,864,410
7.5% 4/1/17	4,000,000	4,333,708
9.625% 3/15/16	214,000	223,345
Duke Realty LP:
3.875% 10/15/22	403,000	406,333
4.375% 6/15/22	206,000	213,143
5.5% 3/1/16	1,300,000	1,325,921
6.75% 3/15/20	1,295,000	1,500,190
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,988,243
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	324,439
4.7% 9/15/17	548,000	578,019
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	251,653
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	176,043
		23,993,704
Real Estate Management & Development - 3.6%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,906,457
3.85% 4/15/16	914,000	925,845
4.25% 7/15/22	170,000	173,356
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,980,549
4.1% 10/1/24	3,000,000	2,984,784
4.55% 10/1/29	2,014,000	1,955,830
4.95% 4/15/18	290,000	307,966
6% 4/1/16	211,000	216,286
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,669,594
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,046,149
4.125% 6/15/22	1,832,000	1,872,786
4.4% 2/15/24	1,039,000	1,068,774
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20	$ 752,000	$ 811,209
5.5% 12/15/16	2,436,000	2,549,408
6.625% 10/1/17	1,960,000	2,145,632
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,525
3.15% 5/15/23	922,000	818,346
4.5% 4/18/22	94,000	93,688
7.75% 8/15/19	126,000	145,104
Mid-America Apartments LP 4.3% 10/15/23	180,000	184,098
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,771,618
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	288,822
Reckson Operating Partnership LP 6% 3/31/16	286,000	293,143
Tanger Properties LP:
3.875% 12/1/23	398,000	395,105
6.125% 6/1/20	661,000	751,466
Ventas Realty LP 4.125% 1/15/26	345,000	341,532
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,452
		35,696,524
TOTAL FINANCIALS		392,214,198
HEALTH CARE - 5.0%
Biotechnology - 0.6%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,585,388
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	282,583
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,655,901
		4,938,484
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,206,718
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	386,647
3.75% 7/15/25	2,607,000	2,668,596
3.95% 10/15/42	132,000	119,671
4.25% 3/15/43	2,500,000	2,421,045
4.625% 7/15/35	745,000	777,068
4.625% 11/15/41	965,000	971,162
4.75% 7/15/45	1,829,000	1,914,131
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 288,000	$ 286,567
2.375% 2/15/17	810,000	818,537
		13,570,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	252,704
5.3% 2/1/44	103,000	107,084
		359,788
Pharmaceuticals - 2.5%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,143
2.5% 5/14/20	1,885,000	1,862,751
3.2% 11/6/22	1,183,000	1,168,231
3.6% 5/14/25	1,758,000	1,728,670
4.4% 11/6/42	627,000	576,947
4.5% 5/14/35	1,694,000	1,618,116
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,017,285
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,417,376
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,387,626
Zoetis, Inc. 1.875% 2/1/18	123,000	122,214
		23,897,359
TOTAL HEALTH CARE		48,351,161
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	2,863,200
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	564,098
Continental Airlines, Inc. 6.648% 3/15/19	33,792	34,722
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	48,965	51,903
8.36% 1/20/19	29,980	32,117
		682,840
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	$ 434,000	$ 415,137
Roper Industries, Inc. 2.05% 10/1/18	7,475,000	7,422,862
		7,837,999
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	267,633
4.65% 11/1/44	559,000	520,218
		787,851
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	912,170
4.4% 3/15/42	2,500,000	2,369,933
		3,282,103
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.125% 1/15/18	408,000	403,920
3.75% 2/1/22	1,086,000	1,085,271
3.875% 4/1/21	3,305,000	3,338,050
W.W. Grainger, Inc. 4.6% 6/15/45	3,697,000	3,798,531
		8,625,772
TOTAL INDUSTRIALS		24,079,765
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	261,486
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,913
6.55% 10/1/17	4,758,000	5,221,096
		5,668,495
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	943,846
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	3,851,007
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.: - continued
4.375% 5/15/55	$ 4,148,000	$ 3,861,357
5.375% 7/15/40	240,000	267,547
		7,979,911
TOTAL INFORMATION TECHNOLOGY		14,592,252
MATERIALS - 2.2%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,220,000	5,191,316
Ecolab, Inc. 1.45% 12/8/17	434,000	428,843
Monsanto Co. 4.7% 7/15/64	1,925,000	1,664,291
		7,284,450
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	543,000	532,140
5.4% 4/15/21	4,548,000	4,675,913
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,305,500
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	177,268
5.625% 10/18/43 (b)	425,000	421,624
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	2,773,125
Vale Overseas Ltd. 6.25% 1/23/17	104,000	108,022
		13,993,592
TOTAL MATERIALS		21,278,042
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,911,909
4.75% 5/15/46	2,316,000	2,111,662
5.55% 8/15/41	2,700,000	2,705,335
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,606,126
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	592,490
3.5% 11/1/21	1,420,000	1,439,518
4.6% 4/1/21	460,000	493,017
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
5.012% 8/21/54	$ 6,001,000	$ 5,474,052
6.4% 9/15/33	1,509,000	1,720,621
6.55% 9/15/43	999,000	1,179,583
		24,234,313
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,465,225
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,422,836
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,283,410
		11,171,471
TOTAL TELECOMMUNICATION SERVICES		35,405,784
UTILITIES - 5.6%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	236,543
DPL, Inc. 6.75% 10/1/19	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,762
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,246,504
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	567,928
6.4% 9/15/20 (b)	1,310,000	1,499,912
FirstEnergy Corp.:
2.75% 3/15/18	699,000	701,240
4.25% 3/15/23	1,919,000	1,922,752
7.375% 11/15/31	6,145,000	7,396,122
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,220,373
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	1,894,000	1,860,855
Nevada Power Co. 6.65% 4/1/36	500,000	648,393
Tampa Electric Co. 6.55% 5/15/36	500,000	642,211
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,491
Xcel Energy, Inc. 4.8% 9/15/41	554,000	574,602
		24,300,688
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,022,042
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	5,023,000	4,898,776
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,411
		6,939,229
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp. 1.9% 6/3/17	$ 3,700,000	$ 3,655,278
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
2.5818% 9/30/66 (d)	7,158,000	6,232,650
7.5% 6/30/66 (d)	145,000	129,231
NiSource Finance Corp.:
5.25% 2/15/43	234,000	249,312
5.95% 6/15/41	1,493,000	1,729,754
6.4% 3/15/18	24,000	26,660
Puget Energy, Inc.:
3.65% 5/15/25 (b)	2,935,000	2,854,264
5.625% 7/15/22	4,240,000	4,751,085
6.5% 12/15/20	613,000	719,461
Sempra Energy:
2.3% 4/1/17	3,024,000	3,061,446
2.875% 10/1/22	224,000	214,678
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	101,351
		20,069,892
TOTAL UTILITIES		54,965,087
TOTAL NONCONVERTIBLE BONDS (Cost $831,878,487)		818,788,713
Municipal Securities - 1.9%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,109
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,509
7.3% 10/1/39	1,485,000	2,055,596
7.5% 4/1/34	1,165,000	1,623,882
7.55% 4/1/39	730,000	1,051,872
7.6% 11/1/40	5,750,000	8,434,790
7.625% 3/1/40	70,000	100,845
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	2,690,000	2,732,583
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.): - continued
Series 2012 B, 5.432% 1/1/42	$ 160,000	$ 128,931
6.314% 1/1/44	2,280,000	1,984,238
TOTAL MUNICIPAL SECURITIES (Cost $18,545,458)		18,582,355
Foreign Government and Government Agency Obligations - 0.4%

United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,485
6.05% 1/11/40	116,000	129,920
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,016,442)		4,375,575
Bank Notes - 2.2%

Barclays Bank PLC 2.5% 2/20/19	400,000	403,712
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,709,863
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,071,870
Regions Bank 7.5% 5/15/18	7,499,000	8,505,306
TOTAL BANK NOTES (Cost $21,218,495)		21,690,751
Fixed-Income Funds - 4.3%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $43,055,197)	411,351	41,748,012
Preferred Securities - 1.2%
	Principal Amount
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22	$ 10,010,000	11,625,031
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,034
TOTAL PREFERRED SECURITIES (Cost $11,719,404)		11,731,065
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $50,561,919)	50,561,919	$ 50,561,919
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $981,995,402)		967,478,390
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,730,995
NET ASSETS - 100%		$ 977,209,385
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,823,890 or 14.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,204
Fidelity Specialized High Income Central Fund	2,674,509
Total	$ 2,731,713
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 32,694,510	$ 15,002,833	$ 41,748,012	5.6%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 818,788,713	$ -	$ 818,788,713	$ -
Municipal Securities	18,582,355	-	18,582,355	-
Foreign Government and Government Agency Obligations	4,375,575	-	4,375,575	-
Bank Notes	21,690,751	-	21,690,751	-
Fixed-Income Funds	41,748,012	41,748,012	-	-
Preferred Securities	11,731,065	-	11,731,065	-
Money Market Funds	50,561,919	50,561,919	-	-
Total Investments in Securities:	$ 967,478,390	$ 92,309,931	$ 875,168,459	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.8%
United Kingdom	6.8%
Canada	2.9%
France	2.1%
Mexico	1.9%
Luxembourg	1.4%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $888,378,286)	$ 875,168,459
Fidelity Central Funds (cost $93,617,116)	92,309,931
Total Investments (cost $981,995,402)		$ 967,478,390
Receivable for fund shares sold		906,262
Interest receivable		10,627,079
Distributions receivable from Fidelity Central Funds		8,017
Total assets		979,019,748

Liabilities
Payable for fund shares redeemed	$ 1,243,633
Distributions payable	157,219
Accrued management fee	287,960
Transfer agent fee payable	96,647
Distribution and service plan fees payable	24,904
Total liabilities		1,810,363

Net Assets		$ 977,209,385
Net Assets consist of:
Paid in capital		$ 991,413,242
Undistributed net investment income		282,922
Accumulated undistributed net realized gain (loss) on investments		30,233
Net unrealized appreciation (depreciation) on investments		(14,517,012)
Net Assets		$ 977,209,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,835,313 ÷ 2,685,802 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T:
Net Asset Value and redemption price per share ($7,811,545 ÷ 703,209 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class C:
Net Asset Value and offering price per share ($20,372,196 ÷ 1,834,130 shares)A	$ 11.11

Corporate Bond:
Net Asset Value, offering price and redemption price per share ($800,365,257 ÷ 72,050,536 shares)	$ 11.11

Class I:
Net Asset Value, offering price and redemption price per share ($118,825,074 ÷ 10,696,630 shares)	$ 11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015
Investment Income
Dividends		$ 520,017
Interest		34,925,243
Income from Fidelity Central Funds		2,731,713
Total income		38,176,973

Expenses
Management fee	$ 3,737,019
Transfer agent fees	1,181,033
Distribution and service plan fees	270,374
Independent trustees' compensation	4,320
Miscellaneous	1,607
Total expenses before reductions	5,194,353
Expense reductions	(97)	5,194,256
Net investment income (loss)		32,982,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,940,110
Fidelity Central Funds	(138,171)
Total net realized gain (loss)		2,801,939
Change in net unrealized appreciation (depreciation) on investment securities		(44,998,470)
Net gain (loss)		(42,196,531)
Net increase (decrease) in net assets resulting from operations		$ (9,213,814)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,982,717	$ 23,498,274
Net realized gain (loss)	2,801,939	(2,386,183)
Change in net unrealized appreciation (depreciation)	(44,998,470)	50,191,186
Net increase (decrease) in net assets resulting from operations	(9,213,814)	71,303,277
Distributions to shareholders from net investment income	(32,369,363)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(33,006,022)	(23,441,574)
Share transactions - net increase (decrease)	209,771,781	(101,731,245)
Total increase (decrease) in net assets	167,551,945	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $282,922 and undistributed net investment income of $367,800, respectively)	$ 977,209,385	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA, B	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,835	$ 27,677	$ 21,833	$ 40,842	$ 12,935
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.69
Total ReturnA, B	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsD, F
Expenses before reductions	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,812	$ 6,651	$ 6,502	$ 12,078	$ 5,153
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.80	$ 11.42	$ 10.69
Total ReturnA, B	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,372	$ 11,713	$ 13,705	$ 24,613	$ 11,111
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,365	$ 697,733	$ 771,621	$ 471,540	$ 110,113
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,825	$ 65,882	$ 49,866	$ 5,996	$ 1,906
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,016,579
Gross unrealized depreciation	(28,024,657)
Net unrealized appreciation (depreciation) on securities	$ (14,008,078)

Tax cost	$ 981,486,468

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (142,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ (14,008,078)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (142,079)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 33,006,022	$ 23,441,574

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $589,922,177 and $365,623,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74,563	$ 2,632
Class T	-%	.25%	19,806	360
Class C	.75%	.25%	176,005	68,585
			$ 270,374	$ 71,577

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,096
Class T	2,378
Class C*	7,251
$ 23,725

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,695.19
Class T	20,392.26
Class C	34,810.20
Corporate Bond	920,564.10
Class I	148,572.15
	$ 1,181,033

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,489 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $321.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $97.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 813,671	$ 608,399
Class T	210,742	171,108
Class C	348,748	199,301
Corporate Bond	28,038,926	20,688,639
Class I	2,957,276	1,774,127
Total	$ 32,369,363	$ 23,441,574
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Class I	43,614	-
Total	$ 636,659	$ -

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	1,588,722	1,249,169	$ 18,202,646	$ 14,047,645
Reinvestment of distributions	68,942	50,169	788,156	563,724
Shares redeemed	(1,371,598)	(920,088)	(15,714,537)	(10,236,656)
Net increase (decrease)	286,066	379,250	$ 3,276,265	$ 4,374,713
Class T
Shares sold	417,162	283,615	$ 4,774,665	$ 3,155,670
Reinvestment of distributions	18,340	14,557	209,687	163,245
Shares redeemed	(309,008)	(323,223)	(3,517,632)	(3,577,079)
Net increase (decrease)	126,494	(25,051)	$ 1,466,720	$ (258,164)
Class C
Shares sold	1,358,833	582,128	$ 15,615,558	$ 6,570,162
Reinvestment of distributions	30,744	16,887	350,856	189,406
Shares redeemed	(571,153)	(851,721)	(6,502,091)	(9,415,455)
Net increase (decrease)	818,424	(252,706)	$ 9,464,323	$ (2,655,887)
Corporate Bond
Shares sold	48,939,032	38,472,483	$ 561,678,125	$ 429,883,472
Reinvestment of distributions	2,357,302	1,752,468	26,966,661	19,625,390
Shares redeemed	(39,742,648)	(51,137,626)	(450,652,855)	(564,864,189)
Net increase (decrease)	11,553,686	(10,912,675)	$ 137,991,931	$ (115,355,327)
Class I
Shares sold	6,825,368	1,619,567	$ 78,597,874	$ 18,017,528
Reinvestment of distributions	259,436	155,188	2,961,561	1,742,112
Shares redeemed	(2,100,347)	(677,328)	(23,986,893)	(7,596,220)
Net increase (decrease)	4,984,457	1,097,427	$ 57,572,542	$ 12,163,420

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,907,425 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-UANN-1015
1.907012.105

Fidelity®

Corporate Bond

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity® Corporate Bond Fund	-0.58%	5.08%	5.89%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager David Prothro and Co-Portfolio Manager Michael Plage: For the year, the fund's share classes (excluding sales charges, if applicable) modestly lagged the -0.43% return of the Barclays® U.S. Credit Bond Index. Given the uncertain macro backdrop, we had a more defensive strategy during the period, particularly in the industrials sector, partly due to falling commodity prices. Performance versus the benchmark was hampered by exposure to select energy and communications issuers. Additionally, energy holdings within the government agencies sector, which included bonds issued by government-owned energy companies, further hampered relative results. The portfolio's overall credit quality was modestly lower than that of the benchmark, and this positioning dampened relative performance. On the plus side, our long-standing emphasis on financial institutions continued to work well this past year, and the fund benefited both from overweighting the sector and from solid selection within the group. Bonds issued by banks, real estate investment trusts (REITs) and life insurance companies helped the most. Elsewhere, a small out-of-benchmark position in long-dated U.S. Treasuries also contributed. We had no exposure to Treasuries at period end. Within commodities, largely avoiding metals & mining partially offset a negative result from our energy holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.78%
Actual		$ 1,000.00	$ 969.00	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.86%
Actual		$ 1,000.00	$ 968.60	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Class C	1.54%
Actual		$ 1,000.00	$ 965.30	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Corporate Bond	.45%
Actual		$ 1,000.00	$ 970.60	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000.00	$ 970.40	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 4.0%
AAA 0.3%	AAA 0.3%
AA 2.2%	AA 3.9%
A 16.5%	A 21.1%
BBB 57.0%	BBB 51.8%
BB and Below 17.5%	BB and Below 14.9%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	10.9	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	6.9	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 87.1%		Corporate Bonds 87.4%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 4.0%
	Municipal Bonds 1.9%		Municipal Bonds 2.9%
	Other Investments 4.5%		Other Investments 1.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	19.2%	** Foreign investments	15.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.2%
Ford Motor Co. 4.75% 1/15/43	$ 3,184,000	$ 3,017,267
General Motors Co.:
5% 4/1/35	2,537,000	2,383,849
5.2% 4/1/45	4,206,000	3,948,967
Volkswagen International Finance NV 2.375% 3/22/17 (b)	2,050,000	2,081,365
		11,431,448
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	431,916
Household Durables - 1.6%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,536,540
4% 2/15/20	5,000,000	5,025,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,649,375
		15,210,915
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. 4.8% 12/5/34	5,101,000	5,123,353
Media - 4.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,800,000	5,397,403
6.9% 8/15/39	300,000	359,226
7.75% 12/1/45	111,000	150,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.384% 10/23/35 (b)	5,775,000	5,862,786
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,244,838
6.4% 3/1/40	1,150,000	1,433,890
Discovery Communications LLC 4.875% 4/1/43	5,108,000	4,388,502
NBCUniversal, Inc. 5.15% 4/30/20	3,625,000	4,060,073
Time Warner Cable, Inc.:
4.5% 9/15/42	773,000	617,692
5.5% 9/1/41	623,000	561,175
5.875% 11/15/40	1,648,000	1,555,040
6.55% 5/1/37	2,531,000	2,541,688
6.75% 7/1/18	700,000	775,474
7.3% 7/1/38	1,188,000	1,257,666
8.25% 4/1/19	1,856,000	2,167,897
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
2.1% 6/1/19	$ 3,000,000	$ 2,959,134
6.2% 3/15/40	1,700,000	1,895,833
Viacom, Inc.:
2.5% 9/1/18	5,496,000	5,462,211
3.5% 4/1/17	34,000	34,693
		43,725,640
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	257,779
Home Depot, Inc. 5.95% 4/1/41	941,000	1,162,564
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	715,361
		2,135,704
TOTAL CONSUMER DISCRETIONARY		78,058,976
CONSUMER STAPLES - 3.1%
Beverages - 1.2%
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,017,500
4.25% 5/1/23	3,315,000	3,334,890
Heineken NV 4% 10/1/42 (b)	96,000	86,555
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,443,700
		11,882,645
Food & Staples Retailing - 0.0%
Walgreen Co. 4.4% 9/15/42	124,000	108,644
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	282,975
The J.M. Smucker Co. 2.5% 3/15/20 (b)	1,642,000	1,633,049
		1,916,024
Tobacco - 1.7%
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	4,575,000	4,530,238
4.25% 7/21/25 (b)	1,134,000	1,123,712
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,033,382
Reynolds American, Inc.:
2.3% 6/12/18	528,000	531,207
3.25% 6/12/20	436,000	441,484
3.25% 11/1/22	3,304,000	3,212,829
4% 6/12/22	366,000	375,756
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.45% 6/12/25	$ 1,778,000	$ 1,825,023
4.75% 11/1/42	470,000	435,245
5.7% 8/15/35	304,000	322,032
5.85% 8/15/45	1,267,000	1,369,052
6.75% 6/15/17	384,000	415,438
		16,615,398
TOTAL CONSUMER STAPLES		30,522,711
ENERGY - 12.2%
Energy Equipment & Services - 2.5%
DCP Midstream LLC:
4.75% 9/30/21 (b)	158,000	143,273
5.35% 3/15/20 (b)	10,096,000	9,810,727
5.85% 5/21/43 (b)(d)	7,500,000	5,737,500
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	730,395
Ensco PLC:
5.2% 3/15/25	1,787,000	1,596,910
5.75% 10/1/44	561,000	422,615
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	118,689
3.05% 3/1/16	450,000	449,036
5.95% 4/1/25	5,000,000	4,409,045
Transocean, Inc. 6.5% 11/15/20	930,000	766,088
		24,184,278
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	410,078
6.375% 9/15/17	3,626,000	3,923,082
Apache Corp. 4.75% 4/15/43	3,233,000	2,961,874
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	3,855,426
Canadian Natural Resources Ltd. 3.9% 2/1/25	4,325,000	3,994,077
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,687,360
5.7% 10/15/19	1,189,000	1,298,860
Chesapeake Energy Corp.:
6.125% 2/15/21	305,000	236,186
6.625% 8/15/20	4,675,000	3,728,313
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 349,586
2.7% 4/1/19	64,000	56,272
3.875% 3/15/23	222,000	181,486
4.95% 4/1/22	1,925,000	1,743,193
5.6% 4/1/44	340,000	276,711
Devon Energy Corp. 2.25% 12/15/18	910,000	907,587
Duke Energy Field Services 5.375% 10/15/15 (b)	54,000	54,065
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	521,931
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	141,255
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,005,249
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,259
3.75% 2/15/25	547,000	522,514
4.85% 3/15/44	2,023,000	1,817,999
4.95% 10/15/54	2,437,000	2,073,811
ONEOK Partners LP 2% 10/1/17	2,822,000	2,781,750
Petro-Canada 6.05% 5/15/18	4,470,000	4,926,195
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	38,979
5.375% 1/27/21	652,000	574,738
5.75% 1/20/20	3,652,000	3,321,969
Petroleos Mexicanos:
3.5% 7/18/18	959,000	977,221
4.25% 1/15/25 (b)	5,000,000	4,729,500
4.875% 1/18/24	80,000	79,760
5.5% 1/21/21	545,000	584,513
5.5% 6/27/44	2,899,000	2,508,360
6% 3/5/20	116,000	126,382
6.375% 1/23/45	937,000	913,388
6.5% 6/2/41	2,926,000	2,926,000
Phillips 66 Co.:
2.95% 5/1/17	2,767,000	2,827,503
4.3% 4/1/22	300,000	313,056
4.65% 11/15/34	3,750,000	3,650,408
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	5,000,000	4,648,935
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	641,166
Southwestern Energy Co. 4.95% 1/23/25	6,272,000	5,755,902
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,173
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 6/15/16	$ 452,000	$ 456,639
4.6% 6/15/21	414,000	430,968
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,522,330
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	3,994,156
Western Gas Partners LP:
2.6% 8/15/18	858,000	854,893
5.375% 6/1/21	1,273,000	1,348,679
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,296,058
4% 9/15/25	5,000,000	4,477,890
4.3% 3/4/24	491,000	459,774
		95,136,459
TOTAL ENERGY		119,320,737
FINANCIALS - 40.1%
Banks - 15.8%
Associated Banc-Corp. 5.125% 3/28/16	575,000	584,498
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,536,535
3.95% 4/21/25	4,128,000	3,991,471
4% 1/22/25	3,277,000	3,203,100
4.2% 8/26/24	10,942,000	10,841,717
5.75% 12/1/17	3,000,000	3,245,274
Barclays PLC 3.65% 3/16/25	4,116,000	3,909,788
BNP Paribas SA 4.25% 10/15/24	6,500,000	6,479,096
BPCE SA 5.15% 7/21/24 (b)	6,475,000	6,562,413
Capital One Bank NA 2.3% 6/5/19	5,000,000	4,918,595
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,425,000
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,808,502
2.5% 7/29/19	4,000,000	3,996,008
4.05% 7/30/22	316,000	323,423
4.4% 6/10/25	1,221,000	1,227,474
5.3% 5/6/44	2,300,000	2,415,697
5.5% 9/13/25	1,317,000	1,430,045
6.675% 9/13/43	467,000	577,022
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	517,000	521,425
Credit Agricole SA 4.375% 3/17/25 (b)	3,636,000	3,530,396
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse AG 6% 2/15/18	$ 122,000	$ 132,760
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,541,618
Discover Bank:
2% 2/21/18	3,900,000	3,862,127
7% 4/15/20	2,391,000	2,755,197
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,094,863
5.45% 1/15/17	1,232,000	1,293,168
8.25% 3/1/38	3,848,000	5,447,667
HSBC Holdings PLC 6.5% 9/15/37	100,000	117,603
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,293,509
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)	7,245,000	7,074,373
JPMorgan Chase & Co.:
3.875% 2/1/24	5,000,000	5,091,070
3.875% 9/10/24	5,237,000	5,153,009
4.125% 12/15/26	13,085,000	12,983,683
Mizuho Bank Ltd. 1.55% 10/17/17 (b)	4,377,000	4,356,082
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,658,983
Regions Bank 6.45% 6/26/37	2,611,000	3,057,927
Regions Financial Corp. 2% 5/15/18	558,000	555,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,670,325
6% 12/19/23	5,228,000	5,577,136
6.1% 6/10/23	1,000,000	1,072,716
6.125% 12/15/22	5,972,000	6,433,104
SunTrust Banks, Inc. 2.5% 5/1/19	5,184,000	5,211,859
Wells Fargo & Co. 4.65% 11/4/44	4,700,000	4,589,649
		154,550,907
Capital Markets - 6.5%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)	8,385,000	7,835,128
Deutsche Bank AG 4.5% 4/1/25	2,916,000	2,819,717
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,033,373
2.55% 10/23/19	6,476,000	6,488,168
2.9% 7/19/18	4,240,000	4,334,675
3.75% 5/22/25	6,000,000	5,969,514
5.25% 7/27/21	1,227,000	1,364,046
5.95% 1/18/18	178,000	194,191
6.15% 4/1/18	204,000	224,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc. 4.875% 8/1/25	$ 3,547,000	$ 3,561,901
Lazard Group LLC 6.85% 6/15/17	31,000	33,554
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,569,382
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,568,996
4.3% 1/27/45	948,000	900,804
4.875% 11/1/22	9,466,000	10,015,009
5% 11/24/25	846,000	889,620
5.5% 7/28/21	1,222,000	1,374,437
5.625% 9/23/19	329,000	365,705
5.75% 1/25/21	557,000	631,074
6.625% 4/1/18	153,000	170,507
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,500,000	7,419,300
		63,763,907
Consumer Finance - 3.0%
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,434,900
4.75% 9/10/18	4,500,000	4,640,625
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,473,644
5.2% 4/27/22	2,355,000	2,484,005
6.45% 6/12/17	107,000	115,728
Ford Motor Credit Co. LLC:
1.5% 1/17/17	599,000	596,123
2.597% 11/4/19	4,950,000	4,878,770
General Electric Capital Corp. 5.875% 1/14/38	150,000	181,012
Hyundai Capital America:
1.625% 10/2/15 (b)	178,000	178,011
2.125% 10/2/17 (b)	197,000	197,563
2.55% 2/6/19 (b)	3,163,000	3,152,100
2.875% 8/9/18 (b)	4,930,000	5,029,423
		29,361,904
Diversified Financial Services - 2.7%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	103,304
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,392,460
ING U.S., Inc.:
5.5% 7/15/22	2,028,000	2,284,787
5.7% 7/15/43	2,607,000	2,957,454
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.:
3.3% 8/14/20 (b)	$ 4,913,000	$ 4,944,134
4% 6/15/25 (b)	6,038,000	5,838,215
Moody's Corp. 2.75% 7/15/19	6,920,000	7,003,621
		26,523,975
Insurance - 6.0%
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,412,875
4.5% 7/16/44	5,833,000	5,569,862
Aon Corp. 6.25% 9/30/40	253,000	299,375
Aon PLC:
3.5% 6/14/24	2,830,000	2,745,977
4.75% 5/15/45	6,000,000	5,749,782
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,191
Five Corners Funding Trust 4.419% 11/15/23 (b)	4,111,000	4,257,796
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	66,000	67,320
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,145,646
8.125% 6/15/38 (d)	4,915,000	5,492,513
Liberty Mutual Group, Inc. 4.95% 5/1/22 (b)	5,250,000	5,646,790
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,799,067
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	2,264,000	2,053,054
5.375% 12/1/41 (b)	148,000	164,263
Pacific LifeCorp:
5.125% 1/30/43 (b)	1,285,000	1,317,331
6% 2/10/20 (b)	902,000	1,014,900
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,305,471
5.625% 6/15/43 (d)	5,000,000	5,132,500
Symetra Financial Corp. 6.125% 4/1/16 (b)	615,000	630,417
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	287,000	288,692
Unum Group:
5.625% 9/15/20	1,846,000	2,065,622
5.75% 8/15/42	3,748,000	4,170,096
7.125% 9/30/16	106,000	112,215
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	991,000	1,002,522
		58,323,277
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.5%
AvalonBay Communities, Inc. 4.2% 12/15/23	$ 4,553,000	$ 4,753,974
Camden Property Trust 4.25% 1/15/24	758,000	783,506
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,375,706
Corporate Office Properties LP:
3.6% 5/15/23	2,201,000	2,019,939
3.7% 6/15/21	476,000	468,582
DDR Corp.:
4.625% 7/15/22	391,000	406,550
4.75% 4/15/18	1,764,000	1,864,410
7.5% 4/1/17	4,000,000	4,333,708
9.625% 3/15/16	214,000	223,345
Duke Realty LP:
3.875% 10/15/22	403,000	406,333
4.375% 6/15/22	206,000	213,143
5.5% 3/1/16	1,300,000	1,325,921
6.75% 3/15/20	1,295,000	1,500,190
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,988,243
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	324,439
4.7% 9/15/17	548,000	578,019
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	251,653
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	176,043
		23,993,704
Real Estate Management & Development - 3.6%
BioMed Realty LP:
2.625% 5/1/19	4,914,000	4,906,457
3.85% 4/15/16	914,000	925,845
4.25% 7/15/22	170,000	173,356
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,980,549
4.1% 10/1/24	3,000,000	2,984,784
4.55% 10/1/29	2,014,000	1,955,830
4.95% 4/15/18	290,000	307,966
6% 4/1/16	211,000	216,286
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,669,594
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,046,149
4.125% 6/15/22	1,832,000	1,872,786
4.4% 2/15/24	1,039,000	1,068,774
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
4.75% 10/1/20	$ 752,000	$ 811,209
5.5% 12/15/16	2,436,000	2,549,408
6.625% 10/1/17	1,960,000	2,145,632
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	489,525
3.15% 5/15/23	922,000	818,346
4.5% 4/18/22	94,000	93,688
7.75% 8/15/19	126,000	145,104
Mid-America Apartments LP 4.3% 10/15/23	180,000	184,098
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,771,618
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	276,000	288,822
Reckson Operating Partnership LP 6% 3/31/16	286,000	293,143
Tanger Properties LP:
3.875% 12/1/23	398,000	395,105
6.125% 6/1/20	661,000	751,466
Ventas Realty LP 4.125% 1/15/26	345,000	341,532
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,452
		35,696,524
TOTAL FINANCIALS		392,214,198
HEALTH CARE - 5.0%
Biotechnology - 0.6%
Amgen, Inc. 2.2% 5/22/19	5,630,000	5,585,388
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 4.685% 12/15/44	288,000	282,583
Medtronic, Inc. 3.15% 3/15/22 (b)	4,650,000	4,655,901
		4,938,484
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. 4.75% 11/15/21	3,000,000	3,206,718
UnitedHealth Group, Inc.:
3.35% 7/15/22	378,000	386,647
3.75% 7/15/25	2,607,000	2,668,596
3.95% 10/15/42	132,000	119,671
4.25% 3/15/43	2,500,000	2,421,045
4.625% 7/15/35	745,000	777,068
4.625% 11/15/41	965,000	971,162
4.75% 7/15/45	1,829,000	1,914,131
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.875% 1/15/18	$ 288,000	$ 286,567
2.375% 2/15/17	810,000	818,537
		13,570,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	252,704
5.3% 2/1/44	103,000	107,084
		359,788
Pharmaceuticals - 2.5%
AbbVie, Inc.:
1.75% 11/6/17	999,000	998,143
2.5% 5/14/20	1,885,000	1,862,751
3.2% 11/6/22	1,183,000	1,168,231
3.6% 5/14/25	1,758,000	1,728,670
4.4% 11/6/42	627,000	576,947
4.5% 5/14/35	1,694,000	1,618,116
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,017,285
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,417,376
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	7,416,000	7,387,626
Zoetis, Inc. 1.875% 2/1/18	123,000	122,214
		23,897,359
TOTAL HEALTH CARE		48,351,161
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	2,863,200
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (b)	549,000	564,098
Continental Airlines, Inc. 6.648% 3/15/19	33,792	34,722
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	48,965	51,903
8.36% 1/20/19	29,980	32,117
		682,840
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	$ 434,000	$ 415,137
Roper Industries, Inc. 2.05% 10/1/18	7,475,000	7,422,862
		7,837,999
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	270,000	267,633
4.65% 11/1/44	559,000	520,218
		787,851
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	912,170
4.4% 3/15/42	2,500,000	2,369,933
		3,282,103
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.125% 1/15/18	408,000	403,920
3.75% 2/1/22	1,086,000	1,085,271
3.875% 4/1/21	3,305,000	3,338,050
W.W. Grainger, Inc. 4.6% 6/15/45	3,697,000	3,798,531
		8,625,772
TOTAL INDUSTRIALS		24,079,765
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 3.125% 9/15/21	264,000	261,486
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	185,913
6.55% 10/1/17	4,758,000	5,221,096
		5,668,495
IT Services - 0.1%
The Western Union Co. 2.875% 12/10/17	926,000	943,846
Software - 0.8%
Oracle Corp.:
3.25% 5/15/30	4,148,000	3,851,007
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.: - continued
4.375% 5/15/55	$ 4,148,000	$ 3,861,357
5.375% 7/15/40	240,000	267,547
		7,979,911
TOTAL INFORMATION TECHNOLOGY		14,592,252
MATERIALS - 2.2%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,220,000	5,191,316
Ecolab, Inc. 1.45% 12/8/17	434,000	428,843
Monsanto Co. 4.7% 7/15/64	1,925,000	1,664,291
		7,284,450
Metals & Mining - 1.4%
Alcoa, Inc.:
5.125% 10/1/24	543,000	532,140
5.4% 4/15/21	4,548,000	4,675,913
Anglo American Capital PLC 4.125% 4/15/21 (b)	5,693,000	5,305,500
Corporacion Nacional del Cobre de Chile (Codelco):
4.875% 11/4/44 (b)	200,000	177,268
5.625% 10/18/43 (b)	425,000	421,624
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,625,000	2,773,125
Vale Overseas Ltd. 6.25% 1/23/17	104,000	108,022
		13,993,592
TOTAL MATERIALS		21,278,042
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
4.5% 5/15/35	4,270,000	3,911,909
4.75% 5/15/46	2,316,000	2,111,662
5.55% 8/15/41	2,700,000	2,705,335
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,606,126
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	592,490
3.5% 11/1/21	1,420,000	1,439,518
4.6% 4/1/21	460,000	493,017
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
5.012% 8/21/54	$ 6,001,000	$ 5,474,052
6.4% 9/15/33	1,509,000	1,720,621
6.55% 9/15/43	999,000	1,179,583
		24,234,313
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV 2.375% 9/8/16	1,450,000	1,465,225
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,422,836
Vodafone Group PLC 5.625% 2/27/17	5,000,000	5,283,410
		11,171,471
TOTAL TELECOMMUNICATION SERVICES		35,405,784
UTILITIES - 5.6%
Electric Utilities - 2.5%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	236,543
DPL, Inc. 6.75% 10/1/19	3,400,000	3,553,000
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,762
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,246,504
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	500,000	567,928
6.4% 9/15/20 (b)	1,310,000	1,499,912
FirstEnergy Corp.:
2.75% 3/15/18	699,000	701,240
4.25% 3/15/23	1,919,000	1,922,752
7.375% 11/15/31	6,145,000	7,396,122
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,220,373
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	1,894,000	1,860,855
Nevada Power Co. 6.65% 4/1/36	500,000	648,393
Tampa Electric Co. 6.55% 5/15/36	500,000	642,211
TECO Finance, Inc. 5.15% 3/15/20	114,000	124,491
Xcel Energy, Inc. 4.8% 9/15/41	554,000	574,602
		24,300,688
Gas Utilities - 0.7%
Boston Gas Co. 4.487% 2/15/42 (b)	2,000,000	2,022,042
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	5,023,000	4,898,776
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,411
		6,939,229
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.4%
TransAlta Corp. 1.9% 6/3/17	$ 3,700,000	$ 3,655,278
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
2.5818% 9/30/66 (d)	7,158,000	6,232,650
7.5% 6/30/66 (d)	145,000	129,231
NiSource Finance Corp.:
5.25% 2/15/43	234,000	249,312
5.95% 6/15/41	1,493,000	1,729,754
6.4% 3/15/18	24,000	26,660
Puget Energy, Inc.:
3.65% 5/15/25 (b)	2,935,000	2,854,264
5.625% 7/15/22	4,240,000	4,751,085
6.5% 12/15/20	613,000	719,461
Sempra Energy:
2.3% 4/1/17	3,024,000	3,061,446
2.875% 10/1/22	224,000	214,678
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	117,000	101,351
		20,069,892
TOTAL UTILITIES		54,965,087
TOTAL NONCONVERTIBLE BONDS (Cost $831,878,487)		818,788,713
Municipal Securities - 1.9%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	414,109
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,509
7.3% 10/1/39	1,485,000	2,055,596
7.5% 4/1/34	1,165,000	1,623,882
7.55% 4/1/39	730,000	1,051,872
7.6% 11/1/40	5,750,000	8,434,790
7.625% 3/1/40	70,000	100,845
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	2,690,000	2,732,583
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.): - continued
Series 2012 B, 5.432% 1/1/42	$ 160,000	$ 128,931
6.314% 1/1/44	2,280,000	1,984,238
TOTAL MUNICIPAL SECURITIES (Cost $18,545,458)		18,582,355
Foreign Government and Government Agency Obligations - 0.4%

United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,485
6.05% 1/11/40	116,000	129,920
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,016,442)		4,375,575
Bank Notes - 2.2%

Barclays Bank PLC 2.5% 2/20/19	400,000	403,712
JPMorgan Chase Bank 6% 10/1/17	10,850,000	11,709,863
Marshall & Ilsley Bank 5% 1/17/17	1,027,000	1,071,870
Regions Bank 7.5% 5/15/18	7,499,000	8,505,306
TOTAL BANK NOTES (Cost $21,218,495)		21,690,751
Fixed-Income Funds - 4.3%
Shares
Fidelity Specialized High Income Central Fund (e) (Cost $43,055,197)	411,351	41,748,012
Preferred Securities - 1.2%
	Principal Amount
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22	$ 10,010,000	11,625,031
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	102,000	106,034
TOTAL PREFERRED SECURITIES (Cost $11,719,404)		11,731,065
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $50,561,919)	50,561,919	$ 50,561,919
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $981,995,402)		967,478,390
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,730,995
NET ASSETS - 100%		$ 977,209,385
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,823,890 or 14.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,204
Fidelity Specialized High Income Central Fund	2,674,509
Total	$ 2,731,713
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 26,224,559	$ 32,694,510	$ 15,002,833	$ 41,748,012	5.6%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 818,788,713	$ -	$ 818,788,713	$ -
Municipal Securities	18,582,355	-	18,582,355	-
Foreign Government and Government Agency Obligations	4,375,575	-	4,375,575	-
Bank Notes	21,690,751	-	21,690,751	-
Fixed-Income Funds	41,748,012	41,748,012	-	-
Preferred Securities	11,731,065	-	11,731,065	-
Money Market Funds	50,561,919	50,561,919	-	-
Total Investments in Securities:	$ 967,478,390	$ 92,309,931	$ 875,168,459	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.8%
United Kingdom	6.8%
Canada	2.9%
France	2.1%
Mexico	1.9%
Luxembourg	1.4%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $888,378,286)	$ 875,168,459
Fidelity Central Funds (cost $93,617,116)	92,309,931
Total Investments (cost $981,995,402)		$ 967,478,390
Receivable for fund shares sold		906,262
Interest receivable		10,627,079
Distributions receivable from Fidelity Central Funds		8,017
Total assets		979,019,748

Liabilities
Payable for fund shares redeemed	$ 1,243,633
Distributions payable	157,219
Accrued management fee	287,960
Transfer agent fee payable	96,647
Distribution and service plan fees payable	24,904
Total liabilities		1,810,363

Net Assets		$ 977,209,385
Net Assets consist of:
Paid in capital		$ 991,413,242
Undistributed net investment income		282,922
Accumulated undistributed net realized gain (loss) on investments		30,233
Net unrealized appreciation (depreciation) on investments		(14,517,012)
Net Assets		$ 977,209,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,835,313 ÷ 2,685,802 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class T:
Net Asset Value and redemption price per share ($7,811,545 ÷ 703,209 shares)	$ 11.11

Maximum offering price per share (100/96.00 of $11.11)	$ 11.57
Class C:
Net Asset Value and offering price per share ($20,372,196 ÷ 1,834,130 shares)A	$ 11.11

Corporate Bond:
Net Asset Value, offering price and redemption price per share ($800,365,257 ÷ 72,050,536 shares)	$ 11.11

Class I:
Net Asset Value, offering price and redemption price per share ($118,825,074 ÷ 10,696,630 shares)	$ 11.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Dividends		$ 520,017
Interest		34,925,243
Income from Fidelity Central Funds		2,731,713
Total income		38,176,973

Expenses
Management fee	$ 3,737,019
Transfer agent fees	1,181,033
Distribution and service plan fees	270,374
Independent trustees' compensation	4,320
Miscellaneous	1,607
Total expenses before reductions	5,194,353
Expense reductions	(97)	5,194,256
Net investment income (loss)		32,982,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,940,110
Fidelity Central Funds	(138,171)
Total net realized gain (loss)		2,801,939
Change in net unrealized appreciation (depreciation) on investment securities		(44,998,470)
Net gain (loss)		(42,196,531)
Net increase (decrease) in net assets resulting from operations		$ (9,213,814)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,982,717	$ 23,498,274
Net realized gain (loss)	2,801,939	(2,386,183)
Change in net unrealized appreciation (depreciation)	(44,998,470)	50,191,186
Net increase (decrease) in net assets resulting from operations	(9,213,814)	71,303,277
Distributions to shareholders from net investment income	(32,369,363)	(23,441,574)
Distributions to shareholders from net realized gain	(636,659)	-
Total distributions	(33,006,022)	(23,441,574)
Share transactions - net increase (decrease)	209,771,781	(101,731,245)
Total increase (decrease) in net assets	167,551,945	(53,869,542)

Net Assets
Beginning of period	809,657,440	863,526,982
End of period (including undistributed net investment income of $282,922 and undistributed net investment income of $367,800, respectively)	$ 977,209,385	$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.319	.305	.277	.287	.356
Net realized and unrealized gain (loss)	(.420)	.720	(.536)	.857	.366
Total from investment operations	(.101)	1.025	(.259)	1.144	.722
Distributions from net investment income	(.312)	(.305)	(.273)	(.294)	(.370)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.319)	(.305)	(.351)	(.424)	(.472)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA, B	(.92)%	9.60%	(2.36)%	10.98%	7.16%
Ratios to Average Net AssetsD, F
Expenses before reductions	.79%	.79%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.79%	.76%	.76%	.75%
Expenses net of all reductions	.79%	.79%	.76%	.76%	.75%
Net investment income (loss)	2.79%	2.73%	2.43%	2.62%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,835	$ 27,677	$ 21,833	$ 40,842	$ 12,935
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.311	.298	.272	.284	.357
Net realized and unrealized gain (loss)	(.420)	.720	(.537)	.868	.363
Total from investment operations	(.109)	1.018	(.265)	1.152	.720
Distributions from net investment income	(.304)	(.298)	(.267)	(.292)	(.368)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.311)	(.298)	(.345)	(.422)	(.470)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.69
Total ReturnA, B	(.99)%	9.53%	(2.42)%	11.06%	7.14%
Ratios to Average Net AssetsD, F
Expenses before reductions	.86%	.85%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.86%	.85%	.80%	.79%	.75%
Expenses net of all reductions	.86%	.85%	.80%	.79%	.75%
Net investment income (loss)	2.72%	2.67%	2.39%	2.59%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,812	$ 6,651	$ 6,502	$ 12,078	$ 5,153
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.231	.219	.189	.204	.280
Net realized and unrealized gain (loss)	(.419)	.730	(.544)	.868	.361
Total from investment operations	(.188)	.949	(.355)	1.072	.641
Distributions from net investment income	(.225)	(.219)	(.187)	(.212)	(.289)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.232)	(.219)	(.265)	(.342)	(.391)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.80	$ 11.42	$ 10.69
Total ReturnA, B	(1.67)%	8.86%	(3.20)%	10.25%	6.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of fee waivers, if any	1.55%	1.56%	1.53%	1.51%	1.47%
Expenses net of all reductions	1.55%	1.56%	1.53%	1.51%	1.47%
Net investment income (loss)	2.03%	1.96%	1.66%	1.86%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,372	$ 11,713	$ 13,705	$ 24,613	$ 11,111
Portfolio turnover rateE	50%	61%	58%	103%	242%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.358	.342	.309	.321	.388
Net realized and unrealized gain (loss)	(.420)	.721	(.532)	.858	.367
Total from investment operations	(.062)	1.063	(.223)	1.179	.755
Distributions from net investment income	(.351)	(.343)	(.309)	(.329)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.358)	(.343)	(.387)	(.459)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.58)%	9.96%	(2.06)%	11.32%	7.50%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.13%	3.07%	2.74%	2.93%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,365	$ 697,733	$ 771,621	$ 471,540	$ 110,113
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Corporate Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Income from Investment Operations
Net investment income (loss) B	.350	.336	.301	.316	.389
Net realized and unrealized gain (loss)	(.418)	.720	(.530)	.858	.366
Total from investment operations	(.068)	1.056	(.229)	1.174	.755
Distributions from net investment income	(.345)	(.336)	(.303)	(.324)	(.403)
Distributions from net realized gain	(.007)	-	(.078)	(.130)	(.102)
Total distributions	(.352)	(.336)	(.381)	(.454)	(.505)
Net asset value, end of period	$ 11.11	$ 11.53	$ 10.81	$ 11.42	$ 10.70
Total ReturnA	(.63)%	9.90%	(2.11)%	11.27%	7.51%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.49%	.43%
Expenses net of fee waivers, if any	.50%	.51%	.51%	.49%	.43%
Expenses net of all reductions	.50%	.51%	.51%	.49%	.43%
Net investment income (loss)	3.07%	3.01%	2.68%	2.88%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,825	$ 65,882	$ 49,866	$ 5,996	$ 1,906
Portfolio turnover rateD	50%	61%	58%	103%	242%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,016,579
Gross unrealized depreciation	(28,024,657)
Net unrealized appreciation (depreciation) on securities	$ (14,008,078)

Tax cost	$ 981,486,468

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (142,079)
Net unrealized appreciation (depreciation) on securities and other investments	$ (14,008,078)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (142,079)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 33,006,022	$ 23,441,574

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $589,922,177 and $365,623,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 74,563	$ 2,632
Class T	-%	.25%	19,806	360
Class C	.75%	.25%	176,005	68,585
			$ 270,374	$ 71,577

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,096
Class T	2,378
Class C*	7,251
$ 23,725

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 56,695.19
Class T	20,392.26
Class C	34,810.20
Corporate Bond	920,564.10
Class I	148,572.15
	$ 1,181,033

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,489 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $321.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $97.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 813,671	$ 608,399
Class T	210,742	171,108
Class C	348,748	199,301
Corporate Bond	28,038,926	20,688,639
Class I	2,957,276	1,774,127
Total	$ 32,369,363	$ 23,441,574
From net realized gain
Class A	$ 18,619	$ -
Class T	4,862	-
Class C	9,110	-
Corporate Bond	560,454	-
Class I	43,614	-
Total	$ 636,659	$ -

Annual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	1,588,722	1,249,169	$ 18,202,646	$ 14,047,645
Reinvestment of distributions	68,942	50,169	788,156	563,724
Shares redeemed	(1,371,598)	(920,088)	(15,714,537)	(10,236,656)
Net increase (decrease)	286,066	379,250	$ 3,276,265	$ 4,374,713
Class T
Shares sold	417,162	283,615	$ 4,774,665	$ 3,155,670
Reinvestment of distributions	18,340	14,557	209,687	163,245
Shares redeemed	(309,008)	(323,223)	(3,517,632)	(3,577,079)
Net increase (decrease)	126,494	(25,051)	$ 1,466,720	$ (258,164)
Class C
Shares sold	1,358,833	582,128	$ 15,615,558	$ 6,570,162
Reinvestment of distributions	30,744	16,887	350,856	189,406
Shares redeemed	(571,153)	(851,721)	(6,502,091)	(9,415,455)
Net increase (decrease)	818,424	(252,706)	$ 9,464,323	$ (2,655,887)
Corporate Bond
Shares sold	48,939,032	38,472,483	$ 561,678,125	$ 429,883,472
Reinvestment of distributions	2,357,302	1,752,468	26,966,661	19,625,390
Shares redeemed	(39,742,648)	(51,137,626)	(450,652,855)	(564,864,189)
Net increase (decrease)	11,553,686	(10,912,675)	$ 137,991,931	$ (115,355,327)
Class I
Shares sold	6,825,368	1,619,567	$ 78,597,874	$ 18,017,528
Reinvestment of distributions	259,436	155,188	2,961,561	1,742,112
Shares redeemed	(2,100,347)	(677,328)	(23,986,893)	(7,596,220)
Net increase (decrease)	4,984,457	1,097,427	$ 57,572,542	$ 12,163,420

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,907,425 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CBD-UANN-1015
1.907003.105
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Life of fund A
Fidelity® Conservative Income Bond Fund	0.16%	0.53%
Fidelity Conservative Income Bond Fund - Institutional Class	0.26%	0.63%

A From March 3, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Portfolio Manager Kim Miller: For the year, the fund's share classes edged the 0.08% return of the benchmark Barclays® U.S. 3-6 Month Treasury Bill Index, doing so while the fund's per-share price stayed nearly unchanged. We found value this past year in fixed-rate bonds. We positioned the fund for potential rate hikes using floating-rate bonds and, all in all, I think we did a good job managing risk. Corporate bonds helped us a lot this period - in particular, our heavy relative weighting in the banking sector. I wouldn't say we did poorly anywhere in particular. That said, we didn't hold any U.S. Treasury bonds this period, and so we missed out because they advanced. As for challenges, most had to do with securities originating outside the U.S., especially in Europe, given that a relatively stronger U.S. dollar hurt the performance of the corporate bonds we owned in that region. The fund's duration this period was about 80 days, compared with my 90-day duration target, reflecting our increased aversion to longer-term bonds, which are more rate sensitive. At period end, the portfolio is still set up for a Fed rate hike. That said, given China's economic woes, I now think the central bank will hold off on increasing rates until at least December.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,000.90	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,001.40	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of Fund's investments 8/31/15	% of Fund's investments 2/28/15
0 - 30	29.2	32.9
31 - 90	18.3	14.1
91 - 180	8.9	5.0
181 - 397	11.2	13.4
> 397	32.4	34.6

The date shown for securities represents the date when principal payments must be paid, taking into account any call options excercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	0.2	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *		As of February 28, 2015 **
	Corporate Bonds 74.6%		Corporate Bonds 67.7%
	Municipal Securities 12.0%		Municipal Securities 9.2%
	Bank Notes 1.5%		Bank Notes 0.0%
	Certificates of Deposit 3.3%		Certificates of Deposit 6.7%
	Commercial Paper 0.0%		Commercial Paper 2.4%
	Cash and Cash Equivalents 8.8%		Cash and Cash Equivalents 17.7%
	Net Other Assets (Liabilities)† (0.2)%		Net Other Assets (Liabilities)† (3.7)%
* Foreign investments	38.1%	** Foreign investments	36.5%

† Net Other Assets (Liabilities) are not included in the pie chart.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 74.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
Daimler Finance North America LLC:
0.7038% 3/2/18 (b)(c)	$ 20,000,000	$ 19,788,680
0.9801% 8/1/16 (b)(c)	14,870,000	14,899,606
1.0101% 8/3/17 (b)(c)	10,000,000	9,995,720
Volkswagen Group of America Finance LLC 0.6991% 5/23/17 (b)(c)	6,435,000	6,421,351
		51,105,357
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc. 1.25% 8/11/17	6,387,000	6,377,739
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC 0.6311% 11/6/15 (c)	20,000,000	20,001,080
Enbridge, Inc. 0.7338% 6/2/17 (c)	12,465,000	12,329,668
Total Capital Canada Ltd. 0.6688% 1/15/16 (c)	15,000,000	15,012,090
TransCanada PipeLines Ltd. 0.9618% 6/30/16 (c)	14,084,000	14,082,141
		61,424,979
FINANCIALS - 65.2%
Banks - 56.6%
ABN AMRO Bank NV Amsterdam BRH 0.6889% 6/6/16 (b)(c)	49,100,000	49,103,535
ABN AMRO Bank NV:
1.0936% 10/28/16 (b)(c)	77,659,000	77,953,328
1.375% 1/22/16 (b)	19,730,000	19,764,429
Bank of America Corp.:
0.5458% 10/14/16 (c)	14,170,000	14,100,043
0.9391% 8/25/17 (c)	18,000,000	17,964,216
1.1008% 3/22/16 (c)	51,140,000	51,242,945
1.25% 1/11/16	7,419,000	7,428,170
1.5% 10/9/15	33,073,000	33,097,573
3.75% 7/12/16	35,000,000	35,752,115
Bank of America NA:
0.7292% 6/5/17 (c)	20,000,000	19,947,760
0.7314% 5/8/17 (c)	5,000,000	4,985,690
Bank of Montreal 0.7555% 9/11/15 (c)	25,000,000	25,002,825
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.5889% 9/8/17 (b)(c)	8,200,000	8,176,966
0.7816% 2/26/16 (b)(c)	47,000,000	47,023,970
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.: - continued
0.8292% 3/5/18 (b)(c)	$ 13,500,000	$ 13,453,250
0.8912% 9/9/16 (b)(c)	7,550,000	7,562,888
Banque Federative du Credit Mutuel SA:
1.137% 1/20/17 (b)(c)	48,200,000	48,445,338
1.1436% 10/28/16 (b)(c)	87,275,000	87,643,039
Barclays Bank PLC 5% 9/22/16	54,000,000	56,117,718
BB&T Corp. 3.2% 3/15/16	6,421,000	6,487,977
BNP Paribas SA 0.8779% 12/12/16 (c)	35,000,000	35,052,535
BPCE SA:
0.8945% 11/18/16 (c)	12,900,000	12,909,430
1.1614% 2/10/17 (c)	27,875,000	27,992,911
1.5451% 4/25/16 (c)	132,245,000	132,881,361
1.7% 4/25/16	16,710,000	16,776,840
Branch Banking & Trust Co. 0.7128% 12/1/16 (c)	10,000,000	10,013,820
Capital One Bank NA 0.8144% 2/13/17 (c)	15,047,000	14,992,695
Capital One NA:
0.7308% 3/22/16 (c)	10,000,000	9,989,830
0.9837% 2/5/18 (c)	16,125,000	16,092,008
1.4745% 8/17/18 (c)	30,000,000	30,103,530
Citigroup, Inc.:
0.9851% 4/27/18 (c)	10,000,000	9,973,180
1.0005% 11/15/16 (c)	18,000,000	18,062,622
1.0737% 4/1/16 (c)	50,549,000	50,602,582
1.1768% 7/30/18 (c)	25,000,000	25,005,575
1.25% 1/15/16	29,095,000	29,128,576
1.2551% 7/25/16 (c)	40,000,000	40,095,600
1.3% 4/1/16	3,000,000	3,006,045
4.587% 12/15/15	10,000,000	10,105,030
Commonwealth Bank of Australia:
0.7808% 9/20/16 (b)(c)	17,000,000	17,052,581
1.0863% 9/18/15 (b)(c)	30,000,000	30,010,260
Credit Agricole SA:
1.1335% 10/3/16 (b)(c)	18,000,000	18,066,636
1.4488% 4/15/16 (b)(c)	55,580,000	55,846,562
1.625% 4/15/16 (b)	5,250,000	5,271,074
Credit Suisse New York Branch 0.8216% 5/26/17 (c)	30,585,000	30,405,160
Fifth Third Bancorp 3.625% 1/25/16	10,000,000	10,107,090
Fifth Third Bank:
0.8345% 11/18/16 (c)	24,825,000	24,805,761
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bank: - continued
1.15% 11/18/16	$ 22,555,000	$ 22,515,348
1.2429% 8/20/18 (c)	30,000,000	30,026,220
HSBC U.S.A., Inc. 0.7325% 3/3/17 (c)	30,000,000	29,888,400
Huntington National Bank 0.7175% 4/24/17 (c)	20,000,000	19,859,340
ING Bank NV:
0.6235% 1/4/16 (b)(c)	46,850,000	46,862,368
1.2289% 3/7/16 (b)(c)	41,934,000	42,066,302
1.9208% 9/25/15 (b)(c)	27,832,000	27,855,963
2% 9/25/15 (b)	7,650,000	7,657,795
4% 3/15/16 (b)	3,000,000	3,048,690
Ing Bank NV Mtn Be 144A 0.8361% 3/16/18 (b)(c)	17,000,000	16,991,126
Intesa Sanpaolo SpA:
2.375% 1/13/17	3,000,000	3,006,555
3.125% 1/15/16	25,375,000	25,555,670
JP Morgan Chase Bank NA 0.6857% 6/14/17 (c)	40,000,000	39,928,480
JPMorgan Chase & Co.:
1.35% 2/15/17	10,000,000	9,994,710
2.6% 1/15/16	20,140,000	20,271,897
3.15% 7/5/16	30,750,000	31,300,733
3.45% 3/1/16	42,000,000	42,531,552
KeyBank NA:
0.8028% 6/1/18 (c)	15,000,000	14,987,805
0.8191% 11/25/16 (c)	24,307,000	24,310,913
Lloyds Bank PLC 0.8593% 5/14/18 (c)	30,000,000	29,916,750
Manufacturers & Traders Trust Co. 0.5789% 3/7/16 (c)	24,780,000	24,772,269
Mizuho Bank Ltd. 0.9208% 3/26/18 (b)(c)	25,000,000	25,049,700
MUFG Americas Holdings Corp. 0.8814% 2/9/18 (c)	7,000,000	7,007,392
MUFG Union Bank NA:
1.0308% 9/26/16 (c)	29,615,000	29,676,155
1.5% 9/26/16	5,809,000	5,826,020
PNC Bank NA 0.7028% 6/1/18 (c)	10,000,000	9,945,880
PNC Funding Corp. 4.25% 9/21/15	7,267,000	7,280,364
Royal Bank of Scotland Group PLC 1.2218% 3/31/17 (c)	12,255,000	12,250,233
Royal Bank of Scotland PLC:
3.95% 9/21/15	25,000,000	25,041,750
4.375% 3/16/16	22,500,000	22,899,150
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,283,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Sumitomo Mitsui Banking Corp.:
0.8685% 1/16/18 (c)	$ 20,000,000	$ 19,959,200
0.9618% 7/19/16 (c)	15,000,000	15,014,580
1.0341% 7/23/18 (c)	20,000,000	19,998,900
Sumitomo Mitsui Trust Bank Ltd. 1.0633% 9/16/16 (b)(c)	8,750,000	8,778,595
Wells Fargo & Co. 1.25% 7/20/16	9,395,000	9,432,270
Westpac Banking Corp. 1.0408% 9/25/15 (c)	50,000,000	50,018,900
		2,113,414,597
Capital Markets - 7.1%
Deutsche Bank AG London Branch:
0.6333% 10/9/15 (c)	20,000,000	20,000,820
0.7952% 5/30/17 (c)	25,000,000	24,849,325
0.9244% 2/13/17 (c)	41,195,000	41,163,445
JPMorgan Chase & Co.:
0.9488% 10/15/15 (c)	20,000,000	20,010,740
0.9516% 2/26/16 (c)	10,000,000	10,003,890
1.125% 2/26/16	8,906,000	8,919,029
Morgan Stanley:
0.737% 10/18/16 (c)	13,607,000	13,575,745
1.0235% 1/5/18 (c)	22,630,000	22,629,864
1.5791% 2/25/16 (c)	5,400,000	5,418,814
3.8% 4/29/16	3,750,000	3,821,115
UBS AG Stamford Branch:
0.7808% 9/26/16 (c)	25,000,000	25,025,525
0.8428% 6/1/17 (c)	30,000,000	29,984,430
0.9808% 3/26/18 (c)	40,000,000	39,978,240
		265,380,982
Consumer Finance - 1.4%
American Express Credit Corp.:
0.7644% 11/13/15 (c)	20,000,000	20,008,580
0.8041% 7/29/16 (c)	10,000,000	10,006,140
Caterpillar Financial Services Corp. 0.5716% 2/26/16 (c)	7,283,000	7,288,972
General Electric Capital Corp. 0.936% 7/12/16 (c)	15,000,000	15,065,820
		52,369,512
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.1%
Metropolitan Life Global Funding I 0.8188% 7/15/16 (b)(c)	$ 5,000,000	$ 5,018,670
TOTAL FINANCIALS		2,436,183,761
HEALTH CARE - 1.6%
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 0.7441% 1/17/17 (c)	20,000,000	20,007,100
Pharmaceuticals - 1.1%
Actavis Funding SCS:
1.1578% 9/1/16 (c)	25,000,000	24,988,425
1.3679% 3/12/18 (c)	14,444,000	14,468,800
		39,457,225
TOTAL HEALTH CARE		59,464,325
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.5%
Tyco Electronics Group SA 0.4941% 1/29/16 (c)	20,000,000	19,986,960
IT Services - 0.4%
The Western Union Co. 5.93% 10/1/16	13,200,000	13,780,919
TOTAL INFORMATION TECHNOLOGY		33,767,879
MATERIALS - 0.5%
Metals & Mining - 0.5%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(c)	6,263,000	6,262,656
Rio Tinto Finance (U.S.A.) PLC 1.1233% 6/17/16 (c)	10,800,000	10,812,420
		17,075,076
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
0.6992% 2/12/16 (c)	6,031,000	6,026,489
0.9% 2/12/16	11,042,000	11,045,743
BellSouth Corp. 4.821% 4/26/16 (b)(c)	35,000,000	35,828,870
Verizon Communications, Inc. 1.8159% 9/15/16 (c)	40,000,000	40,430,120
		93,331,222
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.7%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.95% 8/15/16	$ 5,000,000	$ 5,231,740
Duke Energy Corp.:
0.6636% 4/3/17 (c)	4,200,000	4,189,744
2.15% 11/15/16	18,285,000	18,494,985
		27,916,469
TOTAL NONCONVERTIBLE BONDS (Cost $2,787,242,649)		2,786,646,807
Municipal Securities - 12.0%

Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.22% 9/8/15, VRDN (c)(d)	200,000	200,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.16% 9/8/15, VRDN (c)(d)	8,250,000	8,250,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.25% 9/8/15, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,525,000	6,525,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.3% 9/8/15, VRDN (c)(d)	8,500,000	8,500,000
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	23,000,000	23,385,480
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.3% 9/8/15, VRDN (c)(d)	9,950,000	9,950,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.36% 9/3/15, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.22% 9/8/15, VRDN (c)(d)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev. Series 2015 YY, 3.375% 6/15/17	27,000,000	26,961,930
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.22% 9/8/15 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (c)	45,375,000	45,375,000
Series 2009 B, 0.3% 9/1/15, VRDN (c)	2,300,000	2,300,000
Series 2009 C, 0.3% 9/1/15, VRDN (c)	14,700,000	14,700,000
Municipal Securities - continued
	Principal Amount	Value
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2010 C, 0.3% 9/1/15, VRDN (c)	$ 66,600,000	$ 66,600,000
Series 2010 D, 0.3% 9/1/15, VRDN (c)	60,000,000	60,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.21% 9/8/15, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.22% 9/8/15, VRDN (c)	97,100,000	97,100,000
Stanton County Indl. Dev. Rev. Series 1998, 0.22% 9/8/15, VRDN (c)(d)	1,200,000	1,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.22% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	13,555,000	13,555,000
TOTAL MUNICIPAL SECURITIES (Cost $447,093,463)		447,037,410
Bank Notes - 1.5%

Fifth Third Bank 0.9% 2/26/16 (Cost $58,153,853)	58,138,000	58,139,046
Certificates of Deposit - 3.3%

Bank of Nova Scotia yankee 0.7255% 9/11/15 (c)	15,000,000	15,001,365
Barclays Bank PLC yankee 0.6511% 11/6/15 (c)	30,000,000	29,993,910
Credit Agricole CIB yankee 0.78% 6/3/16	50,000,000	50,025,315
Credit Suisse AG yankee 0.6289% 6/6/16 (c)	30,000,000	29,995,290
TOTAL CERTIFICATES OF DEPOSIT (Cost $124,999,881)		125,015,880
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $2,500,700)	2,500,700	2,500,700
Cash Equivalents - 8.7%
	Maturity Amount	Value
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at 0.85%, dated 7/6/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $20,627,552, 5.85%- 6.38%, 5/15/41 - 9/15/41)	$ 20,058,083	$ 20,002,400
Mizuho Securities U.S.A., Inc. at:
1.4%, dated:
3/12/15 due 9/8/15 (Collateralized by Mortgage Loan Obligations valued at $70,672,290, 0.27%- 6.85%, 5/25/34 - 7/25/46)	65,455,000	65,007,404
4/13/15 due 10/9/15 (Collateralized by Mortgage Loan Obligations valued at $65,155,320, 0.33%- 6.25%, 6/25/34 - 9/25/37)	60,417,667	60,007,200
1.63%, dated 8/25/15 due 2/19/16 (Collateralized by Mortgage Loan Obligations valued at $37,811,981, 2.66%- 5.99%, 6/25/35 - 9/17/57)	35,282,081	35,021,000
Morgan Stanley & Co., Inc. at:
0.87%, dated 3/5/15 due 3/4/16 (Collateralized by Equity Securities valued at $27,125,025) (c)(f)	25,220,521	24,998,750
0.92%, dated:
12/16/14 due 12/15/15 (Collateralized by Mortgage Loan Obligations valued at $100,446,615, 0.32%- 8.53%, 8/15/20 - 3/29/51) (c)(f)	95,883,711	94,997,340
3/5/15 due 3/4/16 (Collateralized by Corporate Obligations valued at $27,131,768, 5.5%- 15%, 12/15/16 - 3/1/97) (c)(f)	25,233,194	24,998,750
TOTAL CASH EQUIVALENTS (Cost $325,000,000)		325,032,844
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,744,990,546)		3,744,372,687
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,814,203)
NET ASSETS - 100%		$ 3,735,558,484
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $778,183,501 or 20.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 173,170
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,786,646,807	$ -	$ 2,786,646,807	$ -
Municipal Securities	447,037,410	-	447,037,410	-
Bank Notes	58,139,046	-	58,139,046	-
Certificates of Deposit	125,015,880	-	125,015,880	-
Money Market Funds	2,500,700	2,500,700	-	-
Cash Equivalents	325,032,844	-	325,032,844	-
Total Investments in Securities:	$ 3,744,372,687	$ 2,500,700	$ 3,741,871,987	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	61.9%
France	12.0%
Netherlands	7.7%
United Kingdom	4.9%
Japan	4.4%
Australia	2.6%
Germany	2.3%
Canada	1.8%
Luxembourg	1.6%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $325,032,844) - See accompanying schedule: Unaffiliated issuers (cost $3,742,489,846)	$ 3,741,871,987
Fidelity Central Funds (cost $2,500,700)	2,500,700
Total Investments (cost $3,744,990,546)		$ 3,744,372,687
Receivable for fund shares sold		5,755,213
Interest receivable		11,394,897
Distributions receivable from Fidelity Central Funds		4,244
Receivable from investment adviser for expense reductions		99,524
Other receivables		1,153
Total assets		3,761,627,718

Liabilities
Payable for investments purchased	$ 18,870,671
Payable for fund shares redeemed	5,795,657
Distributions payable	267,969
Accrued management fee	935,019
Other affiliated payables	199,918
Total liabilities		26,069,234

Net Assets		$ 3,735,558,484
Net Assets consist of:
Paid in capital		$ 3,735,854,228
Undistributed net investment income		1,849
Accumulated undistributed net realized gain (loss) on investments		320,266
Net unrealized appreciation (depreciation) on investments		(617,859)
Net Assets		$ 3,735,558,484

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

August 31, 2015

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,047,632,665 ÷ 104,530,913 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,687,925,819 ÷ 268,195,661 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015

Investment Income
Interest		$ 28,432,662
Income from Fidelity Central Funds		173,170
Total income		28,605,832

Expenses
Management fee	$ 11,590,374
Transfer agent fees	2,558,094
Independent trustees' compensation	16,073
Miscellaneous	5,659
Total expenses before reductions	14,170,200
Expense reductions	(1,316,027)	12,854,173
Net investment income (loss)		15,751,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		467,639
Change in net unrealized appreciation (depreciation) on investment securities		(8,360,200)
Net gain (loss)		(7,892,561)
Net increase (decrease) in net assets resulting from operations		$ 7,859,098

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,751,659	$ 13,240,252
Net realized gain (loss)	467,639	823,789
Change in net unrealized appreciation (depreciation)	(8,360,200)	3,050,673
Net increase (decrease) in net assets resulting from operations	7,859,098	17,114,714
Distributions to shareholders from net investment income	(15,751,294)	(13,301,508)
Distributions to shareholders from net realized gain	(772,195)	(947,987)
Total distributions	(16,523,489)	(14,249,495)
Share transactions - net increase (decrease)	(172,095,107)	905,681,904
Total increase (decrease) in net assets	(180,759,498)	908,547,123

Net Assets
Beginning of period	3,916,317,982	3,007,770,859
End of period (including undistributed net investment income of $1,849 and undistributed net investment income of $1,484, respectively)	$ 3,735,558,484	$ 3,916,317,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Conservative Income Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.034	.031	.057	.072	.017
Net realized and unrealized gain (loss)	(.018)	.004	.015	.037	(.011)
Total from investment operations	.016	.035	.072	.109	.006
Distributions from net investment income	(.034)	(.032)	(.058)	(.069)	(.016)
Distributions from net realized gain	(.002)	(.003)	(.004)	-	-
Total distributions	(.036)	(.035)	(.062)	(.069)	(.016)
Net asset value, end of period	$ 10.02	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.16%	.35%	.72%	1.09%	.06%
Ratios to Average Net AssetsE, H
Expenses before reductions	.40%	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%A
Net investment income (loss)	.34%	.31%	.57%	.72%	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,047,633	$ 1,495,214	$ 1,412,589	$ 824,998	$ 313,082
Portfolio turnover rateF	44%	66%	47%	31%	18%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Conservative Income Bond Fund Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.044	.041	.067	.082	.022
Net realized and unrealized gain (loss)	(.018)	.004	.015	.037	(.011)
Total from investment operations	.026	.045	.082	.119	.011
Distributions from net investment income	(.044)	(.042)	(.068)	(.079)	(.021)
Distributions from net realized gain	(.002)	(.003)	(.004)	-	-
Total distributions	(.046)	(.045)	(.072)	(.079)	(.021)
Net asset value, end of period	$ 10.02	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.26%	.45%	.82%	1.20%	.11%
Ratios to Average Net AssetsE, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%A
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%A
Net investment income (loss)	.44%	.41%	.67%	.82%	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,687,926	$ 2,421,104	$ 1,595,181	$ 951,430	$ 211,344
Portfolio turnover rateF	44%	66%	47%	31%	18%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond Class shares and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, bank notes, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,946,418
Gross unrealized depreciation	(2,586,876)
Net unrealized appreciation (depreciation) on securities	$ (640,458)

Tax Cost	$ 3,745,013,145

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 154,046
Undistributed long-term capital gain	$ 190,669
Net unrealized appreciation (depreciation) on securities and other investments	$ (640,458)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 16,523,489	$ 13,933,499
Long-term Capital Gains	-	315,996
Total	$ 16,523,489	$ 14,249,495

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,816,941,290 and $1,078,578,144, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Conservative Income Bond	$ 1,252,730.10
Institutional Class	1,305,364.05
	$ 2,558,094

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,636 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $1,316,015.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Conservative Income Bond	$ 4,195,559	$ 4,828,274
Institutional Class	11,555,735	8,473,234
Total	$ 15,751,294	$ 13,301,508

Annual Report

8. Distributions to Shareholders - continued

Years ended August 31,	2015	2014
From net realized gain
Conservative Income Bond	$ 292,640	$ 441,732
Institutional Class	479,555	506,255
Total	$ 772,195	$ 947,987

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Conservative Income Bond
Shares sold	51,705,165	107,791,369	$ 518,728,890	$ 1,082,294,053
Reinvestment of distributions	380,085	444,666	3,813,002	4,464,664
Shares redeemed	(96,409,304)	(100,124,165)	(967,145,211)	(1,005,328,059)
Net increase (decrease)	(44,324,054)	8,111,870	$ (444,603,319)	$ 81,430,658
Institutional Class
Shares sold	165,313,466	189,175,881	$ 1,658,252,122	$ 1,899,446,165
Reinvestment of distributions	982,178	727,294	9,852,331	7,302,407
Shares redeemed	(139,129,761)	(107,808,155)	(1,395,596,241)	(1,082,497,326)
Net increase (decrease)	27,165,883	82,095,020	$ 272,508,212	$ 824,251,246

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013- present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $190,669, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,940,897 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-UANN-1015
1.924088.104
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

Fidelity®

Intermediate Bond

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

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Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	1.08%	2.75%	4.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Robin Foley: For the year, the fund slightly lagged the 1.47% return of the benchmark Barclays® U.S. Intermediate Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. We also saw higher volatility in longer-term bonds as the period drew to a close. Conversely, helpful security selection among corporate bonds, as well as overweightings in asset-backed and commercial mortgage-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.45%	$ 1,000.00	$ 997.80	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 33.6%	U.S. Government and U.S. Government Agency Obligations 38.3%
AAA 9.7%	AAA 10.0%
AA 5.7%	AA 5.4%
A 17.6%	A 15.7%
BBB 26.8%	BBB 25.2%
BB and Below 4.6%	BB and Below 4.5%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	4.5	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.8	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 48.8%		Corporate Bonds 47.2%
	U.S. Government and U.S. Government Agency Obligations 33.6%		U.S. Government and U.S. Government Agency Obligations 38.3%
	Asset-Backed Securities 4.3%		Asset-Backed Securities 4.7%
	CMOs and Other Mortgage Related Securities 7.5%		CMOs and Other Mortgage Related Securities 7.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Other Investments 3.4%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.3%	** Foreign investments	10.2%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.45% 8/1/16 (b)	$ 2,380	$ 2,387
2.25% 9/3/19 (b)	17,149	17,078
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,531
3.15% 1/15/20	6,680	6,596
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,641
		36,233
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,040
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,279
		13,319
Media - 2.2%
21st Century Fox America, Inc. 6.9% 3/1/19	5,426	6,195
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (b)	4,820	4,787
Comcast Corp.:
4.95% 6/15/16	2,432	2,512
5.15% 3/1/20	4,685	5,237
5.7% 5/15/18	355	392
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000	4,395
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,533
5.875% 10/1/19	287	321
Discovery Communications LLC 3.25% 4/1/23	563	524
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,616
Time Warner Cable, Inc.:
5.85% 5/1/17	8,733	9,264
6.75% 7/1/18	7,189	7,964
8.25% 4/1/19	2,550	2,979
Time Warner, Inc. 4.875% 3/15/20	5,060	5,538
Viacom, Inc.:
3.5% 4/1/17	3,145	3,209
6.125% 10/5/17	3,071	3,316
		68,782
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	$ 3,290	$ 3,352
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,254
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,208
		11,814
TOTAL CONSUMER DISCRETIONARY		130,148
CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,625
Heineken NV 2.75% 4/1/23 (b)	2,186	2,092
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,600
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,590
2.45% 1/15/17 (b)	8,430	8,548
		27,455
Food & Staples Retailing - 0.4%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,883
3.5% 7/20/22	1,679	1,715
4.125% 5/15/21	4,367	4,639
Walgreen Co. 3.1% 9/15/22	2,519	2,430
		11,667
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,097
6% 11/27/17 (b)	781	853
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,192
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,492
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,954
		15,588
Tobacco - 1.2%
BAT International Finance PLC:
2.75% 6/15/20 (b)	6,420	6,508
3.5% 6/15/22 (b)	4,810	4,890
Imperial Tobacco Finance PLC 3.75% 7/21/22 (b)	4,789	4,742
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 6/12/20	$ 1,184	$ 1,199
3.25% 11/1/22	2,145	2,086
4% 6/12/22	2,191	2,249
4.45% 6/12/25	4,820	4,947
5.7% 8/15/35	824	873
6.75% 6/15/17	3,818	4,131
		39,026
TOTAL CONSUMER STAPLES		93,736
ENERGY - 6.1%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,002
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,624
Halliburton Co. 6.15% 9/15/19	2,601	2,973
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,758
Noble Holding International Ltd.:
2.5% 3/15/17	1,741	1,653
4% 3/16/18	243	240
5.95% 4/1/25	1,552	1,369
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,360
		21,979
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	389
6.375% 9/15/17	3,957	4,281
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,365
Boardwalk Pipelines LP 4.95% 12/15/24	4,140	3,874
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,974
2.521% 1/15/20	3,410	3,437
3.2% 3/11/16	4,270	4,321
3.245% 5/6/22	4,160	4,126
Canadian Natural Resources Ltd. 3.9% 2/1/25	3,400	3,140
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,920
Columbia Pipeline Group, Inc. 3.3% 6/1/20 (b)	2,974	2,967
ConocoPhillips Co. 2.2% 5/15/20	2,031	2,014
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 1,922	$ 1,816
2.7% 4/1/19	1,120	985
3.875% 3/15/23	3,530	2,886
Devon Energy Corp. 2.25% 12/15/18	3,355	3,346
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,583
El Paso Natural Gas Co. 5.95% 4/15/17	178	189
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,347
Enterprise Products Operating LP:
2.55% 10/15/19	693	690
4.05% 2/15/22	4,350	4,420
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	176
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,524
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,234
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	5,978
MPLX LP 4% 2/15/25	500	461
Petro-Canada 6.05% 5/15/18	1,874	2,065
Petrobras Global Finance BV 4.375% 5/20/23	8,700	6,836
Petroleos Mexicanos:
3.125% 1/23/19	521	520
3.5% 1/30/23	3,205	2,981
4.875% 1/24/22	4,300	4,365
4.875% 1/18/24	3,680	3,669
Phillips 66 Co. 2.95% 5/1/17	8,400	8,584
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	4,350	4,216
3.95% 9/15/15	2,551	2,554
5.75% 1/15/20	6,268	6,828
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	5,953
Shell International Finance BV 2.125% 5/11/20	4,895	4,860
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	2,947
Southwestern Energy Co. 4.05% 1/23/20	2,364	2,341
Spectra Energy Capital, LLC 5.65% 3/1/20	237	255
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,160
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	869
4.55% 6/24/24	4,547	4,025
Total Capital International SA 2.125% 1/10/19	8,195	8,259
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,773
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP:
2.6% 8/15/18	$ 3,512	$ 3,499
5.375% 6/1/21	4,300	4,556
Williams Partners LP 4.3% 3/4/24	4,990	4,673
		171,231
TOTAL ENERGY		193,210
FINANCIALS - 21.7%
Banks - 9.4%
Bank of America Corp.:
2% 1/11/18	3,000	2,999
2.65% 4/1/19	7,598	7,660
3.875% 3/22/17	326	337
4.2% 8/26/24	3,440	3,408
4.25% 10/22/26	3,412	3,355
5.75% 12/1/17	6,840	7,399
5.875% 1/5/21	5,905	6,721
Bank of Montreal 2.5% 1/11/17	4,210	4,285
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,440
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	4,760	4,727
2.3% 3/5/20 (b)	3,320	3,283
Barclays PLC:
2.75% 11/8/19	2,863	2,854
2.875% 6/8/20	4,810	4,794
BNP Paribas 2.375% 9/14/17	6,400	6,476
BNP Paribas SA 2.45% 3/17/19	3,370	3,393
Capital One NA 2.95% 7/23/21	3,430	3,339
CIT Group, Inc. 3.875% 2/19/19	7,345	7,345
Citigroup, Inc.:
1.75% 5/1/18	6,000	5,953
2.15% 7/30/18	6,591	6,585
2.55% 4/8/19	11,680	11,737
4.4% 6/10/25	3,290	3,307
6.125% 5/15/18	100	110
Citizens Bank NA 2.45% 12/4/19	6,790	6,706
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,282
Comerica, Inc. 2.125% 5/23/19	2,052	2,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia:
1.125% 3/13/17	$ 5,000	$ 4,994
2.25% 3/13/19	8,340	8,377
2.3% 9/6/19	3,440	3,445
Credit Suisse AG 6% 2/15/18	9,794	10,658
Credit Suisse New York Branch 3% 10/29/21	3,500	3,481
Discover Bank 2% 2/21/18	8,400	8,318
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,200
4.5% 6/1/18	440	467
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,314
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,860
HSBC Holdings PLC:
4% 3/30/22	3,778	3,919
5.1% 4/5/21	4,270	4,710
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,833
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,433
Huntington National Bank 2.2% 4/1/19	4,985	4,967
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,775
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,403
2.35% 1/28/19	7,995	8,023
3.875% 9/10/24	5,168	5,085
4.125% 12/15/26	5,070	5,031
4.5% 1/24/22	4,210	4,495
KeyCorp. 5.1% 3/24/21	4,303	4,748
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (b)	5,070	5,081
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	7,500	7,464
2.4% 3/26/20 (b)	6,705	6,674
MUFG Americas Holdings Corp.:
1.625% 2/9/18	977	974
2.25% 2/10/20	3,292	3,264
Nordea Bank AB 2.375% 4/4/19 (b)	3,360	3,397
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,606
Regions Financial Corp. 2% 5/15/18	3,910	3,889
Royal Bank of Canada 1.5% 1/16/18	8,080	8,047
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC 5.125% 5/28/24	$ 5,130	$ 5,173
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,020
The Toronto Dominion Bank 2.625% 9/10/18	5,842	5,969
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,087
3% 1/22/21	6,034	6,139
4.3% 7/22/27	4,780	4,858
		299,707
Capital Markets - 3.2%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,787
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,919
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,060
2.625% 1/31/19	7,920	8,000
5.95% 1/18/18	10,163	11,087
6.15% 4/1/18	3,044	3,354
Lazard Group LLC:
4.25% 11/14/20	1,723	1,812
6.85% 6/15/17	935	1,012
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,527
6.875% 4/25/18	5,859	6,568
Morgan Stanley:
2.125% 4/25/18	3,910	3,924
2.375% 7/23/19	3,430	3,427
2.5% 1/24/19	9,985	10,073
2.65% 1/27/20	5,010	5,012
4.875% 11/1/22	3,010	3,185
5.625% 9/23/19	933	1,037
5.75% 1/25/21	4,378	4,960
5.95% 12/28/17	2,475	2,697
7.3% 5/13/19	3,668	4,294
UBS AG Stamford Branch:
1.375% 6/1/17	2,431	2,419
1.8% 3/26/18	4,881	4,864
2.375% 8/14/19	5,170	5,169
		101,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.3%
Capital One Financial Corp. 2.45% 4/24/19	$ 2,760	$ 2,733
Discover Financial Services:
3.85% 11/21/22	196	191
5.2% 4/27/22	710	749
6.45% 6/12/17	2,977	3,220
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,009
3.157% 8/4/20	3,320	3,321
4.25% 9/20/22	4,080	4,205
General Electric Capital Corp. 6.375% 11/15/67 (d)	5,670	6,053
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,467
2.55% 2/6/19 (b)	2,513	2,504
2.6% 3/19/20 (b)	6,620	6,554
2.875% 8/9/18 (b)	1,665	1,699
John Deere Capital Corp. 1.6% 7/13/18	1,131	1,128
Synchrony Financial:
1.875% 8/15/17	822	819
3% 8/15/19	1,208	1,210
		39,862
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,793
3.875% 8/15/22	2,163	2,151
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,947	1,957
		6,901
Insurance - 2.5%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	739
American International Group, Inc. 4.875% 6/1/22	4,038	4,403
Aon Corp. 5% 9/30/20	4,000	4,404
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,929	1,968
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,097
5.375% 3/15/17	149	157
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,643
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,613
4.8% 7/15/21	3,265	3,575
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	$ 9,444	$ 9,393
2.3% 4/10/19 (b)	8,370	8,424
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,490
Prudential Financial, Inc.:
3.5% 5/15/24	3,345	3,287
4.5% 11/15/20	4,820	5,235
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	6,806
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	4,303	4,405
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	980	986
Unum Group:
4% 3/15/24	3,330	3,436
5.625% 9/15/20	5,021	5,618
7.125% 9/30/16	4,802	5,084
		80,763
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	715
4.6% 4/1/22	1,262	1,309
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,645
4.2% 12/15/23	6,745	7,043
Boston Properties, Inc. 3.85% 2/1/23	3,900	3,960
Camden Property Trust 4.25% 1/15/24	2,807	2,901
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,221
5% 7/1/25	1,529	1,492
DDR Corp.:
3.625% 2/1/25	1,578	1,483
4.625% 7/15/22	1,318	1,370
4.75% 4/15/18	3,000	3,171
7.5% 4/1/17	2,748	2,977
Duke Realty LP:
3.625% 4/15/23	1,976	1,939
3.875% 10/15/22	3,009	3,034
6.75% 3/15/20	291	337
8.25% 8/15/19	57	69
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 8,200	$ 8,168
6% 9/15/17	3,451	3,724
6.25% 1/15/17	545	577
ERP Operating LP:
3.375% 6/1/25	4,900	4,767
4.625% 12/15/21	3,194	3,450
4.75% 7/15/20	2,996	3,270
Federal Realty Investment Trust 5.9% 4/1/20	42	48
HCP, Inc. 4.25% 11/15/23	5,100	5,087
Health Care REIT, Inc.:
2.25% 3/15/18	1,651	1,653
4% 6/1/25	3,694	3,649
HRPT Properties Trust:
6.25% 6/15/17	1,361	1,427
6.65% 1/15/18	792	851
Kimco Realty Corp. 3.2% 5/1/21	5,040	5,037
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,198
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,111	1,091
4.5% 4/1/27 (b)	3,298	3,168
4.95% 4/1/24	1,104	1,136
Select Income REIT 2.85% 2/1/18	1,609	1,614
Simon Property Group LP 2.2% 2/1/19	3,118	3,144
		88,725
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,698
6.125% 4/15/20	1,521	1,712
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,032
5.7% 5/1/17	2,338	2,472
Digital Realty Trust LP 3.95% 7/1/22	2,154	2,156
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,404
5.5% 3/15/17	3,558	3,753
Liberty Property LP:
4.125% 6/15/22	1,971	2,015
4.75% 10/1/20	7,111	7,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,941	$ 2,031
6.625% 10/1/17	2,744	3,004
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,900
4.5% 4/18/22	1,234	1,230
7.75% 8/15/19	539	621
Mid-America Apartments LP 4.3% 10/15/23	696	712
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,631
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,297
Regency Centers LP:
3.75% 6/15/24	2,349	2,346
5.875% 6/15/17	1,727	1,854
Tanger Properties LP:
3.75% 12/1/24	2,350	2,296
6.125% 6/1/20	4,208	4,784
Ventas Realty LP:
1.25% 4/17/17	1,643	1,630
4.125% 1/15/26	1,037	1,027
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,596
Washington Prime Group LP 3.85% 4/1/20 (b)	4,940	5,011
		71,883
TOTAL FINANCIALS		689,028
HEALTH CARE - 3.3%
Biotechnology - 0.4%
Amgen, Inc.:
2.125% 5/1/20	3,530	3,442
2.2% 5/22/19	2,820	2,798
5.85% 6/1/17	3,264	3,504
Celgene Corp.:
2.45% 10/15/15	472	473
2.875% 8/15/20	3,000	3,014
		13,231
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	1,021	1,021
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc. 2.5% 3/15/20 (b)	$ 6,790	$ 6,835
Zimmer Biomet Holdings, Inc. 1.45% 4/1/17	6,268	6,250
		14,106
Health Care Providers & Services - 1.4%
Aetna, Inc. 2.75% 11/15/22	597	569
Cardinal Health, Inc. 1.95% 6/15/18	936	934
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,084
Express Scripts, Inc. 3.125% 5/15/16	3,905	3,959
McKesson Corp. 2.284% 3/15/19	3,330	3,335
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,209
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	838
2.7% 7/15/20	2,557	2,589
2.75% 2/15/23	684	659
3.35% 7/15/22	1,155	1,181
3.875% 10/15/20	5,296	5,638
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,141
4.35% 8/15/20	5,502	5,814
		42,950
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,328
4.15% 2/1/24	918	935
		4,263
Pharmaceuticals - 0.9%
AbbVie, Inc.:
2.5% 5/14/20	5,045	4,985
2.9% 11/6/22	4,110	3,965
3.2% 11/6/22	3,165	3,125
Actavis Funding SCS:
2.35% 3/12/18	5,020	5,016
3% 3/12/20	2,840	2,827
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	4,070	4,087
3% 10/8/21 (b)	1,764	1,767
Perrigo Co. PLC 1.3% 11/8/16	911	905
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Finance PLC 3.5% 12/15/21	$ 833	$ 813
Zoetis, Inc. 3.25% 2/1/23	1,553	1,473
		28,963
TOTAL HEALTH CARE		103,513
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	2,162	2,169
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	981	1,008
6.795% 2/2/20	40	42
6.9% 7/2/19	397	414
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,418	1,503
8.36% 1/20/19	869	931
		3,898
Industrial Conglomerates - 0.6%
Covidien International Finance SA 6% 10/15/17	3,234	3,523
General Electric Co.:
2.7% 10/9/22	3,340	3,269
3.375% 3/11/24	5,802	5,876
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,690
		18,358
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,000
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	916
		8,916
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,371
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	$ 3,200	$ 3,232
4.75% 3/1/20	2,913	3,084
		6,316
TOTAL INDUSTRIALS		44,028
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,119	1,108
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,860
		3,968
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,023
Software - 0.5%
Oracle Corp.:
2.5% 5/15/22	8,220	7,995
3.875% 7/15/20	6,900	7,421
		15,416
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,603
2.85% 5/6/21	5,040	5,127
		16,730
TOTAL INFORMATION TECHNOLOGY		41,137
MATERIALS - 1.2%
Chemicals - 0.6%
Albemarle Corp. U.S. 3% 12/1/19	4,421	4,406
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (b)	2,969	2,956
Ecolab, Inc. 1.45% 12/8/17	2,207	2,181
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,231
The Mosaic Co. 4.25% 11/15/23	5,095	5,158
		18,932
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	$ 3,440	$ 3,206
9.375% 4/8/19 (b)	3,822	4,454
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,327
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,260	4,024
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,121
		19,132
TOTAL MATERIALS		38,064
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	2,237	2,216
3% 6/30/22	4,920	4,722
3.4% 5/15/25	4,920	4,683
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,155
2.35% 2/14/19	1,992	1,985
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,043
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,487
Verizon Communications, Inc. 5.15% 9/15/23	4,000	4,375
		30,666
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,375
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,520
Vodafone Group PLC 1.5% 2/19/18	4,000	3,945
		11,840
TOTAL TELECOMMUNICATION SERVICES		42,506
UTILITIES - 3.7%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	3,867	4,204
Commonwealth Edison Co. 4% 8/1/20	4,400	4,720
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	369	422
Edison International 3.75% 9/15/17	2,938	3,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp. 4% 7/15/22	$ 4,800	$ 4,835
Eversource Energy 2.8% 5/1/23	4,679	4,486
Exelon Corp. 2.85% 6/15/20	934	932
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,383
4.25% 3/15/23	4,000	4,008
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,587
6.5% 8/1/18	2,033	2,292
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	674
3.25% 6/15/23	3,750	3,735
Pennsylvania Electric Co. 6.05% 9/1/17	844	915
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,471
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,283
Tampa Electric Co. 5.4% 5/15/21	1,635	1,852
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,866
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,033
Wisconsin Electric Power Co. 2.95% 9/15/21	768	778
		64,556
Gas Utilities - 0.4%
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	6,420	6,261
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,355
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,050
		13,666
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 2.375% 6/1/20	2,294	2,248
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	455	500
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,089
Dominion Resources, Inc.:
2.5818% 9/30/66 (d)	4,542	3,955
7.5% 6/30/66 (d)	4,221	3,762
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,451
5.45% 9/15/20	313	350
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 684	$ 760
PG&E Corp. 2.4% 3/1/19	489	490
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,729
Sempra Energy:
2.3% 4/1/17	9,715	9,835
2.875% 10/1/22	1,677	1,607
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	2,931
		38,459
TOTAL UTILITIES		118,929
TOTAL NONCONVERTIBLE BONDS (Cost $1,461,085)		1,494,299
U.S. Government and Government Agency Obligations - 30.1%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
1.125% 7/20/18	9,258	9,257
1.75% 11/26/19	14,259	14,378
Federal Home Loan Bank 0.75% 8/28/17	23,170	23,135
Freddie Mac 1% 9/29/17	94,423	94,661
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		141,431
U.S. Treasury Obligations - 25.7%
U.S. Treasury Notes:
0.875% 10/15/17	5,230	5,235
1.375% 3/31/20 (c)	146,730	145,914
1.5% 12/31/18	21,300	21,497
1.5% 1/31/19	18,618	18,778
1.625% 4/30/19	148,084	149,771
1.625% 6/30/19	61,324	61,952
1.75% 2/28/22	186,200	184,471
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 69,005	$ 70,874
2.375% 8/15/24	155,315	157,782
TOTAL U.S. TREASURY OBLIGATIONS		816,274
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $952,055)		957,705
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 0.8%
2.273% 3/1/40 (d)	679	725
2.31% 12/1/39 (d)	310	332
2.36% 11/1/36 (d)	728	774
2.393% 4/1/35 (d)	1,733	1,844
2.439% 7/1/35 (d)	367	392
2.463% 12/1/33 (d)	2,966	3,160
2.557% 6/1/42 (d)	440	455
2.96% 11/1/40 (d)	262	275
2.982% 9/1/41 (d)	269	281
3.059% 10/1/41 (d)	111	116
3.239% 7/1/41 (d)	450	476
3.309% 10/1/41 (d)	252	265
3.554% 7/1/41 (d)	513	542
5.5% 10/1/17 to 6/1/36	9,845	10,781
6.5% 8/1/16 to 8/1/36	3,419	3,981
7% 7/1/25 to 2/1/32	13	15
7.5% 11/1/22 to 8/1/29	158	182
TOTAL FANNIE MAE		24,596
Freddie Mac - 0.6%
3% 8/1/21	3,091	3,205
3.22% 9/1/41 (d)	291	305
3.235% 4/1/41 (d)	311	326
3.289% 6/1/41 (d)	336	355
3.444% 5/1/41 (d)	308	323
3.62% 6/1/41 (d)	485	513
3.705% 5/1/41 (d)	415	439
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 8/1/18	$ 1,522	$ 1,580
5% 3/1/19	2,112	2,204
5.5% 3/1/34 to 7/1/35	10,308	11,545
7.5% 7/1/27 to 1/1/33	42	50
TOTAL FREDDIE MAC		20,845
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,116	2,489
7.5% 3/15/28	0	0
8% 7/15/17 to 5/15/22	146	152
TOTAL GINNIE MAE		2,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $46,580)		48,082
Asset-Backed Securities - 4.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (d)	299	269
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (d)	211	201
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,015
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,510
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,876
Series 2014-5 Class A2, 1.6% 10/15/19	650	653
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,098
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,261
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,493	4,489
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (d)	22	20
Series 2004-R2 Class M3, 1.0244% 4/25/34 (d)	40	30
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (d)	22	20
Series 2004-W11 Class M2, 1.2494% 11/25/34 (d)	253	246
Series 2004-W7 Class M1, 1.0244% 5/25/34 (d)	968	931
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (d)	522	186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (d)	$ 779	$ 715
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (d)	16	0
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3244% 2/25/35 (d)	1,821	1,638
Capital One Multi-Asset Execution Trust Series 2014-A5 Class A, 1.48% 7/15/20	10,190	10,246
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (d)	812	535
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	444	444
Chase Issuance Trust Series 2014-A7 Class A, 1.38% 11/15/19	8,520	8,543
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6544% 4/25/34 (d)	31	28
Series 2004-4 Class M2, 0.9944% 6/25/34 (d)	47	43
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	11,890	11,907
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (d)	208	195
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	12,535	12,636
Series 2015-1 Class A, 2.12% 7/15/26 (b)	7,657	7,639
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,776
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,355
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (d)	427	364
Class M4, 1.2194% 1/25/35 (d)	157	101
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(d)	642	599
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(d)	639	615
Class B, 0.4776% 11/15/34 (b)(d)	231	215
Class C, 0.5776% 11/15/34 (b)(d)	384	338
Class D, 0.9476% 11/15/34 (b)(d)	146	121
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	5,774	5,738
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	170	5
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (d)	202	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-3 Class M1, 1.4894% 8/25/33 (d)	$ 205	$ 197
Series 2003-5 Class A2, 0.8905% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (d)	766	511
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (d)	134	56
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (d)	196	195
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (d)	63	62
Series 2006-A Class 2C, 1.432% 3/27/42 (d)	2,280	1,128
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (d)	152	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (d)	87	73
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (d)	237	217
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (d)	124	123
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (d)	999	965
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.4494% 8/25/34 (d)	186	47
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (d)	130	123
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (d)	102	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (d)	642	571
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (d)	240	227
Class M4, 2.3744% 9/25/34 (d)	308	142
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (d)	665	586
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (d)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,944
Series 2014-4 Class B, 1.82% 5/15/19	3,216	3,233
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (d)	358	329
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (d)	308	299
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (d)	31	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (d)	$ 168	$ 149
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(d)	1,820	1,037
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,952
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(d)	806	804
TOTAL ASSET-BACKED SECURITIES (Cost $130,577)		136,849
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 0.7%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (d)	151	149
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(d)	3,014	2,997
Class C2, 1.4028% 12/20/54 (b)(d)	3,085	3,047
Series 2006-2 Class C1, 1.1428% 12/20/54 (d)	2,445	2,385
Series 2006-3 Class C2, 1.2028% 12/20/54 (d)	506	498
Series 2006-4:
Class B1, 0.3828% 12/20/54 (d)	2,386	2,340
Class C1, 0.9628% 12/20/54 (d)	1,459	1,412
Class M1, 0.5428% 12/20/54 (d)	629	613
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (d)	1,115	1,071
Class 1M1, 0.5028% 12/20/54 (d)	754	728
Class 2C1, 1.0628% 12/20/54 (d)	506	492
Class 2M1, 0.7028% 12/20/54 (d)	969	950
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (d)	1,341	1,304
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (d)	421	420
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.737% 1/20/44 (d)	194	192
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (d)	2,392	2,383
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (d)	170	157
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (d)	393	354
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(d)	$ 241	$ 219
Class B6, 3.0385% 6/10/35 (b)(d)	66	61
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	10	10
TOTAL PRIVATE SPONSOR		21,782
U.S. Government Agency - 2.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,722	2,885
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	24	25
Series 2015-28 Class P, 2.5% 5/25/45	18,793	19,155
Series 2013-16 Class GP, 3% 3/25/33	16,496	17,195
Series 2015-28 Class JE, 3% 5/25/45	14,450	14,990
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	68	69
Series 2363 Class PF, 6% 9/15/16	64	65
Series 2425 Class JH, 6% 3/15/17	104	107
Series 3820 Class DA, 4% 11/15/35	2,117	2,236
Series 4176 Class BA, 3% 2/15/33	3,022	3,124
Series 3777 Class AC, 3.5% 12/15/25	3,891	4,105
Series 3949 Class MK, 4.5% 10/15/34	1,652	1,791
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	194	196
TOTAL U.S. GOVERNMENT AGENCY		65,943
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,861)		87,725
Commercial Mortgage Securities - 6.8%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	3,300	3,383
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (d)(f)	290	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-6 Class A3, 5.369% 10/10/45	$ 2,414	$ 2,426
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,735	5,899
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	78
Series 2007-3 Class A4, 5.5746% 6/10/49 (d)	2,009	2,104
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(d)	24	21
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(d)	355	316
Class B1, 1.5994% 1/25/36 (b)(d)	24	15
Class M1, 0.6494% 1/25/36 (b)(d)	115	93
Class M2, 0.6694% 1/25/36 (b)(d)	55	43
Class M3, 0.6994% 1/25/36 (b)(d)	50	38
Class M4, 0.8094% 1/25/36 (b)(d)	44	33
Class M5, 0.8494% 1/25/36 (b)(d)	44	32
Class M6, 0.8994% 1/25/36 (b)(d)	47	33
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(d)	23	2
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(d)	280	235
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(d)	285	243
Class A2, 0.5194% 7/25/37 (b)(d)	267	220
Class M1, 0.5694% 7/25/37 (b)(d)	124	95
Class M2, 0.6094% 7/25/37 (b)(d)	68	48
Class M3, 0.6894% 7/25/37 (b)(d)	52	30
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(d)	218	178
Class M1, 0.5094% 7/25/37 (b)(d)	74	57
Class M2, 0.5394% 7/25/37 (b)(d)	79	57
Class M3, 0.5694% 7/25/37 (b)(d)	124	55
Class M4, 0.6994% 7/25/37 (b)(d)	148	43
Class M5, 0.7994% 7/25/37 (b)(d)	94	18
Series 2007-4A Class M1, 1.1494% 9/25/37 (b)(d)	133	25
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	3,080	10
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,183	5,343
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (d)	5,083	5,157
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (d)	4,493	4,585
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (b)(d)(f)	$ 55,564	$ 58
Series 2007-T28 Class X2, 0.1359% 9/11/42 (b)(d)(f)	34,606	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(d)	137	131
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,184	5,542
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (b)	4,927	5,001
Class D, 3.768% 4/10/28 (b)(d)	1,568	1,589
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,906	1,973
Series 2013-GC11 Class A1, 0.754% 4/10/46	1,661	1,651
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	110	110
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (d)	7,601	7,608
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,348	1,309
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,848
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,378
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,997
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (d)	3,440	3,531
Series 2006-C8 Class A4, 5.306% 12/10/46	4,910	5,072
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	2,414	2,524
Series 2007-C3 Class A4, 5.6993% 6/15/39 (d)	430	451
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	2	0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(d)	615	611
Class C, 2.4476% 3/15/17 (b)(d)	599	595
Class D, 3.3976% 3/15/17 (b)(d)	907	899
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(d)	$ 6,240	$ 6,258
Class CFX, 3.4949% 12/15/19 (b)(d)	2,801	2,760
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,174	8,471
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (d)	3,268	3,295
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	6,094	6,359
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.553% 4/10/38 (d)	2,899	2,916
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,041
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,710	1,773
Series 2011-GC5 Class A1, 1.468% 8/10/44	35	35
Series 2012-GC6 Class A1, 1.282% 1/10/45	157	157
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	748
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,791
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(d)	73	71
Class F, 0.5276% 11/15/18 (b)(d)	201	194
Class G, 0.5576% 11/15/18 (b)(d)	174	167
Class H, 0.6976% 11/15/18 (b)(d)	134	128
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,153	1,173
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	637	655
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (d)	139	146
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,095	3,228
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (d)	6,563	6,720
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	378	380
Series 2007-C1 Class A4, 5.424% 2/15/40	149	155
Series 2007-C2 Class A3, 5.43% 2/15/40	474	495
Series 2007-C7 Class A3, 5.866% 9/15/45	1,997	2,151
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (b)(d)	1,050	1,036
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	4,696	4,834
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	$ 71	$ 71
Series 2007-5 Class A4, 5.378% 8/12/48	44	46
Series 2007-9 Class A4, 5.7% 9/12/49	315	333
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,207	377
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(d)	161	161
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(d)	285	284
Class E, 0.4355% 10/15/20 (b)(d)	376	373
Class F, 0.4855% 10/15/20 (b)(d)	225	224
Class G, 0.5255% 10/15/20 (b)(d)	279	277
Class H, 0.6155% 10/15/20 (b)(d)	176	171
Class J, 0.7655% 10/15/20 (b)(d)	101	93
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	2,632	2,670
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (d)	5,390	5,472
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	136	140
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	157	50
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(d)	3,591	3,572
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,494
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(d)	178	169
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,545	2,651
Series 2007-C30 Class A5, 5.342% 12/15/43	9,961	10,365
Series 2007-C32 Class A3, 5.7146% 6/15/49 (d)	2,049	2,156
Series 2007-C33 Class A5, 5.9507% 2/15/51 (d)	799	858
Series 2006-C23 Class A1A, 5.422% 1/15/45	5,354	5,401
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	3,026	3,060
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (d)	4,557	4,653
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,791	3,893
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,059	3,145
Series 2007-C31 Class C, 5.6711% 4/15/47 (d)	332	322
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 445	$ 446
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,741
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $215,418)		215,663
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,593)	10,620	11,601
Foreign Government and Government Agency Obligations - 0.8%

New Brunswick Province 2.75% 6/15/18	8,700	9,028
Ontario Province 1.875% 5/21/20	16,270	16,233
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $24,952)		25,261
Supranational Obligations - 0.2%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $5,809)	5,818	5,808
Bank Notes - 2.0%

Bank of America NA 5.3% 3/15/17	1,267	1,332
Barclays Bank PLC 2.5% 2/20/19	2,100	2,119
Capital One Bank NA 2.25% 2/13/19	6,545	6,492
Discover Bank:
(Delaware) 3.2% 8/9/21	3,500	3,441
3.1% 6/4/20	3,095	3,089
Fifth Third Bank 2.875% 10/1/21	3,440	3,418
JPMorgan Chase Bank 6% 10/1/17	12,071	13,028
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,484
PNC Bank NA 2.2% 1/28/19	3,285	3,308
Regions Bank 7.5% 5/15/18	1,200	1,361
SunTrust Bank 2.75% 5/1/23	4,300	4,089
U.S. Bank NA 1.35% 1/26/18	5,010	4,995
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Union Bank NA 2.125% 6/16/17	$ 4,300	$ 4,333
Wachovia Bank NA 6% 11/15/17	5,655	6,178
TOTAL BANK NOTES (Cost $61,686)		62,667
Fixed-Income Funds - 2.4%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $76,752)	744,997	75,610
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.15% (a) (Cost $40,219)	40,219,145	40,219
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,101,587)		3,161,489
NET OTHER ASSETS (LIABILITIES) - 0.6%		19,654
NET ASSETS - 100%		$ 3,181,143
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 167	$ (16)	$ 0	$ (16)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $324,098,000 or 10.2% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $738,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Specialized High Income Central Fund	3,893
Total	$ 3,926
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 40,820	$ 38,853	$ -	$ 75,610	10.1%
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,494,299	$ -	$ 1,494,299	$ -
U.S. Government and Government Agency Obligations	957,705	-	957,705	-
U.S. Government Agency - Mortgage Securities	48,082	-	48,082	-
Asset-Backed Securities	136,849	-	135,765	1,084
Collateralized Mortgage Obligations	87,725	-	87,725	-
Commercial Mortgage Securities	215,663	-	215,611	52
Municipal Securities	11,601	-	11,601	-
Foreign Government and Government Agency Obligations	25,261	-	25,261	-
Supranational Obligations	5,808	-	5,808	-
Bank Notes	62,667	-	62,667	-
Fixed-Income Funds	75,610	75,610	-	-
Money Market Funds	40,219	40,219	-	-
Total Investments in Securities:	$ 3,161,489	$ 115,829	$ 3,044,524	$ 1,136
Derivative Instruments:
Liabilities
Swaps	$ (16)	$ -	$ (16)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (16)
Total Value of Derivatives	$ -	$ (16)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
United Kingdom	3.5%
Canada	2.4%
Others (Individually Less Than 1%)	5.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,984,616)	$ 3,045,660
Fidelity Central Funds (cost $116,971)	115,829
Total Investments (cost $3,101,587)		$ 3,161,489
Cash		2
Receivable for investments sold		67,293
Receivable for fund shares sold		2,907
Interest receivable		20,766
Distributions receivable from Fidelity Central Funds		1
Other receivables		130
Total assets		3,252,588

Liabilities
Payable for investments purchased	$ 66,822
Payable for fund shares redeemed	3,053
Distributions payable	235
Bi-lateral OTC swaps, at value	16
Accrued management fee	819
Other affiliated payables	372
Other payables and accrued expenses	128
Total liabilities		71,445

Net Assets		$ 3,181,143
Net Assets consist of:
Paid in capital		$ 3,161,749
Undistributed net investment income		7,688
Accumulated undistributed net realized gain (loss) on investments		(48,180)
Net unrealized appreciation (depreciation) on investments		59,886
Net Assets, for 293,066 shares outstanding		$ 3,181,143
Net Asset Value, offering price and redemption price per share ($3,181,143 ÷ 293,066 shares)		$ 10.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015
Investment Income
Interest		$ 94,324
Income from Fidelity Central Funds		3,926
Total income		98,250

Expenses
Management fee	$ 10,267
Transfer agent fees	3,306
Fund wide operations fee	1,290
Independent trustees' compensation	15
Miscellaneous	6
Total expenses before reductions	14,884
Expense reductions	(1)	14,883
Net investment income (loss)		83,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,213
Swaps	13
Total net realized gain (loss)		13,226
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,171)
Swaps	164
Total change in net unrealized appreciation (depreciation)		(60,007)
Net gain (loss)		(46,781)
Net increase (decrease) in net assets resulting from operations		$ 36,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,367	$ 87,304
Net realized gain (loss)	13,226	14,408
Change in net unrealized appreciation (depreciation)	(60,007)	37,605
Net increase (decrease) in net assets resulting from operations	36,586	139,317
Distributions to shareholders from net investment income	(74,878)	(77,903)
Distributions to shareholders from tax return of capital	-	(1,947)
Total distributions	(74,878)	(79,850)
Share transactions
Proceeds from sales of shares	525,925	684,366
Reinvestment of distributions	71,952	76,810
Cost of shares redeemed	(831,169)	(862,430)
Net increase (decrease) in net assets resulting from share transactions	(233,292)	(101,254)
Total increase (decrease) in net assets	(271,584)	(41,787)

Net Assets
Beginning of period	3,452,727	3,494,514
End of period (including undistributed net investment income of $7,688 and undistributed net investment income of $9,879, respectively)	$ 3,181,143	$ 3,452,727
Other Information Shares
Sold	47,999	62,651
Issued in reinvestment of distributions	6,564	7,028
Redeemed	(75,874)	(79,134)
Net increase (decrease)	(21,311)	(9,455)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Intermediate Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.79	$ 11.13	$ 10.89	$ 10.74
Income from Investment Operations
Net investment income (loss) B	.276	.281	.269	.312	.352
Net realized and unrealized gain (loss)	(.158)	.166	(.367)	.212	.134
Total from investment operations	.118	.447	(.098)	.524	.486
Distributions from net investment income	(.248)	(.251)	(.242)	(.284)	(.324)
Distributions from net realized gain	-	-	-	-	(.012)
Tax return of capital	-	(.006)	-	-	-
Total distributions	(.248)	(.257)	(.242)	(.284)	(.336)
Net asset value, end of period	$ 10.85	$ 10.98	$ 10.79	$ 11.13	$ 10.89
Total ReturnA	1.08%	4.18%	(.91)%	4.88%	4.63%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.52%	2.58%	2.43%	2.85%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 3,181	$ 3,453	$ 3,495	$ 4,109	$ 4,341
Portfolio turnover rate D	53%	109%	118%	115%	102%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,209
Gross unrealized depreciation	(30,821)
Net unrealized appreciation (depreciation) on securities	$ 41,388

Tax Cost	$ 3,120,101

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (16,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,372

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (16,454)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 74,878	$ 77,903
Tax Return of Capital	-	1,947
Total	$ 74,878	$ 79,850

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 13	$ 164
TotalsA	$ 13	$ 164

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $556,673 and $442,652, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $36.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 16.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $47,775,688 of distributions paid during the period January 1, 2015, to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
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Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-4.04%	2.29%	3.30%
Class T (incl. 4.00% sales charge)	-4.07%	2.29%	3.28%
Class B (incl. contingent deferred sales charge) B	-5.64%	2.02%	3.19%
Class C (incl. contingent deferred sales charge) C	-1.76%	2.36%	2.93%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. Returns prior to April 1, 2007, reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Portfolio Manager Jeff Moore: For the year, the fund's share classes (excluding sales charges, if applicable) struggled compared with the benchmark Barclays® U.S. Aggregate Bond Index. So-called risk assets - meaning more-volatile securities with heightened credit risk - tended to lag amid challenging market conditions for investment-grade bonds. Corporate bonds, in which the fund was overweighted, were caught up in this trend. In this group, bond selection in the energy sector especially hampered results. The energy bonds we tended to own were a bit longer in maturity and lower in quality than the typical energy bond in the benchmark. This positioning proved detrimental, given that bonds with the opposite characteristics tended to fare better. We did benefit, however, from our investments in corporate bonds issued by financial institutions, especially banks, which have risen along with investors' confidence in the industry. Elsewhere, the fund was hurt by our underweighting in agency mortgage bonds - which did surprisingly well - and U.S. Treasuries, which similarly outpaced the Barclays index for the period. The fund also was hurt by a few positions in government-related bonds, especially those connected to emerging markets - a hard-hit group this period, due to concerns about the global economy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 981.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 981.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.49%
Actual		$ 1,000.00	$ 978.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 978.20	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 983.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.49%
Actual		$ 1,000.00	$ 983.20	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 41.7%
AAA 1.4%	AAA 1.7%
AA 1.8%	AA 2.7%
A 9.9%	A 8.8%
BBB 24.4%	BBB 27.3%
BB and Below 13.4%	BB and Below 12.1%
Not Rated 1.1%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.7	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 40.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations 41.7%		U.S. Government and U.S. Government Agency Obligations 41.7%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.8%
	CMOs and Other Mortgage Related Securities 6.5%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 1.8%		Municipal Bonds 2.1%
	Other Investments 2.0%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	8.7%	** Foreign investments	8.5%

* Futures and Swaps	(1.1)%	** Futures and Swaps	(1.0)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$ 5,025	$ 5,096
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,619
3% 9/25/17	3,673	3,690
3.25% 5/15/18	2,630	2,645
3.5% 7/10/19	5,942	5,988
4.25% 5/15/23	2,950	2,899
4.375% 9/25/21	11,530	11,634
4.75% 8/15/17	2,790	2,893
		36,464
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,560
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,578
Media - 2.0%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (d)	7,996	7,954
4.908% 7/23/25 (d)	10,079	10,010
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,036
Discovery Communications LLC 3.25% 4/1/23	954	888
Time Warner Cable, Inc.:
4% 9/1/21	27,833	27,981
5.5% 9/1/41	3,321	2,991
5.875% 11/15/40	7,141	6,738
6.55% 5/1/37	8,170	8,205
6.75% 7/1/18	5,587	6,189
7.3% 7/1/38	8,218	8,700
8.25% 4/1/19	10,913	12,747
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,566
6.2% 3/15/40	5,000	5,576
Viacom, Inc. 4.25% 9/1/23	13,340	12,681
		138,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	$ 15,000	$ 15,713
TOTAL CONSUMER DISCRETIONARY		210,709
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,507
3.875% 11/15/19	351	360
4.75% 11/15/24	8,249	8,435
6% 5/1/22	13,370	14,740
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,045
		41,087
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21	4,181	4,137
3.8% 11/18/24	3,194	3,120
		7,257
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,460
Tobacco - 1.1%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,467
9.25% 8/6/19	1,776	2,199
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,960
3.25% 6/12/20	2,433	2,464
3.25% 11/1/22	14,892	14,481
4% 6/12/22	2,039	2,093
4.45% 6/12/25	9,911	10,173
4.75% 11/1/42	4,468	4,138
5.7% 8/15/35	1,694	1,794
5.85% 8/15/45	7,062	7,631
6.15% 9/15/43	2,440	2,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 7,156	$ 7,742
7.25% 6/15/37	9,654	11,609
		76,422
TOTAL CONSUMER STAPLES		127,226
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	4,397
5.35% 3/15/20 (d)	4,973	4,832
5.85% 5/21/43 (d)(g)	9,697	7,418
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,233
		19,880
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	7,060
6.125% 2/15/21	54,690	42,351
6.625% 8/15/20	28,495	22,725
7.25% 12/15/18	14,500	12,253
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (d)	1,237	1,234
3.3% 6/1/20 (d)	6,073	6,058
4.5% 6/1/25 (d)	1,849	1,762
5.8% 6/1/45 (d)	2,321	2,222
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,041
2.7% 4/1/19	1,510	1,328
3.875% 3/15/23	6,765	5,530
5.6% 4/1/44	5,868	4,776
El Paso Corp. 6.5% 9/15/20	16,220	17,897
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	4,897
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,682
3.9% 5/15/24 (d)	1,887	1,657
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.:
3.05% 12/1/19	$ 25,208	$ 24,791
4.3% 6/1/25	12,912	11,901
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,740
MPLX LP 4% 2/15/25	949	876
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,009
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	4,486
7.25% 3/17/44	69,211	55,715
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,363
5.5% 6/27/44	38,697	33,483
6.375% 1/23/45	13,790	13,442
6.5% 6/2/41	34,664	34,664
Phillips 66 Co. 4.3% 4/1/22	4,638	4,840
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	752
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,435
4.05% 1/23/20	4,431	4,387
4.95% 1/23/25	27,840	25,549
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,298
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,077
4.6% 6/15/21	1,124	1,170
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,520
4.55% 6/24/24	19,170	16,968
Western Gas Partners LP 5.375% 6/1/21	6,966	7,380
Williams Partners LP:
4.125% 11/15/20	1,029	1,046
4.3% 3/4/24	4,326	4,051
		409,161
TOTAL ENERGY		429,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 16.4%
Banks - 8.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	$ 6,150	$ 6,135
4% 4/14/19 (d)	6,280	5,997
5.75% 9/26/23 (d)	5,628	5,290
Bank of America Corp.:
3.3% 1/11/23	26,509	26,101
3.875% 3/22/17	3,343	3,456
3.95% 4/21/25	24,889	24,066
4% 1/22/25	50,434	49,297
4.1% 7/24/23	3,096	3,194
4.25% 10/22/26	6,065	5,963
5.65% 5/1/18	3,745	4,075
5.75% 12/1/17	9,833	10,637
5.875% 1/5/21	2,580	2,937
Barclays PLC 2.75% 11/8/19	5,118	5,102
Capital One NA 2.95% 7/23/21	8,151	7,936
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,201
4.05% 7/30/22	2,865	2,932
4.4% 6/10/25	6,752	6,788
4.5% 1/14/22	6,932	7,423
5.3% 5/6/44	11,751	12,342
5.5% 9/13/25	2,420	2,628
6.125% 5/15/18	3,326	3,671
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,809
Credit Suisse AG 6% 2/15/18	8,864	9,646
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (d)	21,098	20,411
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,115
Discover Bank:
4.2% 8/8/23	4,147	4,194
7% 4/15/20	6,703	7,724
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,182
8.25% 3/1/38	2,385	3,376
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,372
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,115
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC: - continued
5.25% 3/14/44	$ 2,255	$ 2,298
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,900
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,056
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,677
2.35% 1/28/19	2,547	2,556
3.25% 9/23/22	25,741	25,528
3.875% 9/10/24	15,129	14,886
4.125% 12/15/26	18,426	18,283
4.25% 10/15/20	2,763	2,959
4.35% 8/15/21	18,417	19,660
4.625% 5/10/21	2,717	2,943
4.95% 3/25/20	11,055	12,116
Rabobank Nederland 4.375% 8/4/25	10,398	10,426
Regions Bank 6.45% 6/26/37	9,230	10,810
Regions Financial Corp. 2% 5/15/18	6,934	6,897
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	27,894
6% 12/19/23	25,238	26,923
6.1% 6/10/23	8,465	9,081
6.125% 12/15/22	28,328	30,515
Societe Generale 4.25% 4/14/25 (d)	17,200	16,419
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,512
		585,454
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,345
Deutsche Bank AG 4.5% 4/1/25	12,526	12,112
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,281
2.625% 1/31/19	13,825	13,965
2.9% 7/19/18	9,276	9,483
5.25% 7/27/21	5,652	6,283
5.75% 1/24/22	7,392	8,402
5.95% 1/18/18	4,817	5,255
6.75% 10/1/37	15,413	18,337
Lazard Group LLC:
4.25% 11/14/20	4,700	4,943
6.85% 6/15/17	607	657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.375% 7/23/19	$ 12,012	$ 12,002
3.7% 10/23/24	10,321	10,301
3.75% 2/25/23	8,227	8,332
3.875% 4/29/24	9,504	9,645
4.875% 11/1/22	19,366	20,489
5% 11/24/25	12,124	12,749
5.75% 1/25/21	10,138	11,486
6.625% 4/1/18	7,981	8,894
		192,961
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,866	4,743
3.95% 11/6/24	4,069	3,914
5.2% 4/27/22	4,096	4,320
Hyundai Capital America 2.125% 10/2/17 (d)	1,850	1,855
Synchrony Financial:
1.875% 8/15/17	1,427	1,421
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,138
4.25% 8/15/24	3,185	3,133
		24,622
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (d)	10,000	10,175
Insurance - 1.2%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,284
Aon Corp. 5% 9/30/20	2,135	2,350
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,111
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,606
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,489
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,720
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,220
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	4,862	4,409
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,297
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	8,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (d)	$ 422	$ 475
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,051
5.375% 5/15/45 (g)	6,834	6,759
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,023
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	1,736	1,746
4.125% 11/1/24 (d)	2,517	2,541
Unum Group 5.625% 9/15/20	4,155	4,649
		80,216
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,253
4.6% 4/1/22	1,475	1,530
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,806
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,827
Camden Property Trust:
2.95% 12/15/22	2,605	2,501
4.25% 1/15/24	4,889	5,054
Corporate Office Properties LP 5% 7/1/25	3,165	3,089
DDR Corp.:
3.625% 2/1/25	2,957	2,779
4.625% 7/15/22	9,008	9,366
4.75% 4/15/18	4,483	4,738
7.5% 4/1/17	2,623	2,842
Duke Realty LP:
3.625% 4/15/23	3,352	3,289
3.875% 10/15/22	9,433	9,511
4.375% 6/15/22	2,822	2,920
5.5% 3/1/16	5,038	5,138
5.95% 2/15/17	141	150
Equity One, Inc.:
3.75% 11/15/22	12,000	11,953
6% 9/15/17	3,423	3,694
6.25% 1/15/17	2,422	2,564
ERP Operating LP 4.625% 12/15/21	7,320	7,907
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 3.2% 6/15/21	$ 3,528	$ 3,476
HRPT Properties Trust 6.65% 1/15/18	2,600	2,794
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,072
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,929
4.95% 4/1/24	1,915	1,971
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,356
5% 12/15/23	1,073	1,131
Weingarten Realty Investors 3.375% 10/15/22	990	969
WP Carey, Inc.:
4% 2/1/25	7,432	7,184
4.6% 4/1/24	11,566	11,668
		121,041
Real Estate Management & Development - 1.5%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,270
6.125% 4/15/20	1,872	2,107
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,356
4.1% 10/1/24	6,040	6,009
4.95% 4/15/18	4,806	5,104
5.7% 5/1/17	2,243	2,372
CBRE Group, Inc. 4.875% 3/1/26	17,030	16,792
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,454
Essex Portfolio LP 3.875% 5/1/24	4,176	4,178
Liberty Property LP:
3.375% 6/15/23	3,567	3,433
4.125% 6/15/22	2,421	2,475
6.625% 10/1/17	3,709	4,060
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,595
3.15% 5/15/23	7,757	6,885
4.5% 4/18/22	1,473	1,468
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,227
6.05% 9/1/16	4,436	4,629
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 4,213	$ 4,116
3.875% 12/1/23	2,574	2,555
6.125% 6/1/20	4,725	5,372
Ventas Realty LP 4.125% 1/15/26	2,168	2,146
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,110
		104,773
TOTAL FINANCIALS		1,119,242
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,774
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,855
4.75% 5/1/23	300	304
5.875% 3/15/22	355	386
6.5% 2/15/20	4,514	4,988
WellPoint, Inc. 3.3% 1/15/23	9,384	9,089
		26,396
Pharmaceuticals - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,374
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,467
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,734
Zoetis, Inc. 3.25% 2/1/23	2,627	2,491
		12,066
TOTAL HEALTH CARE		38,462
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	820	887
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,568	1,662
8.36% 1/20/19	4,357	4,668
		7,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	$ 2,260	$ 2,260
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,029
3.75% 2/1/22	6,348	6,344
3.875% 4/1/21	5,850	5,909
4.25% 9/15/24	5,062	5,005
		20,287
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,372
TOTAL INDUSTRIALS		33,227
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Autodesk, Inc. 3.125% 6/15/20	12,553	12,568
MATERIALS - 1.9%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,846
Metals & Mining - 1.8%
Alcoa, Inc.:
5.125% 10/1/24	20,085	19,683
5.4% 4/15/21	9,855	10,132
Anglo American Capital PLC:
3.625% 5/14/20 (d)	6,478	6,159
4.125% 4/15/21 (d)	6,319	5,889
4.875% 5/14/25 (d)	18,378	16,575
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,405
4.1% 5/1/23	62,150	54,907
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,119
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	2,560
		124,429
TOTAL MATERIALS		129,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc. 5.55% 8/15/41	$ 27,220	$ 27,274
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,376
6.15% 9/15/19	3,260	3,415
Embarq Corp.:
7.082% 6/1/16	4,231	4,373
7.995% 6/1/36	11,427	12,084
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,225
4.5% 9/15/20	60,362	64,924
5.012% 8/21/54	47,470	43,302
6.1% 4/15/18	6,019	6,627
6.55% 9/15/43	40,272	47,552
		227,962
UTILITIES - 1.9%
Electric Utilities - 1.2%
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,110	1,134
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,590
6.4% 9/15/20 (d)	11,231	12,859
Entergy Corp. 4% 7/15/22	6,700	6,749
FirstEnergy Corp.:
4.25% 3/15/23	9,775	9,794
7.375% 11/15/31	13,700	16,489
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,880
IPALCO Enterprises, Inc. 3.45% 7/15/20 (d)	10,770	10,582
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,336
		82,413
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,054
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,557
		4,611
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.5818% 9/30/66 (g)	12,726	11,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (g)	$ 3,654	$ 3,257
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,634
5.95% 6/15/41	4,935	5,718
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,040
6% 9/1/21	6,916	7,905
6.5% 12/15/20	2,216	2,601
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	3,466
		43,702
TOTAL UTILITIES		130,726
TOTAL NONCONVERTIBLE BONDS (Cost $2,502,203)		2,458,438
U.S. Treasury Obligations - 22.8%

U.S. Treasury Bonds:
2.5% 2/15/45	70,150	63,531
3% 5/15/45	324,459	326,757
U.S. Treasury Notes:
0.625% 12/31/16 (f)	635,830	636,373
1.625% 7/31/20 (c)	525,180	526,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,546,237)		1,553,591
U.S. Government Agency - Mortgage Securities - 0.6%

Fannie Mae - 0.3%
2.302% 6/1/36 (g)	117	125
2.424% 2/1/35 (g)	1,799	1,926
2.5% 4/1/27 to 3/1/43	2,208	2,244
2.546% 7/1/37 (g)	188	201
3% 10/1/42 to 1/1/43	2,857	2,879
3.5% 7/1/20 to 7/1/43	8,044	8,362
4% 8/1/32 to 8/1/42	4,219	4,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/23 to 4/1/39	$ 1,141	$ 1,287
6% 3/1/22	43	47
TOTAL FANNIE MAE		21,582
Freddie Mac - 0.2%
3% 5/1/45 to 7/1/45	1,701	1,706
3.155% 10/1/35 (g)	112	118
4% 6/1/33	1,572	1,685
4.5% 7/1/25 to 3/1/44	2,812	3,042
5% 1/1/41 to 7/1/41	2,687	2,970
5.5% 11/1/33 to 8/1/38	265	297
6% 7/1/37 to 8/1/37	703	801
6.5% 9/1/39	791	907
TOTAL FREDDIE MAC		11,526
Ginnie Mae - 0.1%
3% 3/20/45	1,860	1,887
3.5% 3/15/42 to 4/20/45	2,403	2,510
4% 11/20/40 to 11/20/41	1,483	1,583
4.5% 5/20/41	918	999
5% 4/15/40	1,399	1,569
TOTAL GINNIE MAE		8,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,195)		41,656
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (g)	421	378
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (g)	130	124
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (d)(g)	4,891	2,152
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (g)	31	29
Series 2004-R2 Class M3, 1.0244% 4/25/34 (g)	57	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (g)	$ 30	$ 28
Series 2004-W7 Class M1, 1.0244% 5/25/34 (g)	808	777
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (g)	734	262
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (g)	1,140	752
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (g)	16	15
Series 2004-3 Class M4, 1.6544% 4/25/34 (g)	44	40
Series 2004-4 Class M2, 0.9944% 6/25/34 (g)	66	60
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (g)	231	216
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (g)	6	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2194% 1/25/35 (g)	220	142
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (d)(g)	957	894
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (d)(g)	488	470
Class B, 0.4776% 11/15/34 (d)(g)	177	164
Class C, 0.5776% 11/15/34 (d)(g)	293	258
Class D, 0.9476% 11/15/34 (d)(g)	140	116
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,185	5,160
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	184	5
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (g)	125	118
Series 2003-3 Class M1, 1.4894% 8/25/33 (g)	288	278
Series 2003-5 Class A2, 0.8905% 12/25/33 (g)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (g)	913	609
Invitation Homes Trust Series 2015-SFR3 Class E, 3.933% 8/17/32 (d)(g)	3,002	2,975
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (g)	234	233
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (g)	88	88
Series 2006-A Class 2C, 1.432% 3/27/42 (g)	1,605	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (g)	$ 214	$ 3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (g)	54	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (g)	164	150
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (g)	147	146
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (g)	906	875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (g)	36	34
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (g)	366	329
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (g)	404	362
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (g)	183	173
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (g)	143	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (g)	903	803
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (g)	337	319
Class M4, 2.3744% 9/25/34 (g)	433	200
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (g)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (g)	434	421
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (g)	34	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (d)(g)	1,761	1,004
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	1,237	1,232
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	2,596	2,584
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	5,235	5,218
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	4,931	4,912
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	6,893	6,891
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (d)	18,802	18,776
TOTAL ASSET-BACKED SECURITIES (Cost $60,440)		61,756
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 0.8847% 5/27/37 (d)(g)	$ 9,700	$ 9,197
Class AA1, 0.4378% 5/27/37 (d)(g)	6,253	5,785
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (g)	290	288
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (g)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (g)	650	549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (g)	239	221
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (g)	470	423
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (g)	644	609
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (d)(g)	219	198
Class B6, 3.0385% 6/10/35 (d)(g)	290	267
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (g)	15	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (g)	103	102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,359)		17,991
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	329	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,327	4,405
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,201
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	71
Series 2007-2 Class A4, 5.6126% 4/10/49 (g)	4,000	4,165
Series 2007-3 Class A4, 5.5746% 6/10/49 (g)	2,131	2,231
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (d)(g)	26	24
Series 2005-3A:
Class A2, 0.5994% 11/25/35 (d)(g)	201	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A: - continued
Class M1, 0.6394% 11/25/35 (d)(g)	$ 54	$ 46
Class M2, 0.6894% 11/25/35 (d)(g)	41	33
Class M3, 0.7094% 11/25/35 (d)(g)	36	28
Class M4, 0.7994% 11/25/35 (d)(g)	45	35
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (d)(g)	499	444
Class B1, 1.5994% 1/25/36 (d)(g)	26	17
Class M1, 0.6494% 1/25/36 (d)(g)	161	130
Class M2, 0.6694% 1/25/36 (d)(g)	61	47
Class M3, 0.6994% 1/25/36 (d)(g)	88	67
Class M4, 0.8094% 1/25/36 (d)(g)	49	36
Class M5, 0.8494% 1/25/36 (d)(g)	49	36
Class M6, 0.8994% 1/25/36 (d)(g)	52	37
Series 2006-1:
Class A2, 0.5594% 4/25/36 (d)(g)	99	86
Class M1, 0.5794% 4/25/36 (d)(g)	60	49
Class M2, 0.5994% 4/25/36 (d)(g)	63	51
Class M3, 0.6194% 4/25/36 (d)(g)	54	43
Class M4, 0.7194% 4/25/36 (d)(g)	31	25
Class M5, 0.7594% 4/25/36 (d)(g)	30	21
Class M6, 0.8394% 4/25/36 (d)(g)	60	42
Series 2006-2A:
Class M1, 0.5094% 7/25/36 (d)(g)	87	67
Class M2, 0.5294% 7/25/36 (d)(g)	62	46
Class M3, 0.5494% 7/25/36 (d)(g)	51	36
Class M4, 0.6194% 7/25/36 (d)(g)	58	41
Class M5, 0.6694% 7/25/36 (d)(g)	42	28
Series 2006-3A Class M4, 0.6294% 10/25/36 (d)(g)	26	3
Series 2006-4A:
Class A2, 0.4694% 12/25/36 (d)(g)	1,491	1,265
Class M1, 0.4894% 12/25/36 (d)(g)	120	92
Class M2, 0.5094% 12/25/36 (d)(g)	80	52
Class M3, 0.5394% 12/25/36 (d)(g)	81	45
Series 2007-1 Class A2, 0.4694% 3/25/37 (d)(g)	313	262
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (d)(g)	900	768
Class A2, 0.5194% 7/25/37 (d)(g)	843	694
Class M1, 0.5694% 7/25/37 (d)(g)	288	220
Class M2, 0.6094% 7/25/37 (d)(g)	188	132
Class M3, 0.6894% 7/25/37 (d)(g)	144	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4894% 7/25/37 (d)(g)	$ 306	$ 249
Class M1, 0.5094% 7/25/37 (d)(g)	162	126
Class M2, 0.5394% 7/25/37 (d)(g)	173	124
Class M3, 0.5694% 7/25/37 (d)(g)	279	123
Class M4, 0.6994% 7/25/37 (d)(g)	440	129
Class M5, 0.7994% 7/25/37 (d)(g)	206	40
Series 2007-4A Class M1, 1.1494% 9/25/37 (d)(g)	142	27
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5924% 4/12/38 (g)	96	97
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (d)(e)(g)	63,160	66
Series 2007-T28 Class X2, 0.1359% 9/11/42 (d)(e)(g)	39,337	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (d)(g)	193	183
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (d)(g)	2,535	2,530
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,170	2,230
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,188
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0476% 4/15/17 (d)(g)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6993% 6/15/39 (g)	9,720	10,188
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,046
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(e)(g)	2	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,903
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,392	18,148
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (g)	3,027	3,072
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,245	2,327
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,297
Class DFX, 4.4065% 11/5/30 (d)	11,967	11,994
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (d)(g)	$ 103	$ 101
Class F, 0.5276% 11/15/18 (d)(g)	227	218
Class G, 0.5576% 11/15/18 (d)(g)	198	189
Class H, 0.6976% 11/15/18 (d)(g)	190	181
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326	4,459
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,550	13,061
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (g)	97,451	102,604
Series 2007-CB19:
Class B, 5.695% 2/12/49 (g)	93	24
Class C, 5.695% 2/12/49 (g)	245	16
Class D, 5.695% 2/12/49 (g)	257	9
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	63	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (g)	3,699	3,914
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	343	345
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(g)	953	941
Series 2007-C1 Class A4, 5.8347% 6/12/50 (g)	4,145	4,326
Series 2008-C1 Class A4, 5.69% 2/12/51	1,691	1,802
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	2,594	2,677
Class ASB, 5.133% 12/12/49 (g)	64	64
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	27,977
Series 2007-7 Class A4, 5.7429% 6/12/50 (g)	4,798	5,079
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	342
Series 2007-8 Class A3, 5.8811% 8/12/49 (g)	944	1,005
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (d)(g)	227	227
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (d)(g)	401	400
Class E, 0.4355% 10/15/20 (d)(g)	528	525
Class F, 0.4855% 10/15/20 (d)(g)	397	395
Class G, 0.5255% 10/15/20 (d)(g)	491	488
Class H, 0.6155% 10/15/20 (d)(g)	309	300
Class J, 0.7655% 10/15/20 (d)(g)	179	165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (g)	$ 19,965	$ 21,157
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,982
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	57
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (d)(g)	314	298
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,144
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,898
Series 2007-C32 Class A3, 5.7146% 6/15/49 (g)	16,199	17,043
Series 2007-C33 Class A4, 5.9507% 2/15/51 (g)	30,429	31,799
Series 2005-C22 Class B, 5.3736% 12/15/44 (g)	2,428	2,416
Series 2007-C31 Class C, 5.6711% 4/15/47 (g)	4,515	4,385
Series 2007-C31A Class A2, 5.421% 4/15/47	272	273
Series 2007-C32:
Class D, 5.7146% 6/15/49 (g)	823	609
Class E, 5.7146% 6/15/49 (g)	1,297	785
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,963)		423,360
Municipal Securities - 1.8%

Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,534
Series 2012 B, 5.432% 1/1/42	5,580	4,496
6.314% 1/1/44	29,170	25,386
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,613
4.95% 6/1/23	6,540	6,649
5.1% 6/1/33	40,020	37,133
Series 2010 5, 6.2% 7/1/21	2,620	2,871
Series 2010-1, 6.63% 2/1/35	4,420	4,549
Series 2010-3:
6.725% 4/1/35	5,880	6,086
7.35% 7/1/35	3,010	3,227
Series 2011:
5.365% 3/1/17	195	202
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 5,145	$ 5,502
5.877% 3/1/19	13,395	14,632
Series 2013:
1.84% 12/1/16	4,160	4,164
3.6% 12/1/19	3,585	3,606
TOTAL MUNICIPAL SECURITIES (Cost $132,684)		123,650
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $6,955)	6,991	7,087
Bank Notes - 0.8%

Bank of America NA 5.3% 3/15/17	3,698	3,887
Barclays Bank PLC 2.5% 2/20/19	3,600	3,633
Discover Bank:
(Delaware) 3.2% 8/9/21	8,981	8,829
3.1% 6/4/20	8,842	8,823
8.7% 11/18/19	1,409	1,684
KeyBank NA 6.95% 2/1/28	1,344	1,716
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,288
Regions Bank 7.5% 5/15/18	18,321	20,780
TOTAL BANK NOTES (Cost $54,700)		56,640
Fixed-Income Funds - 23.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,905,902	1,190,488
Fidelity Specialized High Income Central Fund (h)	4,074,628	413,534
TOTAL FIXED-INCOME FUNDS (Cost $1,577,761)		1,604,022
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	$ 12,313
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $418,729)	418,729,311	418,729
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $303,090)	$ 303,091	303,090
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $7,110,241)		7,082,323
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(256,689)
NET ASSETS - 100%		$ 6,825,634
TBA Sale Commitments
	Principal Amount (000s)
Freddie Mac
3% 9/1/45 (Proceeds $500)	$ (500)	(501)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (65)	$ (221)	$ (286)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(38)	(167)	(205)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(99)	(367)	(466)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(98)	(316)	(414)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(242)	27	(215)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(243)	72	(171)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(101)	(63)	(164)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(70)	(98)	(168)
TOTAL BUY PROTECTION						(956)	(1,133)	(2,089)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Sep. 2034	Merrill Lynch International	4.60%	232	(22)	0	(22)
TOTAL SELL PROTECTION						(28)	0	(28)
TOTAL CREDIT DEFAULT SWAPS						$ (984)	$ (1,133)	$ (2,117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $42,428,000.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,186,000 or 5.5% of net assets.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,036,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Values shown as $0 may reflect amounts less than $500.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$303,090,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 303,090
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Mortgage Backed Securities Central Fund	27,261
Fidelity Specialized High Income Central Fund	21,215
Total	$ 48,744
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 27,261	$ -	$ 1,190,488	23.3%
Fidelity Specialized High Income Central Fund	356,070	81,265	-	413,534	55.1%
Total	$ 1,512,233	$ 108,526	$ -	$ 1,604,022
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,458,438	$ -	$ 2,458,438	$ -
U.S. Government and Government Agency Obligations	1,553,591	-	1,553,591	-
U.S. Government Agency - Mortgage Securities	41,656	-	41,656	-
Asset-Backed Securities	61,756	-	58,600	3,156
Collateralized Mortgage Obligations	17,991	-	17,991	-
Commercial Mortgage Securities	423,360	-	423,300	60
Municipal Securities	123,650	-	123,650	-
Foreign Government and Government Agency Obligations	7,087	-	7,087	-
Bank Notes	56,640	-	56,640	-
Fixed-Income Funds	1,604,022	1,604,022	-	-
Preferred Securities	12,313	-	12,313	-
Money Market Funds	418,729	418,729	-	-
Cash Equivalents	303,090	-	303,090	-
Total Investments in Securities:	$ 7,082,323	$ 2,022,751	$ 5,056,356	$ 3,216
Derivative Instruments:
Liabilities
Swaps	$ (984)	$ -	$ (984)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (501)	$ -	$ (501)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (984)
Total Value of Derivatives	$ -	$ (984)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $295,983 and repurchase agreements of $303,090) - See accompanying schedule: Unaffiliated issuers (cost $5,113,751)	$ 5,059,572
Fidelity Central Funds (cost $1,996,490)	2,022,751
Total Investments (cost $7,110,241)		$ 7,082,323
Receivable for investments sold
Regular delivery		7,529
Delayed delivery		13
Receivable for TBA sale commitments		500
Receivable for fund shares sold		8,090
Interest receivable		41,834
Distributions receivable from Fidelity Central Funds		28
Other receivables		138
Total assets		7,140,455

Liabilities
Payable to custodian bank	$ 19
TBA sale commitments, at value	501
Payable for fund shares redeemed	6,037
Distributions payable	1,412
Bi-lateral OTC swaps, at value	984
Accrued management fee	1,765
Distribution and service plan fees payable	46
Other affiliated payables	826
Other payables and accrued expenses	140
Collateral on securities loaned, at value	303,091
Total liabilities		314,821

Net Assets		$ 6,825,634
Net Assets consist of:
Paid in capital		$ 7,005,816
Distributions in excess of net investment income		1,730
Accumulated undistributed net realized gain (loss) on investments		(151,876)
Net unrealized appreciation (depreciation) on investments		(30,036)
Net Assets		$ 6,825,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,170 ÷ 10,096.4 shares)	$ 7.74

Maximum offering price per share (100/96.00 of $7.74)	$ 8.06
Class T:
Net Asset Value and redemption price per share ($21,275 ÷ 2,746.5 shares)	$ 7.75

Maximum offering price per share (100/96.00 of $7.75)	$ 8.07
Class B:
Net Asset Value and offering price per share ($1,809 ÷ 233.4 shares)A	$ 7.75

Class C:
Net Asset Value and offering price per share ($28,083 ÷ 3,622.6 shares)A	$ 7.75

Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,206,541 ÷ 801,052.3 shares)	$ 7.75

Class I:
Net Asset Value, offering price and redemption price per share ($489,756 ÷ 63,141.9 shares)	$ 7.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 808
Interest		163,727
Income from Fidelity Central Funds		48,744
Total income		213,279

Expenses
Management fee	$ 19,842
Transfer agent fees	6,715
Distribution and service plan fees	596
Fund wide operations fee	2,497
Independent trustees' compensation	27
Miscellaneous	9
Total expenses before reductions	29,686
Expense reductions	(8)	29,678
Net investment income (loss)		183,601
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,106
Swaps	(1,337)
Total net realized gain (loss)		36,769
Change in net unrealized appreciation (depreciation) on: Investment securities	(214,179)
Swaps	1,489
Delayed delivery commitments	137
Total change in net unrealized appreciation (depreciation)		(212,553)
Net gain (loss)		(175,784)
Net increase (decrease) in net assets resulting from operations		$ 7,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,601	$ 166,956
Net realized gain (loss)	36,769	9,198
Change in net unrealized appreciation (depreciation)	(212,553)	196,953
Net increase (decrease) in net assets resulting from operations	7,817	373,107
Distributions to shareholders from net investment income	(172,192)	(151,816)
Share transactions - net increase (decrease)	918,360	(116,184)
Total increase (decrease) in net assets	753,985	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $1,730 and distributions in excess of net investment income of $2,352, respectively)	$ 6,825,634	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss) C	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$ 7.74	$ 7.93	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 70	$ 82	$ 110	$ 101
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss)C	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsD, F
Expenses before reductions	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 27	$ 41	$ 39	$ 38
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 36	$ 29	$ 44	$ 31
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Income from Investment Operations
Net investment income (loss)B	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.204)	.270	(.339)	.304	.192
Total from investment operations	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.98	$ 7.67
Total ReturnA	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 6,207	$ 5,520	$ 5,395	$ 4,876	$ 4,670
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)B	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.204)	.280	(.348)	.315	.184
Total from investment operations	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$ 7.76	$ 7.95	$ 7.65	$ 7.99	$ 7.67
Total ReturnA	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 490	$ 417	$ 416	$ 100	$ 91
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 125,206
Gross unrealized depreciation	(197,763)
Net unrealized appreciation (depreciation) on securities	$ (72,557)

Tax cost	$ 7,154,880

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (95,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ (74,565)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$ (95,628)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 172,192	$ 151,816

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
SwapsA	$ (1,337)	$ 1,489

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,474,121 and $573,693, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 198	$ 5
Class T	-%	.25%	60	-*
Class B	.65%	.25%	20	14
Class C	.75%	.25%	318	53
			$ 596	$ 72

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	2
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets
Class A	$ 133.17
Class T	48.20
Class B	5.25
Class C	55.17
Investment Grade Bond	5,815.10
Class I	659.15
	$ 6,715

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Annual Report

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $474.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 1,892	$ 1,637
Class T	567	644
Class B	36	50
Class C	518	454
Investment Grade Bond	157,505	138,727
Class I	11,674	10,304
Total	$ 172,192	$ 151,816

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	3,788	1,684	$ 29,943	$ 13,133
Reinvestment of distributions	227	187	1,793	1,460
Shares redeemed	(2,751)	(3,732)	(21,720)	(28,970)
Net increase (decrease)	1,264	(1,861)	$ 10,016	$ (14,377)
Class T
Shares sold	480	772	$ 3,799	$ 6,030
Reinvestment of distributions	69	74	544	579
Shares redeemed	(1,167)	(2,868)	(9,201)	(22,191)
Net increase (decrease)	(618)	(2,022)	$ (4,858)	$ (15,582)
Class B
Shares sold	13	14	$ 100	$ 110
Reinvestment of distributions	3	4	28	35
Shares redeemed	(109)	(280)	(863)	(2,172)
Net increase (decrease)	(93)	(262)	$ (735)	$ (2,027)
Class C
Shares sold	1,046	1,766	$ 8,293	$ 13,817
Reinvestment of distributions	55	48	436	379
Shares redeemed	(1,973)	(1,062)	(15,576)	(8,249)
Net increase (decrease)	(872)	752	$ (6,847)	$ 5,947
Investment Grade Bond
Shares sold	224,972	143,925	$ 1,777,537	$ 1,122,581
Reinvestment of distributions	18,120	16,369	143,231	127,825
Shares redeemed	(137,307)	(170,627)	(1,084,234)	(1,326,177)
Net increase (decrease)	105,785	(10,333)	$ 836,534	$ (75,771)
Class I
Shares sold	22,871	10,034	$ 181,045	$ 78,572
Reinvestment of distributions	1,292	1,171	10,222	9,154
Shares redeemed	(13,483)	(13,088)	(107,017)	(102,100)
Net increase (decrease)	10,680	(1,883)	$ 84,250	$ (14,374)

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 7.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $118,960,830 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	635,111,514.23	13.946
Against	3,646,262,856.21	80.065
Abstain	143,714,806.83	3.155
Broker Non-Votes	129,065,875.41	2.834
TOTAL	4,554,155,052.68	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-UANN-1015
1.784723.113

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Class I is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	0.23%	3.44%	4.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Portfolio Manager Jeff Moore: For the year, the fund's share classes (excluding sales charges, if applicable) struggled compared with the benchmark Barclays® U.S. Aggregate Bond Index. So-called risk assets - meaning more-volatile securities with heightened credit risk - tended to lag amid challenging market conditions for investment-grade bonds. Corporate bonds, in which the fund was overweighted, were caught up in this trend. In this group, bond selection in the energy sector especially hampered results. The energy bonds we tended to own were a bit longer in maturity and lower in quality than the typical energy bond in the benchmark. This positioning proved detrimental, given that bonds with the opposite characteristics tended to fare better. We did benefit, however, from our investments in corporate bonds issued by financial institutions, especially banks, which have risen along with investors' confidence in the industry. Elsewhere, the fund was hurt by our underweighting in agency mortgage bonds - which did surprisingly well - and U.S. Treasuries, which similarly outpaced the Barclays index for the period. The fund also was hurt by a few positions in government-related bonds, especially those connected to emerging markets - a hard-hit group this period, due to concerns about the global economy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 981.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 981.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.49%
Actual		$ 1,000.00	$ 978.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 978.20	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 983.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.49%
Actual		$ 1,000.00	$ 983.20	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 41.7%
AAA 1.4%	AAA 1.7%
AA 1.8%	AA 2.7%
A 9.9%	A 8.8%
BBB 24.4%	BBB 27.3%
BB and Below 13.4%	BB and Below 12.1%
Not Rated 1.1%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.7	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 40.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations 41.7%		U.S. Government and U.S. Government Agency Obligations 41.7%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.8%
	CMOs and Other Mortgage Related Securities 6.5%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 1.8%		Municipal Bonds 2.1%
	Other Investments 2.0%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	8.7%	** Foreign investments	8.5%

* Futures and Swaps	(1.1)%	** Futures and Swaps	(1.0)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$ 5,025	$ 5,096
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,619
3% 9/25/17	3,673	3,690
3.25% 5/15/18	2,630	2,645
3.5% 7/10/19	5,942	5,988
4.25% 5/15/23	2,950	2,899
4.375% 9/25/21	11,530	11,634
4.75% 8/15/17	2,790	2,893
		36,464
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,560
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,578
Media - 2.0%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (d)	7,996	7,954
4.908% 7/23/25 (d)	10,079	10,010
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,036
Discovery Communications LLC 3.25% 4/1/23	954	888
Time Warner Cable, Inc.:
4% 9/1/21	27,833	27,981
5.5% 9/1/41	3,321	2,991
5.875% 11/15/40	7,141	6,738
6.55% 5/1/37	8,170	8,205
6.75% 7/1/18	5,587	6,189
7.3% 7/1/38	8,218	8,700
8.25% 4/1/19	10,913	12,747
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,566
6.2% 3/15/40	5,000	5,576
Viacom, Inc. 4.25% 9/1/23	13,340	12,681
		138,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	$ 15,000	$ 15,713
TOTAL CONSUMER DISCRETIONARY		210,709
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,507
3.875% 11/15/19	351	360
4.75% 11/15/24	8,249	8,435
6% 5/1/22	13,370	14,740
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,045
		41,087
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21	4,181	4,137
3.8% 11/18/24	3,194	3,120
		7,257
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,460
Tobacco - 1.1%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,467
9.25% 8/6/19	1,776	2,199
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,960
3.25% 6/12/20	2,433	2,464
3.25% 11/1/22	14,892	14,481
4% 6/12/22	2,039	2,093
4.45% 6/12/25	9,911	10,173
4.75% 11/1/42	4,468	4,138
5.7% 8/15/35	1,694	1,794
5.85% 8/15/45	7,062	7,631
6.15% 9/15/43	2,440	2,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 7,156	$ 7,742
7.25% 6/15/37	9,654	11,609
		76,422
TOTAL CONSUMER STAPLES		127,226
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	4,397
5.35% 3/15/20 (d)	4,973	4,832
5.85% 5/21/43 (d)(g)	9,697	7,418
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,233
		19,880
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	7,060
6.125% 2/15/21	54,690	42,351
6.625% 8/15/20	28,495	22,725
7.25% 12/15/18	14,500	12,253
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (d)	1,237	1,234
3.3% 6/1/20 (d)	6,073	6,058
4.5% 6/1/25 (d)	1,849	1,762
5.8% 6/1/45 (d)	2,321	2,222
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,041
2.7% 4/1/19	1,510	1,328
3.875% 3/15/23	6,765	5,530
5.6% 4/1/44	5,868	4,776
El Paso Corp. 6.5% 9/15/20	16,220	17,897
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	4,897
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,682
3.9% 5/15/24 (d)	1,887	1,657
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.:
3.05% 12/1/19	$ 25,208	$ 24,791
4.3% 6/1/25	12,912	11,901
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,740
MPLX LP 4% 2/15/25	949	876
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,009
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	4,486
7.25% 3/17/44	69,211	55,715
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,363
5.5% 6/27/44	38,697	33,483
6.375% 1/23/45	13,790	13,442
6.5% 6/2/41	34,664	34,664
Phillips 66 Co. 4.3% 4/1/22	4,638	4,840
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	752
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,435
4.05% 1/23/20	4,431	4,387
4.95% 1/23/25	27,840	25,549
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,298
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,077
4.6% 6/15/21	1,124	1,170
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,520
4.55% 6/24/24	19,170	16,968
Western Gas Partners LP 5.375% 6/1/21	6,966	7,380
Williams Partners LP:
4.125% 11/15/20	1,029	1,046
4.3% 3/4/24	4,326	4,051
		409,161
TOTAL ENERGY		429,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 16.4%
Banks - 8.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	$ 6,150	$ 6,135
4% 4/14/19 (d)	6,280	5,997
5.75% 9/26/23 (d)	5,628	5,290
Bank of America Corp.:
3.3% 1/11/23	26,509	26,101
3.875% 3/22/17	3,343	3,456
3.95% 4/21/25	24,889	24,066
4% 1/22/25	50,434	49,297
4.1% 7/24/23	3,096	3,194
4.25% 10/22/26	6,065	5,963
5.65% 5/1/18	3,745	4,075
5.75% 12/1/17	9,833	10,637
5.875% 1/5/21	2,580	2,937
Barclays PLC 2.75% 11/8/19	5,118	5,102
Capital One NA 2.95% 7/23/21	8,151	7,936
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,201
4.05% 7/30/22	2,865	2,932
4.4% 6/10/25	6,752	6,788
4.5% 1/14/22	6,932	7,423
5.3% 5/6/44	11,751	12,342
5.5% 9/13/25	2,420	2,628
6.125% 5/15/18	3,326	3,671
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,809
Credit Suisse AG 6% 2/15/18	8,864	9,646
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (d)	21,098	20,411
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,115
Discover Bank:
4.2% 8/8/23	4,147	4,194
7% 4/15/20	6,703	7,724
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,182
8.25% 3/1/38	2,385	3,376
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,372
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,115
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC: - continued
5.25% 3/14/44	$ 2,255	$ 2,298
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,900
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,056
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,677
2.35% 1/28/19	2,547	2,556
3.25% 9/23/22	25,741	25,528
3.875% 9/10/24	15,129	14,886
4.125% 12/15/26	18,426	18,283
4.25% 10/15/20	2,763	2,959
4.35% 8/15/21	18,417	19,660
4.625% 5/10/21	2,717	2,943
4.95% 3/25/20	11,055	12,116
Rabobank Nederland 4.375% 8/4/25	10,398	10,426
Regions Bank 6.45% 6/26/37	9,230	10,810
Regions Financial Corp. 2% 5/15/18	6,934	6,897
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	27,894
6% 12/19/23	25,238	26,923
6.1% 6/10/23	8,465	9,081
6.125% 12/15/22	28,328	30,515
Societe Generale 4.25% 4/14/25 (d)	17,200	16,419
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,512
		585,454
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,345
Deutsche Bank AG 4.5% 4/1/25	12,526	12,112
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,281
2.625% 1/31/19	13,825	13,965
2.9% 7/19/18	9,276	9,483
5.25% 7/27/21	5,652	6,283
5.75% 1/24/22	7,392	8,402
5.95% 1/18/18	4,817	5,255
6.75% 10/1/37	15,413	18,337
Lazard Group LLC:
4.25% 11/14/20	4,700	4,943
6.85% 6/15/17	607	657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.375% 7/23/19	$ 12,012	$ 12,002
3.7% 10/23/24	10,321	10,301
3.75% 2/25/23	8,227	8,332
3.875% 4/29/24	9,504	9,645
4.875% 11/1/22	19,366	20,489
5% 11/24/25	12,124	12,749
5.75% 1/25/21	10,138	11,486
6.625% 4/1/18	7,981	8,894
		192,961
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,866	4,743
3.95% 11/6/24	4,069	3,914
5.2% 4/27/22	4,096	4,320
Hyundai Capital America 2.125% 10/2/17 (d)	1,850	1,855
Synchrony Financial:
1.875% 8/15/17	1,427	1,421
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,138
4.25% 8/15/24	3,185	3,133
		24,622
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (d)	10,000	10,175
Insurance - 1.2%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,284
Aon Corp. 5% 9/30/20	2,135	2,350
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,111
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,606
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,489
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,720
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,220
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	4,862	4,409
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,297
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	8,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (d)	$ 422	$ 475
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,051
5.375% 5/15/45 (g)	6,834	6,759
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,023
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	1,736	1,746
4.125% 11/1/24 (d)	2,517	2,541
Unum Group 5.625% 9/15/20	4,155	4,649
		80,216
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,253
4.6% 4/1/22	1,475	1,530
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,806
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,827
Camden Property Trust:
2.95% 12/15/22	2,605	2,501
4.25% 1/15/24	4,889	5,054
Corporate Office Properties LP 5% 7/1/25	3,165	3,089
DDR Corp.:
3.625% 2/1/25	2,957	2,779
4.625% 7/15/22	9,008	9,366
4.75% 4/15/18	4,483	4,738
7.5% 4/1/17	2,623	2,842
Duke Realty LP:
3.625% 4/15/23	3,352	3,289
3.875% 10/15/22	9,433	9,511
4.375% 6/15/22	2,822	2,920
5.5% 3/1/16	5,038	5,138
5.95% 2/15/17	141	150
Equity One, Inc.:
3.75% 11/15/22	12,000	11,953
6% 9/15/17	3,423	3,694
6.25% 1/15/17	2,422	2,564
ERP Operating LP 4.625% 12/15/21	7,320	7,907
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 3.2% 6/15/21	$ 3,528	$ 3,476
HRPT Properties Trust 6.65% 1/15/18	2,600	2,794
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,072
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,929
4.95% 4/1/24	1,915	1,971
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,356
5% 12/15/23	1,073	1,131
Weingarten Realty Investors 3.375% 10/15/22	990	969
WP Carey, Inc.:
4% 2/1/25	7,432	7,184
4.6% 4/1/24	11,566	11,668
		121,041
Real Estate Management & Development - 1.5%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,270
6.125% 4/15/20	1,872	2,107
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,356
4.1% 10/1/24	6,040	6,009
4.95% 4/15/18	4,806	5,104
5.7% 5/1/17	2,243	2,372
CBRE Group, Inc. 4.875% 3/1/26	17,030	16,792
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,454
Essex Portfolio LP 3.875% 5/1/24	4,176	4,178
Liberty Property LP:
3.375% 6/15/23	3,567	3,433
4.125% 6/15/22	2,421	2,475
6.625% 10/1/17	3,709	4,060
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,595
3.15% 5/15/23	7,757	6,885
4.5% 4/18/22	1,473	1,468
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,227
6.05% 9/1/16	4,436	4,629
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 4,213	$ 4,116
3.875% 12/1/23	2,574	2,555
6.125% 6/1/20	4,725	5,372
Ventas Realty LP 4.125% 1/15/26	2,168	2,146
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,110
		104,773
TOTAL FINANCIALS		1,119,242
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,774
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,855
4.75% 5/1/23	300	304
5.875% 3/15/22	355	386
6.5% 2/15/20	4,514	4,988
WellPoint, Inc. 3.3% 1/15/23	9,384	9,089
		26,396
Pharmaceuticals - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,374
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,467
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,734
Zoetis, Inc. 3.25% 2/1/23	2,627	2,491
		12,066
TOTAL HEALTH CARE		38,462
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	820	887
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,568	1,662
8.36% 1/20/19	4,357	4,668
		7,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	$ 2,260	$ 2,260
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,029
3.75% 2/1/22	6,348	6,344
3.875% 4/1/21	5,850	5,909
4.25% 9/15/24	5,062	5,005
		20,287
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,372
TOTAL INDUSTRIALS		33,227
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Autodesk, Inc. 3.125% 6/15/20	12,553	12,568
MATERIALS - 1.9%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,846
Metals & Mining - 1.8%
Alcoa, Inc.:
5.125% 10/1/24	20,085	19,683
5.4% 4/15/21	9,855	10,132
Anglo American Capital PLC:
3.625% 5/14/20 (d)	6,478	6,159
4.125% 4/15/21 (d)	6,319	5,889
4.875% 5/14/25 (d)	18,378	16,575
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,405
4.1% 5/1/23	62,150	54,907
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,119
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	2,560
		124,429
TOTAL MATERIALS		129,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc. 5.55% 8/15/41	$ 27,220	$ 27,274
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,376
6.15% 9/15/19	3,260	3,415
Embarq Corp.:
7.082% 6/1/16	4,231	4,373
7.995% 6/1/36	11,427	12,084
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,225
4.5% 9/15/20	60,362	64,924
5.012% 8/21/54	47,470	43,302
6.1% 4/15/18	6,019	6,627
6.55% 9/15/43	40,272	47,552
		227,962
UTILITIES - 1.9%
Electric Utilities - 1.2%
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,110	1,134
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,590
6.4% 9/15/20 (d)	11,231	12,859
Entergy Corp. 4% 7/15/22	6,700	6,749
FirstEnergy Corp.:
4.25% 3/15/23	9,775	9,794
7.375% 11/15/31	13,700	16,489
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,880
IPALCO Enterprises, Inc. 3.45% 7/15/20 (d)	10,770	10,582
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,336
		82,413
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,054
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,557
		4,611
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.5818% 9/30/66 (g)	12,726	11,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (g)	$ 3,654	$ 3,257
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,634
5.95% 6/15/41	4,935	5,718
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,040
6% 9/1/21	6,916	7,905
6.5% 12/15/20	2,216	2,601
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	3,466
		43,702
TOTAL UTILITIES		130,726
TOTAL NONCONVERTIBLE BONDS (Cost $2,502,203)		2,458,438
U.S. Treasury Obligations - 22.8%

U.S. Treasury Bonds:
2.5% 2/15/45	70,150	63,531
3% 5/15/45	324,459	326,757
U.S. Treasury Notes:
0.625% 12/31/16 (f)	635,830	636,373
1.625% 7/31/20 (c)	525,180	526,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,546,237)		1,553,591
U.S. Government Agency - Mortgage Securities - 0.6%

Fannie Mae - 0.3%
2.302% 6/1/36 (g)	117	125
2.424% 2/1/35 (g)	1,799	1,926
2.5% 4/1/27 to 3/1/43	2,208	2,244
2.546% 7/1/37 (g)	188	201
3% 10/1/42 to 1/1/43	2,857	2,879
3.5% 7/1/20 to 7/1/43	8,044	8,362
4% 8/1/32 to 8/1/42	4,219	4,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/23 to 4/1/39	$ 1,141	$ 1,287
6% 3/1/22	43	47
TOTAL FANNIE MAE		21,582
Freddie Mac - 0.2%
3% 5/1/45 to 7/1/45	1,701	1,706
3.155% 10/1/35 (g)	112	118
4% 6/1/33	1,572	1,685
4.5% 7/1/25 to 3/1/44	2,812	3,042
5% 1/1/41 to 7/1/41	2,687	2,970
5.5% 11/1/33 to 8/1/38	265	297
6% 7/1/37 to 8/1/37	703	801
6.5% 9/1/39	791	907
TOTAL FREDDIE MAC		11,526
Ginnie Mae - 0.1%
3% 3/20/45	1,860	1,887
3.5% 3/15/42 to 4/20/45	2,403	2,510
4% 11/20/40 to 11/20/41	1,483	1,583
4.5% 5/20/41	918	999
5% 4/15/40	1,399	1,569
TOTAL GINNIE MAE		8,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,195)		41,656
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (g)	421	378
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (g)	130	124
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (d)(g)	4,891	2,152
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (g)	31	29
Series 2004-R2 Class M3, 1.0244% 4/25/34 (g)	57	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (g)	$ 30	$ 28
Series 2004-W7 Class M1, 1.0244% 5/25/34 (g)	808	777
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (g)	734	262
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (g)	1,140	752
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (g)	16	15
Series 2004-3 Class M4, 1.6544% 4/25/34 (g)	44	40
Series 2004-4 Class M2, 0.9944% 6/25/34 (g)	66	60
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (g)	231	216
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (g)	6	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2194% 1/25/35 (g)	220	142
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (d)(g)	957	894
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (d)(g)	488	470
Class B, 0.4776% 11/15/34 (d)(g)	177	164
Class C, 0.5776% 11/15/34 (d)(g)	293	258
Class D, 0.9476% 11/15/34 (d)(g)	140	116
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,185	5,160
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	184	5
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (g)	125	118
Series 2003-3 Class M1, 1.4894% 8/25/33 (g)	288	278
Series 2003-5 Class A2, 0.8905% 12/25/33 (g)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (g)	913	609
Invitation Homes Trust Series 2015-SFR3 Class E, 3.933% 8/17/32 (d)(g)	3,002	2,975
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (g)	234	233
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (g)	88	88
Series 2006-A Class 2C, 1.432% 3/27/42 (g)	1,605	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (g)	$ 214	$ 3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (g)	54	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (g)	164	150
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (g)	147	146
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (g)	906	875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (g)	36	34
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (g)	366	329
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (g)	404	362
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (g)	183	173
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (g)	143	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (g)	903	803
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (g)	337	319
Class M4, 2.3744% 9/25/34 (g)	433	200
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (g)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (g)	434	421
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (g)	34	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (d)(g)	1,761	1,004
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	1,237	1,232
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	2,596	2,584
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	5,235	5,218
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	4,931	4,912
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	6,893	6,891
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (d)	18,802	18,776
TOTAL ASSET-BACKED SECURITIES (Cost $60,440)		61,756
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 0.8847% 5/27/37 (d)(g)	$ 9,700	$ 9,197
Class AA1, 0.4378% 5/27/37 (d)(g)	6,253	5,785
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (g)	290	288
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (g)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (g)	650	549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (g)	239	221
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (g)	470	423
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (g)	644	609
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (d)(g)	219	198
Class B6, 3.0385% 6/10/35 (d)(g)	290	267
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (g)	15	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (g)	103	102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,359)		17,991
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	329	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,327	4,405
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,201
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	71
Series 2007-2 Class A4, 5.6126% 4/10/49 (g)	4,000	4,165
Series 2007-3 Class A4, 5.5746% 6/10/49 (g)	2,131	2,231
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (d)(g)	26	24
Series 2005-3A:
Class A2, 0.5994% 11/25/35 (d)(g)	201	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A: - continued
Class M1, 0.6394% 11/25/35 (d)(g)	$ 54	$ 46
Class M2, 0.6894% 11/25/35 (d)(g)	41	33
Class M3, 0.7094% 11/25/35 (d)(g)	36	28
Class M4, 0.7994% 11/25/35 (d)(g)	45	35
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (d)(g)	499	444
Class B1, 1.5994% 1/25/36 (d)(g)	26	17
Class M1, 0.6494% 1/25/36 (d)(g)	161	130
Class M2, 0.6694% 1/25/36 (d)(g)	61	47
Class M3, 0.6994% 1/25/36 (d)(g)	88	67
Class M4, 0.8094% 1/25/36 (d)(g)	49	36
Class M5, 0.8494% 1/25/36 (d)(g)	49	36
Class M6, 0.8994% 1/25/36 (d)(g)	52	37
Series 2006-1:
Class A2, 0.5594% 4/25/36 (d)(g)	99	86
Class M1, 0.5794% 4/25/36 (d)(g)	60	49
Class M2, 0.5994% 4/25/36 (d)(g)	63	51
Class M3, 0.6194% 4/25/36 (d)(g)	54	43
Class M4, 0.7194% 4/25/36 (d)(g)	31	25
Class M5, 0.7594% 4/25/36 (d)(g)	30	21
Class M6, 0.8394% 4/25/36 (d)(g)	60	42
Series 2006-2A:
Class M1, 0.5094% 7/25/36 (d)(g)	87	67
Class M2, 0.5294% 7/25/36 (d)(g)	62	46
Class M3, 0.5494% 7/25/36 (d)(g)	51	36
Class M4, 0.6194% 7/25/36 (d)(g)	58	41
Class M5, 0.6694% 7/25/36 (d)(g)	42	28
Series 2006-3A Class M4, 0.6294% 10/25/36 (d)(g)	26	3
Series 2006-4A:
Class A2, 0.4694% 12/25/36 (d)(g)	1,491	1,265
Class M1, 0.4894% 12/25/36 (d)(g)	120	92
Class M2, 0.5094% 12/25/36 (d)(g)	80	52
Class M3, 0.5394% 12/25/36 (d)(g)	81	45
Series 2007-1 Class A2, 0.4694% 3/25/37 (d)(g)	313	262
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (d)(g)	900	768
Class A2, 0.5194% 7/25/37 (d)(g)	843	694
Class M1, 0.5694% 7/25/37 (d)(g)	288	220
Class M2, 0.6094% 7/25/37 (d)(g)	188	132
Class M3, 0.6894% 7/25/37 (d)(g)	144	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4894% 7/25/37 (d)(g)	$ 306	$ 249
Class M1, 0.5094% 7/25/37 (d)(g)	162	126
Class M2, 0.5394% 7/25/37 (d)(g)	173	124
Class M3, 0.5694% 7/25/37 (d)(g)	279	123
Class M4, 0.6994% 7/25/37 (d)(g)	440	129
Class M5, 0.7994% 7/25/37 (d)(g)	206	40
Series 2007-4A Class M1, 1.1494% 9/25/37 (d)(g)	142	27
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5924% 4/12/38 (g)	96	97
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (d)(e)(g)	63,160	66
Series 2007-T28 Class X2, 0.1359% 9/11/42 (d)(e)(g)	39,337	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (d)(g)	193	183
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (d)(g)	2,535	2,530
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,170	2,230
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,188
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0476% 4/15/17 (d)(g)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6993% 6/15/39 (g)	9,720	10,188
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,046
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(e)(g)	2	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,903
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,392	18,148
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (g)	3,027	3,072
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,245	2,327
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,297
Class DFX, 4.4065% 11/5/30 (d)	11,967	11,994
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (d)(g)	$ 103	$ 101
Class F, 0.5276% 11/15/18 (d)(g)	227	218
Class G, 0.5576% 11/15/18 (d)(g)	198	189
Class H, 0.6976% 11/15/18 (d)(g)	190	181
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326	4,459
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,550	13,061
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (g)	97,451	102,604
Series 2007-CB19:
Class B, 5.695% 2/12/49 (g)	93	24
Class C, 5.695% 2/12/49 (g)	245	16
Class D, 5.695% 2/12/49 (g)	257	9
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	63	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (g)	3,699	3,914
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	343	345
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(g)	953	941
Series 2007-C1 Class A4, 5.8347% 6/12/50 (g)	4,145	4,326
Series 2008-C1 Class A4, 5.69% 2/12/51	1,691	1,802
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	2,594	2,677
Class ASB, 5.133% 12/12/49 (g)	64	64
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	27,977
Series 2007-7 Class A4, 5.7429% 6/12/50 (g)	4,798	5,079
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	342
Series 2007-8 Class A3, 5.8811% 8/12/49 (g)	944	1,005
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (d)(g)	227	227
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (d)(g)	401	400
Class E, 0.4355% 10/15/20 (d)(g)	528	525
Class F, 0.4855% 10/15/20 (d)(g)	397	395
Class G, 0.5255% 10/15/20 (d)(g)	491	488
Class H, 0.6155% 10/15/20 (d)(g)	309	300
Class J, 0.7655% 10/15/20 (d)(g)	179	165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (g)	$ 19,965	$ 21,157
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,982
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	57
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (d)(g)	314	298
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,144
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,898
Series 2007-C32 Class A3, 5.7146% 6/15/49 (g)	16,199	17,043
Series 2007-C33 Class A4, 5.9507% 2/15/51 (g)	30,429	31,799
Series 2005-C22 Class B, 5.3736% 12/15/44 (g)	2,428	2,416
Series 2007-C31 Class C, 5.6711% 4/15/47 (g)	4,515	4,385
Series 2007-C31A Class A2, 5.421% 4/15/47	272	273
Series 2007-C32:
Class D, 5.7146% 6/15/49 (g)	823	609
Class E, 5.7146% 6/15/49 (g)	1,297	785
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,963)		423,360
Municipal Securities - 1.8%

Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,534
Series 2012 B, 5.432% 1/1/42	5,580	4,496
6.314% 1/1/44	29,170	25,386
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,613
4.95% 6/1/23	6,540	6,649
5.1% 6/1/33	40,020	37,133
Series 2010 5, 6.2% 7/1/21	2,620	2,871
Series 2010-1, 6.63% 2/1/35	4,420	4,549
Series 2010-3:
6.725% 4/1/35	5,880	6,086
7.35% 7/1/35	3,010	3,227
Series 2011:
5.365% 3/1/17	195	202
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 5,145	$ 5,502
5.877% 3/1/19	13,395	14,632
Series 2013:
1.84% 12/1/16	4,160	4,164
3.6% 12/1/19	3,585	3,606
TOTAL MUNICIPAL SECURITIES (Cost $132,684)		123,650
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $6,955)	6,991	7,087
Bank Notes - 0.8%

Bank of America NA 5.3% 3/15/17	3,698	3,887
Barclays Bank PLC 2.5% 2/20/19	3,600	3,633
Discover Bank:
(Delaware) 3.2% 8/9/21	8,981	8,829
3.1% 6/4/20	8,842	8,823
8.7% 11/18/19	1,409	1,684
KeyBank NA 6.95% 2/1/28	1,344	1,716
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,288
Regions Bank 7.5% 5/15/18	18,321	20,780
TOTAL BANK NOTES (Cost $54,700)		56,640
Fixed-Income Funds - 23.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,905,902	1,190,488
Fidelity Specialized High Income Central Fund (h)	4,074,628	413,534
TOTAL FIXED-INCOME FUNDS (Cost $1,577,761)		1,604,022
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	$ 12,313
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $418,729)	418,729,311	418,729
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $303,090)	$ 303,091	303,090
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $7,110,241)		7,082,323
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(256,689)
NET ASSETS - 100%		$ 6,825,634
TBA Sale Commitments
	Principal Amount (000s)
Freddie Mac
3% 9/1/45 (Proceeds $500)	$ (500)	(501)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (65)	$ (221)	$ (286)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(38)	(167)	(205)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(99)	(367)	(466)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(98)	(316)	(414)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(242)	27	(215)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(243)	72	(171)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(101)	(63)	(164)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(70)	(98)	(168)
TOTAL BUY PROTECTION						(956)	(1,133)	(2,089)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Sep. 2034	Merrill Lynch International	4.60%	232	(22)	0	(22)
TOTAL SELL PROTECTION						(28)	0	(28)
TOTAL CREDIT DEFAULT SWAPS						$ (984)	$ (1,133)	$ (2,117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $42,428,000.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,186,000 or 5.5% of net assets.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,036,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Values shown as $0 may reflect amounts less than $500.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$303,090,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 303,090
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Mortgage Backed Securities Central Fund	27,261
Fidelity Specialized High Income Central Fund	21,215
Total	$ 48,744
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 27,261	$ -	$ 1,190,488	23.3%
Fidelity Specialized High Income Central Fund	356,070	81,265	-	413,534	55.1%
Total	$ 1,512,233	$ 108,526	$ -	$ 1,604,022
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,458,438	$ -	$ 2,458,438	$ -
U.S. Government and Government Agency Obligations	1,553,591	-	1,553,591	-
U.S. Government Agency - Mortgage Securities	41,656	-	41,656	-
Asset-Backed Securities	61,756	-	58,600	3,156
Collateralized Mortgage Obligations	17,991	-	17,991	-
Commercial Mortgage Securities	423,360	-	423,300	60
Municipal Securities	123,650	-	123,650	-
Foreign Government and Government Agency Obligations	7,087	-	7,087	-
Bank Notes	56,640	-	56,640	-
Fixed-Income Funds	1,604,022	1,604,022	-	-
Preferred Securities	12,313	-	12,313	-
Money Market Funds	418,729	418,729	-	-
Cash Equivalents	303,090	-	303,090	-
Total Investments in Securities:	$ 7,082,323	$ 2,022,751	$ 5,056,356	$ 3,216
Derivative Instruments:
Liabilities
Swaps	$ (984)	$ -	$ (984)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (501)	$ -	$ (501)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (984)
Total Value of Derivatives	$ -	$ (984)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $295,983 and repurchase agreements of $303,090) - See accompanying schedule: Unaffiliated issuers (cost $5,113,751)	$ 5,059,572
Fidelity Central Funds (cost $1,996,490)	2,022,751
Total Investments (cost $7,110,241)		$ 7,082,323
Receivable for investments sold
Regular delivery		7,529
Delayed delivery		13
Receivable for TBA sale commitments		500
Receivable for fund shares sold		8,090
Interest receivable		41,834
Distributions receivable from Fidelity Central Funds		28
Other receivables		138
Total assets		7,140,455

Liabilities
Payable to custodian bank	$ 19
TBA sale commitments, at value	501
Payable for fund shares redeemed	6,037
Distributions payable	1,412
Bi-lateral OTC swaps, at value	984
Accrued management fee	1,765
Distribution and service plan fees payable	46
Other affiliated payables	826
Other payables and accrued expenses	140
Collateral on securities loaned, at value	303,091
Total liabilities		314,821

Net Assets		$ 6,825,634
Net Assets consist of:
Paid in capital		$ 7,005,816
Distributions in excess of net investment income		1,730
Accumulated undistributed net realized gain (loss) on investments		(151,876)
Net unrealized appreciation (depreciation) on investments		(30,036)
Net Assets		$ 6,825,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,170 ÷ 10,096.4 shares)	$ 7.74

Maximum offering price per share (100/96.00 of $7.74)	$ 8.06
Class T:
Net Asset Value and redemption price per share ($21,275 ÷ 2,746.5 shares)	$ 7.75

Maximum offering price per share (100/96.00 of $7.75)	$ 8.07
Class B:
Net Asset Value and offering price per share ($1,809 ÷ 233.4 shares)A	$ 7.75

Class C:
Net Asset Value and offering price per share ($28,083 ÷ 3,622.6 shares)A	$ 7.75

Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,206,541 ÷ 801,052.3 shares)	$ 7.75

Class I:
Net Asset Value, offering price and redemption price per share ($489,756 ÷ 63,141.9 shares)	$ 7.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 808
Interest		163,727
Income from Fidelity Central Funds		48,744
Total income		213,279

Expenses
Management fee	$ 19,842
Transfer agent fees	6,715
Distribution and service plan fees	596
Fund wide operations fee	2,497
Independent trustees' compensation	27
Miscellaneous	9
Total expenses before reductions	29,686
Expense reductions	(8)	29,678
Net investment income (loss)		183,601
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,106
Swaps	(1,337)
Total net realized gain (loss)		36,769
Change in net unrealized appreciation (depreciation) on: Investment securities	(214,179)
Swaps	1,489
Delayed delivery commitments	137
Total change in net unrealized appreciation (depreciation)		(212,553)
Net gain (loss)		(175,784)
Net increase (decrease) in net assets resulting from operations		$ 7,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,601	$ 166,956
Net realized gain (loss)	36,769	9,198
Change in net unrealized appreciation (depreciation)	(212,553)	196,953
Net increase (decrease) in net assets resulting from operations	7,817	373,107
Distributions to shareholders from net investment income	(172,192)	(151,816)
Share transactions - net increase (decrease)	918,360	(116,184)
Total increase (decrease) in net assets	753,985	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $1,730 and distributions in excess of net investment income of $2,352, respectively)	$ 6,825,634	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss) C	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$ 7.74	$ 7.93	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 70	$ 82	$ 110	$ 101
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss)C	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsD, F
Expenses before reductions	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 27	$ 41	$ 39	$ 38
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 36	$ 29	$ 44	$ 31
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Income from Investment Operations
Net investment income (loss)B	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.204)	.270	(.339)	.304	.192
Total from investment operations	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.98	$ 7.67
Total ReturnA	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 6,207	$ 5,520	$ 5,395	$ 4,876	$ 4,670
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)B	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.204)	.280	(.348)	.315	.184
Total from investment operations	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$ 7.76	$ 7.95	$ 7.65	$ 7.99	$ 7.67
Total ReturnA	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 490	$ 417	$ 416	$ 100	$ 91
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

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Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

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Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 125,206
Gross unrealized depreciation	(197,763)
Net unrealized appreciation (depreciation) on securities	$ (72,557)

Tax cost	$ 7,154,880

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (95,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ (74,565)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$ (95,628)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 172,192	$ 151,816

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3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
SwapsA	$ (1,337)	$ 1,489

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,474,121 and $573,693, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 198	$ 5
Class T	-%	.25%	60	-*
Class B	.65%	.25%	20	14
Class C	.75%	.25%	318	53
			$ 596	$ 72

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	2
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets
Class A	$ 133.17
Class T	48.20
Class B	5.25
Class C	55.17
Investment Grade Bond	5,815.10
Class I	659.15
	$ 6,715

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

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8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $474.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 1,892	$ 1,637
Class T	567	644
Class B	36	50
Class C	518	454
Investment Grade Bond	157,505	138,727
Class I	11,674	10,304
Total	$ 172,192	$ 151,816

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	3,788	1,684	$ 29,943	$ 13,133
Reinvestment of distributions	227	187	1,793	1,460
Shares redeemed	(2,751)	(3,732)	(21,720)	(28,970)
Net increase (decrease)	1,264	(1,861)	$ 10,016	$ (14,377)
Class T
Shares sold	480	772	$ 3,799	$ 6,030
Reinvestment of distributions	69	74	544	579
Shares redeemed	(1,167)	(2,868)	(9,201)	(22,191)
Net increase (decrease)	(618)	(2,022)	$ (4,858)	$ (15,582)
Class B
Shares sold	13	14	$ 100	$ 110
Reinvestment of distributions	3	4	28	35
Shares redeemed	(109)	(280)	(863)	(2,172)
Net increase (decrease)	(93)	(262)	$ (735)	$ (2,027)
Class C
Shares sold	1,046	1,766	$ 8,293	$ 13,817
Reinvestment of distributions	55	48	436	379
Shares redeemed	(1,973)	(1,062)	(15,576)	(8,249)
Net increase (decrease)	(872)	752	$ (6,847)	$ 5,947
Investment Grade Bond
Shares sold	224,972	143,925	$ 1,777,537	$ 1,122,581
Reinvestment of distributions	18,120	16,369	143,231	127,825
Shares redeemed	(137,307)	(170,627)	(1,084,234)	(1,326,177)
Net increase (decrease)	105,785	(10,333)	$ 836,534	$ (75,771)
Class I
Shares sold	22,871	10,034	$ 181,045	$ 78,572
Reinvestment of distributions	1,292	1,171	10,222	9,154
Shares redeemed	(13,483)	(13,088)	(107,017)	(102,100)
Net increase (decrease)	10,680	(1,883)	$ 84,250	$ (14,374)

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 7.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $118,960,830 of distributions paid during the period January 1, 2015, to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	635,111,514.23	13.946
Against	3,646,262,856.21	80.065
Abstain	143,714,806.83	3.155
Broker Non-Votes	129,065,875.41	2.834
TOTAL	4,554,155,052.68	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-UANN-1015
1.784724.113

Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	0.28%	3.49%	4.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Portfolio Manager Jeff Moore: For the year, the fund's share classes (excluding sales charges, if applicable) struggled compared with the benchmark Barclays® U.S. Aggregate Bond Index. So-called risk assets - meaning more-volatile securities with heightened credit risk - tended to lag amid challenging market conditions for investment-grade bonds. Corporate bonds, in which the fund was overweighted, were caught up in this trend. In this group, bond selection in the energy sector especially hampered results. The energy bonds we tended to own were a bit longer in maturity and lower in quality than the typical energy bond in the benchmark. This positioning proved detrimental, given that bonds with the opposite characteristics tended to fare better. We did benefit, however, from our investments in corporate bonds issued by financial institutions, especially banks, which have risen along with investors' confidence in the industry. Elsewhere, the fund was hurt by our underweighting in agency mortgage bonds - which did surprisingly well - and U.S. Treasuries, which similarly outpaced the Barclays index for the period. The fund also was hurt by a few positions in government-related bonds, especially those connected to emerging markets - a hard-hit group this period, due to concerns about the global economy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.76%
Actual		$ 1,000.00	$ 981.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 981.70	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.49%
Actual		$ 1,000.00	$ 978.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 978.20	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 983.40	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class I	.49%
Actual		$ 1,000.00	$ 983.20	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 41.7%	U.S. Government and U.S. Government Agency Obligations 41.7%
AAA 1.4%	AAA 1.7%
AA 1.8%	AA 2.7%
A 9.9%	A 8.8%
BBB 24.4%	BBB 27.3%
BB and Below 13.4%	BB and Below 12.1%
Not Rated 1.1%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 6.3%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.7	7.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.4	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 40.8%		Corporate Bonds 40.8%
	U.S. Government and U.S. Government Agency Obligations 41.7%		U.S. Government and U.S. Government Agency Obligations 41.7%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 1.8%
	CMOs and Other Mortgage Related Securities 6.5%		CMOs and Other Mortgage Related Securities 7.5%
	Municipal Bonds 1.8%		Municipal Bonds 2.1%
	Other Investments 2.0%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 6.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	8.7%	** Foreign investments	8.5%

* Futures and Swaps	(1.1)%	** Futures and Swaps	(1.0)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$ 5,025	$ 5,096
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,605	1,619
3% 9/25/17	3,673	3,690
3.25% 5/15/18	2,630	2,645
3.5% 7/10/19	5,942	5,988
4.25% 5/15/23	2,950	2,899
4.375% 9/25/21	11,530	11,634
4.75% 8/15/17	2,790	2,893
		36,464
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,447	4,560
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	15,500	15,578
Media - 2.0%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,132
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (d)	7,996	7,954
4.908% 7/23/25 (d)	10,079	10,010
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,036
Discovery Communications LLC 3.25% 4/1/23	954	888
Time Warner Cable, Inc.:
4% 9/1/21	27,833	27,981
5.5% 9/1/41	3,321	2,991
5.875% 11/15/40	7,141	6,738
6.55% 5/1/37	8,170	8,205
6.75% 7/1/18	5,587	6,189
7.3% 7/1/38	8,218	8,700
8.25% 4/1/19	10,913	12,747
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,566
6.2% 3/15/40	5,000	5,576
Viacom, Inc. 4.25% 9/1/23	13,340	12,681
		138,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Family Tree Escrow LLC 5.25% 3/1/20 (d)	$ 15,000	$ 15,713
TOTAL CONSUMER DISCRETIONARY		210,709
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Constellation Brands, Inc.:
3.75% 5/1/21	13,390	13,507
3.875% 11/15/19	351	360
4.75% 11/15/24	8,249	8,435
6% 5/1/22	13,370	14,740
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,045
		41,087
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
3.3% 11/18/21	4,181	4,137
3.8% 11/18/24	3,194	3,120
		7,257
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	2,478	2,460
Tobacco - 1.1%
Altria Group, Inc.:
4.75% 5/5/21	6,000	6,467
9.25% 8/6/19	1,776	2,199
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,960
3.25% 6/12/20	2,433	2,464
3.25% 11/1/22	14,892	14,481
4% 6/12/22	2,039	2,093
4.45% 6/12/25	9,911	10,173
4.75% 11/1/42	4,468	4,138
5.7% 8/15/35	1,694	1,794
5.85% 8/15/45	7,062	7,631
6.15% 9/15/43	2,440	2,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 7,156	$ 7,742
7.25% 6/15/37	9,654	11,609
		76,422
TOTAL CONSUMER STAPLES		127,226
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	4,397
5.35% 3/15/20 (d)	4,973	4,832
5.85% 5/21/43 (d)(g)	9,697	7,418
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,233
		19,880
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.:
5.75% 3/15/23	9,470	7,060
6.125% 2/15/21	54,690	42,351
6.625% 8/15/20	28,495	22,725
7.25% 12/15/18	14,500	12,253
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (d)	1,237	1,234
3.3% 6/1/20 (d)	6,073	6,058
4.5% 6/1/25 (d)	1,849	1,762
5.8% 6/1/45 (d)	2,321	2,222
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,041
2.7% 4/1/19	1,510	1,328
3.875% 3/15/23	6,765	5,530
5.6% 4/1/44	5,868	4,776
El Paso Corp. 6.5% 9/15/20	16,220	17,897
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	5,030	4,897
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	1,789	1,682
3.9% 5/15/24 (d)	1,887	1,657
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,745
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.:
3.05% 12/1/19	$ 25,208	$ 24,791
4.3% 6/1/25	12,912	11,901
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,740
MPLX LP 4% 2/15/25	949	876
Nakilat, Inc. 6.067% 12/31/33 (d)	2,634	3,009
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	4,486
7.25% 3/17/44	69,211	55,715
Petroleos Mexicanos:
4.875% 1/18/24	4,376	4,363
5.5% 6/27/44	38,697	33,483
6.375% 1/23/45	13,790	13,442
6.5% 6/2/41	34,664	34,664
Phillips 66 Co. 4.3% 4/1/22	4,638	4,840
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	752
Southwestern Energy Co.:
3.3% 1/23/18	2,442	2,435
4.05% 1/23/20	4,431	4,387
4.95% 1/23/25	27,840	25,549
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,298
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,077
4.6% 6/15/21	1,124	1,170
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,520
4.55% 6/24/24	19,170	16,968
Western Gas Partners LP 5.375% 6/1/21	6,966	7,380
Williams Partners LP:
4.125% 11/15/20	1,029	1,046
4.3% 3/4/24	4,326	4,051
		409,161
TOTAL ENERGY		429,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 16.4%
Banks - 8.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	$ 6,150	$ 6,135
4% 4/14/19 (d)	6,280	5,997
5.75% 9/26/23 (d)	5,628	5,290
Bank of America Corp.:
3.3% 1/11/23	26,509	26,101
3.875% 3/22/17	3,343	3,456
3.95% 4/21/25	24,889	24,066
4% 1/22/25	50,434	49,297
4.1% 7/24/23	3,096	3,194
4.25% 10/22/26	6,065	5,963
5.65% 5/1/18	3,745	4,075
5.75% 12/1/17	9,833	10,637
5.875% 1/5/21	2,580	2,937
Barclays PLC 2.75% 11/8/19	5,118	5,102
Capital One NA 2.95% 7/23/21	8,151	7,936
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,201
4.05% 7/30/22	2,865	2,932
4.4% 6/10/25	6,752	6,788
4.5% 1/14/22	6,932	7,423
5.3% 5/6/44	11,751	12,342
5.5% 9/13/25	2,420	2,628
6.125% 5/15/18	3,326	3,671
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,809
Credit Suisse AG 6% 2/15/18	8,864	9,646
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25 (d)	21,098	20,411
Credit Suisse New York Branch 1.7% 4/27/18	65,523	65,115
Discover Bank:
4.2% 8/8/23	4,147	4,194
7% 4/15/20	6,703	7,724
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,182
8.25% 3/1/38	2,385	3,376
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,372
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,115
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC: - continued
5.25% 3/14/44	$ 2,255	$ 2,298
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,900
ING Bank NV 5.8% 9/25/23 (d)	2,826	3,056
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,677
2.35% 1/28/19	2,547	2,556
3.25% 9/23/22	25,741	25,528
3.875% 9/10/24	15,129	14,886
4.125% 12/15/26	18,426	18,283
4.25% 10/15/20	2,763	2,959
4.35% 8/15/21	18,417	19,660
4.625% 5/10/21	2,717	2,943
4.95% 3/25/20	11,055	12,116
Rabobank Nederland 4.375% 8/4/25	10,398	10,426
Regions Bank 6.45% 6/26/37	9,230	10,810
Regions Financial Corp. 2% 5/15/18	6,934	6,897
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	27,664	27,894
6% 12/19/23	25,238	26,923
6.1% 6/10/23	8,465	9,081
6.125% 12/15/22	28,328	30,515
Societe Generale 4.25% 4/14/25 (d)	17,200	16,419
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,512
		585,454
Capital Markets - 2.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,345
Deutsche Bank AG 4.5% 4/1/25	12,526	12,112
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,281
2.625% 1/31/19	13,825	13,965
2.9% 7/19/18	9,276	9,483
5.25% 7/27/21	5,652	6,283
5.75% 1/24/22	7,392	8,402
5.95% 1/18/18	4,817	5,255
6.75% 10/1/37	15,413	18,337
Lazard Group LLC:
4.25% 11/14/20	4,700	4,943
6.85% 6/15/17	607	657
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
2.375% 7/23/19	$ 12,012	$ 12,002
3.7% 10/23/24	10,321	10,301
3.75% 2/25/23	8,227	8,332
3.875% 4/29/24	9,504	9,645
4.875% 11/1/22	19,366	20,489
5% 11/24/25	12,124	12,749
5.75% 1/25/21	10,138	11,486
6.625% 4/1/18	7,981	8,894
		192,961
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,866	4,743
3.95% 11/6/24	4,069	3,914
5.2% 4/27/22	4,096	4,320
Hyundai Capital America 2.125% 10/2/17 (d)	1,850	1,855
Synchrony Financial:
1.875% 8/15/17	1,427	1,421
3% 8/15/19	2,095	2,098
3.75% 8/15/21	3,164	3,138
4.25% 8/15/24	3,185	3,133
		24,622
Diversified Financial Services - 0.1%
MSCI, Inc. 5.25% 11/15/24 (d)	10,000	10,175
Insurance - 1.2%
AIA Group Ltd. 2.25% 3/11/19 (d)	1,290	1,284
Aon Corp. 5% 9/30/20	2,135	2,350
Five Corners Funding Trust 4.419% 11/15/23 (d)	5,900	6,111
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,606
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,489
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	5,273	5,720
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,220
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	4,862	4,409
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,297
Pacific LifeCorp:
5.125% 1/30/43 (d)	8,278	8,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp: - continued
6% 2/10/20 (d)	$ 422	$ 475
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,051
5.375% 5/15/45 (g)	6,834	6,759
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,023
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	1,736	1,746
4.125% 11/1/24 (d)	2,517	2,541
Unum Group 5.625% 9/15/20	4,155	4,649
		80,216
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,253
4.6% 4/1/22	1,475	1,530
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,806
AvalonBay Communities, Inc. 3.625% 10/1/20	2,721	2,827
Camden Property Trust:
2.95% 12/15/22	2,605	2,501
4.25% 1/15/24	4,889	5,054
Corporate Office Properties LP 5% 7/1/25	3,165	3,089
DDR Corp.:
3.625% 2/1/25	2,957	2,779
4.625% 7/15/22	9,008	9,366
4.75% 4/15/18	4,483	4,738
7.5% 4/1/17	2,623	2,842
Duke Realty LP:
3.625% 4/15/23	3,352	3,289
3.875% 10/15/22	9,433	9,511
4.375% 6/15/22	2,822	2,920
5.5% 3/1/16	5,038	5,138
5.95% 2/15/17	141	150
Equity One, Inc.:
3.75% 11/15/22	12,000	11,953
6% 9/15/17	3,423	3,694
6.25% 1/15/17	2,422	2,564
ERP Operating LP 4.625% 12/15/21	7,320	7,907
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 3.2% 6/15/21	$ 3,528	$ 3,476
HRPT Properties Trust 6.65% 1/15/18	2,600	2,794
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,072
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,964	1,929
4.95% 4/1/24	1,915	1,971
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,356
5% 12/15/23	1,073	1,131
Weingarten Realty Investors 3.375% 10/15/22	990	969
WP Carey, Inc.:
4% 2/1/25	7,432	7,184
4.6% 4/1/24	11,566	11,668
		121,041
Real Estate Management & Development - 1.5%
BioMed Realty LP:
2.625% 5/1/19	3,275	3,270
6.125% 4/15/20	1,872	2,107
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,356
4.1% 10/1/24	6,040	6,009
4.95% 4/15/18	4,806	5,104
5.7% 5/1/17	2,243	2,372
CBRE Group, Inc. 4.875% 3/1/26	17,030	16,792
Digital Realty Trust LP 3.95% 7/1/22	4,449	4,454
Essex Portfolio LP 3.875% 5/1/24	4,176	4,178
Liberty Property LP:
3.375% 6/15/23	3,567	3,433
4.125% 6/15/22	2,421	2,475
6.625% 10/1/17	3,709	4,060
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,595
3.15% 5/15/23	7,757	6,885
4.5% 4/18/22	1,473	1,468
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,227
6.05% 9/1/16	4,436	4,629
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 4,213	$ 4,116
3.875% 12/1/23	2,574	2,555
6.125% 6/1/20	4,725	5,372
Ventas Realty LP 4.125% 1/15/26	2,168	2,146
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,110
		104,773
TOTAL FINANCIALS		1,119,242
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	6,774
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,855
4.75% 5/1/23	300	304
5.875% 3/15/22	355	386
6.5% 2/15/20	4,514	4,988
WellPoint, Inc. 3.3% 1/15/23	9,384	9,089
		26,396
Pharmaceuticals - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,374
Perrigo Finance PLC 3.5% 12/15/21	1,504	1,467
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,734
Zoetis, Inc. 3.25% 2/1/23	2,627	2,491
		12,066
TOTAL HEALTH CARE		38,462
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	820	887
6.795% 2/2/20	86	91
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,568	1,662
8.36% 1/20/19	4,357	4,668
		7,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	$ 2,260	$ 2,260
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,029
3.75% 2/1/22	6,348	6,344
3.875% 4/1/21	5,850	5,909
4.25% 9/15/24	5,062	5,005
		20,287
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,372
TOTAL INDUSTRIALS		33,227
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Autodesk, Inc. 3.125% 6/15/20	12,553	12,568
MATERIALS - 1.9%
Chemicals - 0.1%
The Dow Chemical Co. 4.125% 11/15/21	4,654	4,846
Metals & Mining - 1.8%
Alcoa, Inc.:
5.125% 10/1/24	20,085	19,683
5.4% 4/15/21	9,855	10,132
Anglo American Capital PLC:
3.625% 5/14/20 (d)	6,478	6,159
4.125% 4/15/21 (d)	6,319	5,889
4.875% 5/14/25 (d)	18,378	16,575
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,405
4.1% 5/1/23	62,150	54,907
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,119
Freeport-McMoRan, Inc. 3.875% 3/15/23	3,347	2,560
		124,429
TOTAL MATERIALS		129,275
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc. 5.55% 8/15/41	$ 27,220	$ 27,274
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	541
6% 4/1/17	1,320	1,376
6.15% 9/15/19	3,260	3,415
Embarq Corp.:
7.082% 6/1/16	4,231	4,373
7.995% 6/1/36	11,427	12,084
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,225
4.5% 9/15/20	60,362	64,924
5.012% 8/21/54	47,470	43,302
6.1% 4/15/18	6,019	6,627
6.55% 9/15/43	40,272	47,552
		227,962
UTILITIES - 1.9%
Electric Utilities - 1.2%
American Transmission Systems, Inc. 5% 9/1/44 (d)	1,110	1,134
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,443	9,590
6.4% 9/15/20 (d)	11,231	12,859
Entergy Corp. 4% 7/15/22	6,700	6,749
FirstEnergy Corp.:
4.25% 3/15/23	9,775	9,794
7.375% 11/15/31	13,700	16,489
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,880
IPALCO Enterprises, Inc. 3.45% 7/15/20 (d)	10,770	10,582
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,336
		82,413
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,894	3,054
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,557
		4,611
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.5818% 9/30/66 (g)	12,726	11,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (g)	$ 3,654	$ 3,257
NiSource Finance Corp.:
5.45% 9/15/20	1,461	1,634
5.95% 6/15/41	4,935	5,718
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,040
6% 9/1/21	6,916	7,905
6.5% 12/15/20	2,216	2,601
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	3,466
		43,702
TOTAL UTILITIES		130,726
TOTAL NONCONVERTIBLE BONDS (Cost $2,502,203)		2,458,438
U.S. Treasury Obligations - 22.8%

U.S. Treasury Bonds:
2.5% 2/15/45	70,150	63,531
3% 5/15/45	324,459	326,757
U.S. Treasury Notes:
0.625% 12/31/16 (f)	635,830	636,373
1.625% 7/31/20 (c)	525,180	526,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,546,237)		1,553,591
U.S. Government Agency - Mortgage Securities - 0.6%

Fannie Mae - 0.3%
2.302% 6/1/36 (g)	117	125
2.424% 2/1/35 (g)	1,799	1,926
2.5% 4/1/27 to 3/1/43	2,208	2,244
2.546% 7/1/37 (g)	188	201
3% 10/1/42 to 1/1/43	2,857	2,879
3.5% 7/1/20 to 7/1/43	8,044	8,362
4% 8/1/32 to 8/1/42	4,219	4,511
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/23 to 4/1/39	$ 1,141	$ 1,287
6% 3/1/22	43	47
TOTAL FANNIE MAE		21,582
Freddie Mac - 0.2%
3% 5/1/45 to 7/1/45	1,701	1,706
3.155% 10/1/35 (g)	112	118
4% 6/1/33	1,572	1,685
4.5% 7/1/25 to 3/1/44	2,812	3,042
5% 1/1/41 to 7/1/41	2,687	2,970
5.5% 11/1/33 to 8/1/38	265	297
6% 7/1/37 to 8/1/37	703	801
6.5% 9/1/39	791	907
TOTAL FREDDIE MAC		11,526
Ginnie Mae - 0.1%
3% 3/20/45	1,860	1,887
3.5% 3/15/42 to 4/20/45	2,403	2,510
4% 11/20/40 to 11/20/41	1,483	1,583
4.5% 5/20/41	918	999
5% 4/15/40	1,399	1,569
TOTAL GINNIE MAE		8,548
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $41,195)		41,656
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (g)	421	378
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (g)	130	124
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (d)(g)	4,891	2,152
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (g)	31	29
Series 2004-R2 Class M3, 1.0244% 4/25/34 (g)	57	42
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (g)	$ 30	$ 28
Series 2004-W7 Class M1, 1.0244% 5/25/34 (g)	808	777
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (g)	734	262
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (g)	1,140	752
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (g)	16	15
Series 2004-3 Class M4, 1.6544% 4/25/34 (g)	44	40
Series 2004-4 Class M2, 0.9944% 6/25/34 (g)	66	60
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (g)	231	216
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (g)	6	6
Fremont Home Loan Trust Series 2005-A Class M4, 1.2194% 1/25/35 (g)	220	142
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (d)(g)	957	894
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (d)(g)	488	470
Class B, 0.4776% 11/15/34 (d)(g)	177	164
Class C, 0.5776% 11/15/34 (d)(g)	293	258
Class D, 0.9476% 11/15/34 (d)(g)	140	116
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	5,185	5,160
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	184	5
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (g)	125	118
Series 2003-3 Class M1, 1.4894% 8/25/33 (g)	288	278
Series 2003-5 Class A2, 0.8905% 12/25/33 (g)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (g)	913	609
Invitation Homes Trust Series 2015-SFR3 Class E, 3.933% 8/17/32 (d)(g)	3,002	2,975
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (g)	234	233
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (g)	88	88
Series 2006-A Class 2C, 1.432% 3/27/42 (g)	1,605	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (g)	$ 214	$ 3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (g)	54	45
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (g)	164	150
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (g)	147	146
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (g)	906	875
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (g)	36	34
Series 2004-NC6 Class M3, 2.3744% 7/25/34 (g)	366	329
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (g)	404	362
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (g)	183	173
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (g)	143	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (g)	903	803
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (g)	337	319
Class M4, 2.3744% 9/25/34 (g)	433	200
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (g)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (g)	434	421
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (g)	34	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (g)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (d)(g)	1,761	1,004
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	1,237	1,232
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	2,596	2,584
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	5,235	5,218
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	4,931	4,912
Series 2014-NP11 Class A1, 3.875% 4/25/55 (d)	6,893	6,891
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (d)	18,802	18,776
TOTAL ASSET-BACKED SECURITIES (Cost $60,440)		61,756
Collateralized Mortgage Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 0.8847% 5/27/37 (d)(g)	$ 9,700	$ 9,197
Class AA1, 0.4378% 5/27/37 (d)(g)	6,253	5,785
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (g)	290	288
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (g)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (g)	650	549
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (g)	239	221
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (g)	470	423
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (g)	644	609
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (d)(g)	219	198
Class B6, 3.0385% 6/10/35 (d)(g)	290	267
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (g)	15	14
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (g)	103	102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,359)		17,991
Commercial Mortgage Securities - 6.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (e)(g)	329	4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,327	4,405
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,201
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	71
Series 2007-2 Class A4, 5.6126% 4/10/49 (g)	4,000	4,165
Series 2007-3 Class A4, 5.5746% 6/10/49 (g)	2,131	2,231
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (d)(g)	26	24
Series 2005-3A:
Class A2, 0.5994% 11/25/35 (d)(g)	201	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A: - continued
Class M1, 0.6394% 11/25/35 (d)(g)	$ 54	$ 46
Class M2, 0.6894% 11/25/35 (d)(g)	41	33
Class M3, 0.7094% 11/25/35 (d)(g)	36	28
Class M4, 0.7994% 11/25/35 (d)(g)	45	35
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (d)(g)	499	444
Class B1, 1.5994% 1/25/36 (d)(g)	26	17
Class M1, 0.6494% 1/25/36 (d)(g)	161	130
Class M2, 0.6694% 1/25/36 (d)(g)	61	47
Class M3, 0.6994% 1/25/36 (d)(g)	88	67
Class M4, 0.8094% 1/25/36 (d)(g)	49	36
Class M5, 0.8494% 1/25/36 (d)(g)	49	36
Class M6, 0.8994% 1/25/36 (d)(g)	52	37
Series 2006-1:
Class A2, 0.5594% 4/25/36 (d)(g)	99	86
Class M1, 0.5794% 4/25/36 (d)(g)	60	49
Class M2, 0.5994% 4/25/36 (d)(g)	63	51
Class M3, 0.6194% 4/25/36 (d)(g)	54	43
Class M4, 0.7194% 4/25/36 (d)(g)	31	25
Class M5, 0.7594% 4/25/36 (d)(g)	30	21
Class M6, 0.8394% 4/25/36 (d)(g)	60	42
Series 2006-2A:
Class M1, 0.5094% 7/25/36 (d)(g)	87	67
Class M2, 0.5294% 7/25/36 (d)(g)	62	46
Class M3, 0.5494% 7/25/36 (d)(g)	51	36
Class M4, 0.6194% 7/25/36 (d)(g)	58	41
Class M5, 0.6694% 7/25/36 (d)(g)	42	28
Series 2006-3A Class M4, 0.6294% 10/25/36 (d)(g)	26	3
Series 2006-4A:
Class A2, 0.4694% 12/25/36 (d)(g)	1,491	1,265
Class M1, 0.4894% 12/25/36 (d)(g)	120	92
Class M2, 0.5094% 12/25/36 (d)(g)	80	52
Class M3, 0.5394% 12/25/36 (d)(g)	81	45
Series 2007-1 Class A2, 0.4694% 3/25/37 (d)(g)	313	262
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (d)(g)	900	768
Class A2, 0.5194% 7/25/37 (d)(g)	843	694
Class M1, 0.5694% 7/25/37 (d)(g)	288	220
Class M2, 0.6094% 7/25/37 (d)(g)	188	132
Class M3, 0.6894% 7/25/37 (d)(g)	144	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4894% 7/25/37 (d)(g)	$ 306	$ 249
Class M1, 0.5094% 7/25/37 (d)(g)	162	126
Class M2, 0.5394% 7/25/37 (d)(g)	173	124
Class M3, 0.5694% 7/25/37 (d)(g)	279	123
Class M4, 0.6994% 7/25/37 (d)(g)	440	129
Class M5, 0.7994% 7/25/37 (d)(g)	206	40
Series 2007-4A Class M1, 1.1494% 9/25/37 (d)(g)	142	27
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-T22 Class A4, 5.5924% 4/12/38 (g)	96	97
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (d)(e)(g)	63,160	66
Series 2007-T28 Class X2, 0.1359% 9/11/42 (d)(e)(g)	39,337	4
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (d)(g)	193	183
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (d)(g)	2,535	2,530
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	2,170	2,230
Series 2007-CD4 Class A3, 5.293% 12/11/49	100	100
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,188
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0476% 4/15/17 (d)(g)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6993% 6/15/39 (g)	9,720	10,188
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,046
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (d)(e)(g)	2	0
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	13,903
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	17,392	18,148
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (g)	3,027	3,072
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,245	2,327
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,300	1,297
Class DFX, 4.4065% 11/5/30 (d)	11,967	11,994
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (d)(g)	$ 103	$ 101
Class F, 0.5276% 11/15/18 (d)(g)	227	218
Class G, 0.5576% 11/15/18 (d)(g)	198	189
Class H, 0.6976% 11/15/18 (d)(g)	190	181
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,326	4,459
Series 2007-CB18 Class A4, 5.44% 6/12/47	12,550	13,061
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (g)	97,451	102,604
Series 2007-CB19:
Class B, 5.695% 2/12/49 (g)	93	24
Class C, 5.695% 2/12/49 (g)	245	16
Class D, 5.695% 2/12/49 (g)	257	9
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	63	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (g)	3,699	3,914
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	343	345
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(g)	953	941
Series 2007-C1 Class A4, 5.8347% 6/12/50 (g)	4,145	4,326
Series 2008-C1 Class A4, 5.69% 2/12/51	1,691	1,802
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	2,594	2,677
Class ASB, 5.133% 12/12/49 (g)	64	64
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	27,977
Series 2007-7 Class A4, 5.7429% 6/12/50 (g)	4,798	5,079
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	342
Series 2007-8 Class A3, 5.8811% 8/12/49 (g)	944	1,005
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (d)(g)	227	227
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (d)(g)	401	400
Class E, 0.4355% 10/15/20 (d)(g)	528	525
Class F, 0.4855% 10/15/20 (d)(g)	397	395
Class G, 0.5255% 10/15/20 (d)(g)	491	488
Class H, 0.6155% 10/15/20 (d)(g)	309	300
Class J, 0.7655% 10/15/20 (d)(g)	179	165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer Series 2007-IQ15 Class A4, 5.9077% 6/11/49 (g)	$ 19,965	$ 21,157
Series 2007-IQ14 Class A4, 5.692% 4/15/49	19,062	19,982
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	57
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (d)(g)	314	298
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	32,144
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	32,898
Series 2007-C32 Class A3, 5.7146% 6/15/49 (g)	16,199	17,043
Series 2007-C33 Class A4, 5.9507% 2/15/51 (g)	30,429	31,799
Series 2005-C22 Class B, 5.3736% 12/15/44 (g)	2,428	2,416
Series 2007-C31 Class C, 5.6711% 4/15/47 (g)	4,515	4,385
Series 2007-C31A Class A2, 5.421% 4/15/47	272	273
Series 2007-C32:
Class D, 5.7146% 6/15/49 (g)	823	609
Class E, 5.7146% 6/15/49 (g)	1,297	785
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $436,963)		423,360
Municipal Securities - 1.8%

Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,510	1,534
Series 2012 B, 5.432% 1/1/42	5,580	4,496
6.314% 1/1/44	29,170	25,386
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,515	3,613
4.95% 6/1/23	6,540	6,649
5.1% 6/1/33	40,020	37,133
Series 2010 5, 6.2% 7/1/21	2,620	2,871
Series 2010-1, 6.63% 2/1/35	4,420	4,549
Series 2010-3:
6.725% 4/1/35	5,880	6,086
7.35% 7/1/35	3,010	3,227
Series 2011:
5.365% 3/1/17	195	202
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011: - continued
5.665% 3/1/18	$ 5,145	$ 5,502
5.877% 3/1/19	13,395	14,632
Series 2013:
1.84% 12/1/16	4,160	4,164
3.6% 12/1/19	3,585	3,606
TOTAL MUNICIPAL SECURITIES (Cost $132,684)		123,650
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $6,955)	6,991	7,087
Bank Notes - 0.8%

Bank of America NA 5.3% 3/15/17	3,698	3,887
Barclays Bank PLC 2.5% 2/20/19	3,600	3,633
Discover Bank:
(Delaware) 3.2% 8/9/21	8,981	8,829
3.1% 6/4/20	8,842	8,823
8.7% 11/18/19	1,409	1,684
KeyBank NA 6.95% 2/1/28	1,344	1,716
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,288
Regions Bank 7.5% 5/15/18	18,321	20,780
TOTAL BANK NOTES (Cost $54,700)		56,640
Fixed-Income Funds - 23.5%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,905,902	1,190,488
Fidelity Specialized High Income Central Fund (h)	4,074,628	413,534
TOTAL FIXED-INCOME FUNDS (Cost $1,577,761)		1,604,022
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	$ 10,602	$ 12,313
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $418,729)	418,729,311	418,729
Cash Equivalents - 4.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $303,090)	$ 303,091	303,090
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $7,110,241)		7,082,323
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(256,689)
NET ASSETS - 100%		$ 6,825,634
TBA Sale Commitments
	Principal Amount (000s)
Freddie Mac
3% 9/1/45 (Proceeds $500)	$ (500)	(501)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (65)	$ (221)	$ (286)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(38)	(167)	(205)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(99)	(367)	(466)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(98)	(316)	(414)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(242)	27	(215)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(243)	72	(171)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,500	(101)	(63)	(164)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(70)	(98)	(168)
TOTAL BUY PROTECTION						(956)	(1,133)	(2,089)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Sep. 2034	Merrill Lynch International	4.60%	232	(22)	0	(22)
TOTAL SELL PROTECTION						(28)	0	(28)
TOTAL CREDIT DEFAULT SWAPS						$ (984)	$ (1,133)	$ (2,117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

For the period, the average monthly notional amount for swaps in the aggregate was $42,428,000.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,186,000 or 5.5% of net assets.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,036,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Values shown as $0 may reflect amounts less than $500.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$303,090,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 303,090
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Mortgage Backed Securities Central Fund	27,261
Fidelity Specialized High Income Central Fund	21,215
Total	$ 48,744
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,156,163	$ 27,261	$ -	$ 1,190,488	23.3%
Fidelity Specialized High Income Central Fund	356,070	81,265	-	413,534	55.1%
Total	$ 1,512,233	$ 108,526	$ -	$ 1,604,022
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,458,438	$ -	$ 2,458,438	$ -
U.S. Government and Government Agency Obligations	1,553,591	-	1,553,591	-
U.S. Government Agency - Mortgage Securities	41,656	-	41,656	-
Asset-Backed Securities	61,756	-	58,600	3,156
Collateralized Mortgage Obligations	17,991	-	17,991	-
Commercial Mortgage Securities	423,360	-	423,300	60
Municipal Securities	123,650	-	123,650	-
Foreign Government and Government Agency Obligations	7,087	-	7,087	-
Bank Notes	56,640	-	56,640	-
Fixed-Income Funds	1,604,022	1,604,022	-	-
Preferred Securities	12,313	-	12,313	-
Money Market Funds	418,729	418,729	-	-
Cash Equivalents	303,090	-	303,090	-
Total Investments in Securities:	$ 7,082,323	$ 2,022,751	$ 5,056,356	$ 3,216
Derivative Instruments:
Liabilities
Swaps	$ (984)	$ -	$ (984)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (501)	$ -	$ (501)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (984)
Total Value of Derivatives	$ -	$ (984)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $295,983 and repurchase agreements of $303,090) - See accompanying schedule: Unaffiliated issuers (cost $5,113,751)	$ 5,059,572
Fidelity Central Funds (cost $1,996,490)	2,022,751
Total Investments (cost $7,110,241)		$ 7,082,323
Receivable for investments sold
Regular delivery		7,529
Delayed delivery		13
Receivable for TBA sale commitments		500
Receivable for fund shares sold		8,090
Interest receivable		41,834
Distributions receivable from Fidelity Central Funds		28
Other receivables		138
Total assets		7,140,455

Liabilities
Payable to custodian bank	$ 19
TBA sale commitments, at value	501
Payable for fund shares redeemed	6,037
Distributions payable	1,412
Bi-lateral OTC swaps, at value	984
Accrued management fee	1,765
Distribution and service plan fees payable	46
Other affiliated payables	826
Other payables and accrued expenses	140
Collateral on securities loaned, at value	303,091
Total liabilities		314,821

Net Assets		$ 6,825,634
Net Assets consist of:
Paid in capital		$ 7,005,816
Distributions in excess of net investment income		1,730
Accumulated undistributed net realized gain (loss) on investments		(151,876)
Net unrealized appreciation (depreciation) on investments		(30,036)
Net Assets		$ 6,825,634

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($78,170 ÷ 10,096.4 shares)	$ 7.74

Maximum offering price per share (100/96.00 of $7.74)	$ 8.06
Class T:
Net Asset Value and redemption price per share ($21,275 ÷ 2,746.5 shares)	$ 7.75

Maximum offering price per share (100/96.00 of $7.75)	$ 8.07
Class B:
Net Asset Value and offering price per share ($1,809 ÷ 233.4 shares)A	$ 7.75

Class C:
Net Asset Value and offering price per share ($28,083 ÷ 3,622.6 shares)A	$ 7.75

Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,206,541 ÷ 801,052.3 shares)	$ 7.75

Class I:
Net Asset Value, offering price and redemption price per share ($489,756 ÷ 63,141.9 shares)	$ 7.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 808
Interest		163,727
Income from Fidelity Central Funds		48,744
Total income		213,279

Expenses
Management fee	$ 19,842
Transfer agent fees	6,715
Distribution and service plan fees	596
Fund wide operations fee	2,497
Independent trustees' compensation	27
Miscellaneous	9
Total expenses before reductions	29,686
Expense reductions	(8)	29,678
Net investment income (loss)		183,601
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,106
Swaps	(1,337)
Total net realized gain (loss)		36,769
Change in net unrealized appreciation (depreciation) on: Investment securities	(214,179)
Swaps	1,489
Delayed delivery commitments	137
Total change in net unrealized appreciation (depreciation)		(212,553)
Net gain (loss)		(175,784)
Net increase (decrease) in net assets resulting from operations		$ 7,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,601	$ 166,956
Net realized gain (loss)	36,769	9,198
Change in net unrealized appreciation (depreciation)	(212,553)	196,953
Net increase (decrease) in net assets resulting from operations	7,817	373,107
Distributions to shareholders from net investment income	(172,192)	(151,816)
Share transactions - net increase (decrease)	918,360	(116,184)
Total increase (decrease) in net assets	753,985	105,107

Net Assets
Beginning of period	6,071,649	5,966,542
End of period (including undistributed net investment income of $1,730 and distributions in excess of net investment income of $2,352, respectively)	$ 6,825,634	$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss) C	.203	.197	.152	.207	.220
Net realized and unrealized gain (loss)	(.204)	.270	(.350)	.315	.183
Total from investment operations	(.001)	.467	(.198)	.522	.403
Distributions from net investment income	(.189)	(.177)	(.142)	(.202)	(.213)
Net asset value, end of period	$ 7.74	$ 7.93	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.04)%	6.17%	(2.52)%	6.91%	5.49%
Ratios to Average Net AssetsD, F
Expenses before reductions	.77%	.78%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.78%	.78%
Expenses net of all reductions	.77%	.78%	.77%	.78%	.78%
Net investment income (loss)	2.57%	2.52%	1.91%	2.66%	2.94%
Supplemental Data
Net assets, end of period (in millions)	$ 78	$ 70	$ 82	$ 110	$ 101
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Income from Investment Operations
Net investment income (loss)C	.201	.196	.150	.205	.218
Net realized and unrealized gain (loss)	(.205)	.280	(.349)	.314	.182
Total from investment operations	(.004)	.476	(.199)	.519	.400
Distributions from net investment income	(.186)	(.176)	(.141)	(.199)	(.210)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.64	$ 7.98	$ 7.66
Total ReturnA, B	(.07)%	6.29%	(2.54)%	6.88%	5.46%
Ratios to Average Net AssetsD, F
Expenses before reductions	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.80%	.79%	.79%	.81%	.81%
Net investment income (loss)	2.54%	2.51%	1.90%	2.63%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 27	$ 41	$ 39	$ 38
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.146	.140	.094	.151	.165
Net realized and unrealized gain (loss)	(.205)	.270	(.350)	.314	.182
Total from investment operations	(.059)	.410	(.256)	.465	.347
Distributions from net investment income	(.131)	(.120)	(.084)	(.145)	(.157)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.76)%	5.40%	(3.22)%	6.14%	4.71%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.51%
Net investment income (loss)	1.84%	1.80%	1.18%	1.94%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 7	$ 8
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)C	.143	.139	.092	.149	.164
Net realized and unrealized gain (loss)	(.204)	.270	(.349)	.315	.182
Total from investment operations	(.061)	.409	(.257)	.464	.346
Distributions from net investment income	(.129)	(.119)	(.083)	(.144)	(.156)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.99	$ 7.67
Total ReturnA, B	(.79)%	5.38%	(3.24)%	6.11%	4.70%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.52%	1.51%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.52%	1.51%	1.52%	1.52%	1.53%
Net investment income (loss)	1.81%	1.78%	1.16%	1.92%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 36	$ 29	$ 44	$ 31
Portfolio turnover rateE	182%	218%	307%	276%	275%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Income from Investment Operations
Net investment income (loss)B	.228	.222	.177	.233	.245
Net realized and unrealized gain (loss)	(.204)	.270	(.339)	.304	.192
Total from investment operations	.024	.492	(.162)	.537	.437
Distributions from net investment income	(.214)	(.202)	(.168)	(.227)	(.237)
Net asset value, end of period	$ 7.75	$ 7.94	$ 7.65	$ 7.98	$ 7.67
Total ReturnA	.28%	6.51%	(2.08)%	7.12%	5.97%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89%	2.85%	2.23%	2.99%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$ 6,207	$ 5,520	$ 5,395	$ 4,876	$ 4,670
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Income from Investment Operations
Net investment income (loss)B	.224	.218	.171	.229	.240
Net realized and unrealized gain (loss)	(.204)	.280	(.348)	.315	.184
Total from investment operations	.020	.498	(.177)	.544	.424
Distributions from net investment income	(.210)	(.198)	(.163)	(.224)	(.234)
Net asset value, end of period	$ 7.76	$ 7.95	$ 7.65	$ 7.99	$ 7.67
Total ReturnA	.23%	6.58%	(2.26)%	7.20%	5.79%
Ratios to Average Net AssetsC, E
Expenses before reductions	.50%	.51%	.52%	.50%	.48%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.50%	.48%
Expenses net of all reductions	.50%	.51%	.52%	.50%	.48%
Net investment income (loss)	2.84%	2.79%	2.17%	2.94%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 490	$ 417	$ 416	$ 100	$ 91
Portfolio turnover rateD	182%	218%	307%	276%	275%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 125,206
Gross unrealized depreciation	(197,763)
Net unrealized appreciation (depreciation) on securities	$ (72,557)

Tax cost	$ 7,154,880

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (95,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ (74,565)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(27,696)
Total capital loss carryforward	$ (95,628)

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 172,192	$ 151,816

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
SwapsA	$ (1,337)	$ 1,489

A A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,474,121 and $573,693, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 198	$ 5
Class T	-%	.25%	60	-*
Class B	.65%	.25%	20	14
Class C	.75%	.25%	318	53
			$ 596	$ 72

* In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	2
Class B*	2
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets
Class A	$ 133.17
Class T	48.20
Class B	5.25
Class C	55.17
Investment Grade Bond	5,815.10
Class I	659.15
	$ 6,715

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Annual Report

8. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $474.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 1,892	$ 1,637
Class T	567	644
Class B	36	50
Class C	518	454
Investment Grade Bond	157,505	138,727
Class I	11,674	10,304
Total	$ 172,192	$ 151,816

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	3,788	1,684	$ 29,943	$ 13,133
Reinvestment of distributions	227	187	1,793	1,460
Shares redeemed	(2,751)	(3,732)	(21,720)	(28,970)
Net increase (decrease)	1,264	(1,861)	$ 10,016	$ (14,377)
Class T
Shares sold	480	772	$ 3,799	$ 6,030
Reinvestment of distributions	69	74	544	579
Shares redeemed	(1,167)	(2,868)	(9,201)	(22,191)
Net increase (decrease)	(618)	(2,022)	$ (4,858)	$ (15,582)
Class B
Shares sold	13	14	$ 100	$ 110
Reinvestment of distributions	3	4	28	35
Shares redeemed	(109)	(280)	(863)	(2,172)
Net increase (decrease)	(93)	(262)	$ (735)	$ (2,027)
Class C
Shares sold	1,046	1,766	$ 8,293	$ 13,817
Reinvestment of distributions	55	48	436	379
Shares redeemed	(1,973)	(1,062)	(15,576)	(8,249)
Net increase (decrease)	(872)	752	$ (6,847)	$ 5,947
Investment Grade Bond
Shares sold	224,972	143,925	$ 1,777,537	$ 1,122,581
Reinvestment of distributions	18,120	16,369	143,231	127,825
Shares redeemed	(137,307)	(170,627)	(1,084,234)	(1,326,177)
Net increase (decrease)	105,785	(10,333)	$ 836,534	$ (75,771)
Class I
Shares sold	22,871	10,034	$ 181,045	$ 78,572
Reinvestment of distributions	1,292	1,171	10,222	9,154
Shares redeemed	(13,483)	(13,088)	(107,017)	(102,100)
Net increase (decrease)	10,680	(1,883)	$ 84,250	$ (14,374)

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 7.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $118,960,830 of distributions paid during the period January 1, 2015, to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	635,111,514.23	13.946
Against	3,646,262,856.21	80.065
Abstain	143,714,806.83	3.155
Broker Non-Votes	129,065,875.41	2.834
TOTAL	4,554,155,052.68	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management (U.K.)
Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-UANN-1015
1.784722.113
Contents Shareholder Expense Example Investment Summary (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Summary (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Series Short-Term Credit

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 27, 2015 to August 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value August 31, 2015	Expenses Paid During Period
Actual	.46%	$ 1,000.00	$ 999.50	$ 1.99 C
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period March 27, 2015 to August 31, 2015).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations 11.6%
AAA 21.7%
AA 4.2%
A 26.7%
BBB 32.2%
BB and Below 2.6%
Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015

Years	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015

Years	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *
Corporate Bonds 63.2%
U.S. Government and U.S. Government Agency Obligations 11.6%
Asset-Backed Securities 13.1%
CMOs and Other Mortgage Related Securities 10.4%
Other Investments 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	15.5%

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 2.8%
American Honda Finance Corp.:
0.95% 5/5/17	$ 715,000	$ 712,385
1.125% 10/7/16	272,000	272,646
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	395,000	395,567
1.375% 8/1/17 (b)	358,000	355,299
1.45% 8/1/16 (b)	311,000	311,869
1.65% 3/2/18 (b)	179,000	177,747
1.65% 5/18/18 (b)	500,000	494,987
General Motors Financial Co., Inc. 2.4% 4/10/18	799,000	789,487
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	358,000	356,848
1.65% 5/22/18 (b)	500,000	495,932
Volkswagen International Finance NV 2.125% 11/20/18 (b)	500,000	500,561
		4,863,328
Media - 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	200,000	199,376
COX Communications, Inc. 6.25% 6/1/18 (b)	89,000	97,799
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	858,000	863,618
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	1,000,000	991,941
Thomson Reuters Corp. 0.875% 5/23/16	95,000	94,919
Time Warner Cable, Inc. 5.85% 5/1/17	675,000	716,047
Time Warner, Inc. 6.875% 6/15/18	500,000	565,479
Viacom, Inc. 2.2% 4/1/19	179,000	174,001
Walt Disney Co. 1.1% 12/1/17	174,000	173,306
		3,876,486
TOTAL CONSUMER DISCRETIONARY		8,739,814
CONSUMER STAPLES - 4.6%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (b)	99,000	98,655
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	476,000	482,645
		581,300
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.7%
CVS Health Corp.:
1.9% 7/20/18	$ 171,000	$ 171,497
2.25% 12/5/18	500,000	504,590
2.25% 8/12/19	500,000	502,361
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	46,000	46,050
		1,224,498
Food Products - 2.0%
General Mills, Inc.:
0.875% 1/29/16	173,000	173,113
1.4% 10/20/17	447,000	445,530
5.7% 2/15/17	500,000	530,869
H.J. Heinz Co. 1.6% 6/30/17 (b)	350,000	349,689
The J.M. Smucker Co. 1.75% 3/15/18 (b)	1,116,000	1,114,486
Tyson Foods, Inc. 2.65% 8/15/19	679,000	677,497
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	121,000	121,119
		3,412,303
Tobacco - 1.6%
BAT International Finance PLC:
1.85% 6/15/18 (b)	500,000	499,613
2.75% 6/15/20 (b)	500,000	506,874
Philip Morris International, Inc. 1.25% 8/11/17	322,000	321,533
Reynolds American, Inc.:
1.05% 10/30/15	222,000	222,089
2.3% 6/12/18	578,000	581,511
3.25% 6/12/20	235,000	237,956
6.75% 6/15/17	294,000	318,069
		2,687,645
TOTAL CONSUMER STAPLES		7,905,746
ENERGY - 5.1%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	102,000	101,288
Noble Holding International Ltd. 4% 3/16/18	12,000	11,850
Petrofac Ltd. 3.4% 10/10/18 (b)	322,000	319,107
		432,245
Oil, Gas & Consumable Fuels - 4.9%
BG Energy Capital PLC 2.875% 10/15/16 (b)	241,000	244,626
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 1,195,000	$ 1,180,999
2.248% 11/1/16	236,000	238,853
2.521% 1/15/20	500,000	503,918
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	72,969
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	237,000	236,360
ConocoPhillips Co. 1.5% 5/15/18	1,370,000	1,362,695
Enbridge, Inc.:
0.7338% 6/2/17 (c)	317,000	313,558
0.9337% 10/1/16 (c)	447,000	445,538
Enterprise Products Operating LP:
1.65% 5/7/18	74,000	73,396
2.55% 10/15/19	35,000	34,841
Marathon Petroleum Corp. 3.5% 3/1/16	304,000	307,689
Petro-Canada 6.05% 5/15/18	179,000	197,268
Petrobras Global Finance BV:
2% 5/20/16	358,000	352,283
3.25% 3/17/17	268,000	256,771
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	206,000	205,891
Petroleos Mexicanos 3.125% 1/23/19	30,000	29,925
Phillips 66 Co. 2.95% 5/1/17	116,000	118,536
Schlumberger Investment SA 1.25% 8/1/17 (b)	268,000	265,890
Shell International Finance BV 2.125% 5/11/20	266,000	264,113
Southwestern Energy Co. 3.3% 1/23/18	69,000	68,789
Spectra Energy Partners, LP 2.95% 6/15/16	56,000	56,575
Total Capital International SA 1% 1/10/17	537,000	536,579
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (c)	716,000	715,905
1.875% 1/12/18	358,000	359,119
		8,443,086
TOTAL ENERGY		8,875,331
FINANCIALS - 30.5%
Banks - 14.5%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	208,000	207,480
Bank of America Corp.:
2% 1/11/18	191,000	190,963
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 4,350,000	$ 4,380,141
Bank of Montreal 1.4% 4/10/18	700,000	692,341
Bank of Nova Scotia 1.375% 12/18/17	191,000	189,907
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	393,000	393,127
1.45% 9/8/17 (b)	250,000	248,325
1.55% 9/9/16 (b)	205,000	206,044
1.7% 3/5/18 (b)	358,000	355,403
Barclays Bank PLC 5% 9/22/16	358,000	372,040
Barclays PLC 2% 3/16/18	850,000	845,069
BNP Paribas 2.375% 9/14/17	370,000	374,416
Capital One Bank NA 1.3% 6/5/17	268,000	265,455
Capital One NA 2.35% 8/17/18	500,000	498,542
Citigroup, Inc.:
1.2551% 7/25/16 (c)	358,000	358,856
1.3% 11/15/16	314,000	313,703
1.55% 8/14/17	895,000	892,072
1.7% 4/27/18	500,000	495,561
1.8% 2/5/18	351,000	349,366
1.85% 11/24/17	179,000	178,903
2.15% 7/30/18	300,000	299,735
2.4% 2/18/20	241,000	238,509
2.5% 9/26/18	300,000	302,820
2.5% 7/29/19	175,000	174,825
Citizens Bank NA:
1.6% 12/4/17	358,000	356,801
2.45% 12/4/19	270,000	266,646
Commonwealth Bank of Australia 1.125% 3/13/17	384,000	383,548
Credit Suisse New York Branch:
0.8216% 5/26/17 (c)	358,000	355,895
1.375% 5/26/17	895,000	893,466
1.7% 4/27/18	350,000	347,819
1.75% 1/29/18	358,000	356,978
Discover Bank:
2% 2/21/18	447,000	442,659
2.6% 11/13/18	500,000	500,571
Fifth Third Bancorp 4.5% 6/1/18	223,000	236,904
Fifth Third Bank 2.15% 8/20/18	228,000	228,453
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC U.S.A., Inc.:
1.5% 11/13/17	$ 179,000	$ 178,261
1.7% 3/5/18	216,000	214,808
Intesa Sanpaolo SpA 2.375% 1/13/17	447,000	447,977
JPMorgan Chase & Co. 2% 8/15/17	358,000	360,360
La Caisse Centrale 1.75% 1/29/18 (b)	268,000	268,915
Lloyds Bank PLC 1.75% 3/16/18	268,000	266,584
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	268,000	266,438
Mizuho Bank Ltd.:
0.7308% 9/25/17 (b)(c)	358,000	356,737
1.55% 10/17/17 (b)	587,000	584,195
MUFG Americas Holdings Corp. 1.625% 2/9/18	51,000	50,839
Regions Financial Corp. 2% 5/15/18	496,000	493,333
Royal Bank of Canada 2.2% 7/27/18	179,000	180,751
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (c)	393,000	392,847
2.55% 9/18/15	1,398,000	1,398,790
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	447,000	445,820
1.75% 1/16/18	358,000	356,690
SunTrust Banks, Inc. 3.5% 1/20/17	259,000	265,505
Wells Fargo & Co. 2.15% 1/15/19	1,000,000	1,002,038
Westpac Banking Corp. 2% 8/14/17	402,000	406,572
		25,130,803
Capital Markets - 6.9%
Deutsche Bank AG London Branch 1.4% 2/13/17	895,000	891,654
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	624,508
2.375% 1/22/18	1,893,000	1,911,661
2.55% 10/23/19	180,000	180,338
2.625% 1/31/19	268,000	270,708
JPMorgan Chase & Co. 1.7% 3/1/18	3,179,000	3,160,292
Lazard Group LLC 6.85% 6/15/17	5,000	5,412
Morgan Stanley:
1.875% 1/5/18	2,179,000	2,178,937
5.45% 1/9/17	608,000	639,597
UBS AG Stamford Branch:
0.9808% 3/26/18 (c)	1,000,000	999,456
1.375% 6/1/17	500,000	497,625
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
1.375% 8/14/17	$ 352,000	$ 350,835
1.8% 3/26/18	256,000	255,100
		11,966,123
Consumer Finance - 4.8%
American Express Credit Corp.:
1.125% 6/5/17	447,000	443,670
2.8% 9/19/16	173,000	175,943
Discover Financial Services 6.45% 6/12/17	563,000	608,924
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	355,651
2.145% 1/9/18	1,858,000	1,850,713
2.24% 6/15/18	701,000	697,346
3% 6/12/17	528,000	537,075
General Electric Capital Corp. 2.3% 1/14/19	1,750,000	1,768,085
Hyundai Capital America:
1.45% 2/6/17 (b)	250,000	249,436
2% 3/19/18 (b)	179,000	178,029
2.125% 10/2/17 (b)	265,000	265,757
2.875% 8/9/18 (b)	127,000	129,561
John Deere Capital Corp.:
1.3% 3/12/18	1,000,000	993,622
1.6% 7/13/18	65,000	64,853
Synchrony Financial 1.875% 8/15/17	42,000	41,821
		8,360,486
Diversified Financial Services - 0.5%
AIG Global Funding 1.65% 12/15/17 (b)	268,000	267,600
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	238,000	239,560
Berkshire Hathaway, Inc. 1.55% 2/9/18	198,000	198,289
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	116,000	116,602
		822,051
Insurance - 2.5%
American International Group, Inc.:
2.3% 7/16/19	432,000	430,713
5.85% 1/16/18	221,000	241,417
Aon Corp.:
3.125% 5/27/16	223,000	226,569
5% 9/30/20	100,000	110,091
Assurant, Inc. 2.5% 3/15/18	600,000	605,808
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	$ 210,000	$ 213,196
MetLife, Inc.:
1.756% 12/15/17 (c)	83,000	83,411
1.903% 12/15/17 (c)	36,000	36,175
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	716,000	716,667
1.5% 1/10/18 (b)	458,000	455,549
Pricoa Global Funding I 1.15% 11/25/16 (b)	196,000	196,491
Principal Life Global Funding II 2.2% 4/8/20 (b)	430,000	428,015
Prudential Financial, Inc. 2.3% 8/15/18	565,000	571,034
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	51,000	51,301
		4,366,437
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc. 3.7% 11/15/18	500,000	522,302
DDR Corp. 9.625% 3/15/16	59,000	61,576
ERP Operating LP 2.375% 7/1/19	114,000	114,188
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,083
4.7% 9/15/17	500,000	527,390
Select Income REIT 2.85% 2/1/18	86,000	86,278
		1,372,817
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 6% 4/1/16	300,000	307,515
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,428
Ventas Realty LP:
1.25% 4/17/17	88,000	87,328
1.55% 9/26/16	51,000	51,093
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,355
Washington Prime Group LP 3.85% 4/1/20 (b)	259,000	262,701
		970,420
TOTAL FINANCIALS		52,989,137
HEALTH CARE - 4.4%
Biotechnology - 0.7%
Amgen, Inc.:
1.25% 5/22/17	356,000	355,025
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
2.2% 5/22/19	$ 750,000	$ 744,057
Celgene Corp. 2.125% 8/15/18	168,000	168,029
		1,267,111
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	246,000	245,828
Medtronic, Inc. 1.5% 3/15/18 (b)	296,000	295,161
Zimmer Biomet Holdings, Inc. 2% 4/1/18	340,000	338,171
		879,160
Health Care Providers & Services - 0.6%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	50,915
Express Scripts Holding Co. 1.25% 6/2/17	445,000	442,718
UnitedHealth Group, Inc. 1.9% 7/16/18	326,000	326,844
WellPoint, Inc. 1.875% 1/15/18	115,000	114,428
		934,905
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	55,000	54,691
Pharmaceuticals - 2.6%
AbbVie, Inc.:
1.2% 11/6/15	393,000	393,329
1.75% 11/6/17	333,000	332,714
1.8% 5/14/18	962,000	955,337
2.5% 5/14/20	273,000	269,778
Actavis Funding SCS:
1.3679% 3/12/18 (c)	447,000	447,768
2.35% 3/12/18	858,000	857,256
3% 3/12/20	149,000	148,309
Bayer U.S. Finance LLC 1.5% 10/6/17 (b)	372,000	372,965
Mylan, Inc. 1.35% 11/29/16	65,000	64,419
Zoetis, Inc.:
1.15% 2/1/16	175,000	174,926
1.875% 2/1/18	531,000	527,606
		4,544,407
TOTAL HEALTH CARE		7,680,274
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	177,000	175,152
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	$ 88,000	$ 87,120
2.625% 9/4/18	180,000	179,541
		266,661
TOTAL INDUSTRIALS		441,813
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	304,000	303,684
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,197
6.55% 10/1/17	604,000	662,787
		1,006,668
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	202,835
3.65% 8/22/18	388,000	403,283
		606,118
TOTAL INFORMATION TECHNOLOGY		1,612,786
MATERIALS - 1.5%
Chemicals - 1.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	1,120,000	1,113,846
Ecolab, Inc.:
1.45% 12/8/17	106,000	104,740
1.55% 1/12/18	858,000	849,637
		2,068,223
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(c)	210,000	209,988
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	110,670
Rio Tinto Finance (U.S.A.) PLC 1.1233% 6/17/16 (c)	179,000	179,206
		499,864
TOTAL MATERIALS		2,568,087
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.:
1.4% 12/1/17	$ 1,196,000	$ 1,183,487
2.375% 11/27/18	500,000	502,772
2.45% 6/30/20	186,000	184,245
2.95% 5/15/16	214,000	216,697
BellSouth Corp. 4.821% 4/26/16 (b)(c)	500,000	511,841
British Telecommunications PLC:
1.25% 2/14/17	500,000	498,643
1.625% 6/28/16	330,000	331,400
2.35% 2/14/19	886,000	882,766
CenturyLink, Inc. 5.15% 6/15/17	196,000	200,900
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	216,000	218,698
5.75% 3/23/16	358,000	367,366
Verizon Communications, Inc.:
1.35% 6/9/17	1,278,000	1,273,829
2% 11/1/16	488,000	491,682
2.5% 9/15/16	671,000	680,574
3.65% 9/14/18	500,000	524,131
		8,069,031
Wireless Telecommunication Services - 1.1%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (c)	214,000	214,955
2.375% 9/8/16	274,000	276,877
Vodafone Group PLC:
1.5% 2/19/18	1,179,000	1,162,694
1.625% 3/20/17	258,000	257,739
		1,912,265
TOTAL TELECOMMUNICATION SERVICES		9,981,296
UTILITIES - 5.1%
Electric Utilities - 3.3%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	273,115
Duke Energy Corp.:
0.6636% 4/3/17 (c)	320,000	319,219
1.625% 8/15/17	457,000	458,106
2.1% 6/15/18	1,000,000	1,015,662
Eversource Energy 1.45% 5/1/18	52,000	51,322
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.:
1.55% 6/9/17	$ 35,000	$ 34,914
2.85% 6/15/20	51,000	50,887
FirstEnergy Corp. 2.75% 3/15/18	576,000	577,846
LG&E and KU Energy LLC 2.125% 11/15/15	417,000	418,088
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	341,000	339,109
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	343,929
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,016,435
TECO Finance, Inc. 0.8835% 4/10/18 (c)	400,000	400,387
Xcel Energy, Inc. 0.75% 5/9/16	393,000	392,572
		5,691,591
Gas Utilities - 0.6%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	999,378
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	264,000	259,954
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.4% 9/15/17	151,000	149,820
1.9% 6/15/18	283,000	281,487
1.95% 8/15/16	151,000	152,030
2.5% 12/1/19	229,000	229,533
2.5818% 9/30/66 (c)	239,000	208,103
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	468,000	465,342
Wisconsin Energy Corp. 1.65% 6/15/18	334,000	333,381
		1,819,696
TOTAL UTILITIES		8,770,619
TOTAL NONCONVERTIBLE BONDS (Cost $110,176,497)		109,564,903
U.S. Treasury Obligations - 8.2%

U.S. Treasury Notes:
0.875% 7/15/18	4,150,000	4,129,466
1% 5/15/18	7,263,000	7,260,249
1.375% 3/31/20	2,800,000	2,784,432
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,187,179)		14,174,147
U.S. Government Agency - Mortgage Securities - 2.5%
	Principal Amount	Value
Fannie Mae - 1.3%
2.159% 11/1/34 (c)	$ 32,725	$ 34,578
2.229% 10/1/35 (c)	69,553	73,608
2.231% 1/1/40 (c)	61,402	65,398
2.273% 3/1/40 (c)	34,501	36,844
2.288% 2/1/35 (c)	62,123	65,776
2.31% 12/1/39 (c)	15,860	16,978
2.36% 11/1/36 (c)	76,070	80,968
2.392% 5/1/35 (c)	54,103	57,631
2.393% 4/1/35 (c)	18,302	19,476
2.427% 12/1/34 (c)	29,079	31,128
2.439% 7/1/35 (c)	193,444	206,345
2.456% 3/1/40 (c)	49,748	53,038
2.463% 12/1/33 (c)	30,817	32,834
2.541% 10/1/41 (c)	84,396	90,344
2.557% 6/1/42 (c)	24,770	25,605
2.69% 2/1/42 (c)	133,421	138,008
2.695% 9/1/41 (c)	118,842	127,217
2.758% 1/1/42 (c)	124,361	129,288
2.787% 8/1/41 (c)	107,971	115,579
2.96% 11/1/40 (c)	16,199	16,972
2.982% 9/1/41 (c)	16,629	17,328
3.015% 8/1/41 (c)	23,017	24,518
3.239% 7/1/41 (c)	25,922	27,421
3.309% 10/1/41 (c)	15,566	16,366
3.554% 7/1/41 (c)	30,181	31,910
4.5% 6/1/19 to 7/1/20	41,266	42,997
5.5% 11/1/17 to 11/1/34	615,267	680,776
6.5% 1/1/16 to 6/1/16	232	235
7% 1/1/16 to 11/1/18	1,404	1,446
TOTAL FANNIE MAE		2,260,612
Freddie Mac - 1.1%
2.171% 11/1/35 (c)	45,803	48,546
2.394% 10/1/42 (c)	140,858	148,508
2.397% 8/1/36 (c)	22,527	23,994
2.41% 4/1/40 (c)	34,782	36,978
2.53% 4/1/40 (c)	34,845	37,303
2.972% 8/1/41 (c)	59,787	64,000
3% 8/1/21	161,482	167,431
3.146% 9/1/41 (c)	38,748	41,479
3.22% 9/1/41 (c)	17,974	18,812
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.235% 4/1/41 (c)	$ 17,488	$ 18,349
3.289% 6/1/41 (c)	19,065	20,141
3.444% 5/1/41 (c)	18,900	19,807
3.5% 8/1/26	465,021	491,523
3.62% 6/1/41 (c)	27,937	29,586
3.705% 5/1/41 (c)	24,314	25,766
4% 6/1/24 to 4/1/26	552,788	588,543
4.5% 8/1/18 to 11/1/18	126,119	130,999
8.5% 5/1/26 to 7/1/28	6,935	8,226
TOTAL FREDDIE MAC		1,919,991
Ginnie Mae - 0.1%
5.5% 6/15/35	56,159	63,703
7% 1/15/25 to 6/15/32	33,630	39,466
TOTAL GINNIE MAE		103,169
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,294,776)		4,283,772
Asset-Backed Securities - 13.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	46,956	45,448
Series 2005-1 Class M1, 0.9044% 4/25/35 (c)	14,969	13,450
Ally Auto Receivables Trust Series 2014-SN1 Class A3, 0.75% 2/21/17	236,000	235,144
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	118,000	118,628
Series 2012-5 Class A, 1.54% 9/15/19	499,000	499,586
Series 2014-3 Class A, 1.33% 3/15/19	854,000	854,238
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	449,406
Series 2015-3 Class A, 1.63% 5/15/20	350,000	349,049
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	350,000	350,743
Series 2014-4 Class A, 1.43% 6/15/20	447,000	447,825
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	76,623	76,612
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2013-5 Class A3, 0.9% 9/10/18	$ 266,468	$ 266,276
Series 2014-1 Class A3, 0.9% 2/8/19	185,000	184,349
Series 2014-2 Class A3, 0.94% 2/8/19	354,000	352,719
Series 2014-4 Class A3, 1.27% 7/8/19	90,000	89,183
Series 2015-2 Class A3, 1.27% 1/8/20	400,000	399,351
Series 2015-3 Class A3, 1.66% 3/9/20	500,000	500,853
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 0.9794% 3/25/34 (c)	14,781	13,703
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	447,000	446,218
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	268,000	267,796
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	268,000	268,654
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	268,000	267,905
Series 2014-3 Class A2, 1.18% 12/20/17	262,000	261,852
Series 2015-1 Class A2, 1.42% 6/20/18	263,000	262,889
Series 2015-2 Class A2, 1.39% 9/20/18	185,000	184,187
Carmax Auto Owner Trust Series 2014-4 Class A3, 1.25% 11/15/19	270,000	269,933
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	67,355	67,261
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	214,000	214,209
Series 2014-A1 Class A, 1.15% 1/15/19	268,000	268,016
Series 2015-A2, Class A, 1.59% 2/18/20	268,000	269,152
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	500,000	498,905
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	381,639	382,131
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	270,347	270,817
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	386,000	385,823
Series 2014-A4 Class A4, 1.23% 4/24/19	358,000	358,799
Series 2014-A8 Class A8, 1.73% 4/9/20	345,000	348,055
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4494% 3/25/32 (c)	1,524	1,363
Series 2004-2 Class 3A4, 0.6994% 7/25/34 (c)	11,176	9,860
Series 2004-4 Class M2, 0.9944% 6/25/34 (c)	2,354	2,142
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	179,000	178,880
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	200,000	199,241
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	$ 402,000	$ 402,545
Series 2014-A3 Class A3, 1.22% 10/15/19	358,000	358,794
Series 2014-A5 Class A, 1.39% 4/15/20	359,000	359,506
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	240,174	239,687
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	486,643	485,538
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	358,000	356,188
Fannie Mae Series 2004-T5:
Class AB1, 0.6675% 5/28/35 (c)	28,584	26,666
Class AB3, 0.9538% 5/28/35 (c)	12,075	11,195
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	442,000	441,056
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	984,000	984,530
Series 2014-4 Class A1, 1.4% 8/15/19	351,000	350,730
Series 2015-4 Class A1, 1.8% 8/15/20	370,000	370,889
Fremont Home Loan Trust Series 2004-D:
Class M4, 1.6244% 11/25/34 (c)	18,672	7,005
Class M5, 1.6994% 11/25/34 (c)	6,849	155
GE Equipment Transportation LLC Series 2014-1 Class A3, 0.97% 4/23/18	262,648	262,234
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	270,000	270,182
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	340,000	340,336
Series 2015-1 Class A3, 1.53% 9/20/18	297,000	298,689
Series 2015-2 Class A3, 1.89% 12/20/18	260,000	261,209
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	315,000	313,022
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (c)	10,331	9,958
Series 2003-5 Class A2, 0.8905% 12/25/33 (c)	7,906	7,393
Series 2004-1 Class M2, 1.8994% 6/25/34 (c)	9,441	8,632
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (c)	28,130	18,752
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (b)	330,000	330,024
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5476% 5/15/18 (b)(c)	300,000	299,399
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.612% 12/27/29 (c)	3,150	3,132
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	355,000	355,100
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Master Owner Trust Series 2015-AA Class A, 0.5073% 4/15/19 (b)(c)	$ 431,000	$ 430,668
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (c)	4,542	4,503
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (c)	18,558	17,928
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (c)	24,849	23,196
Series 2004-NC8 Class M6, 2.0744% 9/25/34 (c)	9,165	8,208
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	192,000	191,391
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	358,000	356,530
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (c)	81,619	80,938
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (c)	142,806	135,133
Class M4, 2.3744% 9/25/34 (c)	194,565	89,917
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (c)	33,532	29,538
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	47,387	47,390
Series 2014-4 Class B, 1.82% 5/15/19	164,000	164,873
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 1.2359% 6/15/33 (c)	113,743	110,277
Series 2004-B:
Class A2, 0.4859% 6/15/21 (c)	84,642	84,231
Class C, 1.1559% 9/15/33 (c)	138,885	133,362
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	350,000	349,469
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (c)	15,559	13,869
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.44% 6/17/19	500,000	500,515
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	289,000	288,932
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	237,000	236,181
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	222,000	221,228
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	281,000	282,025
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(c)	248,994	248,267
Asset-Backed Securities - continued
	Principal Amount	Value
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	$ 329,000	$ 328,054
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.51% 10/15/18	270,000	269,825
TOTAL ASSET-BACKED SECURITIES (Cost $22,777,807)		22,749,645
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(c)	125,260	129,036
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(c)	189,112	188,034
Class C2, 1.4028% 12/20/54 (b)(c)	136,000	134,341
Series 2006-2:
Class A4, 0.2828% 12/20/54 (c)	37,095	36,811
Class C1, 1.1428% 12/20/54 (c)	582,000	567,732
Series 2007-2 Class 3A1, 0.3776% 12/17/54 (c)	14,078	14,002
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (c)	46,636	46,536
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.687% 1/20/44 (c)	7,898	7,879
Class 1C, 2.737% 1/20/44 (c)	9,676	9,581
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (c)	155,037	154,477
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (c)	86,556	86,280
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (c)	14,523	13,071
TOTAL PRIVATE SPONSOR		1,387,780
U.S. Government Agency - 0.7%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6994% 9/25/23 (c)	12,934	12,985
floater planned amortization class Series 2005-90 Class FC, 0.4494% 10/25/35 (c)	80,931	81,156
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	128,767	136,497
planned amortization class Series 2012-94 Class E, 3% 6/25/22	83,144	85,599
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 30,185	$ 34,186
Series 2009-31 Class A, 4% 2/25/24	16,660	17,149
Series 2010-135 Class DE, 2.25% 4/25/24	75,198	76,384
Series 2011-16 Class FB, 0.3494% 3/25/31 (c)	186,889	187,331
target amortization Series 2008-29 Class BG 4.7% 12/25/35	25,086	25,964
Freddie Mac:
floater planned amortization class Series 3117 Class JF, 0.4976% 2/15/36 (c)	79,074	79,422
planned amortization class Series 3820 Class DA, 4% 11/15/35	101,126	106,819
Series 3949 Class MK, 4.5% 10/15/34	78,616	85,218
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater planned amortization class Series 2005-47 Class FX, 0.3528% 5/20/34 (c)	179,014	178,895
floater sequential payer:
Series 2010-120 Class FB 0.5028% 9/20/35 (c)	36,791	36,825
Series 2011-150 Class D, 3% 4/20/37	11,017	11,143
TOTAL U.S. GOVERNMENT AGENCY		1,155,573
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,554,751)		2,543,353
Commercial Mortgage Securities - 9.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (c)(d)	39,194	490
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	179,442	183,091
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	318,330	327,418
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(c)	232,000	229,968
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(c)	89,488	79,535
Class M1, 0.6494% 1/25/36 (b)(c)	28,146	22,803
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(c)	44,136	36,970
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-4A Class A2, 0.7494% 9/25/37 (b)(c)	$ 115,196	$ 81,418
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	891,614	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	301,717	311,033
Series 2006-PW14 Class A1A, 5.189% 12/11/38	112,546	116,902
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (c)	273,556	277,556
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (c)	230,818	235,571
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(c)	229,000	226,402
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	167,675	179,252
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(c)	458,076	457,362
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	103,305	106,270
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (c)	171,783	174,497
Series 2013-GC11 Class A1, 0.754% 4/10/46	83,872	83,348
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (c)	50,836	50,976
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (c)	428,904	429,343
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(c)	447,595	446,384
Series 2013-CR9 Class A1, 1.344% 7/10/45	57,006	56,938
COMM Mortgage Trust pass-thru certificates:
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (c)	320,819	329,219
Series 2006-C8 Class A1A, 5.292% 12/10/46	329,366	341,825
Series 2006-C7 Class A4, 5.7496% 6/10/46 (c)	66,442	67,560
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	35,407	35,305
CSMC Series 2015-TOWN Class A, 1.4373% 3/15/17 (b)(c)	500,000	498,101
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	430,000	426,767
Class B, 1.3873% 4/15/27 (b)(c)	215,000	213,846
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	91,120	91,702
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K707 Class A1, 1.615% 9/25/18	$ 208,552	$ 210,044
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	630,076	629,931
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.2753% 3/10/44 (c)	217,834	218,491
Series 2007-C1 Class A4, 5.543% 12/10/49	95,248	98,705
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (c)	175,870	177,355
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)	185,432	193,915
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (c)	210,377	213,514
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (c)	167,736	168,727
Class A4, 5.553% 4/10/38 (c)	190,219	190,443
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(c)	97,183	96,895
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	170,605	176,837
Class A4, 5.56% 11/10/39	421,339	434,132
Series 2011-GC5 Class A1, 1.468% 8/10/44	1,800	1,799
Series 2012-GC6 Class A1, 1.282% 1/10/45	8,883	8,889
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	87,942	87,414
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(c)	192,166	192,033
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (b)(c)	160,000	159,806
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(c)	268,000	267,398
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(c)	304,000	303,475
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	330,079	339,390
Series 2006-LDP8 Class A4, 5.399% 5/15/45	317,381	323,892
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (c)	363,445	372,176
Series 2013-C13 Class A1, 1.3029% 1/15/46	307,452	307,474
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	107,259	107,517
Series 2006-C6 Class A4, 5.372% 9/15/39	77,048	79,202
Series 2007-C1 Class A4, 5.424% 2/15/40	352,383	366,713
Series 2007-C7 Class A3, 5.866% 9/15/45	151,603	163,326
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	$ 272,602	$ 280,573
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	967,072	1,005,618
Series 2006-1 Class AM, 5.5154% 2/12/39 (c)	56,000	56,680
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	66,932	66,877
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	101,333	105,286
Series 2007-IQ14 Class A2, 5.61% 4/15/49	62,902	62,990
Series 2012-C4 Class A1, 1.085% 3/15/45	58,993	59,007
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	177,213	179,754
Series 2007-T27 Class A1A, 5.649% 6/11/42 (c)	293,672	310,933
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(c)	210,000	208,865
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	13,843	13,847
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	74,571	74,118
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	434,785	452,934
Class A4, 5.308% 11/15/48	164,064	169,168
Series 2007-C31 Class A4, 5.509% 4/15/47	54,606	55,704
Series 2006-C23:
Class A1A, 5.422% 1/15/45	444,583	448,542
Class A5, 5.416% 1/15/45 (c)	409,997	412,793
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	250,128	252,888
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	301,784	309,907
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	202,393	206,501
Series 2007-C31A Class A2, 5.421% 4/15/47	13,775	13,788
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	51,750	51,460
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(c)	198,700	197,587
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,180,538)		17,003,165
Supranational Obligations - 0.1%
	Principal Amount	Value
International Bank for Reconstruction & Development 1% 6/15/18 (Cost $150,769)	$ 151,000	$ 150,744
Bank Notes - 1.0%

Barclays Bank PLC 2.5% 2/20/19	316,000	318,932
Capital One Bank NA 1.2% 2/13/17	354,000	351,227
Capital One NA 1.65% 2/5/18	268,000	264,592
Manufacturers & Traders Trust Co. 1.4% 7/25/17	358,000	356,769
Marshall & Ilsley Bank 5% 1/17/17	15,000	15,655
Regions Financial Corp. 2.25% 9/14/18	500,000	499,763
TOTAL BANK NOTES (Cost $1,814,580)		1,806,938
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $634,653)	634,653	634,653
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $173,771,550)		172,911,320
NET OTHER ASSETS (LIABILITIES) - 0.3%		531,651
NET ASSETS - 100%		$ 173,442,971
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,184,618 or 16.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,409
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 109,564,903	$ -	$ 109,564,903	$ -
U.S. Government and Government Agency Obligations	14,174,147	-	14,174,147	-
U.S. Government Agency - Mortgage Securities	4,283,772	-	4,283,772	-
Asset-Backed Securities	22,749,645	-	22,742,485	7,160
Collateralized Mortgage Obligations	2,543,353	-	2,543,353	-
Commercial Mortgage Securities	17,003,165	-	17,003,165	-
Supranational Obligations	150,744	-	150,744	-
Bank Notes	1,806,938	-	1,806,938	-
Money Market Funds	634,653	634,653	-	-
Total Investments in Securities:	$ 172,911,320	$ 634,653	$ 172,269,507	$ 7,160
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.5%
United Kingdom	6.7%
Canada	2.0%
Japan	1.8%
Luxembourg	1.5%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $173,136,897)	$ 172,276,667
Fidelity Central Funds (cost $634,653)	634,653
Total Investments (cost $173,771,550)		$ 172,911,320
Cash		236
Receivable for investments sold		8,274,370
Receivable for fund shares sold		665
Interest receivable		750,520
Distributions receivable from Fidelity Central Funds		316
Total assets		181,937,427

Liabilities
Payable for fund shares redeemed	8,424,624
Accrued management fee	53,709
Other affiliated payables	16,123
Total liabilities		8,494,456

Net Assets		$ 173,442,971
Net Assets consist of:
Paid in capital		$ 174,303,568
Distributions in excess of net investment income		(1,710)
Accumulated undistributed net realized gain (loss) on investments		1,343
Net unrealized appreciation (depreciation) on investments		(860,230)
Net Assets, for 17,426,896 shares outstanding		$ 173,442,971
Net Asset Value, offering price and redemption price per share ($173,442,971 ÷ 17,426,896 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		For the period March 27, 2015 (commencement of operations) to August 31, 2015
Investment Income
Interest		$ 1,170,828
Income from Fidelity Central Funds		2,409
Total income		1,173,237

Expenses
Management fee	$ 266,700
Transfer agent fees	81,709
Independent trustees' compensation	272
Total expenses		348,681
Net investment income (loss)		824,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,600)
Change in net unrealized appreciation (depreciation) on investment securities		(860,230)
Net gain (loss)		(864,830)
Net increase (decrease) in net assets resulting from operations		$ (40,274)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 824,556
Net realized gain (loss)	(4,600)
Change in net unrealized appreciation (depreciation)	(860,230)
Net increase (decrease) in net assets resulting from operations	(40,274)
Distributions to shareholders from net investment income	(821,593)
Share transactions
Proceeds from sales of shares	203,956,582
Reinvestment of distributions	821,592
Cost of shares redeemed	(30,473,336)
Net increase (decrease) in net assets resulting from share transactions	174,304,838
Total increase (decrease) in net assets	173,442,971

Net Assets
Beginning of period	-
End of period (distributions in excess of net investment income of $1,710)	$ 173,442,971
Other Information Shares
Sold	20,400,361
Issued in reinvestment of distributions	82,336
Redeemed	(3,055,801)
Net increase (decrease)	17,426,896

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Series Short-Term Credit Fund

Year ended August 31,	2015 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.046
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	(.005)
Distributions from net investment income	(.045)
Net asset value, end of period	$ 9.95
Total ReturnB	(.05)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.46%A
Expenses net of fee waivers, if any	.46%A
Expenses net of all reductions	.46%A
Net investment income (loss)	1.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,443
Portfolio turnover rate F	77% C, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Amount not annualized.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 27, 2015 (commencement of operations) to August 31, 2015.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Advisor® Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 119,356
Gross unrealized depreciation	(962,512)
Net unrealized appreciation (depreciation) on securities	$ (843,156)

Tax Cost	$ 173,754,476

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$ (843,156)

The tax character of distributions paid was as follows:

August 31, 2015
Ordinary Income	$ 821,593

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Purchase and Sales of Investments.

Purchases and sales of securities, other than short-term securities, in-kind transactions and U.S. government securities, aggregated $70,183,588 and $23,477,055, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $173,434,551 in exchange for 17,343,455 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Advisor Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period March 27, 2015 (commencement of operations) through August 31, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Series Short-Term Credit Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood- alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008- present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2015 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 5.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Short-Term Credit Fund

On November 20, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ASS1-ANN-1015
1.9863255.100

Fidelity®

Series Short-Term Credit
Fund

Fidelity Series Short-Term Credit
Fund

Class F

Shares are offered only to certain other Fidelity® Funds

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Short-Term Credit Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (March 27, 2015 to August 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value August 31, 2015	Expenses Paid During Period
Series Short-Term Credit	.45%
Actual		$ 1,000.00	$ 1,000.10	$ 1.95 C
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29 D
Class F	.35%
Actual		$ 1,000.00	$ 1,000.50	$ 1.52 C
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 158/365 (to reflect the period March 27, 2015 to August 31, 2015).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015
U.S. Government and U.S. Government Agency Obligations 6.3%
AAA 22.5%
AA 4.0%
A 29.5%
BBB 33.0%
BB and Below 3.8%
Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015

Years	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015

Years	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015 *
Corporate Bonds 65.5%
U.S. Government and U.S. Government Agency Obligations 6.3%
Asset-Backed Securities 11.6%
CMOs and Other Mortgage Related Securities 14.1%
Other Investments 2.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	19.5%

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 2.6%
American Honda Finance Corp. 0.95% 5/5/17	$ 7,210,000	$ 7,183,633
Daimler Finance North America LLC:
1.375% 8/1/17 (b)	5,176,000	5,136,947
1.45% 8/1/16 (b)	1,799,000	1,804,028
1.65% 3/2/18 (b)	3,047,000	3,025,668
1.65% 5/18/18 (b)	3,000,000	2,969,922
General Motors Financial Co., Inc. 2.4% 4/10/18	9,850,000	9,732,726
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	4,784,000	4,768,610
1.65% 5/22/18 (b)	2,000,000	1,983,728
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	2,785,000	2,788,064
2.375% 3/22/17 (b)	2,572,000	2,611,352
		42,004,678
Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	1,500,000	1,495,320
COX Communications, Inc. 6.25% 6/1/18 (b)	613,000	673,602
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	6,571,000	6,614,027
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	10,000,000	9,919,410
Thomson Reuters Corp. 0.875% 5/23/16	1,336,000	1,334,855
Time Warner Cable, Inc. 5.85% 5/1/17	7,442,000	7,894,555
Time Warner, Inc. 6.875% 6/15/18	5,000,000	5,654,785
Viacom, Inc. 2.2% 4/1/19	3,047,000	2,961,906
Walt Disney Co. 1.1% 12/1/17	2,321,000	2,311,742
		38,860,202
TOTAL CONSUMER DISCRETIONARY		80,864,880
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Heineken NV 1.4% 10/1/17 (b)	1,364,000	1,359,244
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	5,722,000	5,801,885
		7,161,129
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.9% 7/20/18	1,536,000	1,540,465
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Health Corp.: - continued
2.25% 8/12/19	$ 2,680,000	$ 2,692,652
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	586,000	586,631
		4,819,748
Food Products - 1.8%
ConAgra Foods, Inc. 1.3% 1/25/16	7,568,000	7,570,785
General Mills, Inc.:
1.4% 10/20/17	3,154,000	3,143,626
5.7% 2/15/17	3,000,000	3,185,214
H.J. Heinz Co. 1.6% 6/30/17 (b)	3,300,000	3,297,066
The J.M. Smucker Co. 1.75% 3/15/18 (b)	8,044,000	8,033,084
Tyson Foods, Inc. 2.65% 8/15/19	2,471,000	2,465,529
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	1,610,000	1,611,581
		29,306,885
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (b)	5,000,000	4,996,125
2.75% 6/15/20 (b)	3,500,000	3,548,118
Imperial Tobacco Finance PLC 2.05% 7/20/18 (b)	4,300,000	4,279,867
Philip Morris International, Inc. 1.25% 8/11/17	2,931,000	2,926,750
Reynolds American, Inc.:
2.3% 6/12/18	736,000	740,470
3.25% 6/12/20	2,257,000	2,285,389
6.75% 6/15/17	3,586,000	3,879,582
		22,656,301
TOTAL CONSUMER STAPLES		63,944,063
ENERGY - 5.5%
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 2.35% 9/15/16	1,381,000	1,371,361
Noble Holding International Ltd. 4% 3/16/18	170,000	167,868
Petrofac Ltd. 3.4% 10/10/18 (b)	4,728,000	4,685,524
		6,224,753
Oil, Gas & Consumable Fuels - 5.1%
BG Energy Capital PLC 2.875% 10/15/16 (b)	2,730,000	2,771,078
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,712,840
1.846% 5/5/17	3,047,000	3,071,653
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
2.248% 11/1/16	$ 2,776,000	$ 2,809,565
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	921,973
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	2,225,000	2,218,990
ConocoPhillips Co. 1.5% 5/15/18	8,000,000	7,957,344
DCP Midstream Operating LP 2.7% 4/1/19	238,000	209,262
Enbridge, Inc.:
0.7338% 6/2/17 (c)	4,266,000	4,219,684
0.9337% 10/1/16 (c)	5,485,000	5,467,064
Enterprise Products Operating LP:
1.65% 5/7/18	748,000	741,896
2.55% 10/15/19	476,000	473,836
Kinder Morgan, Inc.:
2% 12/1/17	832,000	823,813
3.05% 12/1/19	1,606,000	1,579,426
Marathon Petroleum Corp. 3.5% 3/1/16	3,622,000	3,665,957
Petro-Canada 6.05% 5/15/18	3,047,000	3,357,968
Petrobras Global Finance BV:
2% 5/20/16	7,116,000	7,002,357
3.25% 3/17/17	3,047,000	2,919,331
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	2,503,000	2,501,673
Petroleos Mexicanos 3.125% 1/23/19	405,000	403,988
Phillips 66 Co. 2.95% 5/1/17	1,219,000	1,245,655
Schlumberger Investment SA 1.25% 8/1/17 (b)	4,003,000	3,971,480
Shell International Finance BV 2.125% 5/11/20	2,509,000	2,491,199
Southwestern Energy Co. 3.3% 1/23/18	879,000	876,316
Spectra Energy Partners, LP 2.95% 6/15/16	1,257,000	1,269,901
Total Capital International SA 1% 1/10/17	4,634,000	4,630,367
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (c)	6,186,000	6,185,183
1.875% 1/12/18	4,751,000	4,765,852
		81,265,651
TOTAL ENERGY		87,490,404
FINANCIALS - 32.8%
Banks - 14.8%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	2,802,000	2,794,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
2% 1/11/18	$ 5,044,000	$ 5,043,011
2.6% 1/15/19	25,295,000	25,470,269
3.875% 3/22/17	4,571,000	4,725,916
Bank of Nova Scotia 1.375% 12/18/17	2,540,000	2,525,461
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	5,485,000	5,486,777
1.45% 9/8/17 (b)	4,571,000	4,540,374
1.55% 9/9/16 (b)	3,053,000	3,068,549
1.7% 3/5/18 (b)	7,618,000	7,562,747
Barclays PLC 2% 3/16/18	6,000,000	5,965,194
BNP Paribas 2.375% 9/14/17	5,586,000	5,652,663
BPCE SA 1.625% 2/10/17	3,047,000	3,057,963
Capital One Bank NA 1.3% 6/5/17	4,265,000	4,224,491
Citigroup, Inc.:
0.5512% 6/9/16 (c)	2,133,000	2,123,231
1.2551% 7/25/16 (c)	1,240,000	1,242,964
1.3% 11/15/16	4,177,000	4,173,053
1.55% 8/14/17	12,190,000	12,150,127
1.85% 11/24/17	3,047,000	3,045,352
2.4% 2/18/20	2,933,000	2,902,685
2.5% 9/26/18	5,000,000	5,047,000
2.5% 7/29/19	2,438,000	2,435,567
Citizens Bank NA 1.6% 12/4/17	4,571,000	4,555,696
Credit Suisse New York Branch:
0.8216% 5/26/17 (c)	3,047,000	3,029,084
1.375% 5/26/17	9,386,000	9,369,912
1.75% 1/29/18	6,095,000	6,077,593
Discover Bank 2% 2/21/18	6,220,000	6,159,598
Fifth Third Bancorp 4.5% 6/1/18	2,133,000	2,265,995
HSBC Bank PLC 1.5% 5/15/18 (b)	2,730,000	2,708,709
HSBC U.S.A., Inc.:
1.5% 11/13/17	2,438,000	2,427,936
1.7% 3/5/18	3,047,000	3,030,181
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	2,438,000	2,431,481
Intesa Sanpaolo SpA:
2.375% 1/13/17	6,748,000	6,762,744
3.125% 1/15/16	3,047,000	3,068,695
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,446,572
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
2.35% 1/28/19	$ 1,088,000	$ 1,091,755
La Caisse Centrale 1.75% 1/29/18 (b)	3,047,000	3,057,402
Lloyds Bank PLC 1.75% 3/16/18	2,605,000	2,591,238
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	3,480,000	3,459,722
Mizuho Bank Ltd.:
0.7308% 9/25/17 (b)(c)	4,571,000	4,554,878
1.55% 10/17/17 (b)	7,882,000	7,844,332
MUFG Americas Holdings Corp. 1.625% 2/9/18	680,000	677,847
PNC Bank NA 1.5% 2/23/18	3,047,000	3,022,164
Regions Financial Corp. 2% 5/15/18	2,733,000	2,718,305
Royal Bank of Canada 2.2% 7/27/18	2,742,000	2,768,822
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (c)	8,504,000	8,500,692
2.55% 9/18/15	12,705,000	12,712,178
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	6,095,000	6,078,915
1.75% 1/16/18	3,047,000	3,035,851
SunTrust Banks, Inc. 3.5% 1/20/17	3,109,000	3,187,083
Westpac Banking Corp. 2% 8/14/17	4,742,000	4,795,931
		236,669,700
Capital Markets - 7.6%
Deutsche Bank AG London Branch 1.4% 2/13/17	10,666,000	10,626,120
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,599,839
2.375% 1/22/18	15,673,000	15,827,504
2.625% 1/31/19	3,047,000	3,077,784
JPMorgan Chase & Co. 1.7% 3/1/18	45,666,000	45,397,256
Lazard Group LLC 6.85% 6/15/17	89,000	96,331
Morgan Stanley:
1.875% 1/5/18	23,047,000	23,046,332
5.45% 1/9/17	4,876,000	5,129,401
UBS AG Stamford Branch:
0.9808% 3/26/18 (c)	3,000,000	2,998,368
1.375% 8/14/17	4,735,000	4,719,327
1.8% 3/26/18	3,416,000	3,403,996
		121,922,258
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 5.0%
American Express Credit Corp. 1.125% 6/5/17	$ 6,186,000	$ 6,139,920
American Honda Finance Corp. 1.5% 9/11/17 (b)	1,571,000	1,571,207
Discover Financial Services 6.45% 6/12/17	7,272,000	7,865,184
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,438,000	2,426,856
1.684% 9/8/17	4,638,000	4,607,570
2.145% 1/9/18	18,047,000	17,976,220
2.24% 6/15/18	1,884,000	1,874,181
3% 6/12/17	8,463,000	8,608,462
General Electric Capital Corp.:
2.3% 1/14/19	5,000,000	5,051,670
3.35% 10/17/16	4,089,000	4,198,164
Hyundai Capital America:
1.45% 2/6/17 (b)	3,160,000	3,152,874
2% 3/19/18 (b)	3,047,000	3,030,464
2.125% 10/2/17 (b)	2,970,000	2,978,482
John Deere Capital Corp.:
1.3% 3/12/18	10,000,000	9,936,220
1.6% 7/13/18	586,000	584,676
Synchrony Financial 1.875% 8/15/17	565,000	562,595
		80,564,745
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (b)	3,047,000	3,042,451
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	3,047,000	3,066,970
Berkshire Hathaway, Inc. 1.55% 2/9/18	2,660,000	2,663,884
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	1,883,000	1,914,482
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	1,058,000	1,063,489
		11,751,276
Insurance - 2.7%
American International Group, Inc.:
2.3% 7/16/19	5,696,000	5,679,026
5.85% 1/16/18	2,077,000	2,268,884
Aon Corp. 5% 9/30/20	893,000	983,109
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,783,271
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,844,644
MetLife, Inc.:
1.756% 12/15/17 (c)	1,142,000	1,147,651
1.903% 12/15/17 (c)	490,000	492,383
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	$ 4,571,000	$ 4,575,256
1.5% 1/10/18 (b)	6,073,000	6,040,497
Pricoa Global Funding I 1.15% 11/25/16 (b)	1,837,000	1,841,600
Principal Life Global Funding II 2.2% 4/8/20 (b)	5,780,000	5,753,314
Prudential Financial, Inc. 2.3% 8/15/18	4,880,000	4,932,118
Symetra Financial Corp. 6.125% 4/1/16 (b)	1,305,000	1,337,714
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	658,000	661,879
		42,341,346
Real Estate Investment Trusts - 1.1%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,446,565
DDR Corp. 9.625% 3/15/16	797,000	831,803
Equity One, Inc. 6.25% 1/15/17	109,000	115,376
ERP Operating LP 2.375% 7/1/19	1,567,000	1,569,589
HCP, Inc. 3.75% 2/1/16	1,478,000	1,494,363
Health Care Property Investors, Inc. 6% 1/30/17	3,594,000	3,801,485
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,082,466
4.7% 9/15/17	1,375,000	1,450,323
Select Income REIT 2.85% 2/1/18	1,091,000	1,094,524
		16,886,494
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP 6% 4/1/16	2,386,000	2,445,772
Essex Portfolio LP 5.5% 3/15/17	2,274,000	2,398,579
Mack-Cali Realty LP:
2.5% 12/15/17	1,847,000	1,852,770
5.8% 1/15/16	385,000	390,680
Ventas Realty LP:
1.25% 4/17/17	1,167,000	1,158,091
1.55% 9/26/16	1,147,000	1,149,090
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,656,723
Washington Prime Group LP 3.85% 4/1/20 (b)	3,571,000	3,622,024
		14,673,729
TOTAL FINANCIALS		524,809,548
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 4.5%
Biotechnology - 0.6%
Amgen, Inc.:
1.25% 5/22/17	$ 4,784,000	$ 4,770,892
2.2% 5/22/19	3,596,000	3,567,505
Celgene Corp. 2.125% 8/15/18	1,519,000	1,519,266
		9,857,663
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co. 1.8% 12/15/17	3,087,000	3,084,836
Medtronic, Inc. 1.5% 3/15/18 (b)	3,718,000	3,707,459
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,497,672
		11,289,967
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	481,197
Express Scripts Holding Co. 1.25% 6/2/17	6,015,000	5,984,155
UnitedHealth Group, Inc. 1.9% 7/16/18	2,929,000	2,936,583
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,378,110
		10,780,045
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	718,000	713,969
Pharmaceuticals - 2.5%
AbbVie, Inc.:
1.75% 11/6/17	4,470,000	4,466,165
1.8% 5/14/18	4,368,000	4,337,747
2.5% 5/14/20	2,500,000	2,470,493
Actavis Funding SCS:
1.3679% 3/12/18 (c)	6,095,000	6,105,465
2.35% 3/12/18	6,095,000	6,089,716
3% 3/12/20	1,980,000	1,970,815
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	5,036,000	5,049,058
2.375% 10/8/19 (b)	2,530,000	2,540,661
Mylan, Inc. 1.35% 11/29/16	850,000	842,400
Perrigo Co. PLC 1.3% 11/8/16	717,000	712,639
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	895,000	891,576
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16	$ 2,310,000	$ 2,309,025
1.875% 2/1/18	2,412,000	2,396,585
		40,182,345
TOTAL HEALTH CARE		72,823,989
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	2,197,000	2,174,068
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	10,743	11,280
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,186,020
2.625% 9/4/18	1,642,000	1,637,816
		2,823,836
TOTAL INDUSTRIALS		5,009,184
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	3,300,000	3,298,383
Electronic Equipment & Components - 1.0%
Amphenol Corp. 1.55% 9/15/17	4,124,000	4,119,707
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	528,595
6.55% 10/1/17	10,064,000	11,043,529
		15,691,831
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,821,251
3.65% 8/22/18	1,415,000	1,470,734
		5,291,985
TOTAL INFORMATION TECHNOLOGY		24,282,199
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.9%
Chemicals - 1.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	$ 10,850,000	$ 10,790,379
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,392,257
1.55% 1/12/18	6,598,000	6,533,689
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,604,044
		21,320,369
Metals & Mining - 0.6%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(c)	2,783,000	2,782,847
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,405,230
Rio Tinto Finance (U.S.A.) PLC:
1.1233% 6/17/16 (c)	2,133,000	2,135,453
1.625% 8/21/17	2,651,000	2,634,450
		8,957,980
TOTAL MATERIALS		30,278,349
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.:
1.4% 12/1/17	12,620,000	12,487,970
2.45% 6/30/20	1,944,000	1,925,653
2.95% 5/15/16	5,049,000	5,112,622
British Telecommunications PLC:
1.25% 2/14/17	5,562,000	5,546,899
1.625% 6/28/16	4,211,000	4,228,863
2.35% 2/14/19	2,499,000	2,489,879
CenturyLink, Inc. 5.15% 6/15/17	3,395,000	3,479,875
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	2,633,000	2,665,889
Verizon Communications, Inc.:
1.35% 6/9/17	15,000,000	14,951,040
2% 11/1/16	5,508,000	5,549,558
2.5% 9/15/16	8,731,000	8,855,574
		67,293,822
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (c)	3,139,000	3,153,003
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
2.375% 9/8/16	$ 3,677,000	$ 3,715,609
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,376,622
		11,245,234
TOTAL TELECOMMUNICATION SERVICES		78,539,056
UTILITIES - 5.0%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,759,820
Cleveland Electric Illuminating Co. 5.7% 4/1/17	805,000	853,888
Duke Energy Corp.:
0.6636% 4/3/17 (c)	4,109,000	4,098,966
1.625% 8/15/17	5,505,000	5,518,322
2.1% 6/15/18	5,129,000	5,209,330
Eversource Energy 1.45% 5/1/18	726,000	716,537
Exelon Corp.:
1.55% 6/9/17	326,000	325,195
2.85% 6/15/20	480,000	478,936
FirstEnergy Corp. 2.75% 3/15/18	8,001,000	8,026,635
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	3,440,000	3,420,925
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,570,894
Xcel Energy, Inc. 1.2% 6/1/17	3,347,000	3,344,557
		40,324,005
Gas Utilities - 0.3%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	4,996,890
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	2,491,000	2,452,820
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
1.4% 9/15/17	1,648,000	1,635,124
1.9% 6/15/18	2,656,000	2,641,798
1.95% 8/15/16	1,821,000	1,833,417
2.5% 12/1/19	4,588,000	4,598,676
2.5818% 9/30/66 (c)	2,319,000	2,019,211
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	8,517,000	8,468,632
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 2.3% 4/1/17	$ 7,873,000	$ 7,970,491
Wisconsin Energy Corp. 1.65% 6/15/18	3,138,000	3,132,185
		32,299,534
TOTAL UTILITIES		80,073,249
TOTAL NONCONVERTIBLE BONDS (Cost $1,053,956,502)		1,048,114,921
U.S. Treasury Obligations - 2.9%

U.S. Treasury Notes 1.375% 3/31/20 (Cost $45,880,662)	46,000,000	45,744,245
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.7%
2.159% 11/1/34 (c)	265,326	280,351
2.229% 10/1/35 (c)	1,747,212	1,849,062
2.231% 1/1/40 (c)	584,899	622,967
2.273% 3/1/40 (c)	412,307	440,304
2.288% 2/1/35 (c)	455,431	482,210
2.3% 2/1/40 (c)	1,019,232	1,085,605
2.31% 12/1/39 (c)	149,327	159,850
2.313% 1/1/40 (c)	948,805	1,013,486
2.36% 11/1/36 (c)	592,009	630,123
2.392% 5/1/35 (c)	442,031	470,862
2.393% 4/1/35 (c)	677,824	721,291
2.427% 12/1/34 (c)	236,417	253,077
2.435% 2/1/40 (c)	285,820	305,961
2.439% 7/1/35 (c)	400,013	426,690
2.456% 3/1/40 (c)	490,334	522,754
2.463% 12/1/33 (c)	208,604	222,260
2.498% 11/1/34 (c)	1,908,545	2,043,036
2.541% 10/1/41 (c)	927,733	993,109
2.557% 6/1/42 (c)	348,809	360,571
2.69% 2/1/42 (c)	1,794,780	1,856,486
2.695% 9/1/41 (c)	1,385,515	1,483,150
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.758% 1/1/42 (c)	$ 1,670,208	$ 1,736,377
2.96% 11/1/40 (c)	209,563	219,559
2.982% 9/1/41 (c)	212,295	221,218
3.015% 8/1/41 (c)	276,217	294,228
3.059% 10/1/41 (c)	92,460	96,192
3.239% 7/1/41 (c)	352,999	373,408
3.309% 10/1/41 (c)	201,379	211,723
3.554% 7/1/41 (c)	404,300	427,455
5.5% 10/1/17 to 11/1/34	6,316,384	7,036,019
6.5% 1/1/16 to 8/1/17	26,990	28,039
7% 10/1/15 to 11/1/18	12,680	13,062
7.5% 11/1/31	739	880
TOTAL FANNIE MAE		26,881,365
Freddie Mac - 1.3%
2.171% 11/1/35 (c)	324,790	344,241
2.394% 10/1/42 (c)	1,909,847	2,013,574
2.397% 8/1/36 (c)	202,570	215,761
2.41% 4/1/40 (c)	345,123	366,920
2.527% 2/1/40 (c)	530,702	567,631
2.53% 4/1/40 (c)	342,323	366,466
2.972% 8/1/41 (c)	697,843	747,019
3% 8/1/21	1,884,209	1,953,615
3.146% 9/1/41 (c)	456,429	488,593
3.22% 9/1/41 (c)	229,465	240,162
3.235% 4/1/41 (c)	246,269	258,386
3.289% 6/1/41 (c)	264,615	279,550
3.444% 5/1/41 (c)	243,969	255,680
3.5% 8/1/26	6,004,914	6,347,147
3.62% 6/1/41 (c)	377,932	400,239
3.705% 5/1/41 (c)	328,923	348,563
4% 9/1/25 to 4/1/26	2,170,647	2,322,899
4.5% 8/1/18 to 11/1/18	1,528,112	1,587,340
5% 4/1/20	669,277	700,455
8.5% 5/1/27 to 7/1/28	51,983	62,718
TOTAL FREDDIE MAC		19,866,959
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	$ 363,359	$ 425,598
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $47,291,881)		47,173,922
Asset-Backed Securities - 11.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	365,131	353,403
Series 2005-1 Class M1, 0.9044% 4/25/35 (c)	136,148	122,331
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8494% 3/25/34 (c)	20,818	19,836
Series 2006-OP1 Class M1, 0.4794% 4/25/36 (c)	2,438,062	637,394
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	1,545,000	1,553,222
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,055,280
Series 2014-3 Class A, 1.33% 3/15/19	11,080,000	11,083,091
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,191,211
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,330,929
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class A3, 0.9% 2/8/19	2,350,000	2,341,726
Series 2014-2 Class A3, 0.94% 2/8/19	4,778,000	4,760,708
Series 2014-4 Class A3, 1.27% 7/8/19	1,137,000	1,126,677
Series 2015-2 Class A3, 1.27% 1/8/20	2,000,000	1,996,756
Series 2015-3 Class A3, 1.66% 3/9/20	4,500,000	4,507,673
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0244% 4/25/34 (c)	18,431	13,541
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (c)	115,119	106,718
Series 2004-W7 Class M1, 1.0244% 5/25/34 (c)	69,180	66,574
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (c)	237,964	84,925
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	3,554,000	3,551,992
Series 2015-1 Class A2, 1.42% 6/20/18	3,047,000	3,045,715
Series 2015-2 Class A2, 1.39% 9/20/18	1,744,000	1,736,337
Carmax Auto Owner Trust Series 2015-1 Class A3, 1.38% 11/15/19	2,295,000	2,298,711
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (c)	$ 369,893	$ 243,943
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (b)	348,690	348,933
Series 2014-1A Class A, 1.46% 12/17/18 (b)	1,031,770	1,030,335
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,047,000	3,060,102
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,601,940	4,607,872
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	3,404,145	3,410,068
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	6,095,000	6,148,965
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6994% 7/25/34 (c)	91,880	81,064
Series 2004-3 Class M4, 1.6544% 4/25/34 (c)	14,258	12,850
Series 2004-4 Class M2, 0.9944% 6/25/34 (c)	21,275	19,358
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	2,590,000	2,588,260
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	1,000,000	996,204
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	4,571,000	4,577,441
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	2,657,341	2,651,952
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	4,142,352	4,132,953
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	4,571,000	4,547,866
Fannie Mae Series 2004-T5:
Class AB1, 0.6675% 5/28/35 (c)	193,359	180,383
Class AB3, 0.9538% 5/28/35 (c)	83,201	77,141
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	14,971,000	14,979,069
Series 2014-4 Class A1, 1.4% 8/15/19	5,194,000	5,190,011
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,797,988
Series 2015-4 Class A1, 1.8% 8/15/20	3,000,000	3,007,212
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6244% 11/25/34 (c)	124,981	46,888
Class M5, 1.6994% 11/25/34 (c)	45,921	1,039
Series 2005-A:
Class M3, 0.9344% 1/25/35 (c)	194,673	165,991
Class M4, 1.2194% 1/25/35 (c)	71,232	45,896
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(c)	229,898	214,746
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (b)	$ 1,954,367	$ 1,946,569
GE Equipment Transportation LLC:
Series 2012-2 Class A4, 0.92% 9/25/17	2,471,413	2,470,859
Series 2014-1 Class A3, 0.97% 4/23/18	3,580,295	3,574,652
Series 2015-1 Class A3, 1.28% 2/25/19	2,895,199	2,900,882
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	4,720,000	4,724,663
Series 2015-1 Class A3, 1.53% 9/20/18	3,959,000	3,981,511
Series 2015-2 Class A3, 1.89% 12/20/18	2,453,000	2,464,409
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,972,000	2,953,339
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (c)	19,959	18,886
Series 2003-3 Class M1, 1.4894% 8/25/33 (c)	93,300	89,934
Series 2003-5 Class A2, 0.8905% 12/25/33 (c)	62,458	58,403
Series 2004-1 Class M2, 1.8994% 6/25/34 (c)	75,448	68,983
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (c)	274,769	183,167
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (b)	2,500,000	2,500,185
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (c)	76,520	76,361
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (c)	28,549	28,390
Series 2006-A Class 2C, 1.432% 3/27/42 (c)	157,000	77,655
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3494% 7/25/36 (c)	2,451,213	1,267,500
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (c)	8,643	7,245
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (c)	21,199	19,369
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (c)	44,342	43,963
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (c)	229,954	222,150
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (c)	111,970	104,521
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (c)	59,379	56,072
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (c)	46,357	878
Series 2006-NC4 Class A2D, 0.4394% 6/25/36 (c)	2,174,447	1,583,018
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	4,571,000	4,552,231
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (c)	537,659	533,174
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (c)	$ 1,008,386	$ 954,207
Class M4, 2.3744% 9/25/34 (c)	140,224	64,803
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (c)	302,836	266,768
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (c)	1,048	991
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	2,226,000	2,237,849
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (c)	162,718	149,659
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8659% 6/15/33 (c)	306,481	295,448
Class C, 1.2359% 6/15/33 (c)	947,675	918,798
Series 2004-B:
Class A2, 0.4859% 6/15/21 (c)	656,899	653,705
Class C, 1.1559% 9/15/33 (c)	1,070,231	1,027,671
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	3,600,000	3,594,535
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (c)	117,662	104,885
Toyota Auto Receivables Owner Trust Series 2015-C Class A3, 1.44% 6/17/19	3,500,000	3,503,605
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	2,968,000	2,957,683
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	3,732,000	3,745,614
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(c)	1,702,396	1,697,423
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.51% 10/15/18	2,480,000	2,478,390
TOTAL ASSET-BACKED SECURITIES (Cost $186,365,057)		186,310,283
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 2.0%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (b)(c)	999,925	974,272
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(c)	303,616	305,107
Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(c)	1,533,396	1,579,610
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(c)	$ 3,419,696	$ 3,400,204
Class C2, 1.4028% 12/20/54 (b)(c)	1,270,000	1,254,506
Series 2006-2:
Class A4, 0.2828% 12/20/54 (c)	487,574	483,853
Class C1, 1.1428% 12/20/54 (c)	4,598,000	4,485,280
Class M2, 0.6628% 12/20/54 (c)	914,000	894,527
Series 2006-3 Class C2, 1.2028% 12/20/54 (c)	2,014,000	1,983,991
Series 2006-4:
Class A4, 0.3028% 12/20/54 (c)	886,323	879,715
Class B1, 0.3828% 12/20/54 (c)	4,073,000	3,994,902
Class C1, 0.9628% 12/20/54 (c)	2,490,000	2,409,682
Class M1, 0.5428% 12/20/54 (c)	1,073,000	1,046,164
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (c)	408,000	392,032
Class 1M1, 0.5028% 12/20/54 (c)	268,000	258,647
Class 2C1, 1.0628% 12/20/54 (c)	185,000	179,828
Class 2M1, 0.7028% 12/20/54 (c)	344,000	337,096
Class 3A1, 0.4028% 12/20/54 (c)	904,123	899,603
Series 2007-2:
Class 2C1, 1.0576% 12/17/54 (c)	477,000	463,690
Class 3A1, 0.3776% 12/17/54 (c)	188,597	187,578
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (c)	637,686	636,330
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.687% 1/20/44 (c)	149,240	148,887
Class 1C, 2.737% 1/20/44 (c)	805,654	797,754
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (c)	2,546,302	2,537,112
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (c)	685,549	683,362
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (c)	141,562	127,406
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (b)(c)	55,490	50,378
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (c)	4,754	4,666
TOTAL PRIVATE SPONSOR		31,396,182
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2008-76 Class EF, 0.6994% 9/25/23 (c)	$ 130,578	$ 131,089
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,741,386	1,845,915
planned amortization class Series 2012-94 Class E, 3% 6/25/22	941,654	969,452
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	194,909	220,741
Series 2009-31 Class A, 4% 2/25/24	201,721	207,637
Series 2010-135 Class DE, 2.25% 4/25/24	868,583	882,286
Freddie Mac:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	50,388	51,597
Series 3820 Class DA, 4% 11/15/35	1,357,042	1,433,426
Series 3949 Class MK, 4.5% 10/15/34	1,056,954	1,145,719
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	126,931	128,390
TOTAL U.S. GOVERNMENT AGENCY		7,016,252
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,637,216)		38,412,434
Commercial Mortgage Securities - 12.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (c)(d)	388,995	4,868
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	2,017,321	2,058,340
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	4,322,621	4,446,036
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(c)	2,183,000	2,163,883
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(c)	664,344	590,449
Class B1, 1.5994% 1/25/36 (b)(c)	25,154	16,000
Class M1, 0.6494% 1/25/36 (b)(c)	212,094	171,830
Class M2, 0.6694% 1/25/36 (b)(c)	68,958	54,066
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 0.6994% 1/25/36 (b)(c)	$ 91,396	$ 68,903
Class M4, 0.8094% 1/25/36 (b)(c)	50,718	37,436
Class M5, 0.8494% 1/25/36 (b)(c)	50,718	37,234
Class M6, 0.8994% 1/25/36 (b)(c)	51,504	36,866
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(c)	404,919	339,182
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(c)	78,486	66,959
Class A2, 0.5194% 7/25/37 (b)(c)	73,563	60,519
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(c)	99,296	80,883
Class M1, 0.5094% 7/25/37 (b)(c)	74,790	57,824
Class M2, 0.5394% 7/25/37 (b)(c)	80,220	57,608
Class M3, 0.5694% 7/25/37 (b)(c)	130,172	57,227
Class M4, 0.6994% 7/25/37 (b)(c)	204,161	59,936
Class M5, 0.7994% 7/25/37 (b)(c)	95,599	18,766
Series 2007-4A:
Class A2, 0.7494% 9/25/37 (b)(c)	1,018,918	720,145
Class M1, 1.1494% 9/25/37 (b)(c)	136,278	26,015
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	6,758,269	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	1,506,484	1,564,797
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (c)	3,218,473	3,284,742
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(c)	2,151,000	2,126,601
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(c)	576,489	548,506
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	2,523,575	2,697,807
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(c)	3,900,336	3,894,259
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,485,085	1,527,711
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (c)	1,554,605	1,579,167
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (c)	677,441	679,302
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (c)	5,814,673	5,820,627
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(c)	6,704,673	6,686,537
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(c)	$ 25,884	$ 25,890
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (c)	4,343,581	4,457,296
Series 2006-C8:
Class A1A, 5.292% 12/10/46	3,570,480	3,705,544
Class A4, 5.306% 12/10/46	4,204,617	4,344,046
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	491,018	489,596
CSMC Series 2015-TOWN Class A, 1.4373% 3/15/17 (b)(c)	3,500,000	3,486,704
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(c)	4,981,000	4,943,548
Class B, 1.3873% 4/15/27 (b)(c)	2,893,000	2,877,476
Del Coronado Trust floater Series 2013-HDC Class A, 0.9855% 3/15/26 (b)(c)	1,523,000	1,519,686
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	7,398,367	7,396,659
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2753% 3/10/44 (c)	2,490,829	2,498,349
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (c)	2,456,794	2,477,529
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)	1,694,615	1,772,139
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (c)	1,616,630	1,640,736
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (c)	2,253,115	2,266,438
Class A4, 5.553% 4/10/38 (c)	2,572,448	2,575,473
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	710,000	717,398
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(c)	1,304,151	1,300,288
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,286,408	2,369,926
Class A4, 5.56% 11/10/39	4,244,984	4,373,866
Series 2011-GC5 Class A1, 1.468% 8/10/44	21,470	21,465
Series 2012-GC6 Class A1, 1.282% 1/10/45	100,174	100,244
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(c)	2,508,009	2,506,274
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	658,000	659,470
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (b)(c)	$ 2,039,000	$ 2,036,533
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.5276% 11/15/18 (b)(c)	55,500	53,358
Class G, 0.5576% 11/15/18 (b)(c)	48,245	46,176
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(c)	4,266,000	4,256,410
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(c)	3,108,000	3,102,636
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	4,431,469	4,556,480
Series 2006-LDP8 Class A4, 5.399% 5/15/45	4,119,268	4,203,775
Series 2013-C10, Class A1, 0.7302% 12/15/47	761,768	758,530
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (c)	4,943,590	5,062,339
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	1,005,261	1,007,682
Series 2006-C6 Class A4, 5.372% 9/15/39	1,021,819	1,050,394
Series 2007-C1 Class A4, 5.424% 2/15/40	5,029,364	5,233,888
Series 2007-C7 Class A3, 5.866% 9/15/45	1,956,369	2,107,652
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	3,664,662	3,771,817
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-1 Class AM, 5.5154% 2/12/39 (c)	510,000	516,189
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	761,544	760,912
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(c)	546,642	544,967
Class E, 0.4355% 10/15/20 (b)(c)	171,273	170,166
Class F, 0.4855% 10/15/20 (b)(c)	102,785	102,133
Class G, 0.5255% 10/15/20 (b)(c)	127,058	126,092
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	1,382,535	1,436,463
Series 2007-IQ14 Class A2, 5.61% 4/15/49	549,486	550,257
Series 2012-C4 Class A1, 1.085% 3/15/45	668,406	668,563
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	2,366,609	2,400,539
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (c)	4,242,202	4,306,382
Series 2007-T27 Class A1A, 5.649% 6/11/42 (c)	3,774,848	3,996,726
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(c)	2,729,000	2,714,244
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	158,252	158,299
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	$ 5,786,261	$ 6,027,791
Class A4, 5.308% 11/15/48	1,782,397	1,837,851
Series 2006-C23:
Class A1A, 5.422% 1/15/45	5,999,874	6,053,309
Class A5, 5.416% 1/15/45 (c)	4,678,033	4,709,937
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	3,342,559	3,379,434
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (c)	3,197,775	3,265,408
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	4,054,012	4,163,142
Series 2007-C31A Class A2, 5.421% 4/15/47	243,869	244,105
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	3,701,042	3,697,748
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	165,086	165,334
Series 2012-C8 Class A1, 0.864% 8/15/45	807,427	805,559
Series 2013-C13 Class A1, 0.778% 5/15/45	723,060	719,013
Series 2013-C14 Class A1, 0.836% 6/15/46	825,212	820,319
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(c)	2,384,400	2,371,048
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $196,151,897)		194,126,671
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $652,003)	653,000	651,894
Bank Notes - 2.0%

Bank of America NA:
1.25% 2/14/17	3,000,000	2,997,037
5.3% 3/15/17	591,000	621,277
Barclays Bank PLC 2.5% 2/20/19	3,946,000	3,982,619
Capital One Bank NA:
1.15% 11/21/16	1,817,000	1,808,218
1.2% 2/13/17	4,450,000	4,415,143
Capital One NA:
1.5% 9/5/17	3,078,000	3,049,054
1.65% 2/5/18	4,571,000	4,512,875
Bank Notes - continued
	Principal Amount	Value
KeyBank NA:
1.65% 2/1/18	$ 1,763,000	$ 1,756,401
2.5% 12/15/19	1,749,000	1,751,246
Manufacturers & Traders Trust Co. 1.4% 7/25/17	4,784,000	4,767,553
Marshall & Ilsley Bank 5% 1/17/17	209,000	218,131
Union Bank NA 3% 6/6/16	2,047,000	2,079,987
TOTAL BANK NOTES (Cost $32,140,916)		31,959,541
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $1,853,099)	1,853,099	1,853,099
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,602,929,233)		1,594,347,010
NET OTHER ASSETS (LIABILITIES) - 0.4%		7,143,928
NET ASSETS - 100%		$ 1,601,490,938
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,021,735 or 19.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,469
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,048,114,921	$ -	$ 1,048,114,921	$ -
U.S. Government and Government Agency Obligations	45,744,245	-	45,744,245	-
U.S. Government Agency - Mortgage Securities	47,173,922	-	47,173,922	-
Asset-Backed Securities	186,310,283	-	186,262,356	47,927
Collateralized Mortgage Obligations	38,412,434	-	38,412,434	-
Commercial Mortgage Securities	194,126,671	-	194,126,671	-
Supranational Obligations	651,894	-	651,894	-
Bank Notes	31,959,541	-	31,959,541	-
Money Market Funds	1,853,099	1,853,099	-	-
Total Investments in Securities:	$ 1,594,347,010	$ 1,853,099	$ 1,592,445,984	$ 47,927
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.5%
United Kingdom	7.5%
Japan	2.9%
Canada	2.2%
Luxembourg	1.8%
Netherlands	1.6%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,601,076,134)	$ 1,592,493,911
Fidelity Central Funds (cost $1,853,099)	1,853,099
Total Investments (cost $1,602,929,233)		$ 1,594,347,010
Cash		4,041
Receivable for investments sold		69,440,950
Receivable for fund shares sold		75,718
Interest receivable		7,571,108
Distributions receivable from Fidelity Central Funds		2,505
Total assets		1,671,441,332

Liabilities
Payable for fund shares redeemed	$ 69,380,611
Accrued management fee	501,412
Other affiliated payables	68,360
Other payables and accrued expenses	11
Total liabilities		69,950,394

Net Assets		$ 1,601,490,938
Net Assets consist of:
Paid in capital		$ 1,609,236,944
Undistributed net investment income		64,965
Accumulated undistributed net realized gain (loss) on investments		771,252
Net unrealized appreciation (depreciation) on investments		(8,582,223)
Net Assets		$ 1,601,490,938

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

August 31, 2015
Series Short-Term Credit: Net Asset Value, offering price and redemption price per share ($768,418,254 ÷ 77,232,306 shares)	$ 9.95

Class F: Net Asset Value, offering price and redemption price per share ($833,072,684 ÷ 83,730,529 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

		For the period March 27, 2015 (commencement of operations) to August 31, 2015
Investment Income
Interest		$ 12,377,673
Income from Fidelity Central Funds		15,469
Total income		12,393,142

Expenses
Management fee	$ 2,602,602
Transfer agent fees	352,725
Independent trustees' compensation	2,801
Total expenses		2,958,128
Net investment income (loss)		9,435,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		747,694
Change in net unrealized appreciation (depreciation) on investment securities		(8,582,223)
Net gain (loss)		(7,834,529)
Net increase (decrease) in net assets resulting from operations		$ 1,600,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period March 27, 2015 (commencement of operations) to August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,435,014
Net realized gain (loss)	747,694
Change in net unrealized appreciation (depreciation)	(8,582,223)
Net increase (decrease) in net assets resulting from operations	1,600,485
Distributions to shareholders from net investment income	(9,349,989)
Share transactions - net increase (decrease)	1,609,240,442
Total increase (decrease) in net assets	1,601,490,938

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $64,965)	$ 1,601,490,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Series Short-Term Credit Fund

Year ended August 31,	2015 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.052
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	.001
Distributions from net investment income	(.051)
Net asset value, end of period	$ 9.95
Total ReturnB	.01%
Ratios to Average Net AssetsD, G
Expenses before reductions	.45%A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.45%A
Net investment income (loss)	1.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,418
Portfolio turnover rate E	63% H, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period March 27, 2015 (commencement of operations) to August 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Series Short-Term Credit Fund Class F

Year ended August 31,	2015 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.056
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	.005
Distributions from net investment income	(.055)
Net asset value, end of period	$ 9.95
Total ReturnB	.05%
Ratios to Average Net AssetsD, G
Expenses before reductions	.35%A
Expenses net of fee waivers, if any	.35%A
Expenses net of all reductions	.35%A
Net investment income (loss)	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 833,073
Portfolio turnover rate E	63% H, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period March 27, 2015 (commencement of operations) to August 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Short-Term Credit and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,396,414
Gross unrealized depreciation	(9,690,978)
Net unrealized appreciation (depreciation) on securities	$ (8,294,564)

Tax Cost	$ 1,602,641,574

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 548,560
Net unrealized appreciation (depreciation) on securities and other investments	$ (8,294,564)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2015
Ordinary Income	$ 9,349,989

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $414,570,649 and $402,366,840, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .10% of average net assets for Series Short-Term Credit. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Short-Term Credit	$ 352,725

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments, including accrued interest, valued at $2,312,877,095 in exchange for 231,287,710 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 7: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31,	2015 A
From net investment income
Series Short-Term Credit	$ 4,252,797
Class F	5,097,192
Total	$ 9,349,989

A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended August 31,	2015 A	2015 A
Series Short-Term Credit
Shares sold B	115,081,727	$ 1,150,647,404
Reinvestment of distributions	426,112	4,252,791
Shares redeemed	(38,275,533)	(382,779,727)
Net increase (decrease)	77,232,306	$ 772,120,468
Class F
Shares sold B	129,630,293	$ 1,296,088,170
Reinvestment of distributions	510,699	5,097,192
Shares redeemed	(46,410,463)	(464,065,388)
Net increase (decrease)	83,730,529	$ 837,119,974

A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

B Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the period March 27, 2015 (commencement of operations) through August 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Short-Term Credit Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. Von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation, and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR, and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Short-Term Credit Fund, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee Vice Chairman of the Independent Trustees

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously serves as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Mark R. Bryant
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and Chief Legal Officer (CLO) of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010- 2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Short-Term Credit Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Short-Term Credit	10/12/15	10/9/15	$0.007
Class F	10/12/15	10/9/15	$0.007

A total of 1.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

On November 20, 2014, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio each of class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SS1-ANN-1015
1.9863239.100

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	0.72%	1.33%	2.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (--1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Rob Galusza: For the year, the fund slightly lagged the 0.81% return of the benchmark Barclays® U.S. 1-3 Year Government/Credit Bond Index. Versus the benchmark, we were hurt by wider spreads - or yields relative to U.S. Treasury investments - in the corporate bond market, as well as a high level of corporate bond issuance. We did, however, have good corporate bond picks. Underweighting Treasury investments hampered the fund's relative return, as they benefited in a more-volatile environment later in the period. In general, longer-dated bonds hurt relative fund performance more than short-term debt. Conversely, helpful security selection among corporate bonds, as well as overweightings in asset-backed and commercial mortgage-backed securities, aided performance. Certain segments within industrial credit also did well, as did debt securities with exposure to financially stronger U.S. consumers. Overall, we tried to stay focused on what we considered stable sources of returns that we thought could repeatedly add value. At period end, the fund focused on what I considered "go to" areas, including bonds backed by banking, insurance and tobacco companies, and also had reduced exposure to Treasury and agency securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
.45%
Actual		$ 1,000.00	$ 1,002.70	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 25.1%	U.S. Government and U.S. Government Agency Obligations 30.8%
AAA 24.3%	AAA 22.1%
AA 4.3%	AA 4.7%
A 21.4%	A 19.6%
BBB 21.5%	BBB 20.4%
BB and Below 2.7%	BB and Below 1.4%
Not Rated 0.2%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	2.0	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	1.7	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 45.9%		Corporate Bonds 44.1%
	U.S. Government and U.S. Government Agency Obligations 25.1%		U.S. Government and U.S. Government Agency Obligations 30.8%
	Asset-Backed Securities 15.2%		Asset-Backed Securities 13.9%
	CMOs and Other Mortgage Related Securities 10.9%		CMOs and Other Mortgage Related Securities 10.5%
	Municipal Bonds 0.0%		Municipal Bonds 0.2%
	Other Investments 2.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	15.1%	** Foreign investments	14.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.7%
American Honda Finance Corp. 0.95% 5/5/17	$ 10,565	$ 10,526
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	6,953	6,963
1.375% 8/1/17 (b)	11,809	11,720
1.45% 8/1/16 (b)	4,107	4,118
1.65% 3/2/18 (b)	6,953	6,904
1.65% 5/18/18 (b)	10,000	9,900
General Motors Financial Co., Inc. 2.4% 4/10/18	12,000	11,857
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	10,916	10,881
1.65% 5/22/18 (b)	5,300	5,257
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	6,354	6,361
2.375% 3/22/17 (b)	5,868	5,958
		90,445
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	5,280	5,264
COX Communications, Inc. 6.25% 6/1/18 (b)	1,399	1,537
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	10,429	10,497
Thomson Reuters Corp. 0.875% 5/23/16	3,051	3,048
Time Warner Cable, Inc. 5.85% 5/1/17	14,418	15,295
Time Warner, Inc. 6.875% 6/15/18	8,000	9,048
Viacom, Inc. 2.2% 4/1/19	6,953	6,759
Walt Disney Co. 1.1% 12/1/17	5,295	5,274
		56,722
TOTAL CONSUMER DISCRETIONARY		147,167
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Heineken NV 1.4% 10/1/17 (b)	3,112	3,101
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	13,054	13,236
		16,337
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	$ 4,880	$ 4,894
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	1,339	1,340
		6,234
Food Products - 1.1%
ConAgra Foods, Inc. 1.3% 1/25/16	17,266	17,272
General Mills, Inc.:
0.875% 1/29/16	5,323	5,326
1.4% 10/20/17	7,196	7,172
5.7% 2/15/17	5,000	5,309
H.J. Heinz Co. 1.6% 6/30/17 (b)	8,000	7,993
The J.M. Smucker Co. 1.75% 3/15/18 (b)	3,523	3,518
Tyson Foods, Inc. 2.65% 8/15/19	5,639	5,627
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	3,673	3,677
		55,894
Tobacco - 1.4%
BAT International Finance PLC:
1.85% 6/15/18 (b)	15,000	14,988
2.75% 6/15/20 (b)	10,510	10,654
Imperial Tobacco Finance PLC 2.05% 7/20/18 (b)	13,355	13,292
Philip Morris International, Inc. 1.25% 8/11/17	8,983	8,970
Reynolds American, Inc.:
1.05% 10/30/15	6,819	6,822
2.3% 6/12/18	2,339	2,353
3.25% 6/12/20	7,178	7,268
6.75% 6/15/17	8,181	8,851
		73,198
TOTAL CONSUMER STAPLES		151,663
ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	3,152	3,130
Noble Holding International Ltd. 4% 3/16/18	389	384
Petrofac Ltd. 3.4% 10/10/18 (b)	10,787	10,690
		14,204
Oil, Gas & Consumable Fuels - 3.6%
BG Energy Capital PLC 2.875% 10/15/16 (b)	6,229	6,323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
1.375% 5/10/18	$ 6,265	$ 6,192
1.846% 5/5/17	6,953	7,009
2.248% 11/1/16	6,334	6,411
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,135	2,105
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	7,043	7,024
ConocoPhillips Co. 1.5% 5/15/18	10,000	9,947
DCP Midstream Operating LP 2.7% 4/1/19	544	478
Enbridge, Inc.:
0.7338% 6/2/17 (d)	9,732	9,626
0.9337% 10/1/16 (d)	12,515	12,474
Enterprise Products Operating LP:
1.65% 5/7/18	2,186	2,168
2.55% 10/15/19	1,089	1,084
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,881
3.05% 12/1/19	3,665	3,604
Marathon Petroleum Corp. 3.5% 3/1/16	8,263	8,363
Petro-Canada 6.05% 5/15/18	6,953	7,663
Petrobras Global Finance BV:
2% 5/20/16	16,234	15,975
3.25% 3/17/17	6,953	6,662
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	5,713	5,710
Petroleos Mexicanos 3.125% 1/23/19	924	922
Phillips 66 Co. 2.95% 5/1/17	2,781	2,842
Schlumberger Investment SA 1.25% 8/1/17 (b)	9,133	9,061
Shell International Finance BV 2.125% 5/11/20	7,883	7,827
Southwestern Energy Co. 3.3% 1/23/18	2,006	2,000
Spectra Energy Partners, LP 2.95% 6/15/16	2,869	2,898
Total Capital International SA 1% 1/10/17	17,416	17,402
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (d)	14,114	14,112
1.875% 1/12/18	10,839	10,873
		188,636
TOTAL ENERGY		202,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 24.0%
Banks - 14.1%
ABN AMRO Bank NV 1.0936% 10/28/16 (b)(d)	$ 10,429	$ 10,469
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	8,587	8,597
1.875% 10/6/17	3,477	3,508
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b)	6,393	6,377
Bank of America Corp.:
1.25% 1/11/16	12,670	12,686
2% 1/11/18	11,269	11,267
2.6% 1/15/19	15,519	15,627
3.875% 3/22/17	10,429	10,782
Bank of Montreal 1.4% 4/10/18	6,000	5,934
Bank of Nova Scotia 1.375% 12/18/17	5,796	5,763
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	12,515	12,519
1.45% 9/8/17 (b)	10,429	10,359
1.55% 9/9/16 (b)	6,967	7,002
1.7% 3/5/18 (b)	17,382	17,256
Barclays Bank PLC 5% 9/22/16	10,429	10,838
Barclays PLC 2% 3/16/18	5,150	5,120
BNP Paribas 2.375% 9/14/17	12,744	12,896
BPCE SA 1.625% 2/10/17	6,953	6,978
Capital One Bank NA:
0.8144% 2/13/17 (d)	6,953	6,928
1.3% 6/5/17	9,732	9,640
Capital One NA 2.35% 8/17/18	5,000	4,985
Citigroup, Inc.:
0.5512% 6/9/16 (d)	4,867	4,845
1.2551% 7/25/16 (d)	2,830	2,837
1.3% 11/15/16	9,531	9,522
1.55% 8/14/17	27,810	27,719
1.7% 4/27/18	5,000	4,956
1.85% 11/24/17	6,953	6,949
2.15% 7/30/18	5,000	4,996
2.5% 9/26/18	11,000	11,103
2.5% 7/29/19	5,562	5,556
Citizens Bank NA 1.6% 12/4/17	10,429	10,394
Commonwealth Bank of Australia 1.125% 3/13/17	11,166	11,153
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch:
0.8216% 5/26/17 (d)	$ 6,953	$ 6,912
1.375% 5/26/17	21,414	21,377
1.75% 1/29/18	13,905	13,865
Discover Bank:
2% 2/21/18	14,190	14,052
2.6% 11/13/18	5,000	5,006
Fifth Third Bancorp 4.5% 6/1/18	4,867	5,170
Fifth Third Bank 2.15% 8/20/18	6,425	6,438
HSBC Bank PLC 1.5% 5/15/18 (b)	6,230	6,181
HSBC U.S.A., Inc.:
1.5% 11/13/17	5,562	5,539
1.7% 3/5/18	6,953	6,915
Huntington National Bank 2% 6/30/18	10,530	10,482
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	5,562	5,547
Intesa Sanpaolo SpA:
2.375% 1/13/17	15,397	15,431
3.125% 1/15/16	6,953	7,003
JPMorgan Chase & Co.:
1.35% 2/15/17	39,004	38,983
2.2% 10/22/19	3,329	3,301
2.35% 1/28/19	2,485	2,494
KeyBank NA 1.7% 6/1/18	7,948	7,916
La Caisse Centrale 1.75% 1/29/18 (b)	6,953	6,977
Lloyds Bank PLC 1.75% 3/16/18	5,945	5,914
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	7,940	7,894
Mizuho Bank Ltd.:
0.7308% 9/25/17 (b)(d)	10,429	10,392
1.55% 10/17/17 (b)	17,983	17,897
MUFG Americas Holdings Corp. 1.625% 2/9/18	1,552	1,547
MUFG Union Bank NA 1.5% 9/26/16	4,128	4,140
PNC Bank NA 1.5% 2/23/18	6,953	6,896
Regions Financial Corp. 2% 5/15/18	10,937	10,878
Royal Bank of Canada:
1.2% 1/23/17	6,933	6,944
1.5% 1/16/18	11,875	11,826
2.2% 7/27/18	6,258	6,319
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (d)	$ 29,971	$ 29,959
2.55% 9/18/15	28,985	29,001
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	13,905	13,868
1.45% 7/19/16	12,550	12,594
1.75% 1/16/18	6,953	6,928
1.8% 7/18/17	9,178	9,196
SunTrust Banks, Inc. 3.5% 1/20/17	7,094	7,272
Wells Fargo & Co. 1.5% 1/16/18	13,905	13,860
Wells Fargo Bank NA 0.5305% 5/16/16 (d)	7,659	7,642
Westpac Banking Corp.:
1.2% 5/19/17	17,382	17,368
1.5% 12/1/17	10,429	10,405
2% 8/14/17	10,819	10,942
		744,832
Capital Markets - 3.1%
Deutsche Bank AG London Branch 1.4% 2/13/17	24,334	24,243
Goldman Sachs Group, Inc.:
0.7308% 3/22/16 (d)	9,734	9,732
0.9991% 5/22/17 (d)	10,000	9,994
1.748% 9/15/17	17,382	17,341
2.375% 1/22/18	11,882	11,999
2.625% 1/31/19	6,953	7,023
JPMorgan Chase & Co. 1.7% 3/1/18	24,334	24,191
Lazard Group LLC 6.85% 6/15/17	205	222
Morgan Stanley:
1.75% 2/25/16	13,905	13,964
1.875% 1/5/18	6,953	6,953
2.375% 7/23/19	5,030	5,026
5.45% 1/9/17	11,124	11,702
UBS AG Stamford Branch:
1.375% 6/1/17	3,960	3,941
1.375% 8/14/17	10,805	10,769
1.8% 3/26/18	7,793	7,766
		164,866
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 3.3%
American Express Credit Corp.:
1.125% 6/5/17	$ 14,114	$ 14,009
2.8% 9/19/16	3,808	3,873
American Honda Finance Corp. 1.5% 9/11/17 (b)	3,585	3,585
Capital One Financial Corp. 0.9411% 11/6/15 (d)	5,562	5,564
Discover Financial Services 6.45% 6/12/17	16,591	17,944
Ford Motor Credit Co. LLC:
1.461% 3/27/17	5,562	5,537
1.684% 9/8/17	10,582	10,513
2.145% 1/9/18	6,953	6,926
2.24% 6/15/18	5,996	5,965
3% 6/12/17	19,307	19,639
General Electric Capital Corp.:
1.625% 4/2/18	20,000	19,975
2.9% 1/9/17	16,084	16,463
3.35% 10/17/16	18,456	18,949
Hyundai Capital America:
1.45% 2/6/17 (b)	7,209	7,193
2% 3/19/18 (b)	6,953	6,915
2.125% 10/2/17 (b)	7,941	7,964
John Deere Capital Corp. 1.6% 7/13/18	1,859	1,855
Synchrony Financial 1.875% 8/15/17	1,289	1,284
		174,153
Diversified Financial Services - 0.7%
AIG Global Funding 1.65% 12/15/17 (b)	6,953	6,943
Berkshire Hathaway Finance Corp.:
0.586% 1/12/18 (d)	6,953	6,943
1.6% 5/15/17	6,953	6,999
Berkshire Hathaway, Inc. 1.55% 2/9/18	6,071	6,080
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	4,297	4,369
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	3,262	3,279
		34,613
Insurance - 1.5%
American International Group, Inc.:
2.3% 7/16/19	12,995	12,956
5.85% 1/16/18	6,539	7,143
Aon Corp. 5% 9/30/20	2,836	3,122
Assurant, Inc. 2.5% 3/15/18	6,953	7,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	$ 6,393	$ 6,490
MetLife, Inc.:
1.756% 12/15/17 (d)	2,606	2,619
1.903% 12/15/17 (d)	1,118	1,123
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	10,429	10,439
1.5% 1/10/18 (b)	13,857	13,783
Pricoa Global Funding I 1.15% 11/25/16 (b)	4,193	4,203
Prudential Financial, Inc. 2.3% 8/15/18	5,774	5,836
Symetra Financial Corp. 6.125% 4/1/16 (b)	2,979	3,054
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	1,504	1,513
		79,301
Real Estate Investment Trusts - 0.6%
Boston Properties, Inc. 3.7% 11/15/18	3,425	3,578
DDR Corp. 9.625% 3/15/16	1,821	1,901
Equity One, Inc. 6.25% 1/15/17	250	265
ERP Operating LP 2.375% 7/1/19	3,575	3,581
HCP, Inc. 3.75% 2/1/16	3,372	3,409
Health Care Property Investors, Inc. 6% 1/30/17	8,202	8,676
Health Care REIT, Inc.:
2.25% 3/15/18	2,467	2,470
4.7% 9/15/17	5,857	6,178
Select Income REIT 2.85% 2/1/18	2,492	2,500
		32,558
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP 6% 4/1/16	10,114	10,367
Essex Portfolio LP 5.5% 3/15/17	5,190	5,474
Mack-Cali Realty LP:
2.5% 12/15/17	4,214	4,227
5.8% 1/15/16	879	892
Ventas Realty LP:
1.25% 4/17/17	2,663	2,643
1.55% 9/26/16	2,618	2,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	$ 3,769	$ 3,780
Washington Prime Group LP 3.85% 4/1/20 (b)	8,149	8,265
		38,271
TOTAL FINANCIALS		1,268,594
HEALTH CARE - 3.5%
Biotechnology - 0.5%
Amgen, Inc.:
1.25% 5/22/17	10,916	10,886
2.2% 5/22/19	8,204	8,139
Celgene Corp. 2.125% 8/15/18	4,784	4,785
		23,810
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	7,045	7,040
Medtronic, Inc. 1.5% 3/15/18 (b)	8,483	8,459
Zimmer Biomet Holdings, Inc. 2% 4/1/18	10,317	10,261
		25,760
Health Care Providers & Services - 0.5%
Cardinal Health, Inc. 1.95% 6/15/18	1,536	1,533
Express Scripts Holding Co. 1.25% 6/2/17	13,725	13,655
UnitedHealth Group, Inc. 1.9% 7/16/18	9,338	9,362
WellPoint, Inc. 1.875% 1/15/18	3,160	3,144
		27,694
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,639	1,630
Pharmaceuticals - 2.0%
AbbVie, Inc.:
1.2% 11/6/15	13,975	13,987
1.75% 11/6/17	10,200	10,191
1.8% 5/14/18	13,720	13,625
2.5% 5/14/20	8,000	7,906
Actavis Funding SCS:
1.3679% 3/12/18 (d)	13,905	13,929
2.35% 3/12/18	13,905	13,893
3% 3/12/20	4,517	4,496
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	11,490	11,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC: - continued
2.375% 10/8/19 (b)	$ 6,535	$ 6,563
Mylan, Inc. 1.35% 11/29/16	1,940	1,923
Perrigo Co. PLC 1.3% 11/8/16	1,638	1,628
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,042	2,034
Zoetis, Inc.:
1.15% 2/1/16	5,270	5,268
1.875% 2/1/18	940	934
		107,897
TOTAL HEALTH CARE		186,791
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	5,013	4,961
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	25	26
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	2,733	2,706
2.625% 9/4/18	5,039	5,026
		7,732
TOTAL INDUSTRIALS		12,719
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.:
1.1% 3/3/17	8,114	8,127
1.65% 6/15/18	10,400	10,395
		18,522
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	9,409	9,399
Tyco Electronics Group SA:
2.375% 12/17/18	1,203	1,209
6.55% 10/1/17	22,961	25,196
		35,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	$ 8,554	$ 8,719
3.65% 8/22/18	3,229	3,356
		12,075
TOTAL INFORMATION TECHNOLOGY		66,401
MATERIALS - 1.1%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	15,080	14,997
Ecolab, Inc.:
1.45% 12/8/17	3,216	3,178
1.55% 1/12/18	10,492	10,390
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,944
		34,509
Metals & Mining - 0.4%
Anglo American Capital PLC 1.2388% 4/15/16 (b)(d)	6,350	6,350
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,449	3,208
Rio Tinto Finance (U.S.A.) PLC:
1.1233% 6/17/16 (d)	4,867	4,873
1.625% 8/21/17	6,049	6,011
		20,442
TOTAL MATERIALS		54,951
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
1.4% 12/1/17	5,980	5,917
2.45% 6/30/20	5,486	5,434
2.95% 5/15/16	11,521	11,666
BellSouth Corp. 4.821% 4/26/16 (b)(d)	8,500	8,701
British Telecommunications PLC:
1.25% 2/14/17	12,690	12,656
1.625% 6/28/16	9,608	9,649
2.35% 2/14/19	5,701	5,680
CenturyLink, Inc. 5.15% 6/15/17	7,745	7,939
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	$ 6,007	$ 6,082
Verizon Communications, Inc.:
2% 11/1/16	12,568	12,663
2.5% 9/15/16	19,918	20,202
		106,589
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (d)	7,161	7,193
2.375% 9/8/16	8,389	8,477
Vodafone Group PLC 1.5% 2/19/18	5,562	5,485
		21,155
TOTAL TELECOMMUNICATION SERVICES		127,744
UTILITIES - 3.8%
Electric Utilities - 2.2%
American Electric Power Co., Inc. 1.65% 12/15/17	8,606	8,578
Cleveland Electric Illuminating Co. 5.7% 4/1/17	1,839	1,951
Duke Energy Corp.:
0.6636% 4/3/17 (d)	9,375	9,352
1.625% 8/15/17	3,436	3,444
2.1% 6/15/18	10,853	11,023
Eversource Energy 1.45% 5/1/18	1,658	1,636
Exelon Corp.:
1.55% 6/9/17	1,035	1,032
2.85% 6/15/20	1,524	1,521
FirstEnergy Corp. 2.75% 3/15/18	18,853	18,913
LG&E and KU Energy LLC 2.125% 11/15/15	10,894	10,922
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	10,054	9,998
Pacific Gas & Electric Co. 5.625% 11/30/17	9,614	10,431
TECO Finance, Inc.:
0.8835% 4/10/18 (d)	10,800	10,810
4% 3/15/16	2,677	2,717
Xcel Energy, Inc. 0.75% 5/9/16	13,905	13,890
		116,218
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 1.5% 6/1/18	7,838	7,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
1.4% 9/15/17	$ 3,761	$ 3,732
1.9% 6/15/18	8,442	8,397
1.95% 8/15/16	4,155	4,183
2.5% 12/1/19	9,562	9,584
2.5818% 9/30/66 (d)	5,292	4,608
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	19,433	19,323
Sempra Energy 2.3% 4/1/17	17,962	18,184
Wisconsin Energy Corp. 1.65% 6/15/18	10,003	9,984
		77,995
TOTAL UTILITIES		201,931
TOTAL NONCONVERTIBLE BONDS (Cost $2,424,936)		2,420,801
U.S. Treasury Obligations - 20.6%

U.S. Treasury Notes:
0.5% 7/31/17 (c)	437,479	435,505
0.875% 10/15/17	130,811	130,939
0.875% 7/15/18	164,019	163,207
1% 5/15/18	335,175	335,048
1.375% 2/28/19	22,189	22,277
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,085,115)		1,086,976
U.S. Government Agency - Mortgage Securities - 2.5%

Fannie Mae - 1.6%
2.159% 11/1/34 (d)	605	640
2.229% 10/1/35 (d)	3,986	4,218
2.231% 1/1/40 (d)	1,334	1,421
2.273% 3/1/40 (d)	941	1,004
2.288% 2/1/35 (d)	1,039	1,100
2.3% 2/1/40 (d)	2,325	2,477
2.31% 12/1/39 (d)	341	365
2.313% 1/1/40 (d)	2,165	2,312
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.36% 11/1/36 (d)	$ 1,351	$ 1,437
2.392% 5/1/35 (d)	1,008	1,074
2.393% 4/1/35 (d)	1,546	1,645
2.427% 12/1/34 (d)	539	577
2.435% 2/1/40 (d)	652	698
2.439% 7/1/35 (d)	913	973
2.456% 3/1/40 (d)	1,119	1,193
2.463% 12/1/33 (d)	476	507
2.498% 11/1/34 (d)	4,354	4,661
2.541% 10/1/41 (d)	2,116	2,266
2.557% 6/1/42 (d)	796	823
2.69% 2/1/42 (d)	4,094	4,235
2.695% 9/1/41 (d)	3,161	3,384
2.758% 1/1/42 (d)	3,810	3,961
2.96% 11/1/40 (d)	478	501
2.982% 9/1/41 (d)	484	505
3.015% 8/1/41 (d)	630	671
3.059% 10/1/41 (d)	211	219
3.239% 7/1/41 (d)	805	852
3.309% 10/1/41 (d)	459	483
3.5% 1/1/26 to 9/1/29	24,352	25,807
3.554% 7/1/41 (d)	922	975
5.5% 10/1/17 to 11/1/34	14,432	16,075
6.5% 1/1/16 to 8/1/17	62	64
7% 10/1/15 to 11/1/18	29	30
7.5% 11/1/31	2	2
TOTAL FANNIE MAE		87,155
Freddie Mac - 0.9%
2.171% 11/1/35 (d)	741	785
2.394% 10/1/42 (d)	4,357	4,594
2.397% 8/1/36 (d)	462	492
2.41% 4/1/40 (d)	787	837
2.527% 2/1/40 (d)	1,211	1,295
2.53% 4/1/40 (d)	781	836
2.972% 8/1/41 (d)	1,592	1,704
3% 8/1/21	4,298	4,457
3.146% 9/1/41 (d)	1,041	1,115
3.22% 9/1/41 (d)	523	548
3.235% 4/1/41 (d)	562	589
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.289% 6/1/41 (d)	$ 604	$ 638
3.444% 5/1/41 (d)	557	583
3.5% 8/1/26	13,699	14,480
3.62% 6/1/41 (d)	862	913
3.705% 5/1/41 (d)	750	795
4% 9/1/25 to 4/1/26	4,952	5,299
4.5% 8/1/18 to 11/1/18	3,486	3,621
5% 4/1/20	1,527	1,598
8.5% 5/1/27 to 7/1/28	119	143
TOTAL FREDDIE MAC		45,322
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	833	976
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $131,257)		133,453
Asset-Backed Securities - 15.2%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	833	806
Series 2005-1 Class M1, 0.9044% 4/25/35 (d)	311	280
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8494% 3/25/34 (d)	47	45
Series 2006-OP1 Class M1, 0.4794% 4/25/36 (d)	5,562	1,454
Ally Auto Receivables Trust:
Series 2014-SN1 Class A3, 0.75% 2/21/17	6,831	6,806
Series 2015-1 Class A3, 1.39% 9/16/19	7,378	7,379
Series 2015-SN1 Class A3, 1.21% 12/20/17	3,583	3,589
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	3,525	3,544
Series 2012-5 Class A, 1.54% 9/15/19	16,078	16,097
Series 2014-1 Class A2, 1.29% 1/15/19	5,000	5,003
Series 2014-3 Class A, 1.33% 3/15/19	25,279	25,286
Series 2014-4 Class A2, 1.43% 6/17/19	10,394	10,434
Series 2014-5 Class A2, 1.6% 10/15/19	20,858	20,970
Series 2015-3 Class A, 1.63% 5/15/20	10,590	10,561
American Express Credit Account Master Trust:
Series 2014-2 Class A, 1.26% 1/15/20	10,945	10,968
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust: - continued
Series 2014-3 Class A, 1.49% 4/15/20	$ 13,905	$ 14,000
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	2,597	2,573
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	2,308	2,307
Series 2013-5 Class A3, 0.9% 9/10/18	8,078	8,072
Series 2014-1 Class A3, 0.9% 2/8/19	5,363	5,344
Series 2014-2 Class A3, 0.94% 2/8/19	10,902	10,863
Series 2015-2 Class A3, 1.27% 1/8/20	8,000	7,987
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0244% 4/25/34 (d)	42	31
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (d)	263	243
Series 2004-W7 Class M1, 1.0244% 5/25/34 (d)	158	152
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (d)	543	194
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5694% 3/25/36 (d)	5	0
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	10,711	10,692
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	8,343	8,340
Series 2014-3 Class A2, 1.18% 12/20/17	8,109	8,104
Series 2015-1 Class A2, 1.42% 6/20/18	6,953	6,950
Series 2015-2 Class A2, 1.39% 9/20/18	5,488	5,464
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	9,123	9,125
Series 2014-A5 Class A, 1.48% 7/15/20	13,314	13,387
Series 2015-A1 Class A, 1.39% 1/15/21	15,180	15,193
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	5,237	5,245
Series 2015-3 Class A3, 1.63% 5/15/20	5,000	5,011
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (d)	844	557
CFC LLC:
Series 2013-2A Class A, 1.75% 11/15/17 (b)	796	796
Series 2014-1A Class A, 1.46% 12/17/18 (b)	2,355	2,352
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	6,953	6,960
Series 2014-A7 Class A, 1.38% 11/15/19	13,063	13,098
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust: - continued
Series 2015-A2, Class A, 1.59% 2/18/20	$ 6,953	$ 6,983
Series 2015-A7 Class A7, 1.5% 7/15/20	10,463	10,500
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	11,350	11,325
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	10,498	10,512
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	7,766	7,779
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	19,370	19,403
Series 2014-A2 Class A2, 1.02% 2/22/19	11,159	11,154
Series 2014-A4 Class A4, 1.23% 4/24/19	10,881	10,905
Series 2014-A8 Class A8, 1.73% 4/9/20	13,905	14,028
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6994% 7/25/34 (d)	210	185
Series 2004-3 Class M4, 1.6544% 4/25/34 (d)	33	29
Series 2004-4 Class M2, 0.9944% 6/25/34 (d)	49	44
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	5,910	5,906
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	5,000	4,981
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	12,156	12,172
Series 2014-A3 Class A3, 1.22% 10/15/19	10,881	10,905
Series 2014-A5 Class A, 1.39% 4/15/20	10,429	10,444
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	6,064	6,052
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	15,795	15,759
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	10,429	10,376
Fannie Mae Series 2004-T5:
Class AB1, 0.6675% 5/28/35 (d)	441	412
Class AB3, 0.9538% 5/28/35 (d)	190	176
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (d)	196	183
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	8,000	7,983
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	7,294	7,366
Series 2012-5 Class A, 1.49% 9/15/19	34,154	34,172
Series 2014-1 Class A1, 1.2% 2/15/19	14,283	14,276
Series 2014-4 Class A1, 1.4% 8/15/19	11,850	11,841
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,666
Series 2015-4 Class A1, 1.8% 8/15/20	8,300	8,320
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6244% 11/25/34 (d)	$ 285	$ 107
Class M5, 1.6994% 11/25/34 (d)	105	2
Series 2005-A:
Class M3, 0.9344% 1/25/35 (d)	444	379
Class M4, 1.2194% 1/25/35 (d)	163	105
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(d)	525	490
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(d)	102	98
Class B, 0.4776% 11/15/34 (b)(d)	37	34
Class C, 0.5776% 11/15/34 (b)(d)	61	54
Class D, 0.9476% 11/15/34 (b)(d)	23	19
GE Equipment Small Ticket LLC Series 2013-1A Class A3, 1.02% 2/24/17 (b)	4,458	4,441
GE Equipment Transportation LLC:
Series 2012-2 Class A4, 0.92% 9/25/17	5,638	5,637
Series 2014-1 Class A3, 0.97% 4/23/18	8,168	8,155
Series 2015-1 Class A3, 1.28% 2/25/19	6,605	6,618
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	8,860	8,866
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	10,790	10,801
Series 2015-1 Class A3, 1.53% 9/20/18	9,034	9,085
Series 2015-2 Class A3, 1.89% 12/20/18	7,804	7,840
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	9,353	9,294
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (d)	46	43
Series 2003-3 Class M1, 1.4894% 8/25/33 (d)	213	205
Series 2003-5 Class A2, 0.8905% 12/25/33 (d)	142	133
Series 2004-1 Class M2, 1.8994% 6/25/34 (d)	172	157
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (d)	627	418
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	13,502	13,508
Series 2015-A Class A3, 1.42% 9/17/18 (b)	9,338	9,345
Series 2015-B Class A3, 1.4% 11/15/18 (b)	9,891	9,892
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5476% 5/15/18 (b)(d)	11,309	11,286
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (d)	44	18
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (d)	$ 175	$ 174
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (d)	65	65
Series 2006-A Class 2C, 1.432% 3/27/42 (d)	359	178
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3494% 7/25/36 (d)	5,592	2,892
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (d)	228	3
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	12,088	12,091
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (d)	20	17
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (d)	48	44
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (d)	101	100
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (d)	525	507
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (d)	255	238
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (d)	135	128
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (d)	106	2
Series 2006-NC4 Class A2D, 0.4394% 6/25/36 (d)	4,961	3,611
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	5,997	5,978
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	10,429	10,386
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0436% 10/30/45 (d)	1,227	1,216
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (d)	2,300	2,177
Class M4, 2.3744% 9/25/34 (d)	320	148
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (d)	691	609
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (d)	2	2
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	1,466	1,466
Series 2014-3 Class A3, 0.81% 7/16/18	9,039	9,025
Series 2014-4 Class B, 1.82% 5/15/19	5,080	5,107
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (d)	372	342
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8659% 6/15/33 (d)	$ 700	$ 675
Class C, 1.2359% 6/15/33 (d)	2,163	2,097
Series 2004-B:
Class A2, 0.4859% 6/15/21 (d)	1,499	1,491
Class C, 1.1559% 9/15/33 (d)	2,443	2,346
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (d)	29	25
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	10,500	10,484
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (d)	268	239
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(d)	272	155
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	8,327	8,325
Series 2015-A Class A3, 1.25% 12/20/17	6,953	6,957
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	7,187	7,162
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	6,774	6,750
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	8,516	8,547
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(d)	3,884	3,872
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.51% 10/15/18	7,910	7,905
TOTAL ASSET-BACKED SECURITIES (Cost $805,969)		799,665
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 1.3%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4523% 4/26/36 (b)(d)	2,281	2,223
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (b)(d)	693	696
Series 2012-2R Class 1A1, 2.6132% 5/27/35 (b)(d)	3,498	3,604
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (d)	49	48
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A5, 0.3428% 12/20/54 (b)(d)	$ 7,802	$ 7,757
Class C2, 1.4028% 12/20/54 (b)(d)	2,900	2,865
Series 2006-2:
Class A4, 0.2828% 12/20/54 (d)	1,113	1,104
Class C1, 1.1428% 12/20/54 (d)	10,492	10,235
Class M2, 0.6628% 12/20/54 (d)	2,086	2,042
Series 2006-3 Class C2, 1.2028% 12/20/54 (d)	4,597	4,529
Series 2006-4:
Class A4, 0.3028% 12/20/54 (d)	2,022	2,007
Class B1, 0.3828% 12/20/54 (d)	9,293	9,115
Class C1, 0.9628% 12/20/54 (d)	5,682	5,499
Class M1, 0.5428% 12/20/54 (d)	2,448	2,387
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (d)	932	896
Class 1M1, 0.5028% 12/20/54 (d)	613	592
Class 2C1, 1.0628% 12/20/54 (d)	425	413
Class 2M1, 0.7028% 12/20/54 (d)	788	772
Class 3A1, 0.4028% 12/20/54 (d)	2,063	2,052
Series 2007-2:
Class 2C1, 1.0576% 12/17/54 (d)	1,091	1,061
Class 3A1, 0.3776% 12/17/54 (d)	431	428
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (d)	1,455	1,452
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.687% 1/20/44 (d)	340	340
Class 1C, 2.737% 1/20/44 (d)	1,838	1,820
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (d)	5,809	5,788
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (d)	1,564	1,559
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (d)	254	235
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (d)	323	291
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(d)	127	115
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0385% 6/10/35 (b)(d)	$ 21	$ 20
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (d)	11	11
TOTAL PRIVATE SPONSOR		71,956
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6994% 9/25/23 (d)	298	299
Series 2010-86 Class FE, 0.6494% 8/25/25 (d)	1,157	1,168
Series 2013-9 Class FA, 0.5494% 3/25/42 (d)	9,993	10,032
floater planned amortization class Series 2005-90 Class FC, 0.4494% 10/25/35 (d)	2,095	2,101
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,973	4,211
planned amortization class Series 2012-94 Class E, 3% 6/25/22	2,148	2,212
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	445	504
Series 2009-31 Class A, 4% 2/25/24	460	474
Series 2010-135 Class DE, 2.25% 4/25/24	1,981	2,013
Series 2011-16 Class FB, 0.3494% 3/25/31 (d)	5,147	5,159
Freddie Mac:
floater:
Series 2711 Class FC, 1.0976% 2/15/33 (d)	3,326	3,388
Series 3879 Class AF, 0.6276% 6/15/41 (d)	4,960	4,991
floater planned amortization class:
Series 2953 Class LF, 0.4976% 12/15/34 (d)	1,278	1,284
Series 3117 Class JF, 0.4976% 2/15/36 (d)	2,036	2,045
floater sequential payer:
Series 3325:
Class FM, 0.6276% 5/15/37 (d)	1,898	1,910
Class FN, 0.6276% 5/15/37 (d)	1,898	1,910
Series 3943 Class EF 0.4476% 2/15/26 (d)	3,625	3,633
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	5,329	5,406
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	115	118
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 3792 Class DF, 0.5976% 11/15/40 (d)	$ 6,762	$ 6,785
Series 3820 Class DA, 4% 11/15/35	3,096	3,270
Series 3949 Class MK, 4.5% 10/15/34	2,411	2,614
Series 4221-CLS Class GA, 1.4% 7/15/23	11,362	11,324
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7276% 12/16/39 (d)	1,488	1,501
Series 2012-113 Class FJ, 0.4528% 1/20/42 (d)	3,168	3,169
floater planned amortization class Series 2005-47 Class FX, 0.3528% 5/20/34 (d)	5,416	5,413
floater sequential payer:
Series 2010-120 Class FB 0.5028% 9/20/35 (d)	968	969
Series 2011-150 Class D, 3% 4/20/37	290	293
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	9,926	10,173
TOTAL U.S. GOVERNMENT AGENCY		98,369
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,055)		170,325
Commercial Mortgage Securities - 9.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (d)(e)	887	11
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	5,406	5,516
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	9,861	10,143
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (b)(d)	6,872	6,812
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(d)	22	20
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(d)	1,516	1,347
Class B1, 1.5994% 1/25/36 (b)(d)	57	37
Class M1, 0.6494% 1/25/36 (b)(d)	484	392
Class M2, 0.6694% 1/25/36 (b)(d)	157	123
Class M3, 0.6994% 1/25/36 (b)(d)	209	157
Class M4, 0.8094% 1/25/36 (b)(d)	116	85
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M5, 0.8494% 1/25/36 (b)(d)	$ 116	$ 85
Class M6, 0.8994% 1/25/36 (b)(d)	117	84
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(d)	22	2
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(d)	924	774
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(d)	179	153
Class A2, 0.5194% 7/25/37 (b)(d)	168	138
Class M1, 0.5694% 7/25/37 (b)(d)	86	66
Class M2, 0.6094% 7/25/37 (b)(d)	48	34
Class M3, 0.6894% 7/25/37 (b)(d)	37	22
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(d)	227	185
Class M1, 0.5094% 7/25/37 (b)(d)	171	132
Class M2, 0.5394% 7/25/37 (b)(d)	183	131
Class M3, 0.5694% 7/25/37 (b)(d)	297	131
Class M4, 0.6994% 7/25/37 (b)(d)	466	137
Class M5, 0.7994% 7/25/37 (b)(d)	218	43
Series 2007-4A:
Class A2, 0.7494% 9/25/37 (b)(d)	2,324	1,643
Class M1, 1.1494% 9/25/37 (b)(d)	311	59
Series 2006-2A Class IO, 0% 7/25/36 (b)(d)(e)	15,418	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	9,231	9,516
Series 2006-PW14 Class A1A, 5.189% 12/11/38	3,437	3,570
Series 2006-T22 Class A1A, 5.5924% 4/12/38 (d)	8,677	8,804
Series 2006-PW12 Class A1A, 5.7088% 9/11/38 (d)	7,342	7,493
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (b)(d)	6,870	6,792
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(d)	1,315	1,251
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	5,757	6,154
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (b)(d)	9,338	9,323
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,388	3,485
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (d)	4,893	4,970
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,640	2,623
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (d)	$ 1,545	$ 1,550
Series 2006-CD2 Class A1B, 5.3004% 1/15/46 (d)	13,265	13,279
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.087% 6/11/27 (b)(d)	15,295	15,254
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(d)	59	59
sequential payer:
Series 2006-C7 Class A1A, 5.7386% 6/10/46 (d)	9,909	10,168
Series 2006-C8:
Class A1A, 5.292% 12/10/46	8,145	8,453
Class A4, 5.306% 12/10/46	9,592	9,910
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	1,120	1,117
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(d)	1,412	1,402
Class C, 2.4476% 3/15/17 (b)(d)	1,376	1,367
Class D, 3.3976% 3/15/17 (b)(d)	2,081	2,064
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (b)(d)	12,691	12,596
Class B, 1.3873% 4/15/27 (b)(d)	6,601	6,566
Del Coronado Trust floater Series 2013-HDC Class A, 0.9855% 3/15/26 (b)(d)	3,477	3,469
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	2,030	2,043
Series K707 Class A1, 1.615% 9/25/18	5,497	5,536
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(d)	17,602	17,598
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2753% 3/10/44 (d)	5,682	5,699
Series 2006-C1 Class A1A, 5.2753% 3/10/44 (d)	5,605	5,652
Series 2007-C1 Class A1A, 5.483% 12/10/49 (d)	5,226	5,465
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (d)	6,087	6,178
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.553% 4/10/38 (d)	5,140	5,170
Class A4, 5.553% 4/10/38 (d)	5,869	5,875
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	$ 1,620	$ 1,637
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (b)(d)	2,975	2,966
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	5,216	5,406
Class A4, 5.56% 11/10/39	10,822	11,151
Series 2011-GC5 Class A1, 1.468% 8/10/44	49	49
Series 2012-GC6 Class A1, 1.282% 1/10/45	229	229
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	2,803	2,786
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (b)(d)	5,724	5,720
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	1,502	1,505
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (b)(d)	4,653	4,647
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(d)	66	64
Class F, 0.5276% 11/15/18 (b)(d)	127	122
Class G, 0.5576% 11/15/18 (b)(d)	110	105
Class H, 0.6976% 11/15/18 (b)(d)	121	116
Series 2014-BXH Class A, 1.0976% 4/15/27 (b)(d)	9,734	9,712
Series 2014-FL5 Class A, 1.1673% 7/15/31 (b)(d)	7,092	7,080
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	10,109	10,395
Series 2006-LDP8 Class A4, 5.399% 5/15/45	9,397	9,590
Series 2013-C10, Class A1, 0.7302% 12/15/47	1,738	1,730
Series 13-LC11 Class A1, 0.7664% 4/15/46	5,290	5,259
Series 2006-LDP7 Class A1A, 5.9047% 4/15/45 (d)	11,278	11,549
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	2,293	2,299
Series 2006-C6 Class A4, 5.372% 9/15/39	2,331	2,396
Series 2007-C1 Class A4, 5.424% 2/15/40	11,473	11,940
Series 2007-C7 Class A3, 5.866% 9/15/45	4,463	4,808
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	8,360	8,605
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	$ 12,121	$ 12,604
Series 2006-1 Class AM, 5.5154% 2/12/39 (d)	1,574	1,593
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,737	1,736
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(d)	241	241
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(d)	1,247	1,243
Class E, 0.4355% 10/15/20 (b)(d)	391	388
Class F, 0.4855% 10/15/20 (b)(d)	234	233
Class G, 0.5255% 10/15/20 (b)(d)	290	288
Class H, 0.6155% 10/15/20 (b)(d)	262	255
Class J, 0.7655% 10/15/20 (b)(d)	152	140
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	3,154	3,277
Series 2007-IQ14 Class A2, 5.61% 4/15/49	1,254	1,255
Series 2012-C4 Class A1, 1.085% 3/15/45	1,525	1,525
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	5,399	5,476
Series 2006-IQ11 Class A1A, 5.6968% 10/15/42 (d)	9,678	9,824
Series 2007-T27 Class A1A, 5.649% 6/11/42 (d)	8,612	9,118
SCG Trust Series 2013-SRP1 Class A, 1.5873% 11/15/26 (b)(d)	6,227	6,193
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	361	361
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	2,370	2,356
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(d)	266	253
sequential payer Series 2006-C29:
Class A1A, 5.297% 11/15/48	13,200	13,751
Class A4, 5.308% 11/15/48	2,353	2,426
Series 2006-C23:
Class A1A, 5.422% 1/15/45	13,687	13,809
Class A5, 5.416% 1/15/45 (d)	10,672	10,745
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	7,625	7,709
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (d)	7,295	7,449
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	9,248	9,497
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	6,204	6,330
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 556	$ 557
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	8,443	8,436
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	377	377
Series 2012-C8 Class A1, 0.864% 8/15/45	1,842	1,838
Series 2013-C13 Class A1, 0.778% 5/15/45	1,650	1,640
Series 2013-C14 Class A1, 0.836% 6/15/46	1,883	1,871
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (b)(d)	6,172	6,137
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $534,608)		511,710
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $1,488)	1,490	1,487
Bank Notes - 2.4%

Bank of America NA:
1.25% 2/14/17	11,138	11,127
1.75% 6/5/18	10,000	9,947
5.3% 3/15/17	1,350	1,419
Barclays Bank PLC 2.5% 2/20/19	9,004	9,088
Branch Banking & Trust Co. 1.45% 10/3/16	13,905	13,966
Capital One Bank NA:
1.15% 11/21/16	4,148	4,128
1.2% 2/13/17	10,153	10,073
Capital One NA:
1.5% 9/5/17	7,022	6,956
1.65% 2/5/18	10,429	10,296
Discover Bank 3.1% 6/4/20	5,008	4,997
KeyBank NA:
1.65% 2/1/18	4,023	4,008
2.5% 12/15/19	3,993	3,998
Manufacturers & Traders Trust Co. 1.4% 7/25/17	10,916	10,878
Marshall & Ilsley Bank 5% 1/17/17	477	498
PNC Bank NA 1.15% 11/1/16	6,928	6,919
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Regions Bank 7.5% 5/15/18	$ 744	$ 844
Regions Financial Corp. 2.25% 9/14/18	10,000	9,995
Union Bank NA 3% 6/6/16	6,953	7,065
TOTAL BANK NOTES (Cost $126,443)		126,202
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $15,111)	15,110,864	15,111
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,289,982)		5,265,730
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,107
NET ASSETS - 100%		$ 5,277,837
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid)(000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Sep. 2034	Merrill Lynch International	4.60%	$ 116	$ (11)	$ -	$ (11)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $767,246,000 or 14.5% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $100,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 70
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,420,801	$ -	$ 2,420,801	$ -
U.S. Government and Government Agency Obligations	1,086,976	-	1,086,976	-
U.S. Government Agency - Mortgage Securities	133,453	-	133,453	-
Asset-Backed Securities	799,665	-	799,401	264
Collateralized Mortgage Obligations	170,325	-	170,325	-
Commercial Mortgage Securities	511,710	-	511,708	2
Supranational Obligations	1,487	-	1,487	-
Bank Notes	126,202	-	126,202	-
Money Market Funds	15,111	15,111	-	-
Total Investments in Securities:	$ 5,265,730	$ 15,111	$ 5,250,353	$ 266
Derivative Instruments:
Liabilities
Swaps	$ (11)	$ -	$ (11)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amount in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (11)
Total Value of Derivatives	$ -	$ (11)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
United Kingdom	5.2%
Japan	2.3%
Canada	1.9%
Luxembourg	1.4%
Netherlands	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,274,871)	$ 5,250,619
Fidelity Central Funds (cost $15,111)	15,111
Total Investments (cost $5,289,982)		$ 5,265,730
Cash		8
Receivable for investments sold		483
Receivable for fund shares sold		6,497
Interest receivable		18,760
Distributions receivable from Fidelity Central Funds		4
Other receivables		72
Total assets		5,291,554

Liabilities
Payable for fund shares redeemed	$ 11,328
Distributions payable	315
Bi-lateral OTC swaps, at value	11
Accrued management fee	1,371
Other affiliated payables	620
Other payables and accrued expenses	72
Total liabilities		13,717

Net Assets		$ 5,277,837
Net Assets consist of:
Paid in capital		$ 5,536,134
Undistributed net investment income		3,878
Accumulated undistributed net realized gain (loss) on investments		(237,912)
Net unrealized appreciation (depreciation) on investments		(24,263)
Net Assets, for 615,106 shares outstanding		$ 5,277,837
Net Asset Value, offering price and redemption price per share ($5,277,837 ÷ 615,106 shares)		$ 8.58

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Interest		$ 99,007
Income from Fidelity Central Funds		70
Total income		99,077

Expenses
Management fee	$ 20,431
Transfer agent fees	5,850
Fund wide operations fee	2,563
Independent trustees' compensation	29
Miscellaneous	10
Total expenses before reductions	28,883
Expense reductions	(1)	28,882
Net investment income (loss)		70,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,376
Redemption in-kind with affiliated entities	11,313
Swaps	9
Total net realized gain (loss)		20,698
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,341)
Swaps	114
Total change in net unrealized appreciation (depreciation)		(40,227)
Net gain (loss)		(19,529)
Net increase (decrease) in net assets resulting from operations		$ 50,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,195	$ 79,981
Net realized gain (loss)	20,698	9,999
Change in net unrealized appreciation (depreciation)	(40,227)	39,338
Net increase (decrease) in net assets resulting from operations	50,666	129,318
Distributions to shareholders from net investment income	(63,086)	(76,664)
Share transactions - net increase (decrease)	(2,474,909)	(1,225,675)
Total increase (decrease) in net assets	(2,487,329)	(1,173,021)

Net Assets
Beginning of period	7,765,166	8,938,187
End of period (including undistributed net investment income of $3,878 and distributions in excess of net investment income of $1,212, respectively)	$ 5,277,837	$ 7,765,166

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Short-Term Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48
Income from Investment Operations
Net investment income (loss)B	.091	.082	.073	.098	.127
Net realized and unrealized gain (loss)	(.029)	.047	(.043)	.066	.052
Total from investment operations	.062	.129	.030	.164	.179
Distributions from net investment income	(.082)	(.079)	(.070)	(.104)	(.129)
Net asset value, end of period	$ 8.58	$ 8.60	$ 8.55	$ 8.59	$ 8.53
Total ReturnA	.72%	1.51%	.35%	1.94%	2.13%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.06%	.96%	.85%	1.15%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 5,278	$ 6,386	$ 7,251	$ 7,494	$ 7,952
Portfolio turnover rateD	83%F	76%	68%	71%	223%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offered Class F shares during the period June 26, 2009 through March 27, 2015 and all outstanding shares were redeemed by March 27, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, supranational obligations, and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, swap, deferred trustees compensation, financing transactions and capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,488
Gross unrealized depreciation	(43,739)
Net unrealized appreciation (depreciation) on securities	$ (20,251)

Tax Cost	$ 5,285,981

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (234,987)
Net unrealized appreciation (depreciation) on securities and other investments	$ (20,263)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (92,789)
2018	(142,198)
Total capital loss carryforward	$ (234,987)

The Fund intends to elect to defer to its next fiscal year $1,587 of capital losses recognized during the period November 1, 2014 to August 31, 2015.

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 63,086	$ 76,664

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 9	$ 114
TotalsA	$ 9	$ 114

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,049,483 and $1,751,481, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Redemption In-Kind. During the period, 268,739 shares of the Fund held by affiliated entities were redeemed in kind for investments, including accrued interest, with a value of $2,312,877. The net realized gain of $11,313 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $251.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015A	2014
From net investment income
Short-Term Bond	$ 55,672	$ 61,384
Class F	7,414	15,280
Total	$ 63,086	$ 76,664

A All Class F shares were redeemed by March 27, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Short-Term Bond
Shares sold	242,802	203,008	$ 2,087,768	$ 1,744,473
Reinvestment of distributions	5,904	6,719	50,772	57,765
Shares redeemed	(375,973) B	(315,408)	(3,233,714) B	(2,709,410)
Net increase (decrease)	(127,267)	(105,681)	$ (1,095,174)	$ (907,172)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015A	2014	2015A	2014
Class F
Shares sold	60,195	23,606	$ 517,096	$ 202,706
Reinvestment of distributions	738	1,770	6,344	15,218
Shares redeemed	(221,301)B	(62,457)	(1,903,175)B	(536,427)
Net increase (decrease)	(160,368)	(37,081)	$ (1,379,735)	$ (318,503)

A All Class F shares were redeemed by March 27, 2015.

B Amount includes in-kind redemptions (see Note 6: Redemption In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton, John Engler and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President  and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice president, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $36,381,000 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

A total of 12.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

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Management, Inc.

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(U.K.) Limited

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The Bank of New York Mellon

New York, NY

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Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Proxy Voting Results

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity® Series Investment Grade Bond Fund	0.79%	3.24%	6.22%
Class F B	0.88%	3.33%	6.30%

A From October 8, 2008.

B The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity Series Investment Grade Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Ford O'Neil: The fund's share classes posted a slight gain for the 12 months, but lagged the benchmark Barclays® U.S. Aggregate Bond Index. I continued to take the investment approach I've used since I began managing the fund in 2008, attempting to repeatedly add value through sector positioning and security selection. During the past year, sector selection detracted most from relative performance, especially underweighting comparatively strong U.S. Treasuries and overweighting the lagging investment-grade credit sector, which came under pressure late this period amid the prevalence of "risk off" sentiment. But security selection among corporate bonds offset some of what we lost due to that overweighting; we benefited from our larger-than-benchmark stake in financials. Drilling down even further, our decision to overweight banks, REITS (real estate investment trusts) and insurance companies was a plus. Our yield-curve positioning was a notable bright spot, specifically our exposure to longer-term Treasury bonds, which outpaced most other types of fixed-income securities. In contrast, security selection among government-related bonds hurt, particularly holdings in taxable municipal bonds issued by Illinois and Chicago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Series Investment Grade Bond	.44%
Actual		$ 1,000.00	$ 988.50	$ 2.21
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24
Class F	.35%
Actual		$ 1,000.00	$ 988.20	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 42.3%	U.S. Government and U.S. Government Agency Obligations 50.1%
AAA 3.2%	AAA 3.7%
AA 2.8%	AA 2.5%
A 15.5%	A 10.6%
BBB 30.4%	BBB 28.1%
BB and Below 4.9%	BB and Below 4.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.9	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.5	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 45.5%		Corporate Bonds 38.5%
	U.S. Government and U.S. Government Agency Obligations 42.3%		U.S. Government and U.S. Government Agency Obligations 50.1%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 6.8%		CMOs and Other Mortgage Related Securities 7.0%
	Municipal Bonds 2.3%		Municipal Bonds 2.2%
	Other Investments 1.9%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	8.5%	** Foreign investments	6.7%
* Futures and Swaps	(0.7)%	** Futures and Swaps	(0.4)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.8%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,560,946
General Motors Co.:
3.5% 10/2/18	15,850,000	16,072,851
6.25% 10/2/43	2,624,000	2,808,302
General Motors Financial Co., Inc.:
2.4% 4/10/18	50,000,000	49,404,700
2.625% 7/10/17	5,075,000	5,118,467
3% 9/25/17	11,621,000	11,676,211
3.2% 7/13/20	26,000,000	25,652,744
3.25% 5/15/18	8,305,000	8,351,433
3.5% 7/10/19	18,875,000	19,020,696
4.25% 5/15/23	9,285,000	9,123,404
4.375% 9/25/21	41,737,000	42,112,716
4.75% 8/15/17	8,785,000	9,108,991
		216,011,461
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,715,295
4.25% 6/15/23	18,902,000	19,383,604
		22,098,899
Media - 2.6%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	9,797,862
6.15% 2/15/41	34,925,000	39,271,731
7.75% 12/1/45	10,133,000	13,731,482
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)	26,167,000	26,028,027
4.908% 7/23/25 (b)	25,893,000	25,715,322
6.484% 10/23/45 (b)	25,889,000	26,256,934
Comcast Corp.:
3.6% 3/1/24	43,000,000	43,838,930
4.6% 8/15/45	51,872,000	52,714,090
4.95% 6/15/16	9,131,000	9,430,332
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,350,100
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,427,887
6.35% 6/1/40	10,151,000	10,503,047
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal, Inc. 5.15% 4/30/20	$ 28,753,000	$ 32,203,935
Thomson Reuters Corp.:
1.3% 2/23/17	8,556,000	8,523,838
3.85% 9/29/24	18,774,000	18,455,875
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,353,353
4.5% 9/15/42	32,190,000	25,722,514
5.5% 9/1/41	14,842,000	13,369,110
5.85% 5/1/17	7,927,000	8,409,049
5.875% 11/15/40	9,556,000	9,016,965
6.55% 5/1/37	40,036,000	40,205,072
6.75% 7/1/18	23,280,000	25,790,050
7.3% 7/1/38	30,237,000	32,010,128
8.25% 4/1/19	42,627,000	49,790,382
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,403,805
4.9% 6/15/42	21,000,000	20,392,407
6.2% 3/15/40	15,555,000	17,346,874
6.5% 11/15/36	6,573,000	7,573,194
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,533,144
3.5% 4/1/17	15,103,000	15,410,769
		654,576,208
TOTAL CONSUMER DISCRETIONARY		892,686,568
CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (b)	12,431,000	12,387,653
2.75% 4/1/23 (b)	12,988,000	12,430,750
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,282,881
		42,101,284
Food & Staples Retailing - 0.6%
CVS Health Corp.:
1.9% 7/20/18	23,965,000	24,034,666
2.25% 12/5/18	18,014,000	18,179,351
2.8% 7/20/20	23,157,000	23,391,789
3.5% 7/20/22	13,624,000	13,918,524
4% 12/5/23	18,015,000	18,767,739
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 6,303,000	$ 6,309,788
2.7% 11/18/19	14,218,000	14,225,308
3.3% 11/18/21	16,863,000	16,687,203
3.8% 11/18/24	12,880,000	12,583,605
		148,097,973
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	8,922,000	8,858,609
Tobacco - 1.7%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,346,436
4% 1/31/24	15,944,000	16,193,476
4.25% 8/9/42	26,526,000	23,702,016
9.25% 8/6/19	1,547,000	1,915,788
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)	13,299,000	13,236,734
2.95% 7/21/20 (b)	24,400,000	24,222,661
3.75% 7/21/22 (b)	26,649,000	26,388,266
4.25% 7/21/25 (b)	25,864,000	25,629,362
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,479,659
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,544,699
3.25% 6/12/20	9,488,000	9,607,340
3.25% 11/1/22	47,809,000	46,489,758
4% 6/12/22	17,554,000	18,021,937
4.45% 6/12/25	38,654,000	39,676,282
4.75% 11/1/42	48,462,000	44,878,380
5.7% 8/15/35	6,607,000	6,998,907
5.85% 8/15/45	50,684,000	54,766,393
6.15% 9/15/43	11,136,000	12,191,615
6.75% 6/15/17	10,391,000	11,241,701
7.25% 6/15/37	15,680,000	18,854,933
		438,386,343
TOTAL CONSUMER STAPLES		637,444,209
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 6.9%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (b)	$ 21,176,000	$ 19,202,143
5.35% 3/15/20 (b)	39,799,000	38,674,439
6.75% 9/15/37 (b)	2,991,000	2,661,990
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	17,742,588
5% 10/1/21	13,430,000	13,732,470
6.5% 4/1/20	2,078,000	2,306,628
Ensco PLC:
5.2% 3/15/25	32,677,000	29,201,017
5.75% 10/1/44	12,542,000	9,448,202
Noble Holding International Ltd.:
4% 3/16/18	1,918,000	1,893,948
5.95% 4/1/25	32,232,000	28,422,468
6.95% 4/1/45	11,807,000	9,555,252
Transocean, Inc. 5.55% 12/15/16 (f)	13,734,000	13,771,769
		186,612,914
Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	67,907,399
BP Capital Markets PLC:
1.674% 2/13/18	25,503,000	25,506,723
2.315% 2/13/20	51,007,000	50,941,150
3.535% 11/4/24	26,060,000	25,811,805
3.814% 2/10/24	22,007,000	22,114,416
4.5% 10/1/20	9,929,000	10,808,739
4.742% 3/11/21	12,000,000	13,133,304
Canadian Natural Resources Ltd. 1.75% 1/15/18	10,142,000	10,000,692
Cenovus Energy, Inc. 5.7% 10/15/19	26,560,000	29,014,064
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	4,897,000	4,883,773
3.3% 6/1/20 (b)	23,925,000	23,867,006
4.5% 6/1/25 (b)	7,318,000	6,975,386
5.8% 6/1/45 (b)	9,183,000	8,790,858
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,483,176
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	10,857,952
2.7% 4/1/19	2,202,000	1,936,113
3.875% 3/15/23	38,871,000	31,777,237
Duke Energy Field Services:
5.375% 10/15/15 (b)	1,706,000	1,708,047
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (b)	$ 7,882,000	$ 6,863,701
El Paso Corp. 6.5% 9/15/20	21,920,000	24,186,133
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,383,330
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,590,378
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,520,939
3.9% 5/15/24 (b)	7,314,000	6,422,577
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	24,973,951
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,967,310
3.75% 2/15/25	16,764,000	16,013,560
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	9,895,294
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,553,059
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,510,106
MPLX LP 4% 2/15/25	3,838,000	3,541,292
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,209,488
Petro-Canada 6.05% 5/15/18	2,920,000	3,218,006
Petrobras Global Finance BV:
3% 1/15/19	2,773,000	2,415,533
3.25% 3/17/17	44,873,000	42,992,821
4.375% 5/20/23	69,514,000	54,617,150
4.875% 3/17/20	47,054,000	41,177,426
5.625% 5/20/43	47,507,000	32,860,592
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	17,603,665
5.375% 1/27/21	81,955,000	72,243,333
5.75% 1/20/20	37,518,000	34,127,498
7.875% 3/15/19	14,377,000	14,488,853
Petroleos Mexicanos:
3.125% 1/23/19	3,563,000	3,554,093
3.5% 7/18/18	34,560,000	35,216,640
3.5% 7/23/20 (b)	22,730,000	22,509,064
3.5% 1/30/23	28,927,000	26,909,342
4.5% 1/23/26 (b)	25,619,000	24,339,331
4.875% 1/24/22	17,019,000	17,274,285
4.875% 1/18/24	25,208,000	25,132,376
5.5% 1/21/21	21,149,000	22,682,303
5.5% 6/27/44	65,642,000	56,796,741
5.625% 1/23/46 (b)	24,828,000	22,096,920
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6% 3/5/20	$ 10,740,000	$ 11,701,230
6.375% 1/23/45	22,458,000	21,892,058
6.5% 6/2/41	47,555,000	47,555,000
8% 5/3/19	13,934,000	16,026,190
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,072,535
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,045,399
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,135,912
3.85% 10/15/23	20,000,000	19,090,740
6.125% 1/15/17	5,000,000	5,306,585
Shell International Finance BV:
3.25% 5/11/25	26,300,000	25,887,353
4.375% 5/11/45	26,300,000	25,913,627
Southwestern Energy Co.:
3.3% 1/23/18	9,962,000	9,931,576
4.05% 1/23/20	18,075,000	17,896,039
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,226,191
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,828,897
2.95% 9/25/18	4,862,000	4,912,764
4.6% 6/15/21	4,954,000	5,157,045
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	10,560,419
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	15,745,536
4.55% 6/24/24	86,182,000	76,281,239
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	2,890,964
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,259,569
5.375% 6/1/21	29,916,000	31,694,476
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,372,923
4.3% 3/4/24	17,006,000	15,924,469
		1,551,713,666
TOTAL ENERGY		1,738,326,580
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 22.2%
Banks - 8.3%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 28,250,000	$ 28,179,375
4% 4/14/19 (b)	24,345,000	23,249,475
5.75% 9/26/23 (b)	25,847,000	24,296,180
Bank of America Corp.:
2.25% 4/21/20	26,147,000	25,663,908
2.6% 1/15/19	45,756,000	46,073,043
2.65% 4/1/19	10,784,000	10,872,698
3.3% 1/11/23	63,450,000	62,473,251
3.875% 3/22/17	52,391,000	54,166,583
3.95% 4/21/25	33,300,000	32,198,636
4% 1/22/25	50,000,000	48,872,450
4.1% 7/24/23	26,666,000	27,509,286
4.2% 8/26/24	27,400,000	27,148,879
4.25% 10/22/26	24,664,000	24,249,842
5.65% 5/1/18	16,400,000	17,847,103
5.75% 12/1/17	32,792,000	35,473,008
5.875% 1/5/21	9,805,000	11,160,139
6.5% 8/1/16	11,950,000	12,511,638
Barclays PLC 2.75% 11/8/19	20,644,000	20,580,416
Capital One NA 2.95% 7/23/21	31,087,000	30,266,583
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,848,362
1.7% 4/27/18	159,351,000	157,936,122
1.85% 11/24/17	50,965,000	50,937,428
2.4% 2/18/20	81,119,000	80,280,554
2.5% 7/29/19	70,347,000	70,276,794
4.05% 7/30/22	10,740,000	10,992,272
4.4% 6/10/25	52,520,000	52,798,461
5.5% 9/13/25	11,022,000	11,968,073
6.125% 5/15/18	9,716,000	10,722,723
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	24,422,256
Credit Suisse AG 6% 2/15/18	27,227,000	29,628,421
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (b)	26,632,000	26,472,847
3.75% 3/26/25 (b)	26,750,000	25,879,234
Discover Bank:
4.2% 8/8/23	35,498,000	35,898,985
7% 4/15/20	9,043,000	10,420,430
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,562,000	$ 2,721,743
8.25% 3/1/38	12,528,000	17,736,065
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,068,739
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,233,149
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,428,297
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,306,125
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,473,846
2.2% 10/22/19	22,906,000	22,710,887
2.35% 1/28/19	21,611,000	21,685,580
3.15% 7/5/16	25,000,000	25,447,750
3.25% 9/23/22	53,888,000	53,442,723
3.875% 9/10/24	58,432,000	57,494,868
4.125% 12/15/26	75,621,000	75,035,542
4.25% 10/15/20	40,500,000	43,366,955
4.35% 8/15/21	62,606,000	66,831,529
4.625% 5/10/21	10,326,000	11,183,172
4.95% 3/25/20	8,235,000	9,025,296
KeyBank NA 5.45% 3/3/16	10,925,000	11,169,469
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,079,518
Regions Bank 6.45% 6/26/37	40,184,000	47,062,335
Regions Financial Corp. 2% 5/15/18	28,255,000	28,103,073
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	46,320,709
6% 12/19/23	30,612,000	32,656,331
6.1% 6/10/23	35,599,000	38,187,617
6.125% 12/15/22	71,538,000	77,061,521
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,204,980
5.75% 2/1/18	4,000,000	4,374,520
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,134,878
3.676% 6/15/16	26,564,000	27,167,375
4.48% 1/16/24	16,709,000	17,423,844
		2,085,413,891
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	28,809,000	27,503,981
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Affiliated Managers Group, Inc.: - continued
4.25% 2/15/24	$ 21,448,000	$ 22,269,952
Deutsche Bank AG 4.5% 4/1/25	67,755,000	65,517,798
Deutsche Bank AG London Branch 1.875% 2/13/18	51,007,000	50,756,250
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,809,280
2.55% 10/23/19	24,803,000	24,849,605
2.6% 4/23/20	20,000,000	19,939,800
2.625% 1/31/19	94,162,000	95,113,319
2.9% 7/19/18	39,857,000	40,746,967
3.75% 5/22/25	52,050,000	51,785,534
3.85% 7/8/24	25,000,000	25,199,750
5.25% 7/27/21	17,979,000	19,987,110
5.95% 1/18/18	9,760,000	10,647,789
6% 6/15/20	16,000,000	18,228,816
6.15% 4/1/18	10,942,000	12,057,996
Lazard Group LLC:
4.25% 11/14/20	20,221,000	21,264,525
6.85% 6/15/17	1,877,000	2,031,614
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,166,490
Morgan Stanley:
1.875% 1/5/18	25,133,000	25,132,271
2.125% 4/25/18	26,580,000	26,673,402
2.375% 7/23/19	40,978,000	40,943,701
2.8% 6/16/20	40,000,000	40,129,080
3.7% 10/23/24	61,950,000	61,831,242
3.75% 2/25/23	29,016,000	29,385,490
3.875% 4/29/24	50,000,000	50,741,100
4% 7/23/25	32,648,000	33,282,122
4.1% 5/22/23	20,000,000	20,056,700
4.875% 11/1/22	39,633,000	41,931,635
5% 11/24/25	6,349,000	6,676,354
5.45% 1/9/17	27,643,000	29,079,579
5.625% 9/23/19	16,919,000	18,806,568
5.75% 1/25/21	26,624,000	30,164,673
6.625% 4/1/18	9,869,000	10,998,250
7.3% 5/13/19	22,127,000	25,904,411
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.375% 6/1/17	$ 19,567,000	$ 19,474,057
1.8% 3/26/18	39,521,000	39,382,123
		1,149,469,334
Consumer Finance - 1.7%
Discover Financial Services:
3.75% 3/4/25	20,000,000	18,960,180
3.85% 11/21/22	38,277,000	37,306,410
3.95% 11/6/24	16,412,000	15,785,144
5.2% 4/27/22	16,852,000	17,775,136
6.45% 6/12/17	16,773,000	18,141,190
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,124,355
1.7% 5/9/16	41,347,000	41,443,463
2.24% 6/15/18	29,329,000	29,176,137
2.875% 10/1/18	27,070,000	27,278,683
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,875,093
2.95% 5/9/16	5,375,000	5,459,839
4.625% 1/7/21	21,916,000	24,058,771
4.65% 10/17/21	8,866,000	9,745,206
5.625% 9/15/17	3,505,000	3,790,668
5.625% 5/1/18	10,000,000	10,992,270
6% 8/7/19	22,000,000	25,084,708
Hyundai Capital America:
1.45% 2/6/17 (b)	29,291,000	29,224,949
1.625% 10/2/15 (b)	21,346,000	21,347,302
1.875% 8/9/16 (b)	7,052,000	7,083,868
2.125% 10/2/17 (b)	8,655,000	8,679,719
2.875% 8/9/18 (b)	12,509,000	12,761,269
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,454,686
3% 8/15/19	8,044,000	8,056,452
3.75% 8/15/21	12,146,000	12,045,540
4.25% 8/15/24	12,226,000	12,025,359
		438,676,397
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.85% 2/1/25	$ 22,346,000	$ 21,309,414
3.875% 8/15/22	17,670,000	17,570,076
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,104,762
ING U.S., Inc. 5.5% 7/15/22	17,487,000	19,701,221
		80,685,473
Insurance - 2.5%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,049,092
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,756,849
3.875% 1/15/35	29,736,000	26,929,754
4.875% 6/1/22	8,077,000	8,806,927
5.6% 10/18/16	24,154,000	25,302,619
Aon Corp.:
3.125% 5/27/16	20,350,000	20,675,702
3.5% 9/30/15	6,878,000	6,890,690
5% 9/30/20	5,687,000	6,260,852
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	25,468,060
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	11,133,000	11,355,660
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,649,322
5.375% 3/15/17	546,000	576,179
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	23,174,000	25,138,970
6.7% 8/15/16 (b)	6,494,000	6,823,408
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,365,161
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (b)	49,265,000	44,674,783
5.375% 12/1/41 (b)	6,352,000	7,049,977
MetLife, Inc.:
1.903% 12/15/17 (f)	5,102,000	5,126,811
3.048% 12/15/22 (f)	21,302,000	20,874,149
4.368% 9/15/23	23,681,000	25,070,530
4.75% 2/8/21	6,004,000	6,600,581
6.75% 6/1/16	9,220,000	9,612,811
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	22,949,610
3% 1/10/23 (b)	15,204,000	14,830,392
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	11,401,000	17,143,228
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (b)	$ 30,812,000	$ 31,587,230
6% 2/10/20 (b)	17,699,000	19,914,313
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,527,187
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,942,663
4.5% 11/16/21	12,469,000	13,605,923
4.75% 9/17/15	13,500,000	13,513,932
5.375% 5/15/45 (f)	27,275,000	26,976,612
7.375% 6/15/19	3,820,000	4,482,678
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,532,015
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	30,302,608
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	7,063,000	7,104,636
4.125% 11/1/24 (b)	10,239,000	10,338,431
Unum Group:
5.625% 9/15/20	18,528,000	20,732,313
5.75% 8/15/42	30,555,000	33,996,074
7.125% 9/30/16	1,654,000	1,750,972
		633,289,704
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,764,421
4.6% 4/1/22	6,540,000	6,783,628
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,113,025
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,899,272
4.2% 12/15/23	20,000,000	20,882,820
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	27,478,634
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,583,927
4.25% 1/15/24	20,255,000	20,936,561
Corporate Office Properties LP 5% 7/1/25	12,342,000	12,046,199
DDR Corp.:
3.625% 2/1/25	12,010,000	11,287,911
4.625% 7/15/22	19,208,000	19,971,902
4.75% 4/15/18	21,321,000	22,534,634
7.5% 4/1/17	9,638,000	10,442,069
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
9.625% 3/15/16	$ 7,551,000	$ 7,880,737
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,497,426
3.75% 12/1/24	9,068,000	8,828,287
3.875% 10/15/22	20,422,000	20,590,890
4.375% 6/15/22	13,477,000	13,944,302
5.5% 3/1/16	10,207,000	10,410,517
5.95% 2/15/17	828,000	879,607
6.5% 1/15/18	12,019,000	13,223,989
6.75% 3/15/20	1,066,000	1,234,906
8.25% 8/15/19	5,060,000	6,110,775
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,525,898
6% 9/15/17	4,090,000	4,414,051
6.25% 1/15/17	3,237,000	3,426,361
Equity Residential 5.125% 3/15/16	8,850,000	9,034,930
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,919,607
4.625% 12/15/21	31,142,000	33,640,149
4.75% 7/15/20	31,427,000	34,302,162
5.375% 8/1/16	4,428,000	4,596,096
5.75% 6/15/17	24,188,000	25,934,108
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,515,357
HCP, Inc. 3.75% 2/1/16	14,496,000	14,656,485
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,235,861
4.7% 9/15/17	3,736,000	3,940,658
HRPT Properties Trust:
6.25% 6/15/17	861,000	902,694
6.65% 1/15/18	3,483,000	3,743,201
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,993,498
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	7,527,000	7,394,043
4.5% 4/1/27 (b)	73,646,000	70,747,956
4.95% 4/1/24	7,519,000	7,737,630
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,486,796
5% 12/15/23	4,225,000	4,453,775
Simon Property Group LP 4.125% 12/1/21	13,242,000	14,030,852
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors 3.375% 10/15/22	$ 4,634,000	$ 4,534,860
WP Carey, Inc. 4% 2/1/25	30,215,000	29,206,333
		644,699,800
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	12,739,000	12,719,446
3.85% 4/15/16	27,899,000	28,260,543
4.25% 7/15/22	10,332,000	10,535,995
6.125% 4/15/20	5,563,000	6,261,824
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,261,477
4.1% 10/1/24	24,424,000	24,300,121
4.55% 10/1/29	22,620,000	21,966,667
4.95% 4/15/18	19,325,000	20,522,242
5.7% 5/1/17	6,890,000	7,285,369
6% 4/1/16	6,664,000	6,830,940
Digital Realty Trust LP:
3.95% 7/1/22	17,345,000	17,363,542
5.25% 3/15/21	10,656,000	11,599,845
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,549,024
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,244,857
3.75% 4/1/25	17,751,000	17,115,550
4.125% 6/15/22	11,558,000	11,815,316
4.4% 2/15/24	32,513,000	33,444,693
4.75% 10/1/20	17,245,000	18,602,802
5.5% 12/15/16	4,865,000	5,091,490
6.625% 10/1/17	12,549,000	13,737,516
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,356,051
3.15% 5/15/23	41,165,000	36,537,107
4.5% 4/18/22	7,126,000	7,102,349
7.75% 8/15/19	2,973,000	3,423,757
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,661,010
5.5% 10/1/15	12,454,000	12,496,506
6.05% 9/1/16	3,862,000	4,029,993
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,436,000
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,366,000	2,475,917
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,605,707
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP 5.875% 6/15/17	$ 4,455,000	$ 4,782,500
Tanger Properties LP:
3.75% 12/1/24	17,037,000	16,645,984
3.875% 12/1/23	10,722,000	10,644,019
6.125% 6/1/20	24,577,000	27,940,682
Ventas Realty LP:
1.55% 9/26/16	18,423,000	18,456,567
3.5% 2/1/25	7,197,000	6,807,383
4.125% 1/15/26	8,443,000	8,358,123
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,620,532
4% 4/30/19	8,644,000	9,039,022
Washington Prime Group LP 3.85% 4/1/20 (b)	20,000,000	20,285,770
		553,214,238
TOTAL FINANCIALS		5,585,448,837
HEALTH CARE - 2.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,936,980
2.2% 5/22/19	24,334,000	24,141,177
		47,078,157
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	7,549,000	7,548,562
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	38,918,867
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,316,068
4.125% 9/15/20	11,062,000	11,688,176
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	3,915,834
3.35% 7/15/22	9,392,000	9,606,851
3.75% 7/15/25	22,896,000	23,436,964
4.625% 7/15/35	18,496,000	19,292,142
4.75% 7/15/45	25,893,000	27,098,190
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,360,122
		157,633,214
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 6,468,000	$ 6,431,689
2.4% 2/1/19	4,078,000	4,068,404
4.15% 2/1/24	6,266,000	6,384,853
		16,884,946
Pharmaceuticals - 1.5%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,540,926
2.9% 11/6/22	25,191,000	24,299,768
3.6% 5/14/25	37,733,000	37,103,463
4.5% 5/14/35	36,362,000	34,733,128
4.7% 5/14/45	36,299,000	35,270,540
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,103,982
3.45% 3/15/22	25,461,000	24,903,531
3.8% 3/15/25	40,618,000	39,348,647
4.75% 3/15/45	14,225,000	13,036,729
Bayer U.S. Finance LLC:
2.375% 10/8/19 (b)	17,401,000	17,474,328
3% 10/8/21 (b)	12,703,000	12,721,648
3.375% 10/8/24 (b)	5,667,000	5,622,191
Mylan, Inc. 1.35% 11/29/16	8,049,000	7,977,034
Perrigo Co. PLC:
1.3% 11/8/16	7,040,000	6,997,183
2.3% 11/8/18	7,532,000	7,513,193
Perrigo Finance PLC:
3.5% 12/15/21	6,081,000	5,932,107
3.9% 12/15/24	9,061,000	8,777,391
4.9% 12/15/44	3,975,000	3,771,297
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,380,810
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,123,799
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,859,177
3.25% 2/1/23	33,171,000	31,454,235
		386,945,107
TOTAL HEALTH CARE		616,089,986
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	$ 15,580,000	$ 15,632,832
6.375% 6/1/19 (b)	9,485,000	10,754,453
		26,387,285
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	713,581	772,452
6.648% 3/15/19	1,057,274	1,086,350
6.795% 2/2/20	100,378	105,396
6.9% 7/2/19	427,238	445,652
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,893,188	3,066,779
8.36% 1/20/19	4,730,556	5,067,609
		10,544,238
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,195,786
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,812,680
2.625% 9/4/18	24,956,000	24,892,412
3.75% 2/1/22	25,484,000	25,466,900
3.875% 4/1/21	22,238,000	22,460,380
4.25% 9/15/24	19,743,000	19,520,891
4.75% 3/1/20	19,421,000	20,562,566
		124,715,829
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,599,000	2,936,870
TOTAL INDUSTRIALS		173,780,008
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	7,717,000	7,643,511
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,970,404
6.55% 10/1/17	3,075,000	3,374,290
		15,988,205
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3.2% 5/13/25	$ 26,300,000	$ 26,141,464
4.375% 5/13/45	26,300,000	25,995,683
		52,137,147
TOTAL INFORMATION TECHNOLOGY		68,125,352
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,584,636
4.25% 11/15/20	10,672,000	11,308,873
		31,893,509
Metals & Mining - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	23,054,423
4.875% 11/4/44 (b)	10,724,000	9,505,132
Freeport-McMoRan, Inc. 2.3% 11/14/17	16,405,000	15,256,650
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,217,399
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	20,400,600
6.25% 1/23/17	3,240,000	3,365,291
		98,799,495
TOTAL MATERIALS		130,693,004
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,835,069
3% 6/30/22	46,645,000	44,764,740
3.4% 5/15/25	51,500,000	49,020,945
4.75% 5/15/46	49,954,000	45,546,609
4.8% 6/15/44	13,400,000	12,308,262
6.3% 1/15/38	40,737,000	44,433,923
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	233,593
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,032,575
6% 4/1/17	4,959,000	5,169,758
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.15% 9/15/19	$ 12,036,000	$ 12,607,710
Embarq Corp.:
7.082% 6/1/16	16,472,000	17,022,988
7.995% 6/1/36	7,935,000	8,391,263
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,660,224
2.625% 2/21/20	36,216,000	36,231,428
4.5% 9/15/20	64,976,000	69,886,886
5.012% 8/21/54	134,559,000	122,743,374
6.35% 4/1/19	7,155,000	8,110,629
6.4% 9/15/33	26,916,000	30,690,673
6.55% 9/15/43	109,182,000	128,918,175
		691,608,824
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,038,123
3.125% 7/16/22	16,205,000	15,885,924
		45,924,047
TOTAL TELECOMMUNICATION SERVICES		737,532,871
UTILITIES - 3.6%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	5,870,000	6,381,107
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,071,374
2.95% 12/15/22	9,568,000	9,240,602
American Transmission Systems, Inc. 5% 9/1/44 (b)	4,348,000	4,443,621
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,248,170
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	17,170,720
6.4% 9/15/20 (b)	34,900,000	39,959,488
Edison International 3.75% 9/15/17	9,811,000	10,218,627
Eversource Energy:
1.45% 5/1/18	7,067,000	6,974,882
2.8% 5/1/23	32,099,000	30,775,077
Exelon Corp.:
1.55% 6/9/17	5,071,000	5,058,475
2.85% 6/15/20	7,468,000	7,451,451
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 61,557,000	$ 61,754,229
4.25% 3/15/23	66,372,000	66,501,757
7.375% 11/15/31	30,718,000	36,972,185
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	52,465,344
IPALCO Enterprises, Inc. 3.45% 7/15/20 (b)	42,035,000	41,299,388
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,370,589
3.75% 11/15/20	2,232,000	2,338,531
Nevada Power Co. 6.5% 5/15/18	15,159,000	16,954,023
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,195,814
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,226,995
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,421,572
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,234,995
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,449,723
TECO Finance, Inc.:
4% 3/15/16	9,634,000	9,777,797
5.15% 3/15/20	11,097,000	12,118,213
		551,074,749
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	2,983,107
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,854,960
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	13,704,123
		23,542,190
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
2.5818% 9/30/66 (f)	66,502,000	57,904,954
7.5% 6/30/66 (f)	7,991,000	7,121,979
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,454,083
2% 11/15/18	29,001,000	28,931,572
NiSource Finance Corp.:
5.25% 2/15/43	23,297,000	24,821,462
5.45% 9/15/20	21,013,000	23,507,243
5.8% 2/1/42	11,523,000	13,101,801
5.95% 6/15/41	21,763,000	25,214,089
6.4% 3/15/18	4,848,000	5,385,221
6.8% 1/15/19	6,774,000	7,729,059
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 2.4% 3/1/19	$ 3,334,000	$ 3,344,222
Puget Energy, Inc.:
6% 9/1/21	26,400,000	30,173,352
6.5% 12/15/20	8,451,000	9,918,702
Sempra Energy:
2.3% 4/1/17	24,264,000	24,564,461
2.875% 10/1/22	9,886,000	9,474,574
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	13,102,000	11,349,608
		319,996,382
TOTAL UTILITIES		894,613,321
TOTAL NONCONVERTIBLE BONDS (Cost $11,401,486,391)		11,474,740,736
U.S. Government and Government Agency Obligations - 19.2%

U.S. Treasury Inflation-Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	131,600,124	118,380,937
1.375% 2/15/44	262,415,343	275,635,274
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	360,445,398	346,165,587
0.25% 1/15/25	25,188,250	24,285,975
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		764,467,773
U.S. Treasury Obligations - 16.2%
U.S. Treasury Bonds:
2.875% 8/15/45	116,550,000	114,683,335
3% 5/15/45	759,621,000	765,001,396
U.S. Treasury Notes:
0.75% 2/28/18	122,700,000	122,083,310
0.875% 10/15/17	216,830,000	217,041,843
0.875% 1/31/18	582,288,000	581,545,001
1% 5/15/18	1,245,283,000	1,244,812,265
1.125% 6/15/18	50,000,000	50,121,750
1.25% 10/31/18	165,606,000	166,099,837
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 267,489,000	$ 269,798,233
1.625% 6/30/20	222,288,000	223,162,036
2.125% 5/15/25	333,870,000	330,879,193
TOTAL U.S. TREASURY OBLIGATIONS		4,085,228,199
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,882,027,870)		4,849,695,972
U.S. Government Agency - Mortgage Securities - 20.9%

Fannie Mae - 11.8%
1.75% 10/1/34 (f)	8,910	9,288
1.85% 10/1/33 (f)	98,211	102,160
1.88% 1/1/35 (f)	6,842	7,131
1.88% 1/1/35 (f)	684,453	717,895
1.885% 2/1/33 (f)	50,435	52,483
1.91% 12/1/34 (f)	207,824	216,816
1.91% 3/1/35 (f)	99,120	103,442
1.931% 10/1/33 (f)	71,197	74,295
1.94% 7/1/35 (f)	74,254	78,148
1.952% 10/1/35 (f)	46,936	49,514
2.05% 3/1/35 (f)	18,523	19,162
2.06% 1/1/35 (f)	476,566	505,311
2.07% 4/1/37 (f)	215,927	227,158
2.115% 12/1/34 (f)	27,625	29,084
2.141% 9/1/36 (f)	175,948	188,346
2.143% 9/1/36 (f)	226,518	242,480
2.19% 3/1/37 (f)	56,890	60,302
2.194% 7/1/34 (f)	137,250	145,353
2.243% 3/1/33 (f)	224,268	236,653
2.251% 5/1/35 (f)	571,004	606,175
2.273% 3/1/40 (f)	1,043,223	1,114,060
2.278% 6/1/47 (f)	319,008	341,487
2.302% 6/1/36 (f)	293,003	312,918
2.31% 12/1/39 (f)	527,420	564,587
2.317% 5/1/36 (f)	398,425	421,410
2.334% 7/1/35 (f)	409,552	435,111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.335% 9/1/35 (f)	$ 286,312	$ 306,488
2.36% 11/1/36 (f)	716,128	762,233
2.421% 10/1/33 (f)	296,579	317,478
2.444% 6/1/36 (f)	829,036	886,814
2.458% 3/1/35 (f)	205,742	220,240
2.463% 12/1/33 (f)	1,971,642	2,100,708
2.5% 3/1/27 to 8/1/43	246,636,350	249,451,175
2.53% 9/1/37 (f)	69,729	74,643
2.544% 5/1/36 (f)	420,773	449,143
2.546% 7/1/37 (f)	266,163	284,909
2.554% 9/1/36 (f)	837,572	896,594
2.557% 6/1/42 (f)	3,403,762	3,518,537
2.615% 7/1/34 (f)	528,101	565,316
2.62% 5/1/35 (f)	172,678	184,847
2.69% 2/1/42 (f)	3,458,918	3,577,839
2.758% 1/1/42 (f)	3,205,896	3,332,904
2.96% 11/1/40 (f)	2,042,554	2,139,978
2.982% 9/1/41 (f)	2,087,498	2,175,236
3% 8/1/41 (f)	2,646,369	2,749,191
3% 4/1/42 to 8/1/45	354,713,170	357,673,741
3% 9/1/45 (c)	19,300,000	19,382,930
3% 9/1/45 (c)	12,000,000	12,051,563
3% 9/1/45 (c)	5,600,000	5,624,063
3% 10/1/45 (c)	46,000,000	46,084,451
3.059% 10/1/41 (f)	908,263	944,923
3.239% 7/1/41 (f)	3,451,529	3,651,074
3.309% 10/1/41 (f)	1,966,616	2,067,635
3.346% 9/1/41 (f)	731,008	768,432
3.461% 12/1/40 (f)	30,724,190	32,579,390
3.5% 9/1/25 to 8/1/45	432,889,735	451,294,519
3.5% 9/1/45 (c)	28,000,000	29,014,997
3.5% 9/1/45 (c)	118,100,000	122,381,113
3.5% 9/1/45 (c)	100,800,000	104,453,990
3.5% 9/1/45 (c)	269,800,000	279,580,223
3.554% 7/1/41 (f)	3,927,622	4,152,569
4% 9/1/24 to 7/1/45	469,295,158	501,480,124
4% 9/1/45 (c)	79,200,000	84,112,871
4% 9/1/45 (c)	70,825,000	75,218,360
4% 9/1/45 (c)	42,175,000	44,791,166
4.5% 4/1/21 to 4/1/45	276,633,839	301,078,898
5% 3/1/18 to 1/1/40	7,769,508	8,579,828
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.204% 7/1/37 (f)	$ 85,765	$ 91,608
5.5% 10/1/17 to 3/1/41	105,326,713	117,866,688
5.565% 8/1/46 (f)	79,048	83,977
6% 2/1/17 to 1/1/42	49,030,666	56,300,632
6.5% 1/1/16 to 4/1/37	23,729,158	27,459,870
7% 12/1/15 to 7/1/37	3,967,598	4,600,288
7.5% 8/1/17 to 2/1/32	1,778,769	2,088,440
8% 12/1/17 to 3/1/37	31,788	38,436
8.5% 1/1/17 to 7/1/31	14,649	17,447
9.5% 4/1/16 to 2/1/25	42,998	46,797
10.5% 8/1/20	1,918	2,114
TOTAL FANNIE MAE		2,976,418,199
Freddie Mac - 4.3%
1.5% 8/1/37 (f)	80,368	82,883
1.82% 3/1/35 (f)	242,239	251,719
1.825% 3/1/37 (f)	38,947	40,733
1.852% 1/1/36 (f)	209,368	220,661
1.914% 3/1/36 (f)	550,230	576,453
1.981% 12/1/35 (f)	593,286	625,724
2.022% 2/1/37 (f)	405,008	424,928
2.03% 4/1/35 (f)	787,846	826,095
2.05% 6/1/37 (f)	66,659	70,073
2.055% 11/1/35 (f)	449,887	474,371
2.095% 8/1/37 (f)	172,225	181,908
2.105% 3/1/36 (f)	491,972	518,007
2.121% 5/1/37 (f)	166,498	177,708
2.274% 6/1/33 (f)	550,992	582,003
2.328% 10/1/36 (f)	777,794	823,356
2.333% 4/1/37 (f)	206,329	220,869
2.351% 10/1/35 (f)	300,697	318,493
2.373% 1/1/35 (f)	44,070	47,175
2.385% 6/1/37 (f)	56,169	59,780
2.394% 10/1/42 (f)	3,804,015	4,010,618
2.415% 6/1/37 (f)	572,598	612,279
2.436% 5/1/37 (f)	156,546	167,564
2.448% 6/1/37 (f)	127,424	136,403
2.489% 4/1/36 (f)	413,102	441,158
2.526% 6/1/33 (f)	1,676,521	1,787,583
2.571% 3/1/35 (f)	2,548,131	2,727,693
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.595% 4/1/37 (f)	$ 18,936	$ 20,270
2.67% 6/1/36 (f)	152,431	163,043
2.722% 3/1/33 (f)	23,000	24,621
2.757% 7/1/36 (f)	191,392	204,879
2.757% 12/1/36 (f)	704,674	754,331
2.776% 11/1/35 (f)	242,627	259,725
3% 8/1/42 to 8/1/45	237,690,318	238,860,178
3.091% 9/1/41 (f)	4,492,890	4,675,859
3.155% 10/1/35 (f)	274,969	291,059
3.22% 9/1/41 (f)	2,246,274	2,350,990
3.235% 4/1/41 (f)	2,396,492	2,514,414
3.289% 6/1/41 (f)	2,580,278	2,725,909
3.292% 7/1/41 (f)	2,479,268	2,605,073
3.434% 12/1/40 (f)	15,623,275	16,399,971
3.444% 5/1/41 (f)	2,374,118	2,488,073
3.5% 6/1/27 to 6/1/45 (d)	292,709,994	304,205,456
3.62% 6/1/41 (f)	3,695,180	3,913,285
3.705% 5/1/41 (f)	3,205,706	3,397,117
4% 7/1/24 to 5/1/45	207,234,969	221,456,994
4.5% 6/1/25 to 8/1/44 (e)	103,007,410	112,532,481
5% 3/1/19 to 7/1/41	78,344,486	86,831,333
5.124% 4/1/38 (f)	642,951	686,752
5.5% 10/1/17 to 4/1/41	34,953,628	39,017,554
6% 7/1/16 to 12/1/37	7,328,625	8,346,649
6.5% 2/1/16 to 9/1/39	12,682,104	14,534,520
7% 6/1/21 to 9/1/36	3,638,846	4,237,310
7.5% 9/1/15 to 1/1/33	92,014	108,310
8% 7/1/16 to 1/1/37	118,698	143,321
8.5% 5/1/17 to 1/1/28	118,884	141,140
9% 5/1/17 to 10/1/20	367	389
9.5% 5/1/21 to 7/1/21	1,131	1,238
10% 11/15/18 to 8/1/21	450	492
11% 11/1/15 to 9/1/20	208	220
TOTAL FREDDIE MAC		1,090,299,193
Ginnie Mae - 4.8%
3% 4/15/42 to 6/20/45	209,598,548	212,738,127
3.5% 11/15/40 to 8/20/45	334,862,727	349,307,978
3.5% 9/1/45 (c)	67,000,000	69,763,743
3.5% 9/1/45 (c)	56,700,000	59,038,869
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4% 2/15/39 to 7/20/45	$ 181,578,937	$ 194,082,957
4.5% 6/20/33 to 8/15/41	195,625,742	213,822,619
5% 12/15/32 to 9/15/41	67,586,649	75,698,740
5.5% 12/20/28 to 9/15/39	15,023,356	17,047,400
6% 10/15/30 to 5/15/40	11,295,172	13,039,283
6.5% 3/20/31 to 10/15/38	1,075,531	1,247,188
7% 10/15/22 to 3/15/33	4,731,791	5,569,835
7.5% 1/15/17 to 9/15/31	1,605,452	1,877,295
8% 8/15/16 to 11/15/29	636,753	728,797
8.5% 10/15/21 to 1/15/31	100,583	120,066
9% 8/15/19 to 1/15/23	5,353	5,952
9.5% 12/15/20 to 2/15/25	2,135	2,392
10.5% 3/20/16 to 1/20/18	5,420	5,765
11% 12/20/15 to 9/20/19	2,550	2,878
TOTAL GINNIE MAE		1,214,099,884
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,251,124,707)		5,280,817,276
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (f)	562,768	505,657
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8494% 3/25/34 (f)	249,482	237,715
Airspeed Ltd. Series 2007-1A Class C1, 2.6976% 6/15/32 (b)(f)	3,398,841	1,495,490
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (f)	39,840	36,840
Series 2004-R2 Class M3, 1.0244% 4/25/34 (f)	73,246	53,814
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (f)	40,480	37,526
Series 2004-W11 Class M2, 1.2494% 11/25/34 (f)	457,000	443,980
Series 2004-W7 Class M1, 1.0244% 5/25/34 (f)	1,310,000	1,260,649
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (f)	945,931	337,583
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0244% 4/25/34 (f)	1,459,663	1,339,723
Series 2006-HE2 Class M1, 0.5694% 3/25/36 (f)	18,502	148
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3244% 2/25/35 (f)	$ 1,207,460	$ 1,085,971
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,061,618
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (f)	1,471,000	970,119
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	3,768,924	3,771,544
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6544% 4/25/34 (f)	57,512	51,833
Series 2004-4 Class M2, 0.9944% 6/25/34 (f)	87,817	79,904
Series 2004-7 Class AF5, 5.868% 1/25/35	7,820,113	8,143,513
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (f)	31,732	29,421
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (f)	160,000	149,673
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (f)	8,645	8,192
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (f)	801,000	682,987
Class M4, 1.2194% 1/25/35 (f)	282,636	182,109
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (b)(f)	1,053,480	984,046
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (b)(f)	838,056	805,642
Class B, 0.4776% 11/15/34 (b)(f)	302,987	281,329
Class C, 0.5776% 11/15/34 (b)(f)	502,571	442,685
Class D, 0.9476% 11/15/34 (b)(f)	191,049	157,803
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	273,230	8,089
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5194% 8/25/33 (f)	238,338	225,519
Series 2003-3 Class M1, 1.4894% 8/25/33 (f)	383,785	369,939
Series 2003-5 Class A2, 0.8905% 12/25/33 (f)	27,804	25,999
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (f)	1,292,000	861,277
Invitation Homes Trust Series 2015-SFR3 Class E, 3.933% 8/17/32 (b)(f)	11,712,000	11,608,090
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4905% 7/25/36 (f)	158,511	65,525
Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (f)	321,202	320,536
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (f)	117,646	116,992
Series 2006-A Class 2C, 1.432% 3/27/42 (f)	2,867,000	1,418,070
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (f)	$ 276,505	$ 3,913
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9494% 7/25/34 (f)	103,204	86,518
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (f)	294,399	268,990
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (f)	208,399	206,621
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (f)	1,433,997	1,385,331
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (f)	48,462	45,238
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (f)	235,957	222,813
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (f)	184,056	3,486
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (f)	1,164,000	1,034,857
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (f)	435,000	411,628
Class M4, 2.3744% 9/25/34 (f)	558,000	257,875
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (f)	1,245,000	1,096,718
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (f)	4,173	3,945
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20	13,091,000	13,188,489
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (f)	650,453	598,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (f)	562,244	545,112
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (f)	23,531	20,654
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (f)	115,176	102,670
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (b)(f)	2,398,344	1,367,056
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (b)(f)	1,459,789	1,455,525
TOTAL ASSET-BACKED SECURITIES (Cost $77,664,828)		88,963,236
Collateralized Mortgage Obligations - 3.2%
	Principal Amount	Value
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (f)	$ 921,948	$ 896,955
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (f)	252,544	250,865
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3028% 12/20/54 (f)	178,650	176,149
Series 2006-1A Class C2, 1.4028% 12/20/54 (b)(f)	5,526,000	5,458,583
Series 2006-2 Class C1, 1.1428% 12/20/54 (f)	4,563,000	4,451,138
Series 2006-3 Class C2, 1.2028% 12/20/54 (f)	922,000	908,262
Series 2006-4:
Class C1, 0.9628% 12/20/54 (f)	2,331,000	2,255,811
Class M1, 0.5428% 12/20/54 (f)	1,006,000	980,840
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (f)	1,847,000	1,774,713
Class 1M1, 0.5028% 12/20/54 (f)	1,238,000	1,194,794
Class 2C1, 1.0628% 12/20/54 (f)	842,000	818,461
Class 2M1, 0.7028% 12/20/54 (f)	1,589,000	1,557,109
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (f)	2,199,000	2,137,641
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (f)	365,737	362,151
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (f)	565,937	478,545
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (f)	318,872	294,741
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (f)	664,286	597,858
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (f)	858,788	812,648
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5385% 6/10/35 (b)(f)	340,316	308,968
Class B6, 3.0385% 6/10/35 (b)(f)	317,919	292,927
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (f)	18,892	18,543
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (f)	89,833	88,467
TOTAL PRIVATE SPONSOR		26,116,169
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (f)	$ 75,926	$ 77,172
Series 2002-39 Class FD, 1.1996% 3/18/32 (f)	121,293	123,989
Series 2002-60 Class FV, 1.1994% 4/25/32 (f)	158,746	162,641
Series 2002-63 Class FN, 1.1994% 10/25/32 (f)	217,978	223,193
Series 2002-7 Class FC, 0.9494% 1/25/32 (f)	80,379	82,165
Series 2002-94 Class FB, 0.5994% 1/25/18 (f)	105,690	106,033
Series 2003-118 Class S, 7.9006% 12/25/33 (f)(g)(i)	2,526,025	587,008
Series 2006-104 Class GI, 6.4806% 11/25/36 (f)(g)(i)	1,854,807	366,456
Series 2006-33 Class CF, 0.4994% 5/25/36 (f)	1,559,190	1,563,221
Series 2007-53 Class FB, 0.5994% 6/25/37 (f)	8,532,654	8,557,006
Series 2007-57 Class FA, 0.4294% 6/25/37 (f)	1,987,631	1,987,951
Series 2008-76 Class EF, 0.6994% 9/25/23 (f)	1,020,680	1,024,680
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	120,860	132,705
Series 1993-207 Class H, 6.5% 11/25/23	1,482,958	1,657,521
Series 1994-23 Class PZ, 6% 2/25/24	4,020,999	4,439,441
Series 1996-28 Class PK, 6.5% 7/25/25	484,368	541,552
Series 1999-17 Class PG, 6% 4/25/29	1,273,875	1,399,573
Series 1999-32 Class PL, 6% 7/25/29	1,100,667	1,211,713
Series 1999-33 Class PK, 6% 7/25/29	713,555	787,212
Series 2001-52 Class YZ, 6.5% 10/25/31	87,990	99,404
Series 2002-9 Class PC, 6% 3/25/17	16,053	16,495
Series 2003-28 Class KG, 5.5% 4/25/23	875,122	956,031
Series 2004-21 Class QE, 4.5% 11/25/32	144,127	147,823
Series 2005-102 Class CO, 11/25/35 (h)	717,669	650,624
Series 2005-73 Class SA, 17.0316% 8/25/35 (f)(i)	282,334	366,538
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,099,166
Series 2006-105 Class MD, 5.5% 6/25/35	779,218	792,918
Series 2006-12 Class BO, 10/25/35 (h)	2,975,337	2,790,559
Series 2006-37 Class OW, 5/25/36 (h)	343,866	304,165
Series 2006-45 Class OP, 6/25/36 (h)	916,471	813,996
Series 2006-62 Class KP, 4/25/36 (h)	1,314,443	1,170,805
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	254,672	299,017
Series 1999-25 Class Z, 6% 6/25/29	970,621	1,097,230
Series 2001-20 Class Z, 6% 5/25/31	1,274,910	1,403,952
Series 2001-31 Class ZC, 6.5% 7/25/31	673,769	776,280
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-16 Class ZD, 6.5% 4/25/32	$ 352,636	$ 411,000
Series 2002-74 Class SV, 7.3506% 11/25/32 (f)(g)	1,589,396	287,784
Series 2002-79 Class Z, 5.5% 11/25/22	1,769,254	1,972,447
Series 2010-50 Class FA, 0.5494% 1/25/24 (f)	28,314	28,317
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,415,661
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	4,820,080	655,917
Series 06-116 Class SG, 6.4406% 12/25/36 (f)(g)(i)	1,242,024	241,132
Series 07-40 Class SE, 6.2406% 5/25/37 (f)(g)(i)	777,607	129,253
Series 1993-165 Class SH, 19.2358% 9/25/23 (f)(i)	58,824	79,976
Series 2003-21 Class SK, 7.9006% 3/25/33 (f)(g)(i)	220,848	60,220
Series 2003-35 Class TQ, 7.3006% 5/25/18 (f)(g)(i)	105,817	6,967
Series 2005-72 Class ZC, 5.5% 8/25/35	7,694,030	8,667,103
Series 2007-57 Class SA, 39.4236% 6/25/37 (f)(i)	595,003	1,192,546
Series 2007-66:
Class FB, 0.5994% 7/25/37 (f)	2,384,850	2,403,883
Class SA, 38.4036% 7/25/37 (f)(i)	908,318	1,784,341
Class SB, 38.4036% 7/25/37 (f)(i)	397,475	761,260
Series 2008-12 Class SG, 6.1506% 3/25/38 (f)(g)(i)	5,350,667	963,277
Series 2009-114 Class AI, 5% 12/25/23 (g)	982,352	40,442
Series 2009-16 Class SA, 6.0506% 3/25/24 (f)(g)(i)	557,363	19,838
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	485,291	23,663
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	546,239	45,314
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	821,499	66,628
Series 2010-112 Class SG, 6.1606% 6/25/21 (f)(g)(i)	730,485	53,902
Series 2010-12 Class AI, 5% 12/25/18 (g)	2,043,340	110,468
Series 2010-135 Class LS, 5.8506% 12/25/40 (f)(g)(i)	4,855,075	864,814
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	4,739,894	672,496
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	548,425	32,155
Series 2010-23:
Class AI, 5% 12/25/18 (g)	863,852	42,073
Class HI, 4.5% 10/25/18 (g)	600,795	29,717
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,853,060	86,422
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,753,737	128,307
Series 2011-39 Class ZA, 6% 11/25/32	3,261,920	3,727,569
Series 2011-67 Class AI, 4% 7/25/26 (g)	1,470,443	167,633
Series 2011-83 Class DI, 6% 9/25/26 (g)	2,374,774	319,733
Series 2013-N1 Class A, 6.5206% 6/25/35 (f)(g)(i)	3,819,770	835,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (g)	$ 313,288	$ 15,599
Class 5, 5.5% 7/25/33 (g)	725,680	152,586
Series 343 Class 16, 5.5% 5/25/34 (g)	580,923	113,047
Series 348 Class 14, 6.5% 8/25/34 (f)(g)	414,948	91,776
Series 351:
Class 12, 5.5% 4/25/34 (f)(g)	290,570	51,604
Class 13, 6% 3/25/34 (g)	384,806	76,857
Series 359 Class 19, 6% 7/25/35 (f)(g)	271,495	56,358
Series 384 Class 6, 5% 7/25/37 (g)	3,445,738	714,345
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (f)	61,944	62,937
Series 2423 Class FA, 1.0976% 3/15/32 (f)	86,078	87,837
Series 2424 Class FM, 1.1976% 3/15/32 (f)	115,518	118,329
Series 2432:
Class FE, 1.0976% 6/15/31 (f)	154,107	157,315
Class FG, 1.0976% 3/15/32 (f)	51,336	52,370
Series 3346 Class FA, 0.4276% 2/15/19 (f)	434,743	435,211
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (f)	3,219,546	3,231,225
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (f)	3,659,590	3,657,391
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	2,429,981	2,190,668
Series 2095 Class PE, 6% 11/15/28	1,371,004	1,514,364
Series 2101 Class PD, 6% 11/15/28	125,412	137,883
Series 2121 Class MG, 6% 2/15/29	566,421	623,726
Series 2131 Class BG, 6% 3/15/29	3,736,161	4,124,518
Series 2137 Class PG, 6% 3/15/29	613,595	676,115
Series 2154 Class PT, 6% 5/15/29	938,932	1,033,573
Series 2162 Class PH, 6% 6/15/29	237,016	260,122
Series 2356 Class GD, 6% 9/15/16	45,155	46,119
Series 2363 Class PF, 6% 9/15/16	42,418	43,210
Series 2425 Class JH, 6% 3/15/17	151,403	155,938
Series 2520 Class BE, 6% 11/15/32	1,267,018	1,397,946
Series 2585 Class KS, 7.4024% 3/15/23 (f)(g)(i)	90,066	13,378
Series 2693 Class MD, 5.5% 10/15/33	3,384,976	3,789,299
Series 2802 Class OB, 6% 5/15/34	2,583,761	2,901,031
Series 2937 Class KC, 4.5% 2/15/20	3,349,570	3,506,679
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2962 Class BE, 4.5% 4/15/20	$ 3,355,218	$ 3,532,331
Series 3002 Class NE, 5% 7/15/35	3,620,880	3,989,072
Series 3110 Class OP, 9/15/35 (h)	1,716,604	1,625,489
Series 3119 Class PO, 2/15/36 (h)	2,671,391	2,318,021
Series 3121 Class KO, 3/15/36 (h)	553,327	493,872
Series 3123 Class LO, 3/15/36 (h)	1,606,263	1,430,712
Series 3145 Class GO, 4/15/36 (h)	1,512,350	1,360,934
Series 3189 Class PD, 6% 7/15/36	3,350,381	3,847,490
Series 3225 Class EO, 10/15/36 (h)	967,482	856,805
Series 3258 Class PM, 5.5% 12/15/36	1,531,368	1,723,894
Series 3415 Class PC, 5% 12/15/37	1,433,472	1,546,401
Series 3786 Class HI, 4% 3/15/38 (g)	4,281,495	496,224
Series 3806 Class UP, 4.5% 2/15/41	8,285,944	8,966,867
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,968,875
sequential payer:
Series 2135 Class JE, 6% 3/15/29	255,143	280,842
Series 2274 Class ZM, 6.5% 1/15/31	297,124	342,183
Series 2281 Class ZB, 6% 3/15/30	735,631	806,446
Series 2303 Class ZV, 6% 4/15/31	318,646	352,141
Series 2357 Class ZB, 6.5% 9/15/31	2,195,874	2,549,400
Series 2502 Class ZC, 6% 9/15/32	656,678	727,975
Series 2519 Class ZD, 5.5% 11/15/32	1,174,547	1,282,210
Series 2546 Class MJ, 5.5% 3/15/23	562,030	603,125
Series 2601 Class TB, 5.5% 4/15/23	261,275	290,004
Series 2998 Class LY, 5.5% 7/15/25	694,397	764,104
Series 06-3115 Class SM, 6.4024% 2/15/36 (f)(g)(i)	1,036,813	179,774
Series 2013-4281 Class AI, 4% 12/15/28 (g)	16,020,858	1,809,899
Series 2844:
Class SC, 45.5156% 8/15/24 (f)(i)	35,382	61,668
Class SD, 83.8812% 8/15/24 (f)(i)	52,053	125,730
Series 2935 Class ZK, 5.5% 2/15/35	9,451,814	10,746,091
Series 2947 Class XZ, 6% 3/15/35	3,772,403	4,252,868
Series 3055 Class CS, 6.3924% 10/15/35 (f)(g)	1,468,409	291,125
Series 3244 Class SG, 6.4624% 11/15/36 (f)(g)(i)	3,481,311	666,481
Series 3274 Class SM, 6.2324% 2/15/37 (f)(g)	1,741,741	317,799
Series 3284 Class CI, 5.9224% 3/15/37 (f)(g)	8,108,888	1,486,074
Series 3287 Class SD, 6.5524% 3/15/37 (f)(g)(i)	5,239,525	1,237,459
Series 3297 Class BI, 6.5624% 4/15/37 (f)(g)(i)	7,686,608	1,557,955
Series 3336 Class LI, 6.3824% 6/15/37 (f)(g)	2,789,051	401,892
Series 3772 Class BI, 4.5% 10/15/18 (g)	2,183,985	109,178
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3949 Class MK, 4.5% 10/15/34	$ 2,572,139	$ 2,788,152
Series 4471 Class PA 4% 12/15/40	34,103,999	36,042,586
target amortization class Series 2156 Class TC, 6.25% 5/15/29	776,106	852,112
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (f)	316,431	320,921
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	616,652	679,148
Series 2056 Class Z, 6% 5/15/28	1,092,816	1,203,666
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40	17,261,573	19,429,960
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (f)(g)(i)	1,475,269	257,207
Series 2010-H03 Class FA, 0.739% 3/20/60 (f)(j)	16,016,435	16,049,221
Series 2010-H17 Class FA, 0.519% 7/20/60 (f)(j)	1,734,652	1,726,885
Series 2010-H18 Class AF, 0.4882% 9/20/60 (f)(j)	2,079,334	2,067,112
Series 2010-H19 Class FG, 0.4882% 8/20/60 (f)(j)	2,487,981	2,473,551
Series 2010-H27 Series FA, 0.5682% 12/20/60 (f)(j)	4,161,283	4,153,776
Series 2011-H05 Class FA, 0.6882% 12/20/60 (f)(j)	6,766,709	6,775,195
Series 2011-H07 Class FA, 0.6882% 2/20/61 (f)(j)	12,708,796	12,722,915
Series 2011-H12 Class FA, 0.6782% 2/20/61 (f)(j)	16,973,022	16,994,883
Series 2011-H13 Class FA, 0.6882% 4/20/61 (f)(j)	6,535,238	6,543,368
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (f)(j)	8,686,941	8,699,529
Class FC, 0.6882% 5/20/61 (f)(j)	6,882,468	6,891,649
Series 2011-H17 Class FA, 0.7182% 6/20/61 (f)(j)	9,070,727	9,090,537
Series 2011-H21 Class FA, 0.7882% 10/20/61 (f)(j)	10,134,010	10,183,403
Series 2012-6 Class FG, 0.5976% 4/16/40 (f)	6,261,382	6,287,649
Series 2012-H01 Class FA, 0.8882% 11/20/61 (f)(j)	8,524,466	8,575,783
Series 2012-H03 Class FA, 0.8882% 1/20/62 (f)(j)	5,336,892	5,369,159
Series 2012-H06 Class FA, 0.8182% 1/20/62 (f)(j)	8,215,776	8,266,335
Series 2012-H07 Class FA, 0.8182% 3/20/62 (f)(j)	4,941,037	4,979,443
Series 2012-H23 Class WA, 0.7082% 10/20/62 (f)(j)	1,375,907	1,379,069
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H26, Class CA, 0.7182% 7/20/60 (f)(j)	$ 18,567,329	$ 18,603,888
Series 2013-H07 Class BA, 0.5482% 3/20/63 (f)(j)	1,596,518	1,584,052
Series 2014-H03 Class FA, 0.7882% 1/20/64 (f)(j)	7,870,137	7,912,982
Series 2014-H05 Class FB, 0.7882% 12/20/63 (f)(j)	19,557,550	19,662,574
Series 2014-H11 Class BA, 0.6882% 6/20/64 (f)(j)	6,603,563	6,630,645
Series 2015-H07 Class FA, 0.3% 3/20/65 (f)(j)	31,965,481	31,897,969
Series 2015-H13 Class FL, 0.4682% 5/20/63 (f)(j)	52,456,772	52,351,806
Series 2015-H19 Class FA, 0.393% 4/20/63 (f)(j)	44,700,000	44,616,188
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,275,469	1,455,770
Series 1997-8 Class PE, 7.5% 5/16/27	536,260	633,117
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	3,295,727	541,737
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	5,194,791	5,754,941
Series 2004-32 Class GS, 6.3024% 5/16/34 (f)(g)(i)	783,955	169,881
Series 2004-73 Class AL, 7.0024% 8/17/34 (f)(g)(i)	942,790	182,205
Series 2007-35 Class SC, 39.0144% 6/16/37 (f)(i)	63,810	123,733
Series 2010-14 Class SN, 5.7524% 2/16/40 (f)(g)(i)	5,897,309	1,116,352
Series 2010-H10 Class FA, 0.519% 5/20/60 (f)(j)	5,409,952	5,384,591
Series 2012-76 Class GS, 6.5024% 6/16/42 (f)(g)(i)	3,192,390	666,399
Series 2012-97 Class JS, 6.0524% 8/16/42 (f)(g)(i)	10,116,684	1,735,166
Series 2013-124:
Class ES, 8.3963% 4/20/39 (f)(i)	8,466,918	9,847,896
Class ST, 8.5297% 8/20/39 (f)(i)	15,905,101	18,673,699
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	69,299,184	71,010,389
Series 2015-H17:
Class GZ, 4.4518% 5/20/65 (j)	1,605,935	1,727,933
Class HA, 2.5% 5/20/65 (j)	54,385,641	55,734,350
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (j)	39,676,000	40,636,905
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (j)	1,719,904	1,763,170
TOTAL U.S. GOVERNMENT AGENCY		773,254,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $773,244,791)		799,370,353
Commercial Mortgage Securities - 7.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (f)(g)	$ 415,992	$ 5,206
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	21,687,355	22,078,660
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,485,354
Series 2006-6 Class E, 5.619% 10/10/45 (b)	1,002,000	111,708
Series 2007-3 Class A4, 5.5746% 6/10/49 (f)	3,373,848	3,533,093
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	17,688,631	18,500,008
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (b)(f)	18,385	16,584
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (b)(f)	643,145	571,608
Class B1, 1.5994% 1/25/36 (b)(f)	18,111	11,520
Class M1, 0.6494% 1/25/36 (b)(f)	207,385	168,016
Class M2, 0.6694% 1/25/36 (b)(f)	41,977	32,911
Class M3, 0.6994% 1/25/36 (b)(f)	90,950	68,567
Class M4, 0.8094% 1/25/36 (b)(f)	33,981	25,082
Class M5, 0.8494% 1/25/36 (b)(f)	33,981	24,947
Class M6, 0.8994% 1/25/36 (b)(f)	35,980	25,754
Series 2006-3A Class M4, 0.6294% 10/25/36 (b)(f)	17,760	1,823
Series 2007-1 Class A2, 0.4694% 3/25/37 (b)(f)	445,386	373,080
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (b)(f)	959,635	818,702
Class A2, 0.5194% 7/25/37 (b)(f)	899,032	739,625
Class M1, 0.5694% 7/25/37 (b)(f)	275,469	210,827
Class M2, 0.6094% 7/25/37 (b)(f)	143,745	101,194
Class M3, 0.6894% 7/25/37 (b)(f)	110,344	64,704
Series 2007-3:
Class A2, 0.4894% 7/25/37 (b)(f)	394,815	321,605
Class M1, 0.5094% 7/25/37 (b)(f)	156,996	121,383
Class M2, 0.5394% 7/25/37 (b)(f)	167,367	120,191
Class M3, 0.5694% 7/25/37 (b)(f)	270,005	118,702
Class M4, 0.6994% 7/25/37 (b)(f)	473,849	139,108
Class M5, 0.7994% 7/25/37 (b)(f)	199,192	39,102
Series 2007-4A Class M1, 1.1494% 9/25/37 (b)(f)	127,556	24,349
Series 2006-3A, Class IO, 0% 10/25/36 (b)(f)(g)	10,368,197	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(f)(g)	4,424,390	14,078
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	$ 8,435,020	$ 8,817,970
Series 2007-PW16 Class A4, 5.7053% 6/11/40 (f)	2,484,000	2,625,946
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	21,120,060
Series 2006-T22 Class A4, 5.5924% 4/12/38 (f)	152,486	153,795
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (b)(f)(g)	79,824,056	83,656
Series 2007-T28 Class X2, 0.1359% 9/11/42 (b)(f)(g)	49,715,730	5,469
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (b)(f)	248,667	236,596
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (b)(f)	10,251,000	10,230,990
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	157,652	158,476
Class A4, 5.322% 12/11/49	123,188,500	127,382,822
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,937,000	1,881,613
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (b)(f)	103,547	103,571
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (f)	40,358,192	41,414,769
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	26,136	26,136
Series 2007-C3 Class A4, 5.6993% 6/15/39 (f)	30,647,124	32,123,978
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	19,378,000	20,459,196
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(f)(g)	2,489	0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (b)(f)	4,988,000	4,954,241
Class C, 2.4476% 3/15/17 (b)(f)	4,859,000	4,826,270
Class D, 3.3976% 3/15/17 (b)(f)	7,352,000	7,291,140
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (f)	921,744	919,668
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	51,805,435	53,286,257
Series K034 Class A2, 3.531% 7/25/23	30,768,438	32,587,068
Series K035 Class A2, 3.458% 8/25/23	5,649,000	5,949,674
Series K032 Class A2, 3.31% 5/25/23	9,200,000	9,631,513
Series K036 Class A2, 3.527% 10/25/23	15,078,800	15,938,804
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K047 Class A2, 3.329% 5/25/25	$ 66,700,000	$ 69,180,706
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	9,030,000	9,436,792
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)(f)	25,600,000	25,675,471
Class CFX, 3.4949% 12/15/19 (b)(f)	21,481,000	21,167,242
Class DFX, 3.3822% 12/15/19 (b)(f)	18,206,000	17,728,384
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	76,105,705	78,868,266
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,741,635	26,860,907
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (f)	18,204,620	18,476,069
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (b)	6,810,000	6,880,955
Series 2013-XA1, 1.331% 1/10/30 (b)(f)(g)	123,825,712	3,480,617
Series 2013-XB1, 0.6525% 1/10/30 (b)(f)(g)	120,531,000	1,715,072
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	5,828,698	6,005,663
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,278,409
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	47,750,408
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (b)(f)	115,890	113,607
Class F, 0.5276% 11/15/18 (b)(f)	320,945	308,562
Class G, 0.5576% 11/15/18 (b)(f)	279,111	267,140
Class H, 0.6976% 11/15/18 (b)(f)	214,234	204,599
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	37,525,033	38,583,614
Class A4, 5.552% 5/12/45	9,096,228	9,250,373
Series 2006-CB17 Class A4, 5.429% 12/12/43	17,762,040	18,305,452
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	14,164,320	14,579,703
Series 2007-CB18 Class A4, 5.44% 6/12/47	14,821,283	15,424,835
Series 2007-CB19 Class A4, 5.695% 2/12/49 (f)	47,695,083	50,241,986
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (f)	109,185,368	114,959,309
Series 2007-LDPX Class A3, 5.42% 1/15/49	25,720,483	26,826,798
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (f)	28,497,272	28,977,194
Series 2007-CB20 Class A1A, 5.746% 2/12/51	77,839,957	83,078,820
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	100,410	314
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (f)	$ 1,380,178	$ 1,460,509
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	778,813	800,593
Series 2006-C7 Class A2, 5.3% 11/15/38	543,033	546,314
Series 2007-C1 Class A4, 5.424% 2/15/40	43,116,588	44,869,967
Series 2007-C2 Class A3, 5.43% 2/15/40	3,783,278	3,955,114
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	3,114,601	3,247,102
Series 2007-C7 Class A3, 5.866% 9/15/45	48,688,153	52,453,111
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (b)(f)	1,509,000	1,489,327
Series 2007-C1:
Class A3, 5.8347% 6/12/50 (f)	1,075,184	1,077,441
Class A4, 5.8347% 6/12/50 (f)	54,971,000	57,368,780
Series 2008-C1 Class A4, 5.69% 2/12/51	2,677,482	2,852,252
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (f)	2,715,417	2,801,761
Class ASB, 5.133% 12/12/49 (f)	101,403	101,629
Series 2007-5 Class A4, 5.378% 8/12/48	44,667,932	46,448,351
Series 2007-6:
Class A2, 5.331% 3/12/51	6,769,134	6,835,708
Class A4, 5.485% 3/12/51 (f)	24,350,000	25,515,902
Series 2007-7 Class A4, 5.7429% 6/12/50 (f)	5,674,476	6,006,819
Series 2007-9:
Class A4, 5.7% 9/12/49	185,000	195,858
Class ASB, 5.644% 9/12/49	1,544,556	1,542,445
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,734,000	542,095
Series 2007-8 Class A3, 5.8811% 8/12/49 (f)	1,496,000	1,592,298
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (b)(f)	291,739	291,943
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (b)(f)	3,897,174	3,885,229
Class E, 0.4355% 10/15/20 (b)(f)	8,181,000	8,128,110
Class F, 0.4855% 10/15/20 (b)(f)	9,173,000	9,114,834
Class G, 0.5255% 10/15/20 (b)(f)	505,000	501,162
Class H, 0.6155% 10/15/20 (b)(f)	318,000	309,223
Class J, 0.7655% 10/15/20 (b)(f)	183,596	169,349
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	861,309	860,483
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (f)	$ 305,554	$ 306,524
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	2,601,000	2,726,548
Class AAB, 5.654% 4/15/49	1,571,749	1,594,354
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	456,548	469,788
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	226,676	71,685
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (b)(f)	323,000	306,716
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	20,172,335	21,014,368
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	83,841,047
Series 2007-C31 Class A4, 5.509% 4/15/47	90,736,867	92,560,950
Series 2007-C32 Class A3, 5.7146% 6/15/49 (f)	69,892,000	73,532,863
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (f)	72,000,970	75,242,814
Class A5, 5.9507% 2/15/51 (f)	12,818,000	13,763,584
Series 2005-C22 Class B, 5.3736% 12/15/44 (f)	3,845,000	3,825,487
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	54,065,312	55,583,033
Series 2007-C31 Class C, 5.6711% 4/15/47 (f)	4,147,000	4,027,720
Series 2007-C31A Class A2, 5.421% 4/15/47	1,316,234	1,317,505
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,888,629,925)		1,908,853,132
Municipal Securities - 2.3%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,355,758
7.3% 10/1/39	39,940,000	55,286,546
7.5% 4/1/34	18,570,000	25,884,537
7.6% 11/1/40	39,105,000	57,363,907
7.625% 3/1/40	9,470,000	13,642,861
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	4,951,952
Series 2010 C1, 7.781% 1/1/35	28,545,000	28,996,867
Series 2012 B, 5.432% 1/1/42	7,305,000	5,886,515
6.314% 1/1/44	33,980,000	29,572,114
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	$ 13,920,000	$ 14,306,976
4.95% 6/1/23	20,310,000	20,648,365
5.1% 6/1/33	126,140,000	117,041,522
Series 2010-1, 6.63% 2/1/35	21,560,000	22,190,414
Series 2010-3:
5.547% 4/1/19	655,000	703,948
6.725% 4/1/35	31,715,000	32,827,879
7.35% 7/1/35	14,750,000	15,812,443
Series 2011:
4.961% 3/1/16	2,090,000	2,125,028
5.365% 3/1/17	770,000	796,411
5.665% 3/1/18	26,580,000	28,425,715
5.877% 3/1/19	70,360,000	76,857,042
Series 2013:
2.69% 12/1/17	6,955,000	6,929,336
3.14% 12/1/18	7,215,000	7,210,166
TOTAL MUNICIPAL SECURITIES (Cost $578,877,716)		573,816,302
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	24,847,725
5.625% 1/7/41	27,107,000	24,125,230
United Mexican States 4.75% 3/8/44	26,992,000	25,170,040
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,214,979)		74,142,995
Bank Notes - 1.6%

Bank of America NA:
1.65% 3/26/18	36,584,000	36,401,592
1.75% 6/5/18	130,414,000	129,721,241
5.3% 3/15/17	11,902,000	12,511,739
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,432,704
Capital One NA 1.65% 2/5/18	25,752,000	25,424,538
Discover Bank:
(Delaware) 3.2% 8/9/21	34,467,000	33,881,957
3.1% 6/4/20	34,762,000	34,689,104
Bank Notes - continued
	Principal Amount	Value
Discover Bank: - continued
8.7% 11/18/19	$ 3,837,000	$ 4,586,090
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,548,889
KeyBank NA:
1.65% 2/1/18	16,646,000	16,583,694
6.95% 2/1/28	3,200,000	4,084,861
Marshall & Ilsley Bank 5% 1/17/17	25,252,000	26,355,260
Regions Bank 7.5% 5/15/18	55,802,000	63,290,182
Wachovia Bank NA 6% 11/15/17	6,320,000	6,904,493
TOTAL BANK NOTES (Cost $410,309,122)		415,416,344
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $696,853,402)	696,853,402	696,853,402
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $26,042,433,731)		26,162,669,748
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(948,152,756)
NET ASSETS - 100%		$ 25,214,516,992
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/45	$ (12,000,000)	(12,051,563)
3% 9/1/45	(5,600,000)	(5,624,063)
3% 9/1/45	(12,000,000)	(12,051,563)
3% 9/1/45	(5,600,000)	(5,624,063)
3% 9/1/45	(1,700,000)	(1,707,305)
3% 9/1/45	(8,400,000)	(8,436,094)
3% 9/1/45	(52,500,000)	(52,725,587)
3.5% 9/1/45	(28,000,000)	(29,014,997)
3.5% 9/1/45	(28,000,000)	(29,014,997)
3.5% 9/1/45	(16,000,000)	(16,579,998)
4% 9/1/45	(113,000,000)	(120,009,526)
4% 9/1/45	(42,175,000)	(44,791,166)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 9/1/45	$ (25,900,000)	$ (28,056,983)
TOTAL FANNIE MAE		(365,687,905)
Freddie Mac
3% 9/1/45	(3,700,000)	(3,705,203)
3% 9/1/45	(8,600,000)	(8,612,093)
TOTAL FREDDIE MAC		(12,317,296)
Ginnie Mae
3.5% 9/1/45	(68,400,000)	(71,221,493)
3.5% 9/1/45	(38,500,000)	(40,088,121)
TOTAL GINNIE MAE		(111,309,614)
TOTAL TBA SALE COMMITMENTS (Proceeds $489,316,998)		$ (489,314,815)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
LCH	Sep. 2020	$ 72,400,000	3-month LIBOR	2.25%	$ (1,349,893)	$ 0	$ (1,349,893)
LCH	Sep. 2025	74,500,000	3-month LIBOR	2.75%	(2,493,345)	0	(2,493,345)
LCH	Sep. 2045	31,600,000	3-month LIBOR	3%	(1,973,916)	0	(1,973,916)
TOTAL INTEREST RATE SWAPS					$ (5,817,154)	$ 0	$ (5,817,154)

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,517,893,599 or 6.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $12,062,893.

(e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,072,418.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,133,440
Fidelity Mortgage Backed Securities Central Fund	9,430,603
Total	$ 10,564,043
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 4,712,836,075	$ -	$ 4,692,827,748	$ -	0.0%
* Includes the value of shares redeemed through in-kind transactions. See Note 5 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 11,474,740,736	$ -	$ 11,474,740,736	$ -
U.S. Government and Government Agency Obligations	4,849,695,972	-	4,849,695,972	-
U.S. Government Agency - Mortgage Securities	5,280,817,276	-	5,280,817,276	-
Asset-Backed Securities	88,963,236	-	84,839,893	4,123,343
Collateralized Mortgage Obligations	799,370,353	-	799,370,353	-
Commercial Mortgage Securities	1,908,853,132	-	1,908,779,623	73,509
Municipal Securities	573,816,302	-	573,816,302	-
Foreign Government and Government Agency Obligations	74,142,995	-	74,142,995	-
Bank Notes	415,416,344	-	415,416,344	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 696,853,402	$ 696,853,402	$ -	$ -
Total Investments in Securities:	$ 26,162,669,748	$ 696,853,402	$ 25,461,619,494	$ 4,196,852
Derivative Instruments:
Liabilities
Swaps	$ (5,817,154)	$ -	$ (5,817,154)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (489,314,815)	$ -	$ (489,314,815)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (5,817,154)
Total Value of Derivatives	$ -	$ (5,817,154)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,345,580,329)	$ 25,465,816,346
Fidelity Central Funds (cost $696,853,402)	696,853,402
Total Investments (cost $26,042,433,731)		$ 26,162,669,748
Receivable for investments sold		233,445,846
Receivable for TBA sale commitments		489,316,998
Receivable for fund shares sold		14,386
Interest receivable		179,367,301
Distributions receivable from Fidelity Central Funds		128,504
Receivable for daily variation margin for derivative instruments		239,043
Total assets		27,065,181,826

Liabilities
Payable to custodian bank	$ 31,172
Payable for investments purchased
Regular delivery	134,047,147
Delayed delivery	949,864,689
TBA sale commitments, at value	489,314,815
Payable for fund shares redeemed	268,724,702
Distributions payable	35
Accrued management fee	7,626,856
Other affiliated payables	1,053,056
Other payables and accrued expenses	2,362
Total liabilities		1,850,664,834

Net Assets		$ 25,214,516,992
Net Assets consist of:
Paid in capital		$ 24,840,516,598
Undistributed net investment income		96,301,159
Accumulated undistributed net realized gain (loss) on investments		163,278,189
Net unrealized appreciation (depreciation) on investments		114,421,046
Net Assets		$ 25,214,516,992

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2015
Series Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($13,024,398,082 ÷ 1,155,854,250 shares)	$ 11.27

Class F:
Net Asset Value, offering price and redemption price per share ($12,190,118,910 ÷ 1,081,429,847 shares)	$ 11.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2015
Investment Income
Interest		$ 763,528,063
Income from Fidelity Central Funds		10,564,043
Total income		774,092,106

Expenses
Management fee	$ 89,229,305
Transfer agent fees	12,429,658
Independent trustees' compensation	104,353
Miscellaneous	70,051
Total expenses before reductions	101,833,367
Expense reductions	(2,241)	101,831,126
Net investment income (loss)		672,260,980
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,304,376
Fidelity Central Funds	218,113,280
Swaps	(5,182,482)
Total net realized gain (loss)		436,235,174
Change in net unrealized appreciation (depreciation) on: Investment securities	(885,505,767)
Swaps	(5,817,154)
Delayed delivery commitments	547,511
Total change in net unrealized appreciation (depreciation)		(890,775,410)
Net gain (loss)		(454,540,236)
Net increase (decrease) in net assets resulting from operations		$ 217,720,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 672,260,980	$ 638,067,178
Net realized gain (loss)	436,235,174	66,494,124
Change in net unrealized appreciation (depreciation)	(890,775,410)	796,186,955
Net increase (decrease) in net assets resulting from operations	217,720,744	1,500,748,257
Distributions to shareholders from net investment income	(643,367,731)	(633,386,559)
Distributions to shareholders from net realized gain	(17,441,352)	(16,331,656)
Total distributions	(660,809,083)	(649,718,215)
Share transactions - net increase (decrease)	2,388,797,197	(4,763,323,731)
Total increase (decrease) in net assets	1,945,708,858	(3,912,293,689)

Net Assets
Beginning of period	23,268,808,134	27,181,101,823
End of period (including undistributed net investment income of $96,301,159 and undistributed net investment income of $67,717,307, respectively)	$ 25,214,516,992	$ 23,268,808,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.07	$ 12.05	$ 11.83	$ 11.94
Income from Investment Operations
Net investment income (loss) B	.296	.298	.240	.321	.374
Net realized and unrealized gain (loss)	(.204)	.406	(.542)	.464	.206
Total from investment operations	.092	.704	(.302)	.785	.580
Distributions from net investment income	(.284)	(.296)	(.229)	(.345)	(.357)
Distributions from net realized gain	(.008)	(.008)	(.449)	(.220)	(.333)
Total distributions	(.292)	(.304)	(.678)	(.565)	(.690)
Net asset value, end of period	$ 11.27	$ 11.47	$ 11.07	$ 12.05	$ 11.83
Total Return A	.79%	6.44%	(2.67)%	6.87%	5.11%
Ratios to Average Net AssetsC, E
Expenses before reductions	.45%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.59%	2.64%	2.09%	2.72%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,024,398	$ 12,027,554	$ 14,142,872	$ 14,011,346	$ 15,646,684
Portfolio turnover rate D	157% F	105%	215%	158%	213% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond Fund Class F

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.08	$ 12.05	$ 11.84	$ 11.95
Income from Investment Operations
Net investment income (loss) B	.307	.309	.251	.332	.385
Net realized and unrealized gain (loss)	(.204)	.397	(.532)	.455	.207
Total from investment operations	.103	.706	(.281)	.787	.592
Distributions from net investment income	(.295)	(.308)	(.240)	(.357)	(.369)
Distributions from net realized gain	(.008)	(.008)	(.449)	(.220)	(.333)
Total distributions	(.303)	(.316)	(.689)	(.577)	(.702)
Net asset value, end of period	$ 11.27	$ 11.47	$ 11.08	$ 12.05	$ 11.84
Total Return A	.88%	6.45%	(2.49)%	6.89%	5.22%
Ratios to Average Net AssetsC, E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	2.69%	2.74%	2.18%	2.82%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,190,119	$ 11,241,255	$ 13,038,230	$ 10,103,504	$ 5,931,766
Portfolio turnover rate D	157% F	105%	215%	158%	213% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,867,946
Gross unrealized depreciation	(386,306,608)
Net unrealized appreciation (depreciation) on securities	$ 161,561,338

Tax Cost	$ 26,001,108,410

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 72,624,368
Undistributed long-term capital gain	$ 116,838,633
Net unrealized appreciation (depreciation) on securities and other investments	$ 154,858,994

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 660,809,083	$ 649,718,215

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps	$ (5,182,482)	$ (5,817,154)
Totals A	$ (5,182,482)	$ (5,817,154)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Purchases and Sales of Investments. Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $5,104,519,027 and $1,038,441,253, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Investment Grade Bond	$ 12,429,658.09

Exchanges In-Kind. During the period, the Fund redeemed in-kind all of its shares of Fidelity Mortgage-Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $4,692,827,748. Net realized gain (loss) of $218,113,280 on the redemptions of the Fidelity Mortgage Backed Securities Central Fund shares is included in the accompanying Statement of Operations as "Realized

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5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind - continued

gain (loss) on Fidelity Central Funds." The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36,203 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,359,095.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,241.

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Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Series Investment Grade Bond	$ 325,944,125	$ 324,628,573
Class F	317,423,606	308,757,986
Total	$ 643,367,731	$ 633,386,559
From net realized gain
Series Investment Grade Bond	$ 8,983,110	$ 8,595,685
Class F	8,458,242	7,735,971
Total	$ 17,441,352	$ 16,331,656

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Series Investment Grade Bond
Shares sold	269,346,404	215,890,285	$ 3,075,994,179	$ 2,424,521,970
Reinvestment of distributions	29,260,737	29,453,749	334,927,235	332,666,511
Shares redeemed	(191,812,532)	(473,777,543)	(2,185,902,703)	(5,314,846,794)
Net increase (decrease)	106,794,609	(228,433,509)	$ 1,225,018,711	$ (2,557,658,313)
Class F
Shares sold	290,759,372	225,811,512	$ 3,324,369,421	$ 2,541,658,728
Reinvestment of distributions	28,461,220	27,963,644	325,881,812	316,022,407
Shares redeemed	(217,877,748)	(450,946,377)	(2,486,472,747)	(5,063,346,553)
Net increase (decrease)	101,342,844	(197,171,221)	$ 1,163,778,486	$ (2,205,665,418)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Investment Grade Bond	10/12/2015	10/9/2015	$0.071
Class F	10/12/2015	10/9/2015	$0.071

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $116,838,632, or, if subsequently determined to be different, the net capital gain of such year.

A total of 11.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-ANN-1015
1.873109.106

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Investor Class	1.40%	2.77%	4.09%
Fidelity Advantage® Class A	1.52%	2.86%	4.14%

A The initial offering of Fidelity Advantage® Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Investor Class on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Brandon Bettencourt: For the period, the fund's share classes roughly kept pace with The Barclays® U.S. Aggregate Bond Index, although the index only managed a modest gain that was well below its historical long-term average. This still met our goal of producing monthly returns, before expenses, that closely matched the index return. We used a method known as "stratified sampling," or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. We also managed the portfolio so that it matched the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. A strong preference for conservative investments shaped much of the period's market activity. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 992.00	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 992.60	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 992.80	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 68.7%	U.S. Government and U.S. Government Agency Obligations 69.3%
AAA 5.1%	AAA 4.9%
AA 3.9%	AA 3.9%
A 11.5%	A 10.3%
BBB 11.3%	BBB 12.1%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.1)%†	Short-Term Investments and Net Other Assets (1.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.3	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 25.1%		Corporate Bonds 24.6%
	U.S. Government and U.S. Government Agency Obligations 68.7%		U.S. Government and U.S. Government Agency Obligations 69.3%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.6%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 3.9%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†
* Foreign investments	8.6%	** Foreign investments	8.4%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$ 6,550	$ 6,585
2.15% 3/13/20	8,550	8,498
2.25% 8/15/19	7,650	7,671
Ford Motor Co. 4.75% 1/15/43	7,650	7,249
General Motors Co. 5.2% 4/1/45	4,270	4,009
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,546
4% 1/15/25	6,170	5,836
4.3% 7/13/25	7,600	7,367
		53,761
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,902
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,642
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,815
Northwestern University 4.643% 12/1/44	3,350	3,664
President and Fellows of Harvard College 3.619% 10/1/37	1,000	970
Rice University 3.774% 5/15/55	1,900	1,771
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,273
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,100
University of Southern California 5.25% 10/1/2111	2,000	2,353
		21,490
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,521
6.3% 3/1/38	7,045	8,355
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,690
Starbucks Corp. 3.85% 10/1/23	1,875	1,970
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,002
5.3% 9/15/19	2,000	2,199
		19,737
Media - 1.0%
21st Century Fox America, Inc.:
5.4% 10/1/43	3,875	3,896
5.65% 8/15/20	1,000	1,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
6.15% 3/1/37	$ 3,955	$ 4,388
6.9% 3/1/19	2,110	2,409
6.9% 8/15/39	2,000	2,395
7.75% 12/1/45	3,160	4,282
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,065
CBS Corp. 4% 1/15/26	6,000	5,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (d)	7,980	7,925
6.484% 10/23/45 (d)	4,690	4,757
Comcast Corp.:
3.125% 7/15/22	3,000	3,015
3.375% 8/15/25	5,700	5,646
4.65% 7/15/42	4,000	4,082
4.75% 3/1/44	5,400	5,606
4.95% 6/15/16	1,862	1,923
5.7% 5/15/18	2,940	3,249
5.7% 7/1/19	8,500	9,587
6.4% 3/1/40	1,000	1,247
6.55% 7/1/39	3,000	3,822
6.95% 8/15/37	6,700	8,724
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,452
5.875% 10/1/19	2,905	3,249
6.35% 3/15/40	1,000	1,066
6.375% 3/1/41	2,100	2,241
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,177
4.875% 4/1/43	4,900	4,210
5.05% 6/1/20	3,200	3,469
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,733
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,341
1.65% 9/29/17	8,000	7,987
4.7% 10/15/19	4,000	4,344
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,790
5.85% 5/1/17	5,801	6,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,287
7.3% 7/1/38	4,000	4,235
8.75% 2/14/19	2,368	2,797
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,959
3.55% 6/1/24	3,000	2,937
3.6% 7/15/25	6,340	6,129
4% 1/15/22	1,000	1,024
4.65% 6/1/44	3,000	2,780
4.85% 7/15/45	3,000	2,899
6.5% 11/15/36	5,724	6,595
Viacom, Inc.:
4.25% 9/1/23	7,775	7,391
4.375% 3/15/43	2,635	1,942
5.625% 9/15/19	1,000	1,091
6.125% 10/5/17	5,420	5,852
Walt Disney Co.:
1.125% 2/15/17	2,760	2,770
1.85% 5/30/19	1,500	1,499
2.55% 2/15/22	2,810	2,784
4.125% 6/1/44	2,000	1,930
5.5% 3/15/19	2,000	2,245
		203,386
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,250
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,402
4.3% 2/15/43	4,750	4,005
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,705
5.875% 7/15/16	2,100	2,194
7% 1/15/38	1,038	1,417
		30,211
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,737
3.25% 4/15/25	4,000	3,861
3.7% 4/15/22	5,500	5,604
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,102
3.75% 2/15/24	6,725	6,998
4.2% 4/1/43	1,575	1,539
4.875% 2/15/44	2,875	3,048
5.4% 3/1/16	6,400	6,555
5.875% 12/16/36	4,700	5,684
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,384
4.625% 4/15/20	2,000	2,192
4.65% 4/15/42	6,500	6,740
5.8% 4/15/40	2,000	2,359
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,863
Turlock Corp.:
1.5% 11/2/17	4,775	4,744
2.75% 11/2/22	5,725	5,477
4% 11/2/32	1,900	1,818
4.15% 11/2/42	1,900	1,739
		84,323
TOTAL CONSUMER DISCRETIONARY		412,908
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,095
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,696
2.625% 1/17/23	2,825	2,699
4.625% 2/1/44	5,750	5,832
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,682
8.2% 1/15/39	2,800	4,204
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	$ 2,850	$ 2,776
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,632
4.25% 10/22/44	6,000	5,832
4.875% 11/1/40	2,300	2,452
7.9% 11/1/18	6,000	7,097
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,779
3.15% 11/15/20	3,700	3,844
		59,958
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,768
2.8% 7/20/20	8,400	8,485
3.875% 7/20/25	4,660	4,765
5.125% 7/20/45	2,810	2,993
5.3% 12/5/43	4,391	4,716
5.75% 5/15/41	6,000	6,783
Kroger Co.:
3.9% 10/1/15	9,000	9,021
5.15% 8/1/43	2,725	2,874
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,858
2.8% 4/15/16	6,700	6,797
3.3% 4/22/24	19,000	19,164
5.625% 4/1/40	2,000	2,378
5.625% 4/15/41	4,600	5,506
6.5% 8/15/37	8,275	10,743
Walgreen Co. 3.1% 9/15/22	2,850	2,749
		98,600
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,472
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,635
3.2% 1/25/23	11,249	10,516
General Mills, Inc.:
2.2% 10/21/19	7,000	6,974
5.65% 2/15/19	13,501	14,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co. 5% 7/15/35 (d)	$ 3,500	$ 3,608
Kellogg Co.:
3.125% 5/17/22	1,875	1,881
3.25% 5/21/18	2,800	2,895
4.45% 5/30/16	2,000	2,050
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,786
5% 6/4/42	2,825	2,875
The J.M. Smucker Co. 2.5% 3/15/20 (d)	5,700	5,669
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,567
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,555
3.1% 7/30/25	2,900	2,883
		91,364
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,328
2.4% 3/1/22	5,200	5,115
2.4% 6/1/23	8,000	7,696
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,014
1.9% 11/1/19	4,000	4,018
2.3% 2/6/22	4,700	4,630
3.1% 8/15/23	10,000	10,169
3.15% 9/1/15	4,500	4,500
		49,470
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,263
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,730
4.25% 8/9/42	9,780	8,739
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,379
4.5% 3/26/20	2,000	2,177
4.875% 11/15/43	6,000	6,271
5.65% 5/16/18	6,789	7,479
6.375% 5/16/38	1,450	1,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 1,325	$ 1,288
4.45% 6/12/25	7,060	7,247
4.85% 9/15/23	1,800	1,893
5.85% 8/15/45	4,240	4,582
6.75% 6/15/17	2,899	3,136
7.25% 6/15/37	7,220	8,682
		64,402
TOTAL CONSUMER STAPLES		374,057
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,026
Cameron International Corp. 3.7% 6/15/24	7,575	7,493
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,824
Halliburton Co.:
6.15% 9/15/19	2,000	2,286
7.45% 9/15/39	1,500	1,969
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,423
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,415
3.05% 3/1/16	1,020	1,018
4.625% 3/1/21	1,340	1,160
5.25% 3/15/42	3,100	2,080
Weatherford International Ltd. 7% 3/15/38	5,580	4,715
		37,409
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,824
6.2% 3/15/40	2,000	2,175
6.45% 9/15/36	2,675	3,003
Apache Corp. 5.1% 9/1/40	3,000	2,782
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,445
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,805
2.315% 2/13/20	1,800	1,798
2.5% 11/6/22	3,000	2,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
2.521% 1/15/20	$ 6,000	$ 6,047
3.062% 3/17/22	3,750	3,734
3.125% 10/1/15	2,500	2,505
3.245% 5/6/22	7,750	7,686
4.5% 10/1/20	2,000	2,177
4.75% 3/10/19	1,000	1,089
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,732
5.7% 5/15/17	1,148	1,214
6.25% 3/15/38	6,850	6,822
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,542
3.8% 9/15/23	1,750	1,641
6.75% 11/15/39	2,000	2,069
Chevron Corp.:
1.104% 12/5/17	5,700	5,665
1.718% 6/24/18	7,525	7,550
1.961% 3/3/20	8,625	8,529
2.193% 11/15/19	11,400	11,463
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (d)	3,043	3,036
4.5% 6/1/25 (d)	3,325	3,169
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,781
3.35% 5/15/25	6,810	6,573
5.75% 2/1/19	2,902	3,244
6.5% 2/1/39	7,529	9,060
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,386
3.875% 3/15/23	3,775	3,086
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,735
3.25% 5/15/22	4,000	3,859
5.6% 7/15/41	2,875	2,912
Ecopetrol SA 5.375% 6/26/26	4,740	4,425
El Paso Natural Gas Co. 5.95% 4/15/17	926	982
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP: - continued
5.875% 12/15/16	$ 1,000	$ 1,046
6.5% 4/15/18	1,000	1,086
Enbridge, Inc. 3.5% 6/10/24	2,825	2,506
Encana Corp.:
3.9% 11/15/21	4,900	4,529
6.5% 2/1/38	5,000	4,673
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,774
4.15% 10/1/20	4,500	4,531
5.15% 3/15/45	2,000	1,685
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,668
4.05% 2/15/22	9,325	9,476
4.85% 8/15/42	2,500	2,253
4.85% 3/15/44	5,000	4,493
5.7% 2/15/42	2,000	2,013
6.65% 4/15/18	2,000	2,244
7.55% 4/15/38	2,000	2,388
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,121
Exxon Mobil Corp. 3.567% 3/6/45	6,650	6,087
Hess Corp.:
3.5% 7/15/24	3,800	3,502
5.6% 2/15/41	3,400	3,275
8.125% 2/15/19	6,000	6,989
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,342
3.5% 9/1/23	2,000	1,773
3.95% 9/1/22	7,000	6,521
5% 3/1/43	1,000	788
5.625% 9/1/41	1,000	870
6.55% 9/15/40	3,000	2,887
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	7,403
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,198
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,390
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,012
5.125% 3/1/21	1,000	1,088
6.5% 3/1/41	1,000	1,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35	$ 3,710	$ 4,068
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,012
2.7% 2/15/23	6,000	5,693
3.125% 2/15/22	2,000	1,983
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,012
3.375% 10/1/22	5,000	4,476
Petro-Canada:
6.05% 5/15/18	3,650	4,023
6.8% 5/15/38	8,445	10,279
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,483
4.375% 5/20/23	4,725	3,712
6.25% 3/17/24	1,900	1,664
7.25% 3/17/44	3,000	2,415
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,854
6.75% 1/27/41	1,675	1,283
7.875% 3/15/19	12,228	12,323
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,421
3.5% 7/18/18	5,925	6,038
3.5% 7/23/20 (d)	11,525	11,413
3.5% 1/30/23	6,725	6,256
4.875% 1/24/22	18,010	18,280
5.5% 6/27/44	8,600	7,441
6.375% 1/23/45	3,000	2,924
Phillips 66 Co.:
4.875% 11/15/44	1,000	950
5.875% 5/1/42	9,500	10,214
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,694
3.95% 9/15/15	2,000	2,003
4.9% 2/15/45	1,900	1,707
5.75% 1/15/20	1,000	1,089
6.125% 1/15/17	1,795	1,905
6.65% 1/15/37	2,795	3,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,371
2.125% 5/11/20	8,300	8,241
2.375% 8/21/22	3,000	2,865
3.25% 5/11/25	4,160	4,095
4.375% 5/11/45	7,120	7,015
6.375% 12/15/38	4,200	5,293
Southwestern Energy Co. 4.05% 1/23/20	5,000	4,950
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,907
4.75% 3/15/24	4,825	4,903
Statoil ASA:
1.2% 1/17/18	5,575	5,529
1.95% 11/8/18	7,300	7,301
2.25% 11/8/19	8,000	8,006
3.7% 3/1/24	3,650	3,707
5.1% 8/17/40	2,000	2,199
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,434
6.85% 6/1/39	2,000	2,450
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,441
5.85% 2/1/37	2,000	1,776
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,023
5.75% 6/24/44	1,900	1,545
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,618
Total Capital International SA:
1.55% 6/28/17	5,000	5,023
2.1% 6/19/19	4,275	4,293
2.7% 1/25/23	1,900	1,818
2.75% 6/19/21	6,000	6,022
2.875% 2/17/22	4,175	4,127
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,663
6.1% 6/1/40	6,700	7,274
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 5,420	$ 5,959
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,359
4% 7/1/22	3,000	2,912
Williams Partners LP:
3.35% 8/15/22	2,800	2,572
3.9% 1/15/25	3,525	3,132
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,223
		584,846
TOTAL ENERGY		622,255
FINANCIALS - 8.8%
Banks - 3.9%
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,792
Bank of America Corp.:
2% 1/11/18	3,550	3,549
2.6% 1/15/19	3,775	3,801
2.65% 4/1/19	17,925	18,072
4% 4/1/24	9,000	9,186
4% 1/22/25	6,000	5,865
4.1% 7/24/23	7,000	7,221
4.2% 8/26/24	8,500	8,422
4.25% 10/22/26	4,000	3,933
5% 5/13/21	4,000	4,383
5.7% 1/24/22	6,250	7,057
5.75% 12/1/17	5,855	6,334
5.875% 1/5/21	6,640	7,558
6.5% 8/1/16	15,000	15,705
Bank of Montreal:
1.4% 9/11/17	2,875	2,876
2.375% 1/25/19	3,700	3,737
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,006
4.375% 1/13/21	1,000	1,083
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,702
Barclays PLC:
2.75% 11/8/19	10,000	9,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC: - continued
3.65% 3/16/25	$ 8,525	$ 8,098
5.25% 8/17/45	5,600	5,610
BB&T Corp.:
1.6% 8/15/17	5,700	5,714
2.05% 6/19/18	1,900	1,915
BNP Paribas 3.6% 2/23/16	10,380	10,514
BNP Paribas SA:
2.375% 5/21/20	11,600	11,534
2.7% 8/20/18	4,900	4,984
BPCE SA:
2.25% 1/27/20	4,000	3,982
2.5% 7/15/19	12,100	12,206
4% 4/15/24	2,000	2,059
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,047
Capital One Bank NA 3.375% 2/15/23	2,424	2,303
Capital One NA 2.4% 9/5/19	7,000	6,901
Citigroup, Inc.:
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,393
2.55% 4/8/19	3,700	3,718
3.375% 3/1/23	6,000	5,956
3.953% 6/15/16	1,450	1,484
4.4% 6/10/25	4,000	4,021
5.3% 5/6/44	2,000	2,101
5.5% 9/13/25	5,000	5,429
5.875% 1/30/42	1,675	1,941
6.125% 5/15/18	1,769	1,952
6.125% 8/25/36	3,650	4,200
8.125% 7/15/39	8,000	11,578
8.5% 5/22/19	1,688	2,038
Comerica, Inc.:
3% 9/16/15	1,268	1,269
3.8% 7/22/26	3,650	3,583
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,752
1.9% 9/18/17	4,750	4,790
2.3% 3/12/20	7,550	7,509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Corporacion Andina de Fomento:
1.5% 8/8/17	$ 2,825	$ 2,818
3.75% 1/15/16	5,425	5,479
4.375% 6/15/22	14,100	15,281
Credit Suisse AG 6% 2/15/18	15,651	17,031
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45 (d)	5,000	4,878
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,984
3.625% 9/9/24	3,425	3,412
Discover Bank:
2% 2/21/18	7,375	7,303
4.2% 8/8/23	7,000	7,079
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,373
4% 1/11/17	11,380	11,748
5% 4/11/22	6,170	6,884
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,665
3.625% 1/25/16	2,000	2,021
4.5% 6/1/18	824	875
8.25% 3/1/38	2,079	2,943
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,542
4.875% 1/14/22	10,100	11,040
5.1% 4/5/21	2,800	3,089
6.5% 9/15/37	10,500	12,348
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,620
3.5% 6/23/24	7,000	7,006
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,717
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,846
1.875% 6/16/20	5,270	5,329
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,140
2.125% 2/10/25	2,000	1,917
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.8% 1/25/18	$ 16,250	$ 16,204
2% 8/15/17	7,000	7,046
2.25% 1/23/20	8,875	8,759
2.35% 1/28/19	23,000	23,079
3.15% 7/5/16	1,500	1,527
3.25% 9/23/22	4,000	3,967
3.375% 5/1/23	1,900	1,823
3.875% 9/10/24	7,725	7,601
4.125% 12/15/26	5,875	5,830
4.35% 8/15/21	2,000	2,135
4.5% 1/24/22	13,000	13,879
4.625% 5/10/21	1,500	1,625
4.95% 6/1/45	2,550	2,544
5.5% 10/15/40	5,700	6,412
5.6% 7/15/41	1,500	1,708
6.3% 4/23/19	10,000	11,339
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,448
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,787
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,805
PNC Bank NA:
2.4% 10/18/19	4,750	4,777
2.6% 7/21/20	6,680	6,699
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,702
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,458
6.7% 6/10/19	2,500	2,899
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,002
3.95% 11/9/22	5,300	5,283
4.5% 1/11/21	1,000	1,090
5.25% 5/24/41	3,000	3,266
Rabobank Nederland 4.375% 8/4/25	6,000	6,016
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,661
Regions Financial Corp. 2% 5/15/18	3,650	3,630
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Canada: - continued
2.3% 7/20/16	$ 5,500	$ 5,567
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,292
Societe Generale SA 2.625% 10/1/18	3,750	3,809
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,704
2.45% 1/16/20	5,000	5,004
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	5,632
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,014
2.5% 5/1/19	2,000	2,011
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,962
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,217
2.5% 7/14/16	1,200	1,217
U.S. Bancorp 4.125% 5/24/21	3,000	3,241
Wachovia Corp. 5.75% 6/15/17	2,905	3,125
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,757
2.6% 7/22/20	7,640	7,648
3.3% 9/9/24	4,625	4,587
3.45% 2/13/23	3,675	3,658
3.9% 5/1/45	4,760	4,368
4.1% 6/3/26	3,225	3,237
4.48% 1/16/24	3,816	3,979
5.375% 11/2/43	1,850	1,984
5.606% 1/15/44	11,380	12,652
5.625% 12/11/17	5,972	6,501
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,001
2% 8/14/17	5,000	5,057
2.3% 5/26/20	3,000	2,978
4.875% 11/19/19	3,700	4,057
Zions Bancorp. 4.5% 6/13/23	207	213
		799,462
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,535
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,167
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc.:
3.5% 3/18/24	$ 2,900	$ 2,942
4.25% 5/24/21	6,500	7,114
Deutsche Bank AG 4.5% 4/1/25	3,000	2,901
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,788
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,846
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,898
2.85% 3/30/25	3,800	3,608
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,048
2.55% 10/23/19	11,000	11,021
2.625% 1/31/19	12,850	12,980
2.9% 7/19/18	2,800	2,863
3.5% 1/23/25	5,000	4,881
3.625% 2/7/16	5,000	5,058
3.625% 1/22/23	9,000	9,039
3.85% 7/8/24	3,800	3,830
5.25% 7/27/21	4,500	5,003
5.625% 1/15/17	7,000	7,350
5.75% 1/24/22	4,300	4,888
5.95% 1/18/18	3,000	3,273
6% 6/15/20	1,650	1,880
6.15% 4/1/18	7,451	8,211
6.75% 10/1/37	14,860	17,679
Lazard Group LLC:
4.25% 11/14/20	2,650	2,787
6.85% 6/15/17	828	896
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,410
6.875% 4/25/18	6,991	7,837
7.75% 5/14/38	4,175	5,601
Morgan Stanley:
2.125% 4/25/18	8,000	8,028
2.375% 7/23/19	7,550	7,544
2.5% 1/24/19	6,000	6,053
2.65% 1/27/20	11,000	11,005
3.7% 10/23/24	6,000	5,988
3.75% 2/25/23	6,775	6,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.875% 4/29/24	$ 9,000	$ 9,133
3.95% 4/23/27	5,210	4,955
4.3% 1/27/45	2,000	1,900
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,824
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,665
5.95% 12/28/17	5,745	6,261
6.375% 7/24/42	2,900	3,580
6.625% 4/1/18	5,055	5,633
7.25% 4/1/32	1,000	1,301
7.3% 5/13/19	3,000	3,512
State Street Corp.:
2.875% 3/7/16	3,340	3,379
3.55% 8/18/25	13,280	13,350
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,014
2.6% 8/17/20	9,400	9,447
5.45% 5/15/19	2,000	2,222
		288,460
Consumer Finance - 1.4%
American Express Co.:
4.05% 12/3/42	6,975	6,548
7% 3/19/18	5,750	6,481
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,884
2.75% 9/15/15	5,000	5,003
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,279
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,624
2% 3/5/20	3,900	3,853
2.1% 6/9/19	1,600	1,600
2.25% 12/1/19	6,600	6,623
2.85% 6/1/22	4,000	3,926
Discover Financial Services:
5.2% 4/27/22	1,000	1,055
6.45% 6/12/17	2,263	2,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
2.375% 3/12/19	$ 2,425	$ 2,395
2.5% 1/15/16	3,750	3,768
2.875% 10/1/18	1,575	1,587
3% 6/12/17	3,000	3,052
3.219% 1/9/22	3,500	3,400
4.25% 2/3/17	7,600	7,859
4.25% 9/20/22	1,800	1,855
4.375% 8/6/23	4,000	4,097
5.875% 8/2/21	11,375	12,766
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,548
2.25% 11/9/15	6,228	6,249
2.95% 5/9/16	11,691	11,876
4.65% 10/17/21	7,000	7,694
5.625% 9/15/17	7,044	7,618
5.625% 5/1/18	15,000	16,488
5.875% 1/14/38	15,625	18,855
6.15% 8/7/37	1,900	2,341
6.375% 11/15/67 (h)	9,000	9,608
6.875% 1/10/39	4,000	5,360
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,397
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,652
1.95% 12/13/18	4,825	4,830
1.95% 3/4/19	9,600	9,617
2.05% 3/10/20	7,675	7,625
2.25% 4/17/19	10,250	10,331
2.8% 1/27/23	5,000	4,920
Synchrony Financial:
2.7% 2/3/20	8,000	7,854
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,128
2.1% 1/17/19	6,000	6,032
2.125% 7/18/19	10,400	10,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.: - continued
2.15% 3/12/20	$ 6,750	$ 6,734
2.75% 5/17/21	2,600	2,617
		280,117
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,859
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,582
4.5% 2/11/43	2,000	1,953
Export Development Canada 1% 6/15/18	5,290	5,272
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,809
ING U.S., Inc. 5.7% 7/15/43	3,750	4,254
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,753
4% 10/15/23	3,750	3,871
International Finance Corp. 2.25% 4/11/16	5,700	5,767
KfW:
1% 1/26/18	11,500	11,475
1.125% 8/6/18	5,700	5,678
1.75% 10/15/19	15,575	15,678
1.875% 6/30/20	5,670	5,708
2% 5/2/25	3,825	3,672
2.5% 11/20/24	10,425	10,501
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,005
Ontario Province 2% 1/30/19	5,000	5,090
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,816
		105,743
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,397
American International Group, Inc.:
3.375% 8/15/20	5,775	5,966
3.75% 7/10/25	2,850	2,859
4.5% 7/16/44	8,875	8,475
4.875% 6/1/22	9,000	9,813
5.05% 10/1/15	3,000	3,010
5.85% 1/16/18	2,000	2,185
6.4% 12/15/20	2,900	3,396
Aon Corp. 3.125% 5/27/16	8,000	8,128
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon PLC:
3.5% 6/14/24	$ 2,000	$ 1,941
4% 11/27/23	3,000	3,047
4.6% 6/14/44	1,600	1,536
4.75% 5/15/45	5,880	5,635
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,274
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,099
2.35% 9/10/19	3,850	3,869
2.35% 3/6/20	4,750	4,744
2.55% 10/15/18	5,800	5,888
3.5% 6/3/24	1,900	1,877
4.05% 10/15/23	6,775	6,977
MetLife, Inc.:
4.125% 8/13/42	3,900	3,636
4.721% 12/15/44 (h)	5,000	5,136
5.875% 2/6/41	2,400	2,832
7.717% 2/15/19	9,000	10,602
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
5.1% 8/15/43	4,000	4,142
5.4% 6/13/35	447	482
5.5% 3/15/16	421	431
5.625% 5/12/41	2,000	2,232
5.7% 12/14/36	380	421
6.2% 11/15/40	2,400	2,845
7.375% 6/15/19	3,000	3,520
8.875% 6/15/38 (h)	2,944	3,395
The Chubb Corp.:
5.75% 5/15/18	4,175	4,634
6.5% 5/15/38	3,510	4,519
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,434
6.25% 6/15/37	8,350	10,346
		158,675
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
3.9% 6/15/23	$ 5,650	$ 5,600
American Tower Corp. 3.4% 2/15/19	7,475	7,602
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,827
4.125% 5/15/21	2,100	2,206
DDR Corp.:
3.375% 5/15/23	2,825	2,672
4.625% 7/15/22	1,900	1,976
Duke Realty LP:
3.625% 4/15/23	2,750	2,698
3.75% 12/1/24	5,750	5,598
5.95% 2/15/17	630	669
6.5% 1/15/18	1,000	1,100
ERP Operating LP:
2.375% 7/1/19	5,750	5,759
3% 4/15/23	1,875	1,819
4.625% 12/15/21	5,700	6,157
Federal Realty Investment Trust 3% 8/1/22	4,750	4,674
HCP, Inc. 3.875% 8/15/24	7,575	7,300
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,473
3.75% 3/15/23	8,660	8,549
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,280
6.65% 1/15/18	612	658
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,168
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,666
4.5% 4/1/27 (d)	9,500	9,126
Simon Property Group LP:
2.8% 1/30/17	4,700	4,787
4.125% 12/1/21	3,200	3,391
5.65% 2/1/20	4,300	4,848
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,738
		106,088
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,059
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. 4.875% 3/1/26	$ 5,700	$ 5,620
Liberty Property LP:
3.375% 6/15/23	2,775	2,671
3.75% 4/1/25	4,750	4,580
4.4% 2/15/24	7,425	7,638
4.75% 10/1/20	1,000	1,079
5.5% 12/15/16	1,000	1,047
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,837
3.15% 5/15/23	4,700	4,172
4.5% 4/18/22	4,210	4,196
Regency Centers LP 5.875% 6/15/17	1,046	1,123
Tanger Properties LP:
3.75% 12/1/24	6,500	6,351
6.125% 6/1/20	4,408	5,011
Ventas Realty LP:
3.5% 2/1/25	4,000	3,783
4.125% 1/15/26	1,450	1,435
4.375% 2/1/45	3,000	2,698
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		66,795
TOTAL FINANCIALS		1,805,340
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,334
2.5% 11/15/16	2,000	2,029
3.125% 5/1/25	2,000	1,893
3.875% 11/15/21	9,600	9,972
5.15% 11/15/41	11,150	11,392
5.85% 6/1/17	2,928	3,143
Celgene Corp.:
3.875% 8/15/25	9,500	9,439
5% 8/15/45	3,300	3,318
		52,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	$ 8,000	$ 7,934
4.5% 8/15/19	3,000	3,238
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,854
4.685% 12/15/44	10,180	9,989
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,199
4.625% 3/15/45 (d)	10,425	10,621
		52,835
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,951
4.125% 6/1/21	7,000	7,323
4.125% 11/15/42	4,411	3,994
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,743
4.35% 11/1/42	2,000	1,842
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,175
Cigna Corp. 4% 2/15/22	4,600	4,724
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,840
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,759
3.9% 2/15/22	10,400	10,514
6.125% 11/15/41	3,000	3,413
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,334
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,929
McKesson Corp.:
0.95% 12/4/15	2,850	2,850
1.4% 3/15/18	4,725	4,657
3.796% 3/15/24	5,000	5,064
4.883% 3/15/44	5,000	4,993
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,001
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,827
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,277
NYU Hospitals Center 4.784% 7/1/44	7,600	7,652
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,168
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,798
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.3% 12/15/19	$ 8,625	$ 8,648
2.7% 7/15/20	6,000	6,076
2.875% 12/15/21	2,575	2,580
3.75% 7/15/25	3,500	3,583
4.375% 3/15/42	11,800	11,453
4.75% 7/15/45	1,670	1,748
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,575
1.875% 1/15/18	2,000	1,990
3.3% 1/15/23	2,000	1,937
4.625% 5/15/42	2,600	2,455
4.65% 1/15/43	2,000	1,874
5.8% 8/15/40	4,000	4,389
		139,136
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,843
4.15% 2/1/24	4,379	4,462
5.3% 2/1/44	5,820	6,051
		13,356
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,705
1.75% 11/6/17	5,700	5,695
2.5% 5/14/20	7,100	7,016
2.9% 11/6/22	5,700	5,498
3.6% 5/14/25	9,000	8,850
4.4% 11/6/42	4,775	4,394
4.7% 5/14/45	8,980	8,726
Actavis Funding SCS:
3% 3/12/20	22,800	22,694
3.45% 3/15/22	18,025	17,630
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,910
6.45% 9/15/37	3,250	4,130
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,494
6.375% 5/15/38	7,218	9,031
Johnson & Johnson:
4.5% 12/5/43	6,625	7,075
4.85% 5/15/41	4,260	4,777
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,965
1.85% 2/10/20	9,000	8,942
2.25% 1/15/16	1,000	1,007
2.4% 9/15/22	2,000	1,924
3.6% 9/15/42	2,000	1,776
3.7% 2/10/45	3,400	3,081
3.875% 1/15/21	1,000	1,067
5% 6/30/19	5,970	6,616
Mylan, Inc. 1.35% 11/29/16	5,295	5,248
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,644
3.7% 9/21/42	2,825	2,679
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,597
4% 11/15/23	5,000	4,950
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,931
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,552
7.2% 3/15/39	5,400	7,327
Sanofi SA 1.25% 4/10/18	7,550	7,488
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,113
3.25% 10/1/22	3,000	2,880
Zoetis, Inc.:
1.875% 2/1/18	1,000	994
3.25% 2/1/23	5,000	4,741
4.7% 2/1/43	1,300	1,127
		215,650
TOTAL HEALTH CARE		473,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,557
General Dynamics Corp. 2.25% 7/15/16	2,400	2,431
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,635
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,034
4.85% 9/15/41	2,700	2,777
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,845
3.85% 4/15/45	1,875	1,643
4.75% 6/1/43	4,000	4,029
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,586
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
3.15% 12/15/24	8,900	8,797
4.875% 10/15/40	1,000	1,074
The Boeing Co.:
2.5% 3/1/25	4,600	4,368
6% 3/15/19	1,000	1,131
6.875% 3/15/39	3,300	4,553
United Technologies Corp.:
3.1% 6/1/22	2,875	2,882
4.5% 4/15/20	4,000	4,385
4.5% 6/1/42	7,380	7,458
5.7% 4/15/40	2,000	2,339
6.125% 2/1/19	4,000	4,542
		76,137
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,273
3.2% 2/1/25	3,820	3,665
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,177
		18,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,254	3,466
Continental Airlines, Inc.:
4% 4/29/26	4,333	4,398
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 751	$ 771
6.9% 7/2/19	303	316
		8,951
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	10,812
5.5% 9/15/19	4,000	4,448
Waste Management, Inc. 2.9% 9/15/22	6,675	6,551
		21,811
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,862
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,926
3.2% 6/15/22	2,150	2,148
6% 10/15/17	2,902	3,162
6.55% 10/15/37	4,250	5,281
Danaher Corp. 3.9% 6/23/21	2,900	3,119
General Electric Co.:
3.375% 3/11/24	5,500	5,570
4.5% 3/11/44	8,500	8,586
5.25% 12/6/17	18,540	20,029
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,635
		60,318
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,830
5.3% 9/15/35	7,000	7,652
Deere & Co. 5.375% 10/16/29	1,000	1,186
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,048
4.65% 11/1/44	6,000	5,584
		25,300
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,441
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,708
3.05% 3/15/22	10,000	9,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.15% 4/1/45	$ 1,700	$ 1,538
4.375% 9/1/42	4,500	4,199
4.55% 9/1/44	3,000	2,887
4.9% 4/1/44	4,000	4,061
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,032
CSX Corp.:
3.4% 8/1/24	4,625	4,590
3.95% 5/1/50	2,000	1,726
4.1% 3/15/44	6,775	6,122
7.375% 2/1/19	10,000	11,604
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,414
3.25% 12/1/21	5,000	5,019
3.95% 10/1/42	1,900	1,677
5.75% 1/15/16	10,000	10,174
Union Pacific Corp. 4.75% 9/15/41	2,800	2,958
		87,029
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,817
TOTAL INDUSTRIALS		301,478
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,337
4.45% 1/15/20	2,000	2,187
4.95% 2/15/19	3,479	3,817
5.9% 2/15/39	12,416	14,909
		25,250
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	5,185
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,999
2.375% 12/17/18	3,000	3,015
3.45% 8/1/24	3,650	3,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,566
7.125% 10/1/37	2,475	3,187
		22,607
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	3,992
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,306
1.95% 7/22/16	1,500	1,518
3.625% 2/12/24	10,000	10,142
7.625% 10/15/18	13,000	15,257
Xerox Corp.:
2.75% 3/15/19	5,000	5,016
4.5% 5/15/21	4,000	4,096
5.625% 12/15/19	1,000	1,100
		48,435
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,475
4.9% 7/29/45	3,000	3,078
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,692
		22,245
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,019
2.7% 2/12/25	17,175	16,555
3.625% 12/15/23	26,150	27,229
4.2% 6/1/19	2,000	2,173
5.3% 2/8/41	1,500	1,717
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
2.5% 5/15/22	9,600	9,337
3.4% 7/8/24	4,725	4,758
4.3% 7/8/34	3,875	3,836
5.375% 7/15/40	12,500	13,935
5.75% 4/15/18	7,400	8,173
		94,477
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	$ 6,475	$ 6,544
2.7% 5/13/22	6,650	6,566
3.2% 5/13/25	10,490	10,427
3.85% 5/4/43	13,000	11,814
Hewlett-Packard Co.:
3.3% 12/9/16	5,250	5,362
4.3% 6/1/21	2,780	2,892
6% 9/15/41	1,500	1,499
		45,104
TOTAL INFORMATION TECHNOLOGY		262,110
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,082
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,840
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,246
4.15% 2/15/43	4,000	3,772
4.625% 1/15/20	3,000	3,269
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,571
2.25% 1/12/20	3,775	3,758
5.5% 12/8/41	3,000	3,353
Lubrizol Corp. 8.875% 2/1/19	919	1,122
LYB International Finance BV:
4% 7/15/23	5,625	5,664
4.875% 3/15/44	5,850	5,582
LyondellBasell Industries NV 5% 4/15/19	3,000	3,243
Monsanto Co.:
2.125% 7/15/19	7,458	7,397
2.75% 7/15/21	6,357	6,217
2.85% 4/15/25	3,825	3,517
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,889
3.75% 9/30/15	2,000	2,004
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.2% 8/15/22	$ 2,000	$ 1,879
2.45% 2/15/22	4,650	4,481
3.25% 9/15/15	3,200	3,203
3.55% 11/7/42	2,000	1,761
The Dow Chemical Co.:
3% 11/15/22	4,900	4,741
4.125% 11/15/21	7,700	8,018
8.55% 5/15/19	2,358	2,848
9.4% 5/15/39	3,000	4,407
The Mosaic Co. 5.625% 11/15/43	3,750	3,951
		107,387
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,475
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,095
5.25% 4/1/42	4,500	3,595
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,085
2.875% 2/24/22	9,300	8,958
5% 9/30/43	3,000	3,072
6.5% 4/1/19	2,500	2,850
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	9,482
3.1% 3/15/20	3,800	3,249
3.55% 3/1/22	5,125	3,946
3.875% 3/15/23	2,000	1,530
5.45% 3/15/43	3,000	2,130
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,058
6.25% 10/1/39	1,600	1,426
Nucor Corp.:
4% 8/1/23	3,000	3,046
5.2% 8/1/43	4,000	4,082
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,233
3.75% 6/15/25	5,810	5,633
6.5% 7/15/18	1,398	1,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) Ltd.: - continued
7.125% 7/15/28	$ 2,000	$ 2,505
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,978
2.875% 8/21/22	6,000	5,696
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,499
5.25% 11/8/42	5,775	4,680
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,064
5.2% 3/1/42	5,200	3,354
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	10,571
5.625% 9/15/19	6,210	6,446
6.25% 1/23/17	9,395	9,758
		126,578
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,617
3.8% 1/15/26	2,880	2,797
4.75% 2/15/22	11,500	12,234
		19,648
TOTAL MATERIALS		257,088
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,951
2.45% 6/30/20	5,360	5,309
3.4% 5/15/25	9,270	8,824
4.35% 6/15/45	24,760	21,101
5.55% 8/15/41	7,300	7,314
5.8% 2/15/19	4,000	4,419
6.3% 1/15/38	838	914
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC 9.625% 12/15/30 (h)	4,515	6,573
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,069
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Orange SA:
2.125% 9/16/15	$ 1,000	$ 1,001
5.375% 7/8/19	4,000	4,443
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,896
5.462% 2/16/21	2,700	3,021
5.877% 7/15/19	2,000	2,231
6.421% 6/20/16	1,151	1,196
7.045% 6/20/36	2,600	3,173
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,672
4.272% 1/15/36	24,278	21,742
4.4% 11/1/34	3,775	3,471
4.5% 9/15/20	23,600	25,384
4.75% 11/1/41	1,000	918
5.012% 8/21/54	12,557	11,454
6.25% 4/1/37	3,121	3,498
6.35% 4/1/19	6,000	6,801
6.55% 9/15/43	12,516	14,778
6.9% 4/15/38	6,025	7,174
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,425
		198,911
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,171
6.125% 11/15/37	8,365	9,401
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,852
5.45% 10/1/43	5,775	5,982
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,959
1.5% 2/19/18	7,700	7,594
2.5% 9/26/22	3,000	2,743
2.95% 2/19/23	6,900	6,495
5.45% 6/10/19	6,000	6,570
		52,767
TOTAL TELECOMMUNICATION SERVICES		251,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	$ 1,000	$ 871
4.15% 8/15/44	4,650	4,373
5.2% 6/1/41	3,850	4,175
AmerenUE:
3.9% 9/15/42	3,700	3,497
6.4% 6/15/17	2,959	3,217
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,987
2.95% 12/15/22	4,000	3,863
Appalachian Power Co. 4.45% 6/1/45	6,000	5,704
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,843
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,687
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,389
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,918
3.4% 9/1/21	1,000	1,040
3.7% 3/1/45	3,100	2,787
5.8% 3/15/18	9,945	10,956
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,756
Detroit Edison Co. 2.65% 6/15/22	8,000	7,804
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,846
4% 9/30/42	3,750	3,632
5.25% 1/15/18	4,355	4,729
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,723
3.75% 4/15/24	6,000	6,058
3.95% 10/15/23	2,443	2,516
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,760
4.375% 3/30/44	2,000	2,020
Edison International 3.75% 9/15/17	3,000	3,125
Entergy Corp. 4% 7/15/22	6,640	6,689
Exelon Corp. 3.95% 6/15/25	7,830	7,841
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,792
4.05% 10/1/44	5,419	5,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,007
2% 6/30/16	7,310	7,389
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,749
Nevada Power Co. 6.5% 8/1/18	1,555	1,753
Northern States Power Co.:
3.4% 8/15/42	2,000	1,759
4.125% 5/15/44	4,500	4,469
5.25% 3/1/18	10,500	11,410
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,813
3.75% 8/15/42	5,900	5,243
5.4% 1/15/40	4,000	4,491
PacifiCorp:
3.6% 4/1/24	4,000	4,069
6% 1/15/39	6,193	7,559
Pennsylvania Electric Co. 6.05% 9/1/17	757	821
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,859
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,634
4.2% 6/15/22	2,000	2,095
4.7% 6/1/43	1,800	1,763
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,856
6% 12/1/39	5,200	6,076
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,686
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,578
4% 6/1/44	5,000	4,805
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,238
Tampa Electric Co. 6.15% 5/15/37	6,260	7,818
TECO Finance, Inc. 4% 3/15/16	2,875	2,918
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,942
3.45% 2/15/24	2,750	2,790
4.2% 5/15/45	2,400	2,339
4.45% 2/15/44	2,750	2,814
5% 6/30/19	5,000	5,507
6% 5/15/37	2,000	2,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Wisconsin Electric Power Co.:
4.25% 6/1/44	$ 4,700	$ 4,746
6.25% 12/1/15	2,983	3,023
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,104
		271,745
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,857
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	462
		2,319
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,698
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,256
CMS Energy Corp. 4.875% 3/1/44	5,000	5,125
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,203
4.45% 3/15/44	8,000	7,927
5.5% 12/1/39	2,500	2,849
Consumers Energy Co. 2.85% 5/15/22	6,650	6,611
Delmarva Power & Light 4% 6/1/42	4,000	3,837
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,000
2.5% 12/1/19	6,700	6,716
2.5818% 9/30/66 (h)	1,000	871
4.9% 8/1/41	2,000	2,022
7.5% 6/30/66 (h)	1,000	891
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	2,923
5.15% 11/15/43	1,650	1,761
5.75% 4/1/18	3,750	4,114
6.5% 9/15/37	7,605	9,352
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,530
5.45% 9/15/20	5,111	5,718
6.25% 12/15/40	2,453	2,985
6.4% 3/15/18	1,532	1,702
PG&E Corp. 2.4% 3/1/19	2,406	2,413
Puget Energy, Inc. 3.65% 5/15/25 (d)	8,070	7,848
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.4% 3/15/20	$ 12,406	$ 12,354
2.875% 10/1/22	3,000	2,875
4.05% 12/1/23	5,000	5,133
6% 10/15/39	1,000	1,157
6.5% 6/1/16	3,000	3,113
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,228	3,663
		118,695
TOTAL UTILITIES		392,759
TOTAL NONCONVERTIBLE BONDS (Cost $5,071,874)		5,153,170
U.S. Government and Government Agency Obligations - 39.8%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	28,500	28,528
0.875% 10/26/17	32,907	32,929
1.125% 7/20/18	102,559	102,549
1.5% 6/22/20	2,690	2,666
1.625% 1/21/20	10,000	10,026
1.75% 11/26/19	9,606	9,686
1.875% 9/18/18	15,050	15,354
2.625% 9/6/24	4,000	4,029
5% 3/15/16	28,200	28,900
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,359
0.875% 5/24/17	15,825	15,861
1% 6/21/17	35,300	35,429
1.125% 4/25/18	54,675	54,791
5% 11/17/17	33,300	36,232
5.5% 7/15/36	1,500	1,966
Freddie Mac:
0.5% 5/13/16	30,000	30,021
0.875% 10/14/16	24,375	24,465
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.375% 5/1/20	$ 14,000	$ 13,842
1.75% 9/10/15	20,385	20,393
2.375% 1/13/22	13,000	13,228
3.75% 3/27/19	2,300	2,491
6.25% 7/15/32	7,700	10,737
6.75% 3/15/31	26,000	37,350
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,543
5.375% 4/1/56	5,395	6,655
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		625,858
U.S. Treasury Obligations - 36.7%
U.S. Treasury Bonds:
2.5% 2/15/45	108,320	98,100
3% 11/15/44	26,745	26,877
3% 5/15/45	19,200	19,336
3.125% 8/15/44	44,650	45,985
3.375% 5/15/44	72,390	78,155
3.5% 2/15/39	8,315	9,224
3.625% 8/15/43	26,640	30,142
3.625% 2/15/44 (g)	67,570	76,398
3.75% 11/15/43	44,780	51,825
3.875% 8/15/40	30,080	35,287
4.25% 5/15/39	26,000	32,214
4.25% 11/15/40	811	1,008
4.375% 2/15/38	8,200	10,369
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,103
4.375% 5/15/41	57,765	73,347
4.5% 2/15/36	29,780	38,346
4.5% 5/15/38	15,000	19,294
4.5% 8/15/39	39,000	50,063
4.625% 2/15/40	21,500	28,103
4.75% 2/15/37	9,420	12,536
4.75% 2/15/41	54,830	73,281
5% 5/15/37	11,000	15,139
5.375% 2/15/31	53,470	72,853
6.25% 5/15/30	86,360	126,011
8.75% 5/15/17	8,000	9,091
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 5,000	$ 5,789
8.875% 2/15/19	6,960	8,776
9% 11/15/18	4,000	4,994
9.125% 5/15/18	3,000	3,656
U.S. Treasury Notes:
0.25% 12/15/15	3	3
0.5% 2/28/17	56,690	56,599
0.5% 3/31/17	31,130	31,064
0.5% 4/30/17	64,360	64,192
0.625% 11/15/16	17,370	17,392
0.625% 12/15/16	122,260	122,381
0.625% 2/15/17	176,910	176,958
0.625% 5/31/17	115,140	115,007
0.625% 7/31/17	32,510	32,457
0.625% 8/31/17	67,720	67,562
0.75% 1/15/17	7,700	7,717
0.75% 3/15/17	66,400	66,518
0.75% 4/15/18	126,660	125,878
0.875% 11/30/16	71,530	71,831
0.875% 12/31/16	12,063	12,112
0.875% 1/31/17	26,650	26,752
0.875% 2/28/17	109,294	109,707
0.875% 4/15/17	146,720	147,232
0.875% 5/15/17	49,260	49,418
0.875% 6/15/17	112,340	112,671
0.875% 7/15/17	100,740	101,014
0.875% 8/15/17	82,420	82,600
0.875% 10/15/17	206,880	207,082
0.875% 11/15/17	33,950	33,965
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	104,000	103,485
1% 3/31/17	45,115	45,365
1% 9/15/17	64,200	64,484
1% 12/15/17	112,860	113,169
1% 2/15/18	96,230	96,365
1% 3/15/18	56,600	56,660
1.125% 4/30/20	177,430	174,214
1.25% 10/31/18	45,190	45,325
1.25% 11/30/18	47,480	47,583
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 1/31/19	$ 14,670	$ 14,679
1.25% 1/31/20	825	817
1.375% 6/30/18	31,800	32,093
1.375% 7/31/18	1,175	1,185
1.375% 9/30/18	95,690	96,406
1.375% 2/28/19	98,500	98,892
1.375% 1/31/20	20,920	20,821
1.375% 2/29/20	49,140	48,918
1.375% 3/31/20	6,630	6,593
1.375% 4/30/20	55,840	55,492
1.375% 8/31/20	78,960	78,335
1.5% 8/31/18	246,625	249,541
1.5% 12/31/18	4,060	4,098
1.5% 1/31/19	37,180	37,499
1.5% 2/28/19	32,250	32,509
1.5% 3/31/19	12,800	12,898
1.5% 10/31/19	36,700	36,796
1.5% 11/30/19	51,090	51,212
1.5% 5/31/20	47,220	47,183
1.5% 1/31/22	4,370	4,266
1.625% 4/30/19	4,980	5,037
1.625% 7/31/19	43,010	43,419
1.625% 8/31/19	100,350	101,282
1.625% 12/31/19	8,990	9,050
1.625% 6/30/20	50,460	50,658
1.625% 7/31/20 (c)	47,580	47,739
1.75% 5/31/16	6,670	6,738
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,380
1.75% 10/31/20	9,960	10,013
1.75% 3/31/22	117,000	115,815
1.75% 4/30/22	15,910	15,738
1.875% 9/30/17	11,325	11,571
1.875% 10/31/17	40,860	41,759
1.875% 6/30/20	24,290	24,651
1.875% 11/30/21	81,260	81,307
1.875% 5/31/22	45,535	45,377
1.875% 8/31/22	38,970	38,823
2% 11/30/20	31,910	32,452
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/28/21	$ 26,380	$ 26,763
2% 5/31/21	40,290	40,771
2% 8/31/21	108,300	109,377
2% 10/31/21	29,700	29,953
2% 7/31/22	48,060	48,266
2% 2/15/25	3,635	3,567
2% 8/15/25	42,870	42,051
2.125% 2/29/16	74,950	75,618
2.125% 8/31/20	49,753	51,014
2.125% 1/31/21	3,060	3,127
2.125% 6/30/21	7,260	7,392
2.125% 8/15/21	90,750	92,350
2.125% 9/30/21	43,640	44,349
2.125% 12/31/21	19,320	19,605
2.125% 6/30/22	40,770	41,298
2.125% 5/15/25	82,195	81,459
2.25% 3/31/16	54,000	54,597
2.25% 11/30/17	11,000	11,338
2.25% 4/30/21	42,310	43,416
2.25% 7/31/21	31,690	32,479
2.25% 11/15/24	85,930	86,272
2.375% 8/15/24	78,790	80,042
2.5% 8/15/23	97,170	100,219
2.5% 5/15/24	95,500	98,139
2.625% 2/29/16	13,600	13,755
2.625% 4/30/18	10,200	10,634
2.625% 8/15/20	141,000	147,872
2.625% 11/15/20	94,180	98,690
2.75% 11/30/16	25,000	25,692
2.75% 12/31/17	3,000	3,129
2.75% 11/15/23	102,790	107,962
2.75% 2/15/24	135,610	142,270
3% 8/31/16	2	2
3% 9/30/16	22,000	22,595
3.125% 10/31/16	23,900	24,621
3.125% 5/15/21	50,876	54,623
3.25% 5/31/16	14,200	14,503
3.25% 12/31/16	25,000	25,886
3.375% 11/15/19	27,740	29,914
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 4,000	$ 4,248
3.5% 5/15/20	81,800	89,002
3.625% 2/15/20	59,600	65,051
3.625% 2/15/21	39,800	43,782
3.875% 5/15/18	8,000	8,613
4% 8/15/18	22,000	23,899
4.25% 11/15/17	16,000	17,190
4.5% 5/15/17	13,000	13,847
4.625% 11/15/16	15,000	15,738
4.625% 2/15/17	14,000	14,812
5.125% 5/15/16	13,100	13,537
TOTAL U.S. TREASURY OBLIGATIONS		7,538,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,942,138)		8,164,091
U.S. Government Agency - Mortgage Securities - 28.6%

Fannie Mae - 14.4%
2.034% 11/1/34 (h)	12,112	12,866
2.443% 11/1/34 (h)	971	1,034
2.5% 3/1/27 to 8/1/43	207,858	211,285
2.5% 9/1/30 (f)	7,000	7,102
3% 11/1/20 to 1/1/44	593,171	603,595
3% 9/1/30 (f)	7,000	7,261
3% 9/1/30 (f)	9,000	9,335
3% 9/1/45 (f)	14,000	14,060
3% 10/1/45 (f)	14,000	14,026
3% 10/1/45 (f)	12,000	12,022
3.135% 4/1/41 (h)	6,721	7,114
3.5% 8/1/24 to 8/1/45	645,833	672,625
3.5% 9/1/30 (f)	2,000	2,107
3.5% 9/1/45 (f)	34,000	35,232
4% 10/1/15 to 3/1/45	629,198	670,706
4% 9/1/45 (f)	8,000	8,496
4.5% 1/1/19 to 12/1/44	256,631	278,328
5% 12/1/20 to 11/1/44	152,015	167,507
5% 9/1/45 (f)	1,000	1,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/1/17 to 9/1/41	$ 103,662	$ 116,175
6% 2/1/23 to 7/1/41	72,133	82,240
6.5% 3/1/22 to 6/1/40	26,408	30,514
TOTAL FANNIE MAE		2,964,733
Freddie Mac - 6.3%
1.951% 3/1/36 (h)	5,748	6,014
2.356% 12/1/35 (h)	5,145	5,495
2.472% 3/1/35 (h)	2,202	2,351
2.475% 9/1/37 (h)	1,590	1,702
2.5% 5/1/23 to 7/1/30	122,921	125,047
3% 3/1/27 to 7/1/45	341,418	346,101
3.5% 9/1/18 to 8/1/45	359,931	373,958
4% 3/1/26 to 10/1/44	140,459	149,655
4% 9/1/45 (f)	8,800	9,328
4.5% 6/1/25 to 12/1/44	133,533	144,945
5% 4/1/23 to 9/1/40	68,200	75,241
5.5% 5/1/23 to 6/1/41	39,517	44,096
6% 4/1/32 to 8/1/37	1,859	2,128
6.5% 8/1/36 to 12/1/37	739	851
TOTAL FREDDIE MAC		1,286,912
Ginnie Mae - 7.9%
2.5% 10/20/42 to 3/20/44	8,105	7,944
3% 4/15/42 to 7/20/45	295,999	300,989
3% 9/1/45 (f)	12,000	12,158
3.5% 10/15/40 to 2/20/45	285,738	298,341
3.5% 9/1/45 (f)	123,900	129,011
3.5% 9/1/45 (f)	93,200	97,044
3.5% 9/1/45 (f)	46,700	48,626
3.5% 9/1/45 (f)	20,000	20,825
4% 1/15/25 to 7/20/45	293,061	312,415
4% 9/1/45 (f)	7,000	7,420
4.5% 9/15/33 to 5/20/45	191,472	208,071
5% 4/20/38 to 8/20/44	100,099	111,666
5.5% 10/20/32 to 8/20/44	35,331	40,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 5/20/34 to 12/15/40	$ 17,705	$ 20,258
6.5% 8/20/36 to 1/15/39	3,477	4,005
TOTAL GINNIE MAE		1,618,827
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,789,295)		5,870,472
Asset-Backed Securities - 0.7%

BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	9,500	9,523
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,508
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,813
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,837
Series 2015-A4 Class A, 1.85% 4/15/22	4,750	4,698
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,806
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,015
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,691
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	2,636	2,635
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,476
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,680
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,396
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,471
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,992
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	3,357	3,359
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,475
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,503
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,050	1,050
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	2,492	2,493
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust: - continued
Series 2014-B Class A3, 1.11% 5/15/19	$ 9,475	$ 9,459
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,505
TOTAL ASSET-BACKED SECURITIES (Cost $142,847)		143,385
Commercial Mortgage Securities - 2.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	6,184	6,295
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,549
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	82
Series 2007-3 Class A4, 5.5746% 6/10/49 (h)	2,467	2,583
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,512	2,627
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(h)(i)	3,235	10
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (h)	16,612	17,561
Series 2006-T22 Class A4, 5.5924% 4/12/38 (h)	112	113
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,660
Series 2007-C6 Class A4, 5.7108% 12/10/49 (h)	9,950	10,547
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,562
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	1,376
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,366
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7957% 12/10/49 (h)	2,805	2,982
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,224	5,354
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,536	2,651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3 Class A4, 5.6993% 6/15/39 (h)	$ 6,018	$ 6,308
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	1,212
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,805
Series K034 Class A2, 3.531% 7/25/23	9,000	9,532
Series K013 Class A2, 3.974% 1/25/21	11,575	12,641
Series K020 Class A2, 2.373% 5/25/22	10,400	10,388
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,210
Series K047 Class A2, 3.329% 5/25/25	3,860	4,004
Series K501 Class A2, 1.655% 11/25/16	16,780	16,899
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,209
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,154	3,291
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (h)	37,938	38,504
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,228
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,951
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,374
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,657
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,028	26,825
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	746
Series 2006-LDP9 Class A3, 5.336% 5/15/47	506	524
Series 2007-CB19 Class A4, 5.695% 2/12/49 (h)	28,380	29,895
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (h)	8,435	8,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,902	11,370
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (h)	2,734	2,780
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (h)	3,273	3,463
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	570	586
Series 2006-C7 Class A3, 5.347% 11/15/38	945	976
Series 2007-C1 Class A4, 5.424% 2/15/40	1,108	1,154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A3, 5.43% 2/15/40	$ 498	$ 520
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,247	1,300
Series 2007-C7 Class A3, 5.866% 9/15/45	5,351	5,765
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(h)	1,103	1,089
Series 2007-C1 Class A4, 5.8347% 6/12/50 (h)	4,800	5,009
Series 2008-C1 Class A4, 5.69% 2/12/51	1,958	2,086
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	74	74
Series 2007-5 Class A4, 5.378% 8/12/48	6,384	6,639
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	2,000	2,096
Series 2007-7 Class A4, 5.7429% 6/12/50 (h)	4,150	4,393
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	396
Series 2007-8 Class A3, 5.8811% 8/12/49 (h)	1,094	1,164
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,582
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,233
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (h)	223	224
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	166	52
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	32,508
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,794
Class A5, 5.5% 4/15/47	7,950	8,398
Series 2007-C32 Class A3, 5.7146% 6/15/49 (h)	8,092	8,514
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (h)	24,347	25,443
Class A5, 5.9507% 2/15/51 (h)	839	901
Series 2005-C22 Class B, 5.3736% 12/15/44 (h)	2,812	2,798
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	7,445
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.7144% 5/15/43 (h)	$ 664	$ 679
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $535,704)		569,272
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,375
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,211
California Gen. Oblig. 7.55% 4/1/39	15,000	21,614
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,654
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,258
Series 2011:
4.961% 3/1/16	2,830	2,877
5.877% 3/1/19	2,080	2,272
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	7,209
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,976
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,445
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,465
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,599
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,833
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	7,909
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,612
Series 2010 164, 5.647% 11/1/40	5,210	6,151
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	$ 1,000	$ 1,212
Series 2015 AP, 3.931% 5/15/45	3,740	3,578
TOTAL MUNICIPAL SECURITIES (Cost $132,236)		143,800
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.25% 1/7/25	3,775	3,501
4.875% 1/22/21	15,540	15,812
5.625% 1/7/41	11,975	10,658
5.875% 1/15/19	1,300	1,412
6% 1/17/17	3,000	3,158
Canadian Government 1.125% 3/19/18	6,640	6,653
Chilean Republic 3.25% 9/14/21	9,000	9,437
Colombian Republic:
2.625% 3/15/23	7,575	6,780
4% 2/26/24	4,825	4,680
5% 6/15/45	2,000	1,778
5.625% 2/26/44	7,775	7,551
6.125% 1/18/41	4,750	4,928
7.375% 3/18/19	3,450	3,942
Export Development Canada:
1.25% 10/26/16	4,000	4,029
1.5% 10/3/18	1,700	1,714
Israeli State 4% 6/30/22	7,000	7,569
Italian Republic:
5.375% 6/12/17	2,375	2,535
6.875% 9/27/23	6,000	7,570
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,975
3% 6/30/25	2,400	2,444
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,996
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,181
2.125% 1/17/23	12,000	11,965
2.75% 10/1/20	4,175	4,368
4% 1/27/20	3,000	3,297
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 28,084
Korean Republic 7.125% 4/16/19	6,650	7,850
Manitoba Province:
1.3% 4/3/17	3,420	3,443
2.1% 9/6/22	1,900	1,873
3.05% 5/14/24	1,500	1,551
New Brunswick Province 2.75% 6/15/18	4,350	4,514
Ontario Province:
1% 7/22/16	17,000	17,057
4% 10/7/19	15,000	16,394
Panamanian Republic:
3.75% 3/16/25	3,800	3,715
4% 9/22/24	4,800	4,776
4.3% 4/29/53	5,675	4,888
5.2% 1/30/20	1,800	1,969
Peruvian Republic:
4.125% 8/25/27	2,800	2,779
5.625% 11/18/50	7,150	7,686
6.55% 3/14/37	3,075	3,659
7.125% 3/30/19	1,900	2,209
Philippine Republic:
3.95% 1/20/40	5,100	5,202
4.2% 1/21/24	4,765	5,242
6.375% 10/23/34	10,375	13,799
6.5% 1/20/20	6,144	7,233
Polish Government:
4% 1/22/24	4,550	4,787
5% 10/19/15	3,050	3,066
5% 3/23/22	14,500	16,181
Province of British Columbia 1.2% 4/25/17	7,600	7,645
Province of Quebec:
2.75% 8/25/21	20,000	20,687
2.875% 10/16/24	2,075	2,130
South African Republic:
5.875% 5/30/22	7,675	8,302
6.875% 5/27/19	6,750	7,585
Turkish Republic:
5.75% 3/22/24	3,000	3,179
6% 1/14/41	13,200	13,457
6.25% 9/26/22	13,225	14,468
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Turkish Republic: - continued
6.75% 4/3/18	$ 8,375	$ 9,144
7.5% 11/7/19	2,625	2,994
United Mexican States:
3.5% 1/21/21	7,400	7,502
3.625% 3/15/22	3,000	3,008
4% 10/2/23	18,750	19,031
4.6% 1/23/46	3,000	2,738
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,375
6.05% 1/11/40	4,800	5,376
Uruguay Republic:
4.125% 11/20/45	4,750	3,907
4.5% 8/14/24	3,625	3,738
5.1% 6/18/50	3,875	3,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $500,675)		502,552
Supranational Obligations - 1.4%

African Development Bank:
0.875% 5/15/17	1,000	1,001
0.875% 3/15/18	1,900	1,888
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,832
2.375% 9/23/21	2,900	2,963
Asian Development Bank:
1.125% 3/15/17	5,000	5,027
1.125% 6/5/18	7,290	7,285
1.5% 1/22/20	4,750	4,733
1.875% 4/12/19	12,000	12,211
1.875% 2/18/22	2,000	1,983
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank:
1% 3/7/18	1,900	1,893
2.625% 2/16/16	4,250	4,290
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,714
1.625% 9/3/15	4,750	4,751
1.75% 6/14/19	4,700	4,755
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Bank for Reconstruction and Development: - continued
1.75% 11/26/19	$ 2,875	$ 2,899
2.5% 3/15/16	3,800	3,844
European Investment Bank:
0.875% 4/18/17	11,000	11,010
1.125% 8/15/18	6,590	6,562
1.25% 5/15/18	3,550	3,555
1.375% 6/15/20	2,725	2,679
1.625% 6/15/17	4,640	4,701
1.625% 12/18/18	30,900	31,124
1.75% 3/15/17	5,000	5,076
1.75% 6/17/19	8,625	8,693
1.875% 3/15/19	3,000	3,045
1.875% 2/10/25	3,000	2,852
2.125% 10/15/21	2,840	2,858
2.25% 8/15/22	1,880	1,891
2.5% 4/15/21	4,650	4,796
2.5% 10/15/24	5,725	5,783
2.875% 9/15/20	9,000	9,472
3.25% 1/29/24	2,000	2,141
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,201
1.75% 10/15/19	1,375	1,392
2.125% 1/15/25	1,830	1,803
3% 10/4/23	3,575	3,821
3.875% 9/17/19	5,000	5,450
4.375% 1/24/44	4,000	4,814
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,060
1% 9/15/16	9,000	9,044
1% 6/15/18	5,600	5,591
1.625% 2/10/22	3,900	3,821
1.875% 10/7/19	3,825	3,887
2.25% 6/24/21	16,075	16,397
2.5% 11/25/24	5,700	5,744
2.5% 7/29/25	3,790	3,796
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Finance Corp.:
1.625% 7/16/20	$ 2,870	$ 2,869
1.75% 9/16/19	11,350	11,410
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $280,643)		284,581
Bank Notes - 0.1%

American Express Bank FSB 6% 9/13/17	615	667
Bank of America NA:
5.3% 3/15/17	3,500	3,679
6% 10/15/36	2,419	2,896
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,009
JPMorgan Chase Bank 6% 10/1/17	7,075	7,636
KeyBank NA 2.5% 12/15/19	4,000	4,005
Regions Bank 7.5% 5/15/18	2,000	2,268
UBS AG Stamford Branch:
5.75% 4/25/18	830	910
5.875% 12/20/17	2,034	2,215
TOTAL BANK NOTES (Cost $24,701)		26,285
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(h) (Cost $1,176)	1,725	1,793
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $132,820)	132,819,803	132,820
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $17,467)	$ 17,467	$ 17,467
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $20,571,576)		21,009,688
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(471,002)
NET ASSETS - 100%		$ 20,538,686
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (14,000)	$ (14,061)
Ginnie Mae
3.5% 9/1/45	(46,700)	(48,626)
3.5% 9/1/45	(46,700)	(48,626)
TOTAL GINNIE MAE		(97,252)
TOTAL TBA SALE COMMITMENTS (Proceeds $111,425)		$ (111,313)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,944,000 or 0.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $549,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$17,467,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 17,467
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 269
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,153,170	$ -	$ 5,153,170	$ -
U.S. Government and Government Agency Obligations	8,164,091	-	8,164,091	-
U.S. Government Agency - Mortgage Securities	5,870,472	-	5,870,472	-
Asset-Backed Securities	143,385	-	143,385	-
Commercial Mortgage Securities	569,272	-	569,220	52
Municipal Securities	143,800	-	143,800	-
Foreign Government and Government Agency Obligations	502,552	-	502,552	-
Supranational Obligations	284,581	-	284,581	-
Bank Notes	26,285	-	26,285	-
Preferred Securities	1,793	-	1,793	-
Money Market Funds	132,820	132,820	-	-
Cash Equivalents	17,467	-	17,467	-
Total Investments in Securities:	$ 21,009,688	$ 132,820	$ 20,876,816	$ 52
Other Financial Instruments:
TBA Sale Commitments	$ (111,313)	$ -	$ (111,313)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $17,057 and repurchase agreements of $17,467) - See accompanying schedule: Unaffiliated issuers (cost $20,438,756)	$ 20,876,868
Fidelity Central Funds (cost $132,820)	132,820
Total Investments (cost $20,571,576)		$ 21,009,688
Receivable for investments sold		200,082
Receivable for TBA sale commitments		111,425
Receivable for fund shares sold		253,667
Interest receivable		108,706
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		654
Other receivables		113
Total assets		21,684,350

Liabilities
Payable for investments purchased
Regular delivery	$ 248,720
Delayed delivery	476,199
TBA sale commitments, at value	111,313
Payable for fund shares redeemed	288,806
Distributions payable	547
Accrued management fee	857
Other affiliated payables	1,642
Other payables and accrued expenses	113
Collateral on securities loaned, at value	17,467
Total liabilities		1,145,664

Net Assets		$ 20,538,686
Net Assets consist of:
Paid in capital		$ 20,090,312
Undistributed net investment income		24,028
Accumulated undistributed net realized gain (loss) on investments		(13,878)
Net unrealized appreciation (depreciation) on investments		438,224
Net Assets		$ 20,538,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,497,395 ÷ 560,767 shares)	$ 11.59

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,692,381 ÷ 577,637 shares)	$ 11.59

Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,101,990 ÷ 267,741 shares)	$ 11.59

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,560,055 ÷ 134,649 shares)	$ 11.59

Class F:
Net Asset Value, offering price and redemption price per share ($2,686,865 ÷ 231,919 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015
Investment Income
Dividends		$ 112
Interest		530,230
Income from Fidelity Central Funds		269
Total income		530,611

Expenses
Management fee	$ 9,849
Transfer agent fees	19,325
Independent trustees' compensation	82
Miscellaneous	27
Total expenses before reductions	29,283
Expense reductions	(4,691)	24,592
Net investment income (loss)		506,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,087
Change in net unrealized appreciation (depreciation) on: Investment securities	(269,180)
Delayed delivery commitments	406
Total change in net unrealized appreciation (depreciation)		(268,774)
Net gain (loss)		(231,687)
Net increase (decrease) in net assets resulting from operations		$ 274,332

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,019	$ 434,074
Net realized gain (loss)	37,087	16,618
Change in net unrealized appreciation (depreciation)	(268,774)	483,301
Net increase (decrease) in net assets resulting from operations	274,332	933,993
Distributions to shareholders from net investment income	(486,929)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(500,254)	(416,778)
Share transactions - net increase (decrease)	2,160,467	2,019,795
Total increase (decrease) in net assets	1,934,545	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $24,028 and undistributed net investment income of $15,276, respectively)	$ 20,538,686	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) B	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	(.123)	.338	(.604)	.358	.137
Total from investment operations	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.04	$ 11.74
Total Return A	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsC, E
Expenses before reductions	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 6,497	$ 6,520	$ 5,338	$ 5,981	$ 7,287
Portfolio turnover rateD	75%	85%	118%	100%	106%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.301
Total from investment operations	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE, H
Expenses before reductions	.17%	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.57%	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,692	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	(.123)	.338	(.594)	.349	.302
Total from investment operations	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.60%	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,102	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	(.123)	.339	(.594)	.349	.303
Total from investment operations	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,560	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.139
Total from investment operations	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsE, F
Expenses before reductions	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,687	$ 2,202	$ 1,988	$ 1,361	$ 634
Portfolio turnover rateA	75%	85%	118%	100%	106%

A Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 588,234
Gross unrealized depreciation	(155,349)
Net unrealized appreciation (depreciation) on securities	$ 432,885

Tax Cost	$ 20,576,803

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 21,548
Net unrealized appreciation (depreciation) on securities and other investments	$ 432,998

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 493,591	$ 416,778
Long-term Capital Gains	6,663	-
Total	$ 500,254	$ 416,778

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,667,183 and $519,434, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 11,120
Fidelity Advantage Class	7,544
Institutional Class	661
$ 19,325

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $319.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%*	$ 89
Fidelity Advantage Class	.10%/.07%*	4,577
Institutional Class	.06%*	24

* Expense limitation effective August 1, 2015.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions - continued

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Investor Class	$ 154,154	$ 137,336
Fidelity Advantage Class	155,722	131,655
Institutional Class	82,742	73,256
Fidelity Advantage Institutional Class	31,519	22,566
Class F	62,792	51,965
Total	$ 486,929	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Investor Class
Shares sold	621,208	155,246	$ 7,202,773	$ 1,791,631
Reinvestment of distributions	13,464	11,818	157,953	136,577
Shares redeemed	(630,565)	(80,218)	(7,314,458)	(922,306)
Net increase (decrease)	4,107	86,846	$ 46,268	$ 1,005,902
Fidelity Advantage Class
Shares sold	731,960	148,877	$ 8,499,939	$ 1,718,974
Reinvestment of distributions	13,152	11,059	154,273	127,764
Shares redeemed	(660,828)	(116,220)	(7,666,150)	(1,337,907)
Net increase (decrease)	84,284	43,716	$ 988,062	$ 508,831
Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Institutional Class
Shares sold	119,500	84,528	$ 1,400,628	$ 974,833
Reinvestment of distributions	7,260	6,341	85,167	73,256
Shares redeemed	(128,639)	(64,732)	(1,503,380)	(745,431)
Net increase (decrease)	(1,879)	26,137	$ (17,585)	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	77,901	25,850	$ 911,540	$ 297,984
Reinvestment of distributions	2,744	1,953	32,187	22,566
Shares redeemed	(26,815)	(23,330)	(314,218)	(268,139)
Net increase (decrease)	53,830	4,473	$ 629,509	$ 52,411
Class F
Shares sold	69,196	60,391	$ 810,742	$ 694,559
Reinvestment of distributions	5,489	4,494	64,373	51,921
Shares redeemed	(30,763)	(51,901)	(360,902)	(596,487)
Net increase (decrease)	43,922	12,984	$ 514,213	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Investor Class	10/12/15	10/09/15	$0.012
Fidelity Advantage Class	10/12/15	10/09/15	$0.012

A total of 24.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,564,049 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $27,893,831, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Spartan U.S. Bond Index Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	2,607,074,510.25	22.181
Against	8,517,063,152.10	72.463
Abstain	536,525,455.15	4.564
Broker Non-Votes	93,104,887.16	0.792
TOTAL	11,753,768,004.66	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-ANN-1015
1.768913.115

Spartan®

U.S. Bond Index
Fund

Class F

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class F A	1.57%	2.94%	4.19%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Class F on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class F.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Brandon Bettencourt: For the period, the fund's share classes roughly kept pace with The Barclays® U.S. Aggregate Bond Index, although the index only managed a modest gain that was well below its historical long-term average. This still met our goal of producing monthly returns, before expenses, that closely matched the index return. We used a method known as "stratified sampling," or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. We also managed the portfolio so that it matched the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. A strong preference for conservative investments shaped much of the period's market activity. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 992.00	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 992.60	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 992.80	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 68.7%	U.S. Government and U.S. Government Agency Obligations 69.3%
AAA 5.1%	AAA 4.9%
AA 3.9%	AA 3.9%
A 11.5%	A 10.3%
BBB 11.3%	BBB 12.1%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.1)%†	Short-Term Investments and Net Other Assets (1.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.3	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 25.1%		Corporate Bonds 24.6%
	U.S. Government and U.S. Government Agency Obligations 68.7%		U.S. Government and U.S. Government Agency Obligations 69.3%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.6%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 3.9%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†
* Foreign investments	8.6%	** Foreign investments	8.4%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$ 6,550	$ 6,585
2.15% 3/13/20	8,550	8,498
2.25% 8/15/19	7,650	7,671
Ford Motor Co. 4.75% 1/15/43	7,650	7,249
General Motors Co. 5.2% 4/1/45	4,270	4,009
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,546
4% 1/15/25	6,170	5,836
4.3% 7/13/25	7,600	7,367
		53,761
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,902
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,642
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,815
Northwestern University 4.643% 12/1/44	3,350	3,664
President and Fellows of Harvard College 3.619% 10/1/37	1,000	970
Rice University 3.774% 5/15/55	1,900	1,771
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,273
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,100
University of Southern California 5.25% 10/1/2111	2,000	2,353
		21,490
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,521
6.3% 3/1/38	7,045	8,355
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,690
Starbucks Corp. 3.85% 10/1/23	1,875	1,970
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,002
5.3% 9/15/19	2,000	2,199
		19,737
Media - 1.0%
21st Century Fox America, Inc.:
5.4% 10/1/43	3,875	3,896
5.65% 8/15/20	1,000	1,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
6.15% 3/1/37	$ 3,955	$ 4,388
6.9% 3/1/19	2,110	2,409
6.9% 8/15/39	2,000	2,395
7.75% 12/1/45	3,160	4,282
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,065
CBS Corp. 4% 1/15/26	6,000	5,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (d)	7,980	7,925
6.484% 10/23/45 (d)	4,690	4,757
Comcast Corp.:
3.125% 7/15/22	3,000	3,015
3.375% 8/15/25	5,700	5,646
4.65% 7/15/42	4,000	4,082
4.75% 3/1/44	5,400	5,606
4.95% 6/15/16	1,862	1,923
5.7% 5/15/18	2,940	3,249
5.7% 7/1/19	8,500	9,587
6.4% 3/1/40	1,000	1,247
6.55% 7/1/39	3,000	3,822
6.95% 8/15/37	6,700	8,724
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,452
5.875% 10/1/19	2,905	3,249
6.35% 3/15/40	1,000	1,066
6.375% 3/1/41	2,100	2,241
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,177
4.875% 4/1/43	4,900	4,210
5.05% 6/1/20	3,200	3,469
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,733
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,341
1.65% 9/29/17	8,000	7,987
4.7% 10/15/19	4,000	4,344
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,790
5.85% 5/1/17	5,801	6,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,287
7.3% 7/1/38	4,000	4,235
8.75% 2/14/19	2,368	2,797
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,959
3.55% 6/1/24	3,000	2,937
3.6% 7/15/25	6,340	6,129
4% 1/15/22	1,000	1,024
4.65% 6/1/44	3,000	2,780
4.85% 7/15/45	3,000	2,899
6.5% 11/15/36	5,724	6,595
Viacom, Inc.:
4.25% 9/1/23	7,775	7,391
4.375% 3/15/43	2,635	1,942
5.625% 9/15/19	1,000	1,091
6.125% 10/5/17	5,420	5,852
Walt Disney Co.:
1.125% 2/15/17	2,760	2,770
1.85% 5/30/19	1,500	1,499
2.55% 2/15/22	2,810	2,784
4.125% 6/1/44	2,000	1,930
5.5% 3/15/19	2,000	2,245
		203,386
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,250
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,402
4.3% 2/15/43	4,750	4,005
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,705
5.875% 7/15/16	2,100	2,194
7% 1/15/38	1,038	1,417
		30,211
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,737
3.25% 4/15/25	4,000	3,861
3.7% 4/15/22	5,500	5,604
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,102
3.75% 2/15/24	6,725	6,998
4.2% 4/1/43	1,575	1,539
4.875% 2/15/44	2,875	3,048
5.4% 3/1/16	6,400	6,555
5.875% 12/16/36	4,700	5,684
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,384
4.625% 4/15/20	2,000	2,192
4.65% 4/15/42	6,500	6,740
5.8% 4/15/40	2,000	2,359
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,863
Turlock Corp.:
1.5% 11/2/17	4,775	4,744
2.75% 11/2/22	5,725	5,477
4% 11/2/32	1,900	1,818
4.15% 11/2/42	1,900	1,739
		84,323
TOTAL CONSUMER DISCRETIONARY		412,908
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,095
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,696
2.625% 1/17/23	2,825	2,699
4.625% 2/1/44	5,750	5,832
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,682
8.2% 1/15/39	2,800	4,204
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	$ 2,850	$ 2,776
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,632
4.25% 10/22/44	6,000	5,832
4.875% 11/1/40	2,300	2,452
7.9% 11/1/18	6,000	7,097
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,779
3.15% 11/15/20	3,700	3,844
		59,958
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,768
2.8% 7/20/20	8,400	8,485
3.875% 7/20/25	4,660	4,765
5.125% 7/20/45	2,810	2,993
5.3% 12/5/43	4,391	4,716
5.75% 5/15/41	6,000	6,783
Kroger Co.:
3.9% 10/1/15	9,000	9,021
5.15% 8/1/43	2,725	2,874
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,858
2.8% 4/15/16	6,700	6,797
3.3% 4/22/24	19,000	19,164
5.625% 4/1/40	2,000	2,378
5.625% 4/15/41	4,600	5,506
6.5% 8/15/37	8,275	10,743
Walgreen Co. 3.1% 9/15/22	2,850	2,749
		98,600
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,472
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,635
3.2% 1/25/23	11,249	10,516
General Mills, Inc.:
2.2% 10/21/19	7,000	6,974
5.65% 2/15/19	13,501	14,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co. 5% 7/15/35 (d)	$ 3,500	$ 3,608
Kellogg Co.:
3.125% 5/17/22	1,875	1,881
3.25% 5/21/18	2,800	2,895
4.45% 5/30/16	2,000	2,050
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,786
5% 6/4/42	2,825	2,875
The J.M. Smucker Co. 2.5% 3/15/20 (d)	5,700	5,669
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,567
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,555
3.1% 7/30/25	2,900	2,883
		91,364
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,328
2.4% 3/1/22	5,200	5,115
2.4% 6/1/23	8,000	7,696
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,014
1.9% 11/1/19	4,000	4,018
2.3% 2/6/22	4,700	4,630
3.1% 8/15/23	10,000	10,169
3.15% 9/1/15	4,500	4,500
		49,470
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,263
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,730
4.25% 8/9/42	9,780	8,739
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,379
4.5% 3/26/20	2,000	2,177
4.875% 11/15/43	6,000	6,271
5.65% 5/16/18	6,789	7,479
6.375% 5/16/38	1,450	1,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 1,325	$ 1,288
4.45% 6/12/25	7,060	7,247
4.85% 9/15/23	1,800	1,893
5.85% 8/15/45	4,240	4,582
6.75% 6/15/17	2,899	3,136
7.25% 6/15/37	7,220	8,682
		64,402
TOTAL CONSUMER STAPLES		374,057
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,026
Cameron International Corp. 3.7% 6/15/24	7,575	7,493
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,824
Halliburton Co.:
6.15% 9/15/19	2,000	2,286
7.45% 9/15/39	1,500	1,969
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,423
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,415
3.05% 3/1/16	1,020	1,018
4.625% 3/1/21	1,340	1,160
5.25% 3/15/42	3,100	2,080
Weatherford International Ltd. 7% 3/15/38	5,580	4,715
		37,409
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,824
6.2% 3/15/40	2,000	2,175
6.45% 9/15/36	2,675	3,003
Apache Corp. 5.1% 9/1/40	3,000	2,782
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,445
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,805
2.315% 2/13/20	1,800	1,798
2.5% 11/6/22	3,000	2,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
2.521% 1/15/20	$ 6,000	$ 6,047
3.062% 3/17/22	3,750	3,734
3.125% 10/1/15	2,500	2,505
3.245% 5/6/22	7,750	7,686
4.5% 10/1/20	2,000	2,177
4.75% 3/10/19	1,000	1,089
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,732
5.7% 5/15/17	1,148	1,214
6.25% 3/15/38	6,850	6,822
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,542
3.8% 9/15/23	1,750	1,641
6.75% 11/15/39	2,000	2,069
Chevron Corp.:
1.104% 12/5/17	5,700	5,665
1.718% 6/24/18	7,525	7,550
1.961% 3/3/20	8,625	8,529
2.193% 11/15/19	11,400	11,463
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (d)	3,043	3,036
4.5% 6/1/25 (d)	3,325	3,169
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,781
3.35% 5/15/25	6,810	6,573
5.75% 2/1/19	2,902	3,244
6.5% 2/1/39	7,529	9,060
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,386
3.875% 3/15/23	3,775	3,086
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,735
3.25% 5/15/22	4,000	3,859
5.6% 7/15/41	2,875	2,912
Ecopetrol SA 5.375% 6/26/26	4,740	4,425
El Paso Natural Gas Co. 5.95% 4/15/17	926	982
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP: - continued
5.875% 12/15/16	$ 1,000	$ 1,046
6.5% 4/15/18	1,000	1,086
Enbridge, Inc. 3.5% 6/10/24	2,825	2,506
Encana Corp.:
3.9% 11/15/21	4,900	4,529
6.5% 2/1/38	5,000	4,673
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,774
4.15% 10/1/20	4,500	4,531
5.15% 3/15/45	2,000	1,685
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,668
4.05% 2/15/22	9,325	9,476
4.85% 8/15/42	2,500	2,253
4.85% 3/15/44	5,000	4,493
5.7% 2/15/42	2,000	2,013
6.65% 4/15/18	2,000	2,244
7.55% 4/15/38	2,000	2,388
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,121
Exxon Mobil Corp. 3.567% 3/6/45	6,650	6,087
Hess Corp.:
3.5% 7/15/24	3,800	3,502
5.6% 2/15/41	3,400	3,275
8.125% 2/15/19	6,000	6,989
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,342
3.5% 9/1/23	2,000	1,773
3.95% 9/1/22	7,000	6,521
5% 3/1/43	1,000	788
5.625% 9/1/41	1,000	870
6.55% 9/15/40	3,000	2,887
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	7,403
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,198
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,390
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,012
5.125% 3/1/21	1,000	1,088
6.5% 3/1/41	1,000	1,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35	$ 3,710	$ 4,068
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,012
2.7% 2/15/23	6,000	5,693
3.125% 2/15/22	2,000	1,983
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,012
3.375% 10/1/22	5,000	4,476
Petro-Canada:
6.05% 5/15/18	3,650	4,023
6.8% 5/15/38	8,445	10,279
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,483
4.375% 5/20/23	4,725	3,712
6.25% 3/17/24	1,900	1,664
7.25% 3/17/44	3,000	2,415
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,854
6.75% 1/27/41	1,675	1,283
7.875% 3/15/19	12,228	12,323
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,421
3.5% 7/18/18	5,925	6,038
3.5% 7/23/20 (d)	11,525	11,413
3.5% 1/30/23	6,725	6,256
4.875% 1/24/22	18,010	18,280
5.5% 6/27/44	8,600	7,441
6.375% 1/23/45	3,000	2,924
Phillips 66 Co.:
4.875% 11/15/44	1,000	950
5.875% 5/1/42	9,500	10,214
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,694
3.95% 9/15/15	2,000	2,003
4.9% 2/15/45	1,900	1,707
5.75% 1/15/20	1,000	1,089
6.125% 1/15/17	1,795	1,905
6.65% 1/15/37	2,795	3,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,371
2.125% 5/11/20	8,300	8,241
2.375% 8/21/22	3,000	2,865
3.25% 5/11/25	4,160	4,095
4.375% 5/11/45	7,120	7,015
6.375% 12/15/38	4,200	5,293
Southwestern Energy Co. 4.05% 1/23/20	5,000	4,950
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,907
4.75% 3/15/24	4,825	4,903
Statoil ASA:
1.2% 1/17/18	5,575	5,529
1.95% 11/8/18	7,300	7,301
2.25% 11/8/19	8,000	8,006
3.7% 3/1/24	3,650	3,707
5.1% 8/17/40	2,000	2,199
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,434
6.85% 6/1/39	2,000	2,450
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,441
5.85% 2/1/37	2,000	1,776
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,023
5.75% 6/24/44	1,900	1,545
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,618
Total Capital International SA:
1.55% 6/28/17	5,000	5,023
2.1% 6/19/19	4,275	4,293
2.7% 1/25/23	1,900	1,818
2.75% 6/19/21	6,000	6,022
2.875% 2/17/22	4,175	4,127
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,663
6.1% 6/1/40	6,700	7,274
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 5,420	$ 5,959
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,359
4% 7/1/22	3,000	2,912
Williams Partners LP:
3.35% 8/15/22	2,800	2,572
3.9% 1/15/25	3,525	3,132
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,223
		584,846
TOTAL ENERGY		622,255
FINANCIALS - 8.8%
Banks - 3.9%
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,792
Bank of America Corp.:
2% 1/11/18	3,550	3,549
2.6% 1/15/19	3,775	3,801
2.65% 4/1/19	17,925	18,072
4% 4/1/24	9,000	9,186
4% 1/22/25	6,000	5,865
4.1% 7/24/23	7,000	7,221
4.2% 8/26/24	8,500	8,422
4.25% 10/22/26	4,000	3,933
5% 5/13/21	4,000	4,383
5.7% 1/24/22	6,250	7,057
5.75% 12/1/17	5,855	6,334
5.875% 1/5/21	6,640	7,558
6.5% 8/1/16	15,000	15,705
Bank of Montreal:
1.4% 9/11/17	2,875	2,876
2.375% 1/25/19	3,700	3,737
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,006
4.375% 1/13/21	1,000	1,083
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,702
Barclays PLC:
2.75% 11/8/19	10,000	9,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC: - continued
3.65% 3/16/25	$ 8,525	$ 8,098
5.25% 8/17/45	5,600	5,610
BB&T Corp.:
1.6% 8/15/17	5,700	5,714
2.05% 6/19/18	1,900	1,915
BNP Paribas 3.6% 2/23/16	10,380	10,514
BNP Paribas SA:
2.375% 5/21/20	11,600	11,534
2.7% 8/20/18	4,900	4,984
BPCE SA:
2.25% 1/27/20	4,000	3,982
2.5% 7/15/19	12,100	12,206
4% 4/15/24	2,000	2,059
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,047
Capital One Bank NA 3.375% 2/15/23	2,424	2,303
Capital One NA 2.4% 9/5/19	7,000	6,901
Citigroup, Inc.:
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,393
2.55% 4/8/19	3,700	3,718
3.375% 3/1/23	6,000	5,956
3.953% 6/15/16	1,450	1,484
4.4% 6/10/25	4,000	4,021
5.3% 5/6/44	2,000	2,101
5.5% 9/13/25	5,000	5,429
5.875% 1/30/42	1,675	1,941
6.125% 5/15/18	1,769	1,952
6.125% 8/25/36	3,650	4,200
8.125% 7/15/39	8,000	11,578
8.5% 5/22/19	1,688	2,038
Comerica, Inc.:
3% 9/16/15	1,268	1,269
3.8% 7/22/26	3,650	3,583
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,752
1.9% 9/18/17	4,750	4,790
2.3% 3/12/20	7,550	7,509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Corporacion Andina de Fomento:
1.5% 8/8/17	$ 2,825	$ 2,818
3.75% 1/15/16	5,425	5,479
4.375% 6/15/22	14,100	15,281
Credit Suisse AG 6% 2/15/18	15,651	17,031
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45 (d)	5,000	4,878
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,984
3.625% 9/9/24	3,425	3,412
Discover Bank:
2% 2/21/18	7,375	7,303
4.2% 8/8/23	7,000	7,079
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,373
4% 1/11/17	11,380	11,748
5% 4/11/22	6,170	6,884
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,665
3.625% 1/25/16	2,000	2,021
4.5% 6/1/18	824	875
8.25% 3/1/38	2,079	2,943
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,542
4.875% 1/14/22	10,100	11,040
5.1% 4/5/21	2,800	3,089
6.5% 9/15/37	10,500	12,348
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,620
3.5% 6/23/24	7,000	7,006
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,717
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,846
1.875% 6/16/20	5,270	5,329
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,140
2.125% 2/10/25	2,000	1,917
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.8% 1/25/18	$ 16,250	$ 16,204
2% 8/15/17	7,000	7,046
2.25% 1/23/20	8,875	8,759
2.35% 1/28/19	23,000	23,079
3.15% 7/5/16	1,500	1,527
3.25% 9/23/22	4,000	3,967
3.375% 5/1/23	1,900	1,823
3.875% 9/10/24	7,725	7,601
4.125% 12/15/26	5,875	5,830
4.35% 8/15/21	2,000	2,135
4.5% 1/24/22	13,000	13,879
4.625% 5/10/21	1,500	1,625
4.95% 6/1/45	2,550	2,544
5.5% 10/15/40	5,700	6,412
5.6% 7/15/41	1,500	1,708
6.3% 4/23/19	10,000	11,339
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,448
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,787
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,805
PNC Bank NA:
2.4% 10/18/19	4,750	4,777
2.6% 7/21/20	6,680	6,699
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,702
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,458
6.7% 6/10/19	2,500	2,899
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,002
3.95% 11/9/22	5,300	5,283
4.5% 1/11/21	1,000	1,090
5.25% 5/24/41	3,000	3,266
Rabobank Nederland 4.375% 8/4/25	6,000	6,016
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,661
Regions Financial Corp. 2% 5/15/18	3,650	3,630
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Canada: - continued
2.3% 7/20/16	$ 5,500	$ 5,567
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,292
Societe Generale SA 2.625% 10/1/18	3,750	3,809
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,704
2.45% 1/16/20	5,000	5,004
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	5,632
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,014
2.5% 5/1/19	2,000	2,011
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,962
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,217
2.5% 7/14/16	1,200	1,217
U.S. Bancorp 4.125% 5/24/21	3,000	3,241
Wachovia Corp. 5.75% 6/15/17	2,905	3,125
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,757
2.6% 7/22/20	7,640	7,648
3.3% 9/9/24	4,625	4,587
3.45% 2/13/23	3,675	3,658
3.9% 5/1/45	4,760	4,368
4.1% 6/3/26	3,225	3,237
4.48% 1/16/24	3,816	3,979
5.375% 11/2/43	1,850	1,984
5.606% 1/15/44	11,380	12,652
5.625% 12/11/17	5,972	6,501
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,001
2% 8/14/17	5,000	5,057
2.3% 5/26/20	3,000	2,978
4.875% 11/19/19	3,700	4,057
Zions Bancorp. 4.5% 6/13/23	207	213
		799,462
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,535
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,167
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc.:
3.5% 3/18/24	$ 2,900	$ 2,942
4.25% 5/24/21	6,500	7,114
Deutsche Bank AG 4.5% 4/1/25	3,000	2,901
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,788
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,846
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,898
2.85% 3/30/25	3,800	3,608
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,048
2.55% 10/23/19	11,000	11,021
2.625% 1/31/19	12,850	12,980
2.9% 7/19/18	2,800	2,863
3.5% 1/23/25	5,000	4,881
3.625% 2/7/16	5,000	5,058
3.625% 1/22/23	9,000	9,039
3.85% 7/8/24	3,800	3,830
5.25% 7/27/21	4,500	5,003
5.625% 1/15/17	7,000	7,350
5.75% 1/24/22	4,300	4,888
5.95% 1/18/18	3,000	3,273
6% 6/15/20	1,650	1,880
6.15% 4/1/18	7,451	8,211
6.75% 10/1/37	14,860	17,679
Lazard Group LLC:
4.25% 11/14/20	2,650	2,787
6.85% 6/15/17	828	896
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,410
6.875% 4/25/18	6,991	7,837
7.75% 5/14/38	4,175	5,601
Morgan Stanley:
2.125% 4/25/18	8,000	8,028
2.375% 7/23/19	7,550	7,544
2.5% 1/24/19	6,000	6,053
2.65% 1/27/20	11,000	11,005
3.7% 10/23/24	6,000	5,988
3.75% 2/25/23	6,775	6,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.875% 4/29/24	$ 9,000	$ 9,133
3.95% 4/23/27	5,210	4,955
4.3% 1/27/45	2,000	1,900
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,824
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,665
5.95% 12/28/17	5,745	6,261
6.375% 7/24/42	2,900	3,580
6.625% 4/1/18	5,055	5,633
7.25% 4/1/32	1,000	1,301
7.3% 5/13/19	3,000	3,512
State Street Corp.:
2.875% 3/7/16	3,340	3,379
3.55% 8/18/25	13,280	13,350
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,014
2.6% 8/17/20	9,400	9,447
5.45% 5/15/19	2,000	2,222
		288,460
Consumer Finance - 1.4%
American Express Co.:
4.05% 12/3/42	6,975	6,548
7% 3/19/18	5,750	6,481
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,884
2.75% 9/15/15	5,000	5,003
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,279
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,624
2% 3/5/20	3,900	3,853
2.1% 6/9/19	1,600	1,600
2.25% 12/1/19	6,600	6,623
2.85% 6/1/22	4,000	3,926
Discover Financial Services:
5.2% 4/27/22	1,000	1,055
6.45% 6/12/17	2,263	2,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
2.375% 3/12/19	$ 2,425	$ 2,395
2.5% 1/15/16	3,750	3,768
2.875% 10/1/18	1,575	1,587
3% 6/12/17	3,000	3,052
3.219% 1/9/22	3,500	3,400
4.25% 2/3/17	7,600	7,859
4.25% 9/20/22	1,800	1,855
4.375% 8/6/23	4,000	4,097
5.875% 8/2/21	11,375	12,766
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,548
2.25% 11/9/15	6,228	6,249
2.95% 5/9/16	11,691	11,876
4.65% 10/17/21	7,000	7,694
5.625% 9/15/17	7,044	7,618
5.625% 5/1/18	15,000	16,488
5.875% 1/14/38	15,625	18,855
6.15% 8/7/37	1,900	2,341
6.375% 11/15/67 (h)	9,000	9,608
6.875% 1/10/39	4,000	5,360
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,397
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,652
1.95% 12/13/18	4,825	4,830
1.95% 3/4/19	9,600	9,617
2.05% 3/10/20	7,675	7,625
2.25% 4/17/19	10,250	10,331
2.8% 1/27/23	5,000	4,920
Synchrony Financial:
2.7% 2/3/20	8,000	7,854
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,128
2.1% 1/17/19	6,000	6,032
2.125% 7/18/19	10,400	10,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.: - continued
2.15% 3/12/20	$ 6,750	$ 6,734
2.75% 5/17/21	2,600	2,617
		280,117
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,859
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,582
4.5% 2/11/43	2,000	1,953
Export Development Canada 1% 6/15/18	5,290	5,272
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,809
ING U.S., Inc. 5.7% 7/15/43	3,750	4,254
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,753
4% 10/15/23	3,750	3,871
International Finance Corp. 2.25% 4/11/16	5,700	5,767
KfW:
1% 1/26/18	11,500	11,475
1.125% 8/6/18	5,700	5,678
1.75% 10/15/19	15,575	15,678
1.875% 6/30/20	5,670	5,708
2% 5/2/25	3,825	3,672
2.5% 11/20/24	10,425	10,501
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,005
Ontario Province 2% 1/30/19	5,000	5,090
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,816
		105,743
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,397
American International Group, Inc.:
3.375% 8/15/20	5,775	5,966
3.75% 7/10/25	2,850	2,859
4.5% 7/16/44	8,875	8,475
4.875% 6/1/22	9,000	9,813
5.05% 10/1/15	3,000	3,010
5.85% 1/16/18	2,000	2,185
6.4% 12/15/20	2,900	3,396
Aon Corp. 3.125% 5/27/16	8,000	8,128
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon PLC:
3.5% 6/14/24	$ 2,000	$ 1,941
4% 11/27/23	3,000	3,047
4.6% 6/14/44	1,600	1,536
4.75% 5/15/45	5,880	5,635
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,274
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,099
2.35% 9/10/19	3,850	3,869
2.35% 3/6/20	4,750	4,744
2.55% 10/15/18	5,800	5,888
3.5% 6/3/24	1,900	1,877
4.05% 10/15/23	6,775	6,977
MetLife, Inc.:
4.125% 8/13/42	3,900	3,636
4.721% 12/15/44 (h)	5,000	5,136
5.875% 2/6/41	2,400	2,832
7.717% 2/15/19	9,000	10,602
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
5.1% 8/15/43	4,000	4,142
5.4% 6/13/35	447	482
5.5% 3/15/16	421	431
5.625% 5/12/41	2,000	2,232
5.7% 12/14/36	380	421
6.2% 11/15/40	2,400	2,845
7.375% 6/15/19	3,000	3,520
8.875% 6/15/38 (h)	2,944	3,395
The Chubb Corp.:
5.75% 5/15/18	4,175	4,634
6.5% 5/15/38	3,510	4,519
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,434
6.25% 6/15/37	8,350	10,346
		158,675
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
3.9% 6/15/23	$ 5,650	$ 5,600
American Tower Corp. 3.4% 2/15/19	7,475	7,602
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,827
4.125% 5/15/21	2,100	2,206
DDR Corp.:
3.375% 5/15/23	2,825	2,672
4.625% 7/15/22	1,900	1,976
Duke Realty LP:
3.625% 4/15/23	2,750	2,698
3.75% 12/1/24	5,750	5,598
5.95% 2/15/17	630	669
6.5% 1/15/18	1,000	1,100
ERP Operating LP:
2.375% 7/1/19	5,750	5,759
3% 4/15/23	1,875	1,819
4.625% 12/15/21	5,700	6,157
Federal Realty Investment Trust 3% 8/1/22	4,750	4,674
HCP, Inc. 3.875% 8/15/24	7,575	7,300
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,473
3.75% 3/15/23	8,660	8,549
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,280
6.65% 1/15/18	612	658
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,168
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,666
4.5% 4/1/27 (d)	9,500	9,126
Simon Property Group LP:
2.8% 1/30/17	4,700	4,787
4.125% 12/1/21	3,200	3,391
5.65% 2/1/20	4,300	4,848
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,738
		106,088
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,059
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. 4.875% 3/1/26	$ 5,700	$ 5,620
Liberty Property LP:
3.375% 6/15/23	2,775	2,671
3.75% 4/1/25	4,750	4,580
4.4% 2/15/24	7,425	7,638
4.75% 10/1/20	1,000	1,079
5.5% 12/15/16	1,000	1,047
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,837
3.15% 5/15/23	4,700	4,172
4.5% 4/18/22	4,210	4,196
Regency Centers LP 5.875% 6/15/17	1,046	1,123
Tanger Properties LP:
3.75% 12/1/24	6,500	6,351
6.125% 6/1/20	4,408	5,011
Ventas Realty LP:
3.5% 2/1/25	4,000	3,783
4.125% 1/15/26	1,450	1,435
4.375% 2/1/45	3,000	2,698
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		66,795
TOTAL FINANCIALS		1,805,340
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,334
2.5% 11/15/16	2,000	2,029
3.125% 5/1/25	2,000	1,893
3.875% 11/15/21	9,600	9,972
5.15% 11/15/41	11,150	11,392
5.85% 6/1/17	2,928	3,143
Celgene Corp.:
3.875% 8/15/25	9,500	9,439
5% 8/15/45	3,300	3,318
		52,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	$ 8,000	$ 7,934
4.5% 8/15/19	3,000	3,238
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,854
4.685% 12/15/44	10,180	9,989
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,199
4.625% 3/15/45 (d)	10,425	10,621
		52,835
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,951
4.125% 6/1/21	7,000	7,323
4.125% 11/15/42	4,411	3,994
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,743
4.35% 11/1/42	2,000	1,842
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,175
Cigna Corp. 4% 2/15/22	4,600	4,724
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,840
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,759
3.9% 2/15/22	10,400	10,514
6.125% 11/15/41	3,000	3,413
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,334
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,929
McKesson Corp.:
0.95% 12/4/15	2,850	2,850
1.4% 3/15/18	4,725	4,657
3.796% 3/15/24	5,000	5,064
4.883% 3/15/44	5,000	4,993
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,001
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,827
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,277
NYU Hospitals Center 4.784% 7/1/44	7,600	7,652
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,168
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,798
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.3% 12/15/19	$ 8,625	$ 8,648
2.7% 7/15/20	6,000	6,076
2.875% 12/15/21	2,575	2,580
3.75% 7/15/25	3,500	3,583
4.375% 3/15/42	11,800	11,453
4.75% 7/15/45	1,670	1,748
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,575
1.875% 1/15/18	2,000	1,990
3.3% 1/15/23	2,000	1,937
4.625% 5/15/42	2,600	2,455
4.65% 1/15/43	2,000	1,874
5.8% 8/15/40	4,000	4,389
		139,136
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,843
4.15% 2/1/24	4,379	4,462
5.3% 2/1/44	5,820	6,051
		13,356
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,705
1.75% 11/6/17	5,700	5,695
2.5% 5/14/20	7,100	7,016
2.9% 11/6/22	5,700	5,498
3.6% 5/14/25	9,000	8,850
4.4% 11/6/42	4,775	4,394
4.7% 5/14/45	8,980	8,726
Actavis Funding SCS:
3% 3/12/20	22,800	22,694
3.45% 3/15/22	18,025	17,630
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,910
6.45% 9/15/37	3,250	4,130
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,494
6.375% 5/15/38	7,218	9,031
Johnson & Johnson:
4.5% 12/5/43	6,625	7,075
4.85% 5/15/41	4,260	4,777
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,965
1.85% 2/10/20	9,000	8,942
2.25% 1/15/16	1,000	1,007
2.4% 9/15/22	2,000	1,924
3.6% 9/15/42	2,000	1,776
3.7% 2/10/45	3,400	3,081
3.875% 1/15/21	1,000	1,067
5% 6/30/19	5,970	6,616
Mylan, Inc. 1.35% 11/29/16	5,295	5,248
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,644
3.7% 9/21/42	2,825	2,679
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,597
4% 11/15/23	5,000	4,950
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,931
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,552
7.2% 3/15/39	5,400	7,327
Sanofi SA 1.25% 4/10/18	7,550	7,488
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,113
3.25% 10/1/22	3,000	2,880
Zoetis, Inc.:
1.875% 2/1/18	1,000	994
3.25% 2/1/23	5,000	4,741
4.7% 2/1/43	1,300	1,127
		215,650
TOTAL HEALTH CARE		473,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,557
General Dynamics Corp. 2.25% 7/15/16	2,400	2,431
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,635
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,034
4.85% 9/15/41	2,700	2,777
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,845
3.85% 4/15/45	1,875	1,643
4.75% 6/1/43	4,000	4,029
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,586
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
3.15% 12/15/24	8,900	8,797
4.875% 10/15/40	1,000	1,074
The Boeing Co.:
2.5% 3/1/25	4,600	4,368
6% 3/15/19	1,000	1,131
6.875% 3/15/39	3,300	4,553
United Technologies Corp.:
3.1% 6/1/22	2,875	2,882
4.5% 4/15/20	4,000	4,385
4.5% 6/1/42	7,380	7,458
5.7% 4/15/40	2,000	2,339
6.125% 2/1/19	4,000	4,542
		76,137
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,273
3.2% 2/1/25	3,820	3,665
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,177
		18,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,254	3,466
Continental Airlines, Inc.:
4% 4/29/26	4,333	4,398
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 751	$ 771
6.9% 7/2/19	303	316
		8,951
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	10,812
5.5% 9/15/19	4,000	4,448
Waste Management, Inc. 2.9% 9/15/22	6,675	6,551
		21,811
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,862
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,926
3.2% 6/15/22	2,150	2,148
6% 10/15/17	2,902	3,162
6.55% 10/15/37	4,250	5,281
Danaher Corp. 3.9% 6/23/21	2,900	3,119
General Electric Co.:
3.375% 3/11/24	5,500	5,570
4.5% 3/11/44	8,500	8,586
5.25% 12/6/17	18,540	20,029
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,635
		60,318
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,830
5.3% 9/15/35	7,000	7,652
Deere & Co. 5.375% 10/16/29	1,000	1,186
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,048
4.65% 11/1/44	6,000	5,584
		25,300
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,441
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,708
3.05% 3/15/22	10,000	9,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.15% 4/1/45	$ 1,700	$ 1,538
4.375% 9/1/42	4,500	4,199
4.55% 9/1/44	3,000	2,887
4.9% 4/1/44	4,000	4,061
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,032
CSX Corp.:
3.4% 8/1/24	4,625	4,590
3.95% 5/1/50	2,000	1,726
4.1% 3/15/44	6,775	6,122
7.375% 2/1/19	10,000	11,604
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,414
3.25% 12/1/21	5,000	5,019
3.95% 10/1/42	1,900	1,677
5.75% 1/15/16	10,000	10,174
Union Pacific Corp. 4.75% 9/15/41	2,800	2,958
		87,029
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,817
TOTAL INDUSTRIALS		301,478
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,337
4.45% 1/15/20	2,000	2,187
4.95% 2/15/19	3,479	3,817
5.9% 2/15/39	12,416	14,909
		25,250
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	5,185
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,999
2.375% 12/17/18	3,000	3,015
3.45% 8/1/24	3,650	3,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,566
7.125% 10/1/37	2,475	3,187
		22,607
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	3,992
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,306
1.95% 7/22/16	1,500	1,518
3.625% 2/12/24	10,000	10,142
7.625% 10/15/18	13,000	15,257
Xerox Corp.:
2.75% 3/15/19	5,000	5,016
4.5% 5/15/21	4,000	4,096
5.625% 12/15/19	1,000	1,100
		48,435
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,475
4.9% 7/29/45	3,000	3,078
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,692
		22,245
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,019
2.7% 2/12/25	17,175	16,555
3.625% 12/15/23	26,150	27,229
4.2% 6/1/19	2,000	2,173
5.3% 2/8/41	1,500	1,717
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
2.5% 5/15/22	9,600	9,337
3.4% 7/8/24	4,725	4,758
4.3% 7/8/34	3,875	3,836
5.375% 7/15/40	12,500	13,935
5.75% 4/15/18	7,400	8,173
		94,477
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	$ 6,475	$ 6,544
2.7% 5/13/22	6,650	6,566
3.2% 5/13/25	10,490	10,427
3.85% 5/4/43	13,000	11,814
Hewlett-Packard Co.:
3.3% 12/9/16	5,250	5,362
4.3% 6/1/21	2,780	2,892
6% 9/15/41	1,500	1,499
		45,104
TOTAL INFORMATION TECHNOLOGY		262,110
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,082
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,840
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,246
4.15% 2/15/43	4,000	3,772
4.625% 1/15/20	3,000	3,269
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,571
2.25% 1/12/20	3,775	3,758
5.5% 12/8/41	3,000	3,353
Lubrizol Corp. 8.875% 2/1/19	919	1,122
LYB International Finance BV:
4% 7/15/23	5,625	5,664
4.875% 3/15/44	5,850	5,582
LyondellBasell Industries NV 5% 4/15/19	3,000	3,243
Monsanto Co.:
2.125% 7/15/19	7,458	7,397
2.75% 7/15/21	6,357	6,217
2.85% 4/15/25	3,825	3,517
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,889
3.75% 9/30/15	2,000	2,004
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.2% 8/15/22	$ 2,000	$ 1,879
2.45% 2/15/22	4,650	4,481
3.25% 9/15/15	3,200	3,203
3.55% 11/7/42	2,000	1,761
The Dow Chemical Co.:
3% 11/15/22	4,900	4,741
4.125% 11/15/21	7,700	8,018
8.55% 5/15/19	2,358	2,848
9.4% 5/15/39	3,000	4,407
The Mosaic Co. 5.625% 11/15/43	3,750	3,951
		107,387
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,475
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,095
5.25% 4/1/42	4,500	3,595
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,085
2.875% 2/24/22	9,300	8,958
5% 9/30/43	3,000	3,072
6.5% 4/1/19	2,500	2,850
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	9,482
3.1% 3/15/20	3,800	3,249
3.55% 3/1/22	5,125	3,946
3.875% 3/15/23	2,000	1,530
5.45% 3/15/43	3,000	2,130
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,058
6.25% 10/1/39	1,600	1,426
Nucor Corp.:
4% 8/1/23	3,000	3,046
5.2% 8/1/43	4,000	4,082
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,233
3.75% 6/15/25	5,810	5,633
6.5% 7/15/18	1,398	1,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) Ltd.: - continued
7.125% 7/15/28	$ 2,000	$ 2,505
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,978
2.875% 8/21/22	6,000	5,696
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,499
5.25% 11/8/42	5,775	4,680
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,064
5.2% 3/1/42	5,200	3,354
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	10,571
5.625% 9/15/19	6,210	6,446
6.25% 1/23/17	9,395	9,758
		126,578
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,617
3.8% 1/15/26	2,880	2,797
4.75% 2/15/22	11,500	12,234
		19,648
TOTAL MATERIALS		257,088
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,951
2.45% 6/30/20	5,360	5,309
3.4% 5/15/25	9,270	8,824
4.35% 6/15/45	24,760	21,101
5.55% 8/15/41	7,300	7,314
5.8% 2/15/19	4,000	4,419
6.3% 1/15/38	838	914
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC 9.625% 12/15/30 (h)	4,515	6,573
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,069
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Orange SA:
2.125% 9/16/15	$ 1,000	$ 1,001
5.375% 7/8/19	4,000	4,443
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,896
5.462% 2/16/21	2,700	3,021
5.877% 7/15/19	2,000	2,231
6.421% 6/20/16	1,151	1,196
7.045% 6/20/36	2,600	3,173
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,672
4.272% 1/15/36	24,278	21,742
4.4% 11/1/34	3,775	3,471
4.5% 9/15/20	23,600	25,384
4.75% 11/1/41	1,000	918
5.012% 8/21/54	12,557	11,454
6.25% 4/1/37	3,121	3,498
6.35% 4/1/19	6,000	6,801
6.55% 9/15/43	12,516	14,778
6.9% 4/15/38	6,025	7,174
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,425
		198,911
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,171
6.125% 11/15/37	8,365	9,401
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,852
5.45% 10/1/43	5,775	5,982
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,959
1.5% 2/19/18	7,700	7,594
2.5% 9/26/22	3,000	2,743
2.95% 2/19/23	6,900	6,495
5.45% 6/10/19	6,000	6,570
		52,767
TOTAL TELECOMMUNICATION SERVICES		251,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	$ 1,000	$ 871
4.15% 8/15/44	4,650	4,373
5.2% 6/1/41	3,850	4,175
AmerenUE:
3.9% 9/15/42	3,700	3,497
6.4% 6/15/17	2,959	3,217
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,987
2.95% 12/15/22	4,000	3,863
Appalachian Power Co. 4.45% 6/1/45	6,000	5,704
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,843
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,687
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,389
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,918
3.4% 9/1/21	1,000	1,040
3.7% 3/1/45	3,100	2,787
5.8% 3/15/18	9,945	10,956
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,756
Detroit Edison Co. 2.65% 6/15/22	8,000	7,804
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,846
4% 9/30/42	3,750	3,632
5.25% 1/15/18	4,355	4,729
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,723
3.75% 4/15/24	6,000	6,058
3.95% 10/15/23	2,443	2,516
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,760
4.375% 3/30/44	2,000	2,020
Edison International 3.75% 9/15/17	3,000	3,125
Entergy Corp. 4% 7/15/22	6,640	6,689
Exelon Corp. 3.95% 6/15/25	7,830	7,841
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,792
4.05% 10/1/44	5,419	5,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,007
2% 6/30/16	7,310	7,389
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,749
Nevada Power Co. 6.5% 8/1/18	1,555	1,753
Northern States Power Co.:
3.4% 8/15/42	2,000	1,759
4.125% 5/15/44	4,500	4,469
5.25% 3/1/18	10,500	11,410
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,813
3.75% 8/15/42	5,900	5,243
5.4% 1/15/40	4,000	4,491
PacifiCorp:
3.6% 4/1/24	4,000	4,069
6% 1/15/39	6,193	7,559
Pennsylvania Electric Co. 6.05% 9/1/17	757	821
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,859
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,634
4.2% 6/15/22	2,000	2,095
4.7% 6/1/43	1,800	1,763
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,856
6% 12/1/39	5,200	6,076
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,686
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,578
4% 6/1/44	5,000	4,805
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,238
Tampa Electric Co. 6.15% 5/15/37	6,260	7,818
TECO Finance, Inc. 4% 3/15/16	2,875	2,918
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,942
3.45% 2/15/24	2,750	2,790
4.2% 5/15/45	2,400	2,339
4.45% 2/15/44	2,750	2,814
5% 6/30/19	5,000	5,507
6% 5/15/37	2,000	2,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Wisconsin Electric Power Co.:
4.25% 6/1/44	$ 4,700	$ 4,746
6.25% 12/1/15	2,983	3,023
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,104
		271,745
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,857
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	462
		2,319
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,698
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,256
CMS Energy Corp. 4.875% 3/1/44	5,000	5,125
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,203
4.45% 3/15/44	8,000	7,927
5.5% 12/1/39	2,500	2,849
Consumers Energy Co. 2.85% 5/15/22	6,650	6,611
Delmarva Power & Light 4% 6/1/42	4,000	3,837
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,000
2.5% 12/1/19	6,700	6,716
2.5818% 9/30/66 (h)	1,000	871
4.9% 8/1/41	2,000	2,022
7.5% 6/30/66 (h)	1,000	891
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	2,923
5.15% 11/15/43	1,650	1,761
5.75% 4/1/18	3,750	4,114
6.5% 9/15/37	7,605	9,352
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,530
5.45% 9/15/20	5,111	5,718
6.25% 12/15/40	2,453	2,985
6.4% 3/15/18	1,532	1,702
PG&E Corp. 2.4% 3/1/19	2,406	2,413
Puget Energy, Inc. 3.65% 5/15/25 (d)	8,070	7,848
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.4% 3/15/20	$ 12,406	$ 12,354
2.875% 10/1/22	3,000	2,875
4.05% 12/1/23	5,000	5,133
6% 10/15/39	1,000	1,157
6.5% 6/1/16	3,000	3,113
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,228	3,663
		118,695
TOTAL UTILITIES		392,759
TOTAL NONCONVERTIBLE BONDS (Cost $5,071,874)		5,153,170
U.S. Government and Government Agency Obligations - 39.8%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	28,500	28,528
0.875% 10/26/17	32,907	32,929
1.125% 7/20/18	102,559	102,549
1.5% 6/22/20	2,690	2,666
1.625% 1/21/20	10,000	10,026
1.75% 11/26/19	9,606	9,686
1.875% 9/18/18	15,050	15,354
2.625% 9/6/24	4,000	4,029
5% 3/15/16	28,200	28,900
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,359
0.875% 5/24/17	15,825	15,861
1% 6/21/17	35,300	35,429
1.125% 4/25/18	54,675	54,791
5% 11/17/17	33,300	36,232
5.5% 7/15/36	1,500	1,966
Freddie Mac:
0.5% 5/13/16	30,000	30,021
0.875% 10/14/16	24,375	24,465
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.375% 5/1/20	$ 14,000	$ 13,842
1.75% 9/10/15	20,385	20,393
2.375% 1/13/22	13,000	13,228
3.75% 3/27/19	2,300	2,491
6.25% 7/15/32	7,700	10,737
6.75% 3/15/31	26,000	37,350
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,543
5.375% 4/1/56	5,395	6,655
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		625,858
U.S. Treasury Obligations - 36.7%
U.S. Treasury Bonds:
2.5% 2/15/45	108,320	98,100
3% 11/15/44	26,745	26,877
3% 5/15/45	19,200	19,336
3.125% 8/15/44	44,650	45,985
3.375% 5/15/44	72,390	78,155
3.5% 2/15/39	8,315	9,224
3.625% 8/15/43	26,640	30,142
3.625% 2/15/44 (g)	67,570	76,398
3.75% 11/15/43	44,780	51,825
3.875% 8/15/40	30,080	35,287
4.25% 5/15/39	26,000	32,214
4.25% 11/15/40	811	1,008
4.375% 2/15/38	8,200	10,369
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,103
4.375% 5/15/41	57,765	73,347
4.5% 2/15/36	29,780	38,346
4.5% 5/15/38	15,000	19,294
4.5% 8/15/39	39,000	50,063
4.625% 2/15/40	21,500	28,103
4.75% 2/15/37	9,420	12,536
4.75% 2/15/41	54,830	73,281
5% 5/15/37	11,000	15,139
5.375% 2/15/31	53,470	72,853
6.25% 5/15/30	86,360	126,011
8.75% 5/15/17	8,000	9,091
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 5,000	$ 5,789
8.875% 2/15/19	6,960	8,776
9% 11/15/18	4,000	4,994
9.125% 5/15/18	3,000	3,656
U.S. Treasury Notes:
0.25% 12/15/15	3	3
0.5% 2/28/17	56,690	56,599
0.5% 3/31/17	31,130	31,064
0.5% 4/30/17	64,360	64,192
0.625% 11/15/16	17,370	17,392
0.625% 12/15/16	122,260	122,381
0.625% 2/15/17	176,910	176,958
0.625% 5/31/17	115,140	115,007
0.625% 7/31/17	32,510	32,457
0.625% 8/31/17	67,720	67,562
0.75% 1/15/17	7,700	7,717
0.75% 3/15/17	66,400	66,518
0.75% 4/15/18	126,660	125,878
0.875% 11/30/16	71,530	71,831
0.875% 12/31/16	12,063	12,112
0.875% 1/31/17	26,650	26,752
0.875% 2/28/17	109,294	109,707
0.875% 4/15/17	146,720	147,232
0.875% 5/15/17	49,260	49,418
0.875% 6/15/17	112,340	112,671
0.875% 7/15/17	100,740	101,014
0.875% 8/15/17	82,420	82,600
0.875% 10/15/17	206,880	207,082
0.875% 11/15/17	33,950	33,965
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	104,000	103,485
1% 3/31/17	45,115	45,365
1% 9/15/17	64,200	64,484
1% 12/15/17	112,860	113,169
1% 2/15/18	96,230	96,365
1% 3/15/18	56,600	56,660
1.125% 4/30/20	177,430	174,214
1.25% 10/31/18	45,190	45,325
1.25% 11/30/18	47,480	47,583
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 1/31/19	$ 14,670	$ 14,679
1.25% 1/31/20	825	817
1.375% 6/30/18	31,800	32,093
1.375% 7/31/18	1,175	1,185
1.375% 9/30/18	95,690	96,406
1.375% 2/28/19	98,500	98,892
1.375% 1/31/20	20,920	20,821
1.375% 2/29/20	49,140	48,918
1.375% 3/31/20	6,630	6,593
1.375% 4/30/20	55,840	55,492
1.375% 8/31/20	78,960	78,335
1.5% 8/31/18	246,625	249,541
1.5% 12/31/18	4,060	4,098
1.5% 1/31/19	37,180	37,499
1.5% 2/28/19	32,250	32,509
1.5% 3/31/19	12,800	12,898
1.5% 10/31/19	36,700	36,796
1.5% 11/30/19	51,090	51,212
1.5% 5/31/20	47,220	47,183
1.5% 1/31/22	4,370	4,266
1.625% 4/30/19	4,980	5,037
1.625% 7/31/19	43,010	43,419
1.625% 8/31/19	100,350	101,282
1.625% 12/31/19	8,990	9,050
1.625% 6/30/20	50,460	50,658
1.625% 7/31/20 (c)	47,580	47,739
1.75% 5/31/16	6,670	6,738
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,380
1.75% 10/31/20	9,960	10,013
1.75% 3/31/22	117,000	115,815
1.75% 4/30/22	15,910	15,738
1.875% 9/30/17	11,325	11,571
1.875% 10/31/17	40,860	41,759
1.875% 6/30/20	24,290	24,651
1.875% 11/30/21	81,260	81,307
1.875% 5/31/22	45,535	45,377
1.875% 8/31/22	38,970	38,823
2% 11/30/20	31,910	32,452
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/28/21	$ 26,380	$ 26,763
2% 5/31/21	40,290	40,771
2% 8/31/21	108,300	109,377
2% 10/31/21	29,700	29,953
2% 7/31/22	48,060	48,266
2% 2/15/25	3,635	3,567
2% 8/15/25	42,870	42,051
2.125% 2/29/16	74,950	75,618
2.125% 8/31/20	49,753	51,014
2.125% 1/31/21	3,060	3,127
2.125% 6/30/21	7,260	7,392
2.125% 8/15/21	90,750	92,350
2.125% 9/30/21	43,640	44,349
2.125% 12/31/21	19,320	19,605
2.125% 6/30/22	40,770	41,298
2.125% 5/15/25	82,195	81,459
2.25% 3/31/16	54,000	54,597
2.25% 11/30/17	11,000	11,338
2.25% 4/30/21	42,310	43,416
2.25% 7/31/21	31,690	32,479
2.25% 11/15/24	85,930	86,272
2.375% 8/15/24	78,790	80,042
2.5% 8/15/23	97,170	100,219
2.5% 5/15/24	95,500	98,139
2.625% 2/29/16	13,600	13,755
2.625% 4/30/18	10,200	10,634
2.625% 8/15/20	141,000	147,872
2.625% 11/15/20	94,180	98,690
2.75% 11/30/16	25,000	25,692
2.75% 12/31/17	3,000	3,129
2.75% 11/15/23	102,790	107,962
2.75% 2/15/24	135,610	142,270
3% 8/31/16	2	2
3% 9/30/16	22,000	22,595
3.125% 10/31/16	23,900	24,621
3.125% 5/15/21	50,876	54,623
3.25% 5/31/16	14,200	14,503
3.25% 12/31/16	25,000	25,886
3.375% 11/15/19	27,740	29,914
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 4,000	$ 4,248
3.5% 5/15/20	81,800	89,002
3.625% 2/15/20	59,600	65,051
3.625% 2/15/21	39,800	43,782
3.875% 5/15/18	8,000	8,613
4% 8/15/18	22,000	23,899
4.25% 11/15/17	16,000	17,190
4.5% 5/15/17	13,000	13,847
4.625% 11/15/16	15,000	15,738
4.625% 2/15/17	14,000	14,812
5.125% 5/15/16	13,100	13,537
TOTAL U.S. TREASURY OBLIGATIONS		7,538,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,942,138)		8,164,091
U.S. Government Agency - Mortgage Securities - 28.6%

Fannie Mae - 14.4%
2.034% 11/1/34 (h)	12,112	12,866
2.443% 11/1/34 (h)	971	1,034
2.5% 3/1/27 to 8/1/43	207,858	211,285
2.5% 9/1/30 (f)	7,000	7,102
3% 11/1/20 to 1/1/44	593,171	603,595
3% 9/1/30 (f)	7,000	7,261
3% 9/1/30 (f)	9,000	9,335
3% 9/1/45 (f)	14,000	14,060
3% 10/1/45 (f)	14,000	14,026
3% 10/1/45 (f)	12,000	12,022
3.135% 4/1/41 (h)	6,721	7,114
3.5% 8/1/24 to 8/1/45	645,833	672,625
3.5% 9/1/30 (f)	2,000	2,107
3.5% 9/1/45 (f)	34,000	35,232
4% 10/1/15 to 3/1/45	629,198	670,706
4% 9/1/45 (f)	8,000	8,496
4.5% 1/1/19 to 12/1/44	256,631	278,328
5% 12/1/20 to 11/1/44	152,015	167,507
5% 9/1/45 (f)	1,000	1,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/1/17 to 9/1/41	$ 103,662	$ 116,175
6% 2/1/23 to 7/1/41	72,133	82,240
6.5% 3/1/22 to 6/1/40	26,408	30,514
TOTAL FANNIE MAE		2,964,733
Freddie Mac - 6.3%
1.951% 3/1/36 (h)	5,748	6,014
2.356% 12/1/35 (h)	5,145	5,495
2.472% 3/1/35 (h)	2,202	2,351
2.475% 9/1/37 (h)	1,590	1,702
2.5% 5/1/23 to 7/1/30	122,921	125,047
3% 3/1/27 to 7/1/45	341,418	346,101
3.5% 9/1/18 to 8/1/45	359,931	373,958
4% 3/1/26 to 10/1/44	140,459	149,655
4% 9/1/45 (f)	8,800	9,328
4.5% 6/1/25 to 12/1/44	133,533	144,945
5% 4/1/23 to 9/1/40	68,200	75,241
5.5% 5/1/23 to 6/1/41	39,517	44,096
6% 4/1/32 to 8/1/37	1,859	2,128
6.5% 8/1/36 to 12/1/37	739	851
TOTAL FREDDIE MAC		1,286,912
Ginnie Mae - 7.9%
2.5% 10/20/42 to 3/20/44	8,105	7,944
3% 4/15/42 to 7/20/45	295,999	300,989
3% 9/1/45 (f)	12,000	12,158
3.5% 10/15/40 to 2/20/45	285,738	298,341
3.5% 9/1/45 (f)	123,900	129,011
3.5% 9/1/45 (f)	93,200	97,044
3.5% 9/1/45 (f)	46,700	48,626
3.5% 9/1/45 (f)	20,000	20,825
4% 1/15/25 to 7/20/45	293,061	312,415
4% 9/1/45 (f)	7,000	7,420
4.5% 9/15/33 to 5/20/45	191,472	208,071
5% 4/20/38 to 8/20/44	100,099	111,666
5.5% 10/20/32 to 8/20/44	35,331	40,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 5/20/34 to 12/15/40	$ 17,705	$ 20,258
6.5% 8/20/36 to 1/15/39	3,477	4,005
TOTAL GINNIE MAE		1,618,827
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,789,295)		5,870,472
Asset-Backed Securities - 0.7%

BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	9,500	9,523
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,508
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,813
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,837
Series 2015-A4 Class A, 1.85% 4/15/22	4,750	4,698
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,806
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,015
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,691
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	2,636	2,635
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,476
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,680
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,396
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,471
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,992
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	3,357	3,359
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,475
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,503
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,050	1,050
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	2,492	2,493
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust: - continued
Series 2014-B Class A3, 1.11% 5/15/19	$ 9,475	$ 9,459
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,505
TOTAL ASSET-BACKED SECURITIES (Cost $142,847)		143,385
Commercial Mortgage Securities - 2.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	6,184	6,295
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,549
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	82
Series 2007-3 Class A4, 5.5746% 6/10/49 (h)	2,467	2,583
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,512	2,627
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(h)(i)	3,235	10
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (h)	16,612	17,561
Series 2006-T22 Class A4, 5.5924% 4/12/38 (h)	112	113
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,660
Series 2007-C6 Class A4, 5.7108% 12/10/49 (h)	9,950	10,547
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,562
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	1,376
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,366
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7957% 12/10/49 (h)	2,805	2,982
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,224	5,354
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,536	2,651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3 Class A4, 5.6993% 6/15/39 (h)	$ 6,018	$ 6,308
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	1,212
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,805
Series K034 Class A2, 3.531% 7/25/23	9,000	9,532
Series K013 Class A2, 3.974% 1/25/21	11,575	12,641
Series K020 Class A2, 2.373% 5/25/22	10,400	10,388
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,210
Series K047 Class A2, 3.329% 5/25/25	3,860	4,004
Series K501 Class A2, 1.655% 11/25/16	16,780	16,899
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,209
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,154	3,291
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (h)	37,938	38,504
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,228
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,951
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,374
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,657
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,028	26,825
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	746
Series 2006-LDP9 Class A3, 5.336% 5/15/47	506	524
Series 2007-CB19 Class A4, 5.695% 2/12/49 (h)	28,380	29,895
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (h)	8,435	8,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,902	11,370
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (h)	2,734	2,780
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (h)	3,273	3,463
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	570	586
Series 2006-C7 Class A3, 5.347% 11/15/38	945	976
Series 2007-C1 Class A4, 5.424% 2/15/40	1,108	1,154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A3, 5.43% 2/15/40	$ 498	$ 520
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,247	1,300
Series 2007-C7 Class A3, 5.866% 9/15/45	5,351	5,765
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(h)	1,103	1,089
Series 2007-C1 Class A4, 5.8347% 6/12/50 (h)	4,800	5,009
Series 2008-C1 Class A4, 5.69% 2/12/51	1,958	2,086
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	74	74
Series 2007-5 Class A4, 5.378% 8/12/48	6,384	6,639
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	2,000	2,096
Series 2007-7 Class A4, 5.7429% 6/12/50 (h)	4,150	4,393
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	396
Series 2007-8 Class A3, 5.8811% 8/12/49 (h)	1,094	1,164
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,582
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,233
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (h)	223	224
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	166	52
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	32,508
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,794
Class A5, 5.5% 4/15/47	7,950	8,398
Series 2007-C32 Class A3, 5.7146% 6/15/49 (h)	8,092	8,514
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (h)	24,347	25,443
Class A5, 5.9507% 2/15/51 (h)	839	901
Series 2005-C22 Class B, 5.3736% 12/15/44 (h)	2,812	2,798
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	7,445
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.7144% 5/15/43 (h)	$ 664	$ 679
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $535,704)		569,272
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,375
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,211
California Gen. Oblig. 7.55% 4/1/39	15,000	21,614
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,654
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,258
Series 2011:
4.961% 3/1/16	2,830	2,877
5.877% 3/1/19	2,080	2,272
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	7,209
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,976
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,445
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,465
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,599
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,833
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	7,909
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,612
Series 2010 164, 5.647% 11/1/40	5,210	6,151
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	$ 1,000	$ 1,212
Series 2015 AP, 3.931% 5/15/45	3,740	3,578
TOTAL MUNICIPAL SECURITIES (Cost $132,236)		143,800
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.25% 1/7/25	3,775	3,501
4.875% 1/22/21	15,540	15,812
5.625% 1/7/41	11,975	10,658
5.875% 1/15/19	1,300	1,412
6% 1/17/17	3,000	3,158
Canadian Government 1.125% 3/19/18	6,640	6,653
Chilean Republic 3.25% 9/14/21	9,000	9,437
Colombian Republic:
2.625% 3/15/23	7,575	6,780
4% 2/26/24	4,825	4,680
5% 6/15/45	2,000	1,778
5.625% 2/26/44	7,775	7,551
6.125% 1/18/41	4,750	4,928
7.375% 3/18/19	3,450	3,942
Export Development Canada:
1.25% 10/26/16	4,000	4,029
1.5% 10/3/18	1,700	1,714
Israeli State 4% 6/30/22	7,000	7,569
Italian Republic:
5.375% 6/12/17	2,375	2,535
6.875% 9/27/23	6,000	7,570
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,975
3% 6/30/25	2,400	2,444
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,996
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,181
2.125% 1/17/23	12,000	11,965
2.75% 10/1/20	4,175	4,368
4% 1/27/20	3,000	3,297
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 28,084
Korean Republic 7.125% 4/16/19	6,650	7,850
Manitoba Province:
1.3% 4/3/17	3,420	3,443
2.1% 9/6/22	1,900	1,873
3.05% 5/14/24	1,500	1,551
New Brunswick Province 2.75% 6/15/18	4,350	4,514
Ontario Province:
1% 7/22/16	17,000	17,057
4% 10/7/19	15,000	16,394
Panamanian Republic:
3.75% 3/16/25	3,800	3,715
4% 9/22/24	4,800	4,776
4.3% 4/29/53	5,675	4,888
5.2% 1/30/20	1,800	1,969
Peruvian Republic:
4.125% 8/25/27	2,800	2,779
5.625% 11/18/50	7,150	7,686
6.55% 3/14/37	3,075	3,659
7.125% 3/30/19	1,900	2,209
Philippine Republic:
3.95% 1/20/40	5,100	5,202
4.2% 1/21/24	4,765	5,242
6.375% 10/23/34	10,375	13,799
6.5% 1/20/20	6,144	7,233
Polish Government:
4% 1/22/24	4,550	4,787
5% 10/19/15	3,050	3,066
5% 3/23/22	14,500	16,181
Province of British Columbia 1.2% 4/25/17	7,600	7,645
Province of Quebec:
2.75% 8/25/21	20,000	20,687
2.875% 10/16/24	2,075	2,130
South African Republic:
5.875% 5/30/22	7,675	8,302
6.875% 5/27/19	6,750	7,585
Turkish Republic:
5.75% 3/22/24	3,000	3,179
6% 1/14/41	13,200	13,457
6.25% 9/26/22	13,225	14,468
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Turkish Republic: - continued
6.75% 4/3/18	$ 8,375	$ 9,144
7.5% 11/7/19	2,625	2,994
United Mexican States:
3.5% 1/21/21	7,400	7,502
3.625% 3/15/22	3,000	3,008
4% 10/2/23	18,750	19,031
4.6% 1/23/46	3,000	2,738
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,375
6.05% 1/11/40	4,800	5,376
Uruguay Republic:
4.125% 11/20/45	4,750	3,907
4.5% 8/14/24	3,625	3,738
5.1% 6/18/50	3,875	3,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $500,675)		502,552
Supranational Obligations - 1.4%

African Development Bank:
0.875% 5/15/17	1,000	1,001
0.875% 3/15/18	1,900	1,888
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,832
2.375% 9/23/21	2,900	2,963
Asian Development Bank:
1.125% 3/15/17	5,000	5,027
1.125% 6/5/18	7,290	7,285
1.5% 1/22/20	4,750	4,733
1.875% 4/12/19	12,000	12,211
1.875% 2/18/22	2,000	1,983
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank:
1% 3/7/18	1,900	1,893
2.625% 2/16/16	4,250	4,290
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,714
1.625% 9/3/15	4,750	4,751
1.75% 6/14/19	4,700	4,755
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Bank for Reconstruction and Development: - continued
1.75% 11/26/19	$ 2,875	$ 2,899
2.5% 3/15/16	3,800	3,844
European Investment Bank:
0.875% 4/18/17	11,000	11,010
1.125% 8/15/18	6,590	6,562
1.25% 5/15/18	3,550	3,555
1.375% 6/15/20	2,725	2,679
1.625% 6/15/17	4,640	4,701
1.625% 12/18/18	30,900	31,124
1.75% 3/15/17	5,000	5,076
1.75% 6/17/19	8,625	8,693
1.875% 3/15/19	3,000	3,045
1.875% 2/10/25	3,000	2,852
2.125% 10/15/21	2,840	2,858
2.25% 8/15/22	1,880	1,891
2.5% 4/15/21	4,650	4,796
2.5% 10/15/24	5,725	5,783
2.875% 9/15/20	9,000	9,472
3.25% 1/29/24	2,000	2,141
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,201
1.75% 10/15/19	1,375	1,392
2.125% 1/15/25	1,830	1,803
3% 10/4/23	3,575	3,821
3.875% 9/17/19	5,000	5,450
4.375% 1/24/44	4,000	4,814
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,060
1% 9/15/16	9,000	9,044
1% 6/15/18	5,600	5,591
1.625% 2/10/22	3,900	3,821
1.875% 10/7/19	3,825	3,887
2.25% 6/24/21	16,075	16,397
2.5% 11/25/24	5,700	5,744
2.5% 7/29/25	3,790	3,796
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Finance Corp.:
1.625% 7/16/20	$ 2,870	$ 2,869
1.75% 9/16/19	11,350	11,410
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $280,643)		284,581
Bank Notes - 0.1%

American Express Bank FSB 6% 9/13/17	615	667
Bank of America NA:
5.3% 3/15/17	3,500	3,679
6% 10/15/36	2,419	2,896
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,009
JPMorgan Chase Bank 6% 10/1/17	7,075	7,636
KeyBank NA 2.5% 12/15/19	4,000	4,005
Regions Bank 7.5% 5/15/18	2,000	2,268
UBS AG Stamford Branch:
5.75% 4/25/18	830	910
5.875% 12/20/17	2,034	2,215
TOTAL BANK NOTES (Cost $24,701)		26,285
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(h) (Cost $1,176)	1,725	1,793
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $132,820)	132,819,803	132,820
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $17,467)	$ 17,467	$ 17,467
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $20,571,576)		21,009,688
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(471,002)
NET ASSETS - 100%		$ 20,538,686
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (14,000)	$ (14,061)
Ginnie Mae
3.5% 9/1/45	(46,700)	(48,626)
3.5% 9/1/45	(46,700)	(48,626)
TOTAL GINNIE MAE		(97,252)
TOTAL TBA SALE COMMITMENTS (Proceeds $111,425)		$ (111,313)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,944,000 or 0.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $549,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$17,467,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 17,467
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 269
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,153,170	$ -	$ 5,153,170	$ -
U.S. Government and Government Agency Obligations	8,164,091	-	8,164,091	-
U.S. Government Agency - Mortgage Securities	5,870,472	-	5,870,472	-
Asset-Backed Securities	143,385	-	143,385	-
Commercial Mortgage Securities	569,272	-	569,220	52
Municipal Securities	143,800	-	143,800	-
Foreign Government and Government Agency Obligations	502,552	-	502,552	-
Supranational Obligations	284,581	-	284,581	-
Bank Notes	26,285	-	26,285	-
Preferred Securities	1,793	-	1,793	-
Money Market Funds	132,820	132,820	-	-
Cash Equivalents	17,467	-	17,467	-
Total Investments in Securities:	$ 21,009,688	$ 132,820	$ 20,876,816	$ 52
Other Financial Instruments:
TBA Sale Commitments	$ (111,313)	$ -	$ (111,313)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $17,057 and repurchase agreements of $17,467) - See accompanying schedule: Unaffiliated issuers (cost $20,438,756)	$ 20,876,868
Fidelity Central Funds (cost $132,820)	132,820
Total Investments (cost $20,571,576)		$ 21,009,688
Receivable for investments sold		200,082
Receivable for TBA sale commitments		111,425
Receivable for fund shares sold		253,667
Interest receivable		108,706
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		654
Other receivables		113
Total assets		21,684,350

Liabilities
Payable for investments purchased
Regular delivery	$ 248,720
Delayed delivery	476,199
TBA sale commitments, at value	111,313
Payable for fund shares redeemed	288,806
Distributions payable	547
Accrued management fee	857
Other affiliated payables	1,642
Other payables and accrued expenses	113
Collateral on securities loaned, at value	17,467
Total liabilities		1,145,664

Net Assets		$ 20,538,686
Net Assets consist of:
Paid in capital		$ 20,090,312
Undistributed net investment income		24,028
Accumulated undistributed net realized gain (loss) on investments		(13,878)
Net unrealized appreciation (depreciation) on investments		438,224
Net Assets		$ 20,538,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,497,395 ÷ 560,767 shares)	$ 11.59

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,692,381 ÷ 577,637 shares)	$ 11.59

Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,101,990 ÷ 267,741 shares)	$ 11.59

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,560,055 ÷ 134,649 shares)	$ 11.59

Class F:
Net Asset Value, offering price and redemption price per share ($2,686,865 ÷ 231,919 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015
Investment Income
Dividends		$ 112
Interest		530,230
Income from Fidelity Central Funds		269
Total income		530,611

Expenses
Management fee	$ 9,849
Transfer agent fees	19,325
Independent trustees' compensation	82
Miscellaneous	27
Total expenses before reductions	29,283
Expense reductions	(4,691)	24,592
Net investment income (loss)		506,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,087
Change in net unrealized appreciation (depreciation) on: Investment securities	(269,180)
Delayed delivery commitments	406
Total change in net unrealized appreciation (depreciation)		(268,774)
Net gain (loss)		(231,687)
Net increase (decrease) in net assets resulting from operations		$ 274,332

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,019	$ 434,074
Net realized gain (loss)	37,087	16,618
Change in net unrealized appreciation (depreciation)	(268,774)	483,301
Net increase (decrease) in net assets resulting from operations	274,332	933,993
Distributions to shareholders from net investment income	(486,929)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(500,254)	(416,778)
Share transactions - net increase (decrease)	2,160,467	2,019,795
Total increase (decrease) in net assets	1,934,545	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $24,028 and undistributed net investment income of $15,276, respectively)	$ 20,538,686	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) B	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	(.123)	.338	(.604)	.358	.137
Total from investment operations	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.04	$ 11.74
Total Return A	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsC, E
Expenses before reductions	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 6,497	$ 6,520	$ 5,338	$ 5,981	$ 7,287
Portfolio turnover rateD	75%	85%	118%	100%	106%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.301
Total from investment operations	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE, H
Expenses before reductions	.17%	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.57%	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,692	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	(.123)	.338	(.594)	.349	.302
Total from investment operations	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.60%	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,102	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	(.123)	.339	(.594)	.349	.303
Total from investment operations	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,560	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.139
Total from investment operations	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsE, F
Expenses before reductions	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,687	$ 2,202	$ 1,988	$ 1,361	$ 634
Portfolio turnover rateA	75%	85%	118%	100%	106%

A Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 588,234
Gross unrealized depreciation	(155,349)
Net unrealized appreciation (depreciation) on securities	$ 432,885

Tax Cost	$ 20,576,803

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 21,548
Net unrealized appreciation (depreciation) on securities and other investments	$ 432,998

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 493,591	$ 416,778
Long-term Capital Gains	6,663	-
Total	$ 500,254	$ 416,778

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,667,183 and $519,434, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 11,120
Fidelity Advantage Class	7,544
Institutional Class	661
$ 19,325

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $319.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%*	$ 89
Fidelity Advantage Class	.10%/.07%*	4,577
Institutional Class	.06%*	24

* Expense limitation effective August 1, 2015.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions - continued

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Investor Class	$ 154,154	$ 137,336
Fidelity Advantage Class	155,722	131,655
Institutional Class	82,742	73,256
Fidelity Advantage Institutional Class	31,519	22,566
Class F	62,792	51,965
Total	$ 486,929	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Investor Class
Shares sold	621,208	155,246	$ 7,202,773	$ 1,791,631
Reinvestment of distributions	13,464	11,818	157,953	136,577
Shares redeemed	(630,565)	(80,218)	(7,314,458)	(922,306)
Net increase (decrease)	4,107	86,846	$ 46,268	$ 1,005,902
Fidelity Advantage Class
Shares sold	731,960	148,877	$ 8,499,939	$ 1,718,974
Reinvestment of distributions	13,152	11,059	154,273	127,764
Shares redeemed	(660,828)	(116,220)	(7,666,150)	(1,337,907)
Net increase (decrease)	84,284	43,716	$ 988,062	$ 508,831
Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Institutional Class
Shares sold	119,500	84,528	$ 1,400,628	$ 974,833
Reinvestment of distributions	7,260	6,341	85,167	73,256
Shares redeemed	(128,639)	(64,732)	(1,503,380)	(745,431)
Net increase (decrease)	(1,879)	26,137	$ (17,585)	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	77,901	25,850	$ 911,540	$ 297,984
Reinvestment of distributions	2,744	1,953	32,187	22,566
Shares redeemed	(26,815)	(23,330)	(314,218)	(268,139)
Net increase (decrease)	53,830	4,473	$ 629,509	$ 52,411
Class F
Shares sold	69,196	60,391	$ 810,742	$ 694,559
Reinvestment of distributions	5,489	4,494	64,373	51,921
Shares redeemed	(30,763)	(51,901)	(360,902)	(596,487)
Net increase (decrease)	43,922	12,984	$ 514,213	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-
present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/12/15	10/09/15	$0.012

A total of 24.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,564,049 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $27,893,831, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Spartan U.S. Bond Index Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	2,607,074,510.25	22.181
Against	8,517,063,152.10	72.463
Abstain	536,525,455.15	4.564
Broker Non-Votes	93,104,887.16	0.792
TOTAL	11,753,768,004.66	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-ANN-1015
1.899038.105

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	1.55%	2.90%	4.16%
Fidelity Advantage® Institutional Class B	1.57%	2.92%	4.17%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Institutional Class on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.
Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager Brandon Bettencourt: For the period, the fund's share classes roughly kept pace with The Barclays® U.S. Aggregate Bond Index, although the index only managed a modest gain that was well below its historical long-term average. This still met our goal of producing monthly returns, before expenses, that closely matched the index return. We used a method known as "stratified sampling," or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. We also managed the portfolio so that it matched the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. A strong preference for conservative investments shaped much of the period's market activity. Looking ahead, we expect the fund's performance to likely mirror the direction of the bond market itself, and to be shaped largely by expectations for a policy interest rate increase, which remains heavily dependent on confirmation from strong economic data.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.22%
Actual		$ 1,000.00	$ 992.00	$ 1.10
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.09%
Actual		$ 1,000.00	$ 992.60	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46
Institutional Class	.07%
Actual		$ 1,000.00	$ 992.80	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 992.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
U.S. Government and U.S. Government Agency Obligations 68.7%	U.S. Government and U.S. Government Agency Obligations 69.3%
AAA 5.1%	AAA 4.9%
AA 3.9%	AA 3.9%
A 11.5%	A 10.3%
BBB 11.3%	BBB 12.1%
BB and Below 0.4%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.3%
Short-Term Investments and Net Other Assets (1.1)%†	Short-Term Investments and Net Other Assets (1.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2015
6 months ago
Years	7.3	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Corporate Bonds 25.1%		Corporate Bonds 24.6%
	U.S. Government and U.S. Government Agency Obligations 68.7%		U.S. Government and U.S. Government Agency Obligations 69.3%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.6%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.1%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 3.9%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.0)%†
* Foreign investments	8.6%	** Foreign investments	8.4%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
American Honda Finance Corp.:
2.125% 10/10/18	$ 6,550	$ 6,585
2.15% 3/13/20	8,550	8,498
2.25% 8/15/19	7,650	7,671
Ford Motor Co. 4.75% 1/15/43	7,650	7,249
General Motors Co. 5.2% 4/1/45	4,270	4,009
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,546
4% 1/15/25	6,170	5,836
4.3% 7/13/25	7,600	7,367
		53,761
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,902
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,642
Massachusetts Institute of Technology 3.959% 7/1/38	4,725	4,815
Northwestern University 4.643% 12/1/44	3,350	3,664
President and Fellows of Harvard College 3.619% 10/1/37	1,000	970
Rice University 3.774% 5/15/55	1,900	1,771
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,273
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,100
University of Southern California 5.25% 10/1/2111	2,000	2,353
		21,490
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,521
6.3% 3/1/38	7,045	8,355
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,690
Starbucks Corp. 3.85% 10/1/23	1,875	1,970
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,002
5.3% 9/15/19	2,000	2,199
		19,737
Media - 1.0%
21st Century Fox America, Inc.:
5.4% 10/1/43	3,875	3,896
5.65% 8/15/20	1,000	1,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
21st Century Fox America, Inc.: - continued
6.15% 3/1/37	$ 3,955	$ 4,388
6.9% 3/1/19	2,110	2,409
6.9% 8/15/39	2,000	2,395
7.75% 12/1/45	3,160	4,282
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,065
CBS Corp. 4% 1/15/26	6,000	5,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25 (d)	7,980	7,925
6.484% 10/23/45 (d)	4,690	4,757
Comcast Corp.:
3.125% 7/15/22	3,000	3,015
3.375% 8/15/25	5,700	5,646
4.65% 7/15/42	4,000	4,082
4.75% 3/1/44	5,400	5,606
4.95% 6/15/16	1,862	1,923
5.7% 5/15/18	2,940	3,249
5.7% 7/1/19	8,500	9,587
6.4% 3/1/40	1,000	1,247
6.55% 7/1/39	3,000	3,822
6.95% 8/15/37	6,700	8,724
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,452
5.875% 10/1/19	2,905	3,249
6.35% 3/15/40	1,000	1,066
6.375% 3/1/41	2,100	2,241
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,177
4.875% 4/1/43	4,900	4,210
5.05% 6/1/20	3,200	3,469
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,733
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,341
1.65% 9/29/17	8,000	7,987
4.7% 10/15/19	4,000	4,344
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,790
5.85% 5/1/17	5,801	6,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,287
7.3% 7/1/38	4,000	4,235
8.75% 2/14/19	2,368	2,797
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,959
3.55% 6/1/24	3,000	2,937
3.6% 7/15/25	6,340	6,129
4% 1/15/22	1,000	1,024
4.65% 6/1/44	3,000	2,780
4.85% 7/15/45	3,000	2,899
6.5% 11/15/36	5,724	6,595
Viacom, Inc.:
4.25% 9/1/23	7,775	7,391
4.375% 3/15/43	2,635	1,942
5.625% 9/15/19	1,000	1,091
6.125% 10/5/17	5,420	5,852
Walt Disney Co.:
1.125% 2/15/17	2,760	2,770
1.85% 5/30/19	1,500	1,499
2.55% 2/15/22	2,810	2,784
4.125% 6/1/44	2,000	1,930
5.5% 3/15/19	2,000	2,245
		203,386
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,250
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,402
4.3% 2/15/43	4,750	4,005
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,705
5.875% 7/15/16	2,100	2,194
7% 1/15/38	1,038	1,417
		30,211
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,737
3.25% 4/15/25	4,000	3,861
3.7% 4/15/22	5,500	5,604
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,102
3.75% 2/15/24	6,725	6,998
4.2% 4/1/43	1,575	1,539
4.875% 2/15/44	2,875	3,048
5.4% 3/1/16	6,400	6,555
5.875% 12/16/36	4,700	5,684
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,384
4.625% 4/15/20	2,000	2,192
4.65% 4/15/42	6,500	6,740
5.8% 4/15/40	2,000	2,359
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,863
Turlock Corp.:
1.5% 11/2/17	4,775	4,744
2.75% 11/2/22	5,725	5,477
4% 11/2/32	1,900	1,818
4.15% 11/2/42	1,900	1,739
		84,323
TOTAL CONSUMER DISCRETIONARY		412,908
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,095
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,696
2.625% 1/17/23	2,825	2,699
4.625% 2/1/44	5,750	5,832
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 1/15/20	1,500	1,682
8.2% 1/15/39	2,800	4,204
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,704
5.75% 10/23/17	5,185	5,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	$ 2,850	$ 2,776
PepsiCo, Inc.:
3.6% 8/13/42	3,000	2,632
4.25% 10/22/44	6,000	5,832
4.875% 11/1/40	2,300	2,452
7.9% 11/1/18	6,000	7,097
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,779
3.15% 11/15/20	3,700	3,844
		59,958
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 8/12/19	3,750	3,768
2.8% 7/20/20	8,400	8,485
3.875% 7/20/25	4,660	4,765
5.125% 7/20/45	2,810	2,993
5.3% 12/5/43	4,391	4,716
5.75% 5/15/41	6,000	6,783
Kroger Co.:
3.9% 10/1/15	9,000	9,021
5.15% 8/1/43	2,725	2,874
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,858
2.8% 4/15/16	6,700	6,797
3.3% 4/22/24	19,000	19,164
5.625% 4/1/40	2,000	2,378
5.625% 4/15/41	4,600	5,506
6.5% 8/15/37	8,275	10,743
Walgreen Co. 3.1% 9/15/22	2,850	2,749
		98,600
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,472
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,635
3.2% 1/25/23	11,249	10,516
General Mills, Inc.:
2.2% 10/21/19	7,000	6,974
5.65% 2/15/19	13,501	14,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co. 5% 7/15/35 (d)	$ 3,500	$ 3,608
Kellogg Co.:
3.125% 5/17/22	1,875	1,881
3.25% 5/21/18	2,800	2,895
4.45% 5/30/16	2,000	2,050
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,786
5% 6/4/42	2,825	2,875
The J.M. Smucker Co. 2.5% 3/15/20 (d)	5,700	5,669
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,567
Unilever Capital Corp.:
2.2% 3/6/19	7,475	7,555
3.1% 7/30/25	2,900	2,883
		91,364
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,328
2.4% 3/1/22	5,200	5,115
2.4% 6/1/23	8,000	7,696
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,014
1.9% 11/1/19	4,000	4,018
2.3% 2/6/22	4,700	4,630
3.1% 8/15/23	10,000	10,169
3.15% 9/1/15	4,500	4,500
		49,470
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,263
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,730
4.25% 8/9/42	9,780	8,739
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,379
4.5% 3/26/20	2,000	2,177
4.875% 11/15/43	6,000	6,271
5.65% 5/16/18	6,789	7,479
6.375% 5/16/38	1,450	1,799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 1,325	$ 1,288
4.45% 6/12/25	7,060	7,247
4.85% 9/15/23	1,800	1,893
5.85% 8/15/45	4,240	4,582
6.75% 6/15/17	2,899	3,136
7.25% 6/15/37	7,220	8,682
		64,402
TOTAL CONSUMER STAPLES		374,057
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,026
Cameron International Corp. 3.7% 6/15/24	7,575	7,493
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	2,824
Halliburton Co.:
6.15% 9/15/19	2,000	2,286
7.45% 9/15/39	1,500	1,969
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,423
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,415
3.05% 3/1/16	1,020	1,018
4.625% 3/1/21	1,340	1,160
5.25% 3/15/42	3,100	2,080
Weatherford International Ltd. 7% 3/15/38	5,580	4,715
		37,409
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,824
6.2% 3/15/40	2,000	2,175
6.45% 9/15/36	2,675	3,003
Apache Corp. 5.1% 9/1/40	3,000	2,782
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,445
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,805
2.315% 2/13/20	1,800	1,798
2.5% 11/6/22	3,000	2,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
2.521% 1/15/20	$ 6,000	$ 6,047
3.062% 3/17/22	3,750	3,734
3.125% 10/1/15	2,500	2,505
3.245% 5/6/22	7,750	7,686
4.5% 10/1/20	2,000	2,177
4.75% 3/10/19	1,000	1,089
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,732
5.7% 5/15/17	1,148	1,214
6.25% 3/15/38	6,850	6,822
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,542
3.8% 9/15/23	1,750	1,641
6.75% 11/15/39	2,000	2,069
Chevron Corp.:
1.104% 12/5/17	5,700	5,665
1.718% 6/24/18	7,525	7,550
1.961% 3/3/20	8,625	8,529
2.193% 11/15/19	11,400	11,463
Columbia Pipeline Group, Inc.:
3.3% 6/1/20 (d)	3,043	3,036
4.5% 6/1/25 (d)	3,325	3,169
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,781
3.35% 5/15/25	6,810	6,573
5.75% 2/1/19	2,902	3,244
6.5% 2/1/39	7,529	9,060
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,386
3.875% 3/15/23	3,775	3,086
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,735
3.25% 5/15/22	4,000	3,859
5.6% 7/15/41	2,875	2,912
Ecopetrol SA 5.375% 6/26/26	4,740	4,425
El Paso Natural Gas Co. 5.95% 4/15/17	926	982
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP: - continued
5.875% 12/15/16	$ 1,000	$ 1,046
6.5% 4/15/18	1,000	1,086
Enbridge, Inc. 3.5% 6/10/24	2,825	2,506
Encana Corp.:
3.9% 11/15/21	4,900	4,529
6.5% 2/1/38	5,000	4,673
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	7,774
4.15% 10/1/20	4,500	4,531
5.15% 3/15/45	2,000	1,685
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,668
4.05% 2/15/22	9,325	9,476
4.85% 8/15/42	2,500	2,253
4.85% 3/15/44	5,000	4,493
5.7% 2/15/42	2,000	2,013
6.65% 4/15/18	2,000	2,244
7.55% 4/15/38	2,000	2,388
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,121
Exxon Mobil Corp. 3.567% 3/6/45	6,650	6,087
Hess Corp.:
3.5% 7/15/24	3,800	3,502
5.6% 2/15/41	3,400	3,275
8.125% 2/15/19	6,000	6,989
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,342
3.5% 9/1/23	2,000	1,773
3.95% 9/1/22	7,000	6,521
5% 3/1/43	1,000	788
5.625% 9/1/41	1,000	870
6.55% 9/15/40	3,000	2,887
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	7,403
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,198
Marathon Oil Corp. 3.85% 6/1/25	7,000	6,390
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,012
5.125% 3/1/21	1,000	1,088
6.5% 3/1/41	1,000	1,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.875% 3/10/35	$ 3,710	$ 4,068
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,012
2.7% 2/15/23	6,000	5,693
3.125% 2/15/22	2,000	1,983
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,012
3.375% 10/1/22	5,000	4,476
Petro-Canada:
6.05% 5/15/18	3,650	4,023
6.8% 5/15/38	8,445	10,279
Petrobras Global Finance BV:
3% 1/15/19	2,850	2,483
4.375% 5/20/23	4,725	3,712
6.25% 3/17/24	1,900	1,664
7.25% 3/17/44	3,000	2,415
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	6,854
6.75% 1/27/41	1,675	1,283
7.875% 3/15/19	12,228	12,323
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,421
3.5% 7/18/18	5,925	6,038
3.5% 7/23/20 (d)	11,525	11,413
3.5% 1/30/23	6,725	6,256
4.875% 1/24/22	18,010	18,280
5.5% 6/27/44	8,600	7,441
6.375% 1/23/45	3,000	2,924
Phillips 66 Co.:
4.875% 11/15/44	1,000	950
5.875% 5/1/42	9,500	10,214
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,694
3.95% 9/15/15	2,000	2,003
4.9% 2/15/45	1,900	1,707
5.75% 1/15/20	1,000	1,089
6.125% 1/15/17	1,795	1,905
6.65% 1/15/37	2,795	3,032
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,371
2.125% 5/11/20	8,300	8,241
2.375% 8/21/22	3,000	2,865
3.25% 5/11/25	4,160	4,095
4.375% 5/11/45	7,120	7,015
6.375% 12/15/38	4,200	5,293
Southwestern Energy Co. 4.05% 1/23/20	5,000	4,950
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,907
4.75% 3/15/24	4,825	4,903
Statoil ASA:
1.2% 1/17/18	5,575	5,529
1.95% 11/8/18	7,300	7,301
2.25% 11/8/19	8,000	8,006
3.7% 3/1/24	3,650	3,707
5.1% 8/17/40	2,000	2,199
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,434
6.85% 6/1/39	2,000	2,450
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	3,441
5.85% 2/1/37	2,000	1,776
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,023
5.75% 6/24/44	1,900	1,545
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,618
Total Capital International SA:
1.55% 6/28/17	5,000	5,023
2.1% 6/19/19	4,275	4,293
2.7% 1/25/23	1,900	1,818
2.75% 6/19/21	6,000	6,022
2.875% 2/17/22	4,175	4,127
3.75% 4/10/24	2,000	2,035
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,663
6.1% 6/1/40	6,700	7,274
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	6,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 6.625% 6/15/37	$ 5,420	$ 5,959
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,359
4% 7/1/22	3,000	2,912
Williams Partners LP:
3.35% 8/15/22	2,800	2,572
3.9% 1/15/25	3,525	3,132
XTO Energy, Inc. 5.65% 4/1/16	1,189	1,223
		584,846
TOTAL ENERGY		622,255
FINANCIALS - 8.8%
Banks - 3.9%
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,792
Bank of America Corp.:
2% 1/11/18	3,550	3,549
2.6% 1/15/19	3,775	3,801
2.65% 4/1/19	17,925	18,072
4% 4/1/24	9,000	9,186
4% 1/22/25	6,000	5,865
4.1% 7/24/23	7,000	7,221
4.2% 8/26/24	8,500	8,422
4.25% 10/22/26	4,000	3,933
5% 5/13/21	4,000	4,383
5.7% 1/24/22	6,250	7,057
5.75% 12/1/17	5,855	6,334
5.875% 1/5/21	6,640	7,558
6.5% 8/1/16	15,000	15,705
Bank of Montreal:
1.4% 9/11/17	2,875	2,876
2.375% 1/25/19	3,700	3,737
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,006
4.375% 1/13/21	1,000	1,083
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,702
Barclays PLC:
2.75% 11/8/19	10,000	9,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC: - continued
3.65% 3/16/25	$ 8,525	$ 8,098
5.25% 8/17/45	5,600	5,610
BB&T Corp.:
1.6% 8/15/17	5,700	5,714
2.05% 6/19/18	1,900	1,915
BNP Paribas 3.6% 2/23/16	10,380	10,514
BNP Paribas SA:
2.375% 5/21/20	11,600	11,534
2.7% 8/20/18	4,900	4,984
BPCE SA:
2.25% 1/27/20	4,000	3,982
2.5% 7/15/19	12,100	12,206
4% 4/15/24	2,000	2,059
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,047
Capital One Bank NA 3.375% 2/15/23	2,424	2,303
Capital One NA 2.4% 9/5/19	7,000	6,901
Citigroup, Inc.:
2.5% 9/26/18	750	757
2.5% 7/29/19	7,400	7,393
2.55% 4/8/19	3,700	3,718
3.375% 3/1/23	6,000	5,956
3.953% 6/15/16	1,450	1,484
4.4% 6/10/25	4,000	4,021
5.3% 5/6/44	2,000	2,101
5.5% 9/13/25	5,000	5,429
5.875% 1/30/42	1,675	1,941
6.125% 5/15/18	1,769	1,952
6.125% 8/25/36	3,650	4,200
8.125% 7/15/39	8,000	11,578
8.5% 5/22/19	1,688	2,038
Comerica, Inc.:
3% 9/16/15	1,268	1,269
3.8% 7/22/26	3,650	3,583
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,752
1.9% 9/18/17	4,750	4,790
2.3% 3/12/20	7,550	7,509
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Corporacion Andina de Fomento:
1.5% 8/8/17	$ 2,825	$ 2,818
3.75% 1/15/16	5,425	5,479
4.375% 6/15/22	14,100	15,281
Credit Suisse AG 6% 2/15/18	15,651	17,031
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45 (d)	5,000	4,878
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,984
3.625% 9/9/24	3,425	3,412
Discover Bank:
2% 2/21/18	7,375	7,303
4.2% 8/8/23	7,000	7,079
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,373
4% 1/11/17	11,380	11,748
5% 4/11/22	6,170	6,884
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,665
3.625% 1/25/16	2,000	2,021
4.5% 6/1/18	824	875
8.25% 3/1/38	2,079	2,943
HSBC Holdings PLC:
4.25% 8/18/25	5,600	5,542
4.875% 1/14/22	10,100	11,040
5.1% 4/5/21	2,800	3,089
6.5% 9/15/37	10,500	12,348
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,594
2.625% 9/24/18	7,500	7,620
3.5% 6/23/24	7,000	7,006
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,717
Inter-American Development Bank:
1.75% 4/14/22	1,875	1,846
1.875% 6/16/20	5,270	5,329
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,140
2.125% 2/10/25	2,000	1,917
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.8% 1/25/18	$ 16,250	$ 16,204
2% 8/15/17	7,000	7,046
2.25% 1/23/20	8,875	8,759
2.35% 1/28/19	23,000	23,079
3.15% 7/5/16	1,500	1,527
3.25% 9/23/22	4,000	3,967
3.375% 5/1/23	1,900	1,823
3.875% 9/10/24	7,725	7,601
4.125% 12/15/26	5,875	5,830
4.35% 8/15/21	2,000	2,135
4.5% 1/24/22	13,000	13,879
4.625% 5/10/21	1,500	1,625
4.95% 6/1/45	2,550	2,544
5.5% 10/15/40	5,700	6,412
5.6% 7/15/41	1,500	1,708
6.3% 4/23/19	10,000	11,339
Lloyds Bank PLC 3.5% 5/14/25	8,600	8,448
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,787
Nordic Investment Bank 0.5% 4/14/16	8,450	8,452
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,805
PNC Bank NA:
2.4% 10/18/19	4,750	4,777
2.6% 7/21/20	6,680	6,699
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,702
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,458
6.7% 6/10/19	2,500	2,899
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,002
3.95% 11/9/22	5,300	5,283
4.5% 1/11/21	1,000	1,090
5.25% 5/24/41	3,000	3,266
Rabobank Nederland 4.375% 8/4/25	6,000	6,016
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,661
Regions Financial Corp. 2% 5/15/18	3,650	3,630
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Canada: - continued
2.3% 7/20/16	$ 5,500	$ 5,567
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,292
Societe Generale SA 2.625% 10/1/18	3,750	3,809
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,704
2.45% 1/16/20	5,000	5,004
2.5% 7/19/18	4,351	4,417
3.4% 7/11/24	5,725	5,632
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,014
2.5% 5/1/19	2,000	2,011
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,962
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,217
2.5% 7/14/16	1,200	1,217
U.S. Bancorp 4.125% 5/24/21	3,000	3,241
Wachovia Corp. 5.75% 6/15/17	2,905	3,125
Wells Fargo & Co.:
2.1% 5/8/17	2,725	2,757
2.6% 7/22/20	7,640	7,648
3.3% 9/9/24	4,625	4,587
3.45% 2/13/23	3,675	3,658
3.9% 5/1/45	4,760	4,368
4.1% 6/3/26	3,225	3,237
4.48% 1/16/24	3,816	3,979
5.375% 11/2/43	1,850	1,984
5.606% 1/15/44	11,380	12,652
5.625% 12/11/17	5,972	6,501
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,001
2% 8/14/17	5,000	5,057
2.3% 5/26/20	3,000	2,978
4.875% 11/19/19	3,700	4,057
Zions Bancorp. 4.5% 6/13/23	207	213
		799,462
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,535
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,167
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc.:
3.5% 3/18/24	$ 2,900	$ 2,942
4.25% 5/24/21	6,500	7,114
Deutsche Bank AG 4.5% 4/1/25	3,000	2,901
Deutsche Bank AG London Branch 2.95% 8/20/20	9,800	9,788
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,846
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,898
2.85% 3/30/25	3,800	3,608
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,048
2.55% 10/23/19	11,000	11,021
2.625% 1/31/19	12,850	12,980
2.9% 7/19/18	2,800	2,863
3.5% 1/23/25	5,000	4,881
3.625% 2/7/16	5,000	5,058
3.625% 1/22/23	9,000	9,039
3.85% 7/8/24	3,800	3,830
5.25% 7/27/21	4,500	5,003
5.625% 1/15/17	7,000	7,350
5.75% 1/24/22	4,300	4,888
5.95% 1/18/18	3,000	3,273
6% 6/15/20	1,650	1,880
6.15% 4/1/18	7,451	8,211
6.75% 10/1/37	14,860	17,679
Lazard Group LLC:
4.25% 11/14/20	2,650	2,787
6.85% 6/15/17	828	896
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,410
6.875% 4/25/18	6,991	7,837
7.75% 5/14/38	4,175	5,601
Morgan Stanley:
2.125% 4/25/18	8,000	8,028
2.375% 7/23/19	7,550	7,544
2.5% 1/24/19	6,000	6,053
2.65% 1/27/20	11,000	11,005
3.7% 10/23/24	6,000	5,988
3.75% 2/25/23	6,775	6,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
3.875% 4/29/24	$ 9,000	$ 9,133
3.95% 4/23/27	5,210	4,955
4.3% 1/27/45	2,000	1,900
5.45% 1/9/17	236	248
5.5% 7/28/21	3,400	3,824
5.625% 9/23/19	2,000	2,223
5.75% 1/25/21	5,000	5,665
5.95% 12/28/17	5,745	6,261
6.375% 7/24/42	2,900	3,580
6.625% 4/1/18	5,055	5,633
7.25% 4/1/32	1,000	1,301
7.3% 5/13/19	3,000	3,512
State Street Corp.:
2.875% 3/7/16	3,340	3,379
3.55% 8/18/25	13,280	13,350
The Bank of New York Mellon Corp.:
2.3% 7/28/16	1,000	1,014
2.6% 8/17/20	9,400	9,447
5.45% 5/15/19	2,000	2,222
		288,460
Consumer Finance - 1.4%
American Express Co.:
4.05% 12/3/42	6,975	6,548
7% 3/19/18	5,750	6,481
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,884
2.75% 9/15/15	5,000	5,003
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,279
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,624
2% 3/5/20	3,900	3,853
2.1% 6/9/19	1,600	1,600
2.25% 12/1/19	6,600	6,623
2.85% 6/1/22	4,000	3,926
Discover Financial Services:
5.2% 4/27/22	1,000	1,055
6.45% 6/12/17	2,263	2,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
2.375% 3/12/19	$ 2,425	$ 2,395
2.5% 1/15/16	3,750	3,768
2.875% 10/1/18	1,575	1,587
3% 6/12/17	3,000	3,052
3.219% 1/9/22	3,500	3,400
4.25% 2/3/17	7,600	7,859
4.25% 9/20/22	1,800	1,855
4.375% 8/6/23	4,000	4,097
5.875% 8/2/21	11,375	12,766
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,548
2.25% 11/9/15	6,228	6,249
2.95% 5/9/16	11,691	11,876
4.65% 10/17/21	7,000	7,694
5.625% 9/15/17	7,044	7,618
5.625% 5/1/18	15,000	16,488
5.875% 1/14/38	15,625	18,855
6.15% 8/7/37	1,900	2,341
6.375% 11/15/67 (h)	9,000	9,608
6.875% 1/10/39	4,000	5,360
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,397
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,547
1.3% 3/12/18	3,675	3,652
1.95% 12/13/18	4,825	4,830
1.95% 3/4/19	9,600	9,617
2.05% 3/10/20	7,675	7,625
2.25% 4/17/19	10,250	10,331
2.8% 1/27/23	5,000	4,920
Synchrony Financial:
2.7% 2/3/20	8,000	7,854
3% 8/15/19	5,675	5,684
Toyota Motor Credit Corp.:
2.05% 1/12/17	9,000	9,128
2.1% 1/17/19	6,000	6,032
2.125% 7/18/19	10,400	10,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.: - continued
2.15% 3/12/20	$ 6,750	$ 6,734
2.75% 5/17/21	2,600	2,617
		280,117
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,859
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,582
4.5% 2/11/43	2,000	1,953
Export Development Canada 1% 6/15/18	5,290	5,272
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,809
ING U.S., Inc. 5.7% 7/15/43	3,750	4,254
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,753
4% 10/15/23	3,750	3,871
International Finance Corp. 2.25% 4/11/16	5,700	5,767
KfW:
1% 1/26/18	11,500	11,475
1.125% 8/6/18	5,700	5,678
1.75% 10/15/19	15,575	15,678
1.875% 6/30/20	5,670	5,708
2% 5/2/25	3,825	3,672
2.5% 11/20/24	10,425	10,501
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,005
Ontario Province 2% 1/30/19	5,000	5,090
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,816
		105,743
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,397
American International Group, Inc.:
3.375% 8/15/20	5,775	5,966
3.75% 7/10/25	2,850	2,859
4.5% 7/16/44	8,875	8,475
4.875% 6/1/22	9,000	9,813
5.05% 10/1/15	3,000	3,010
5.85% 1/16/18	2,000	2,185
6.4% 12/15/20	2,900	3,396
Aon Corp. 3.125% 5/27/16	8,000	8,128
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon PLC:
3.5% 6/14/24	$ 2,000	$ 1,941
4% 11/27/23	3,000	3,047
4.6% 6/14/44	1,600	1,536
4.75% 5/15/45	5,880	5,635
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,274
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,099
2.35% 9/10/19	3,850	3,869
2.35% 3/6/20	4,750	4,744
2.55% 10/15/18	5,800	5,888
3.5% 6/3/24	1,900	1,877
4.05% 10/15/23	6,775	6,977
MetLife, Inc.:
4.125% 8/13/42	3,900	3,636
4.721% 12/15/44 (h)	5,000	5,136
5.875% 2/6/41	2,400	2,832
7.717% 2/15/19	9,000	10,602
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
5.1% 8/15/43	4,000	4,142
5.4% 6/13/35	447	482
5.5% 3/15/16	421	431
5.625% 5/12/41	2,000	2,232
5.7% 12/14/36	380	421
6.2% 11/15/40	2,400	2,845
7.375% 6/15/19	3,000	3,520
8.875% 6/15/38 (h)	2,944	3,395
The Chubb Corp.:
5.75% 5/15/18	4,175	4,634
6.5% 5/15/38	3,510	4,519
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,434
6.25% 6/15/37	8,350	10,346
		158,675
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
3.9% 6/15/23	$ 5,650	$ 5,600
American Tower Corp. 3.4% 2/15/19	7,475	7,602
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,827
4.125% 5/15/21	2,100	2,206
DDR Corp.:
3.375% 5/15/23	2,825	2,672
4.625% 7/15/22	1,900	1,976
Duke Realty LP:
3.625% 4/15/23	2,750	2,698
3.75% 12/1/24	5,750	5,598
5.95% 2/15/17	630	669
6.5% 1/15/18	1,000	1,100
ERP Operating LP:
2.375% 7/1/19	5,750	5,759
3% 4/15/23	1,875	1,819
4.625% 12/15/21	5,700	6,157
Federal Realty Investment Trust 3% 8/1/22	4,750	4,674
HCP, Inc. 3.875% 8/15/24	7,575	7,300
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,473
3.75% 3/15/23	8,660	8,549
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,280
6.65% 1/15/18	612	658
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,168
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	4,750	4,666
4.5% 4/1/27 (d)	9,500	9,126
Simon Property Group LP:
2.8% 1/30/17	4,700	4,787
4.125% 12/1/21	3,200	3,391
5.65% 2/1/20	4,300	4,848
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,738
		106,088
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,059
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. 4.875% 3/1/26	$ 5,700	$ 5,620
Liberty Property LP:
3.375% 6/15/23	2,775	2,671
3.75% 4/1/25	4,750	4,580
4.4% 2/15/24	7,425	7,638
4.75% 10/1/20	1,000	1,079
5.5% 12/15/16	1,000	1,047
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,837
3.15% 5/15/23	4,700	4,172
4.5% 4/18/22	4,210	4,196
Regency Centers LP 5.875% 6/15/17	1,046	1,123
Tanger Properties LP:
3.75% 12/1/24	6,500	6,351
6.125% 6/1/20	4,408	5,011
Ventas Realty LP:
3.5% 2/1/25	4,000	3,783
4.125% 1/15/26	1,450	1,435
4.375% 2/1/45	3,000	2,698
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,764
		66,795
TOTAL FINANCIALS		1,805,340
HEALTH CARE - 2.3%
Biotechnology - 0.2%
Amgen, Inc.:
2.2% 5/22/19	11,425	11,334
2.5% 11/15/16	2,000	2,029
3.125% 5/1/25	2,000	1,893
3.875% 11/15/21	9,600	9,972
5.15% 11/15/41	11,150	11,392
5.85% 6/1/17	2,928	3,143
Celgene Corp.:
3.875% 8/15/25	9,500	9,439
5% 8/15/45	3,300	3,318
		52,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.:
1.85% 6/15/18	$ 8,000	$ 7,934
4.5% 8/15/19	3,000	3,238
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,854
4.685% 12/15/44	10,180	9,989
Medtronic, Inc.:
2.5% 3/15/20 (d)	15,100	15,199
4.625% 3/15/45 (d)	10,425	10,621
		52,835
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,951
4.125% 6/1/21	7,000	7,323
4.125% 11/15/42	4,411	3,994
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,743
4.35% 11/1/42	2,000	1,842
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,175
Cigna Corp. 4% 2/15/22	4,600	4,724
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,840
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,759
3.9% 2/15/22	10,400	10,514
6.125% 11/15/41	3,000	3,413
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,334
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,929
McKesson Corp.:
0.95% 12/4/15	2,850	2,850
1.4% 3/15/18	4,725	4,657
3.796% 3/15/24	5,000	5,064
4.883% 3/15/44	5,000	4,993
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,001
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,827
New York & Presbyterian Hospital 4.024% 8/1/45	3,500	3,277
NYU Hospitals Center 4.784% 7/1/44	7,600	7,652
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,168
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,798
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.3% 12/15/19	$ 8,625	$ 8,648
2.7% 7/15/20	6,000	6,076
2.875% 12/15/21	2,575	2,580
3.75% 7/15/25	3,500	3,583
4.375% 3/15/42	11,800	11,453
4.75% 7/15/45	1,670	1,748
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,575
1.875% 1/15/18	2,000	1,990
3.3% 1/15/23	2,000	1,937
4.625% 5/15/42	2,600	2,455
4.65% 1/15/43	2,000	1,874
5.8% 8/15/40	4,000	4,389
		139,136
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,843
4.15% 2/1/24	4,379	4,462
5.3% 2/1/44	5,820	6,051
		13,356
Pharmaceuticals - 1.0%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,705
1.75% 11/6/17	5,700	5,695
2.5% 5/14/20	7,100	7,016
2.9% 11/6/22	5,700	5,498
3.6% 5/14/25	9,000	8,850
4.4% 11/6/42	4,775	4,394
4.7% 5/14/45	8,980	8,726
Actavis Funding SCS:
3% 3/12/20	22,800	22,694
3.45% 3/15/22	18,025	17,630
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,910
6.45% 9/15/37	3,250	4,130
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,376
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	$ 8,585	$ 9,494
6.375% 5/15/38	7,218	9,031
Johnson & Johnson:
4.5% 12/5/43	6,625	7,075
4.85% 5/15/41	4,260	4,777
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,965
1.85% 2/10/20	9,000	8,942
2.25% 1/15/16	1,000	1,007
2.4% 9/15/22	2,000	1,924
3.6% 9/15/42	2,000	1,776
3.7% 2/10/45	3,400	3,081
3.875% 1/15/21	1,000	1,067
5% 6/30/19	5,970	6,616
Mylan, Inc. 1.35% 11/29/16	5,295	5,248
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,644
3.7% 9/21/42	2,825	2,679
Perrigo Co. PLC:
2.3% 11/8/18	4,609	4,597
4% 11/15/23	5,000	4,950
Perrigo Finance PLC 4.9% 12/15/44	3,089	2,931
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,552
7.2% 3/15/39	5,400	7,327
Sanofi SA 1.25% 4/10/18	7,550	7,488
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,113
3.25% 10/1/22	3,000	2,880
Zoetis, Inc.:
1.875% 2/1/18	1,000	994
3.25% 2/1/23	5,000	4,741
4.7% 2/1/43	1,300	1,127
		215,650
TOTAL HEALTH CARE		473,497
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	$ 4,500	$ 4,557
General Dynamics Corp. 2.25% 7/15/16	2,400	2,431
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,635
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,034
4.85% 9/15/41	2,700	2,777
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,845
3.85% 4/15/45	1,875	1,643
4.75% 6/1/43	4,000	4,029
Precision Castparts Corp. 3.25% 6/15/25	5,700	5,586
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
3.15% 12/15/24	8,900	8,797
4.875% 10/15/40	1,000	1,074
The Boeing Co.:
2.5% 3/1/25	4,600	4,368
6% 3/15/19	1,000	1,131
6.875% 3/15/39	3,300	4,553
United Technologies Corp.:
3.1% 6/1/22	2,875	2,882
4.5% 4/15/20	4,000	4,385
4.5% 6/1/42	7,380	7,458
5.7% 4/15/40	2,000	2,339
6.125% 2/1/19	4,000	4,542
		76,137
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,273
3.2% 2/1/25	3,820	3,665
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,177
		18,115
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,254	3,466
Continental Airlines, Inc.:
4% 4/29/26	4,333	4,398
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 751	$ 771
6.9% 7/2/19	303	316
		8,951
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
3.2% 3/15/25	11,275	10,812
5.5% 9/15/19	4,000	4,448
Waste Management, Inc. 2.9% 9/15/22	6,675	6,551
		21,811
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,862
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,926
3.2% 6/15/22	2,150	2,148
6% 10/15/17	2,902	3,162
6.55% 10/15/37	4,250	5,281
Danaher Corp. 3.9% 6/23/21	2,900	3,119
General Electric Co.:
3.375% 3/11/24	5,500	5,570
4.5% 3/11/44	8,500	8,586
5.25% 12/6/17	18,540	20,029
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,635
		60,318
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,830
5.3% 9/15/35	7,000	7,652
Deere & Co. 5.375% 10/16/29	1,000	1,186
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,048
4.65% 11/1/44	6,000	5,584
		25,300
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,441
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,708
3.05% 3/15/22	10,000	9,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC: - continued
4.15% 4/1/45	$ 1,700	$ 1,538
4.375% 9/1/42	4,500	4,199
4.55% 9/1/44	3,000	2,887
4.9% 4/1/44	4,000	4,061
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,032
CSX Corp.:
3.4% 8/1/24	4,625	4,590
3.95% 5/1/50	2,000	1,726
4.1% 3/15/44	6,775	6,122
7.375% 2/1/19	10,000	11,604
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,414
3.25% 12/1/21	5,000	5,019
3.95% 10/1/42	1,900	1,677
5.75% 1/15/16	10,000	10,174
Union Pacific Corp. 4.75% 9/15/41	2,800	2,958
		87,029
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	3,820	3,817
TOTAL INDUSTRIALS		301,478
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
3.5% 6/15/25	4,270	4,337
4.45% 1/15/20	2,000	2,187
4.95% 2/15/19	3,479	3,817
5.9% 2/15/39	12,416	14,909
		25,250
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	5,185
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,999
2.375% 12/17/18	3,000	3,015
3.45% 8/1/24	3,650	3,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,566
7.125% 10/1/37	2,475	3,187
		22,607
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	3,992
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,306
1.95% 7/22/16	1,500	1,518
3.625% 2/12/24	10,000	10,142
7.625% 10/15/18	13,000	15,257
Xerox Corp.:
2.75% 3/15/19	5,000	5,016
4.5% 5/15/21	4,000	4,096
5.625% 12/15/19	1,000	1,100
		48,435
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.:
3.3% 10/1/21	15,000	15,475
4.9% 7/29/45	3,000	3,078
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,692
		22,245
Software - 0.5%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,019
2.7% 2/12/25	17,175	16,555
3.625% 12/15/23	26,150	27,229
4.2% 6/1/19	2,000	2,173
5.3% 2/8/41	1,500	1,717
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
2.5% 5/15/22	9,600	9,337
3.4% 7/8/24	4,725	4,758
4.3% 7/8/34	3,875	3,836
5.375% 7/15/40	12,500	13,935
5.75% 4/15/18	7,400	8,173
		94,477
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	$ 6,475	$ 6,544
2.7% 5/13/22	6,650	6,566
3.2% 5/13/25	10,490	10,427
3.85% 5/4/43	13,000	11,814
Hewlett-Packard Co.:
3.3% 12/9/16	5,250	5,362
4.3% 6/1/21	2,780	2,892
6% 9/15/41	1,500	1,499
		45,104
TOTAL INFORMATION TECHNOLOGY		262,110
MATERIALS - 1.3%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,082
Albemarle Corp. U.S. 3% 12/1/19	2,850	2,840
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,246
4.15% 2/15/43	4,000	3,772
4.625% 1/15/20	3,000	3,269
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,571
2.25% 1/12/20	3,775	3,758
5.5% 12/8/41	3,000	3,353
Lubrizol Corp. 8.875% 2/1/19	919	1,122
LYB International Finance BV:
4% 7/15/23	5,625	5,664
4.875% 3/15/44	5,850	5,582
LyondellBasell Industries NV 5% 4/15/19	3,000	3,243
Monsanto Co.:
2.125% 7/15/19	7,458	7,397
2.75% 7/15/21	6,357	6,217
2.85% 4/15/25	3,825	3,517
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,889
3.75% 9/30/15	2,000	2,004
4.875% 3/30/20	1,500	1,636
5.625% 12/1/40	1,800	1,936
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.:
2.2% 8/15/22	$ 2,000	$ 1,879
2.45% 2/15/22	4,650	4,481
3.25% 9/15/15	3,200	3,203
3.55% 11/7/42	2,000	1,761
The Dow Chemical Co.:
3% 11/15/22	4,900	4,741
4.125% 11/15/21	7,700	8,018
8.55% 5/15/19	2,358	2,848
9.4% 5/15/39	3,000	4,407
The Mosaic Co. 5.625% 11/15/43	3,750	3,951
		107,387
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,475
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,095
5.25% 4/1/42	4,500	3,595
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,085
2.875% 2/24/22	9,300	8,958
5% 9/30/43	3,000	3,072
6.5% 4/1/19	2,500	2,850
Freeport-McMoRan, Inc.:
2.375% 3/15/18	10,425	9,482
3.1% 3/15/20	3,800	3,249
3.55% 3/1/22	5,125	3,946
3.875% 3/15/23	2,000	1,530
5.45% 3/15/43	3,000	2,130
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,058
6.25% 10/1/39	1,600	1,426
Nucor Corp.:
4% 8/1/23	3,000	3,046
5.2% 8/1/43	4,000	4,082
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,233
3.75% 6/15/25	5,810	5,633
6.5% 7/15/18	1,398	1,557
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) Ltd.: - continued
7.125% 7/15/28	$ 2,000	$ 2,505
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	2,978
2.875% 8/21/22	6,000	5,696
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,499
5.25% 11/8/42	5,775	4,680
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,064
5.2% 3/1/42	5,200	3,354
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	10,571
5.625% 9/15/19	6,210	6,446
6.25% 1/23/17	9,395	9,758
		126,578
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,617
3.8% 1/15/26	2,880	2,797
4.75% 2/15/22	11,500	12,234
		19,648
TOTAL MATERIALS		257,088
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	12,951
2.45% 6/30/20	5,360	5,309
3.4% 5/15/25	9,270	8,824
4.35% 6/15/45	24,760	21,101
5.55% 8/15/41	7,300	7,314
5.8% 2/15/19	4,000	4,419
6.3% 1/15/38	838	914
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC 9.625% 12/15/30 (h)	4,515	6,573
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,069
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Orange SA:
2.125% 9/16/15	$ 1,000	$ 1,001
5.375% 7/8/19	4,000	4,443
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,896
5.462% 2/16/21	2,700	3,021
5.877% 7/15/19	2,000	2,231
6.421% 6/20/16	1,151	1,196
7.045% 6/20/36	2,600	3,173
Verizon Communications, Inc.:
2% 11/1/16	9,600	9,672
4.272% 1/15/36	24,278	21,742
4.4% 11/1/34	3,775	3,471
4.5% 9/15/20	23,600	25,384
4.75% 11/1/41	1,000	918
5.012% 8/21/54	12,557	11,454
6.25% 4/1/37	3,121	3,498
6.35% 4/1/19	6,000	6,801
6.55% 9/15/43	12,516	14,778
6.9% 4/15/38	6,025	7,174
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,425
		198,911
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,171
6.125% 11/15/37	8,365	9,401
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,852
5.45% 10/1/43	5,775	5,982
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,959
1.5% 2/19/18	7,700	7,594
2.5% 9/26/22	3,000	2,743
2.95% 2/19/23	6,900	6,495
5.45% 6/10/19	6,000	6,570
		52,767
TOTAL TELECOMMUNICATION SERVICES		251,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	$ 1,000	$ 871
4.15% 8/15/44	4,650	4,373
5.2% 6/1/41	3,850	4,175
AmerenUE:
3.9% 9/15/42	3,700	3,497
6.4% 6/15/17	2,959	3,217
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,987
2.95% 12/15/22	4,000	3,863
Appalachian Power Co. 4.45% 6/1/45	6,000	5,704
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,843
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,687
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,389
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,918
3.4% 9/1/21	1,000	1,040
3.7% 3/1/45	3,100	2,787
5.8% 3/15/18	9,945	10,956
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,756
Detroit Edison Co. 2.65% 6/15/22	8,000	7,804
Duke Energy Carolinas LLC:
3.75% 6/1/45	2,000	1,846
4% 9/30/42	3,750	3,632
5.25% 1/15/18	4,355	4,729
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,723
3.75% 4/15/24	6,000	6,058
3.95% 10/15/23	2,443	2,516
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,760
4.375% 3/30/44	2,000	2,020
Edison International 3.75% 9/15/17	3,000	3,125
Entergy Corp. 4% 7/15/22	6,640	6,689
Exelon Corp. 3.95% 6/15/25	7,830	7,841
Florida Power & Light Co.:
3.25% 6/1/24	4,725	4,792
4.05% 10/1/44	5,419	5,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,007
2% 6/30/16	7,310	7,389
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,749
Nevada Power Co. 6.5% 8/1/18	1,555	1,753
Northern States Power Co.:
3.4% 8/15/42	2,000	1,759
4.125% 5/15/44	4,500	4,469
5.25% 3/1/18	10,500	11,410
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,813
3.75% 8/15/42	5,900	5,243
5.4% 1/15/40	4,000	4,491
PacifiCorp:
3.6% 4/1/24	4,000	4,069
6% 1/15/39	6,193	7,559
Pennsylvania Electric Co. 6.05% 9/1/17	757	821
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,859
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,634
4.2% 6/15/22	2,000	2,095
4.7% 6/1/43	1,800	1,763
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,856
6% 12/1/39	5,200	6,076
Public Service Co. of Colorado 2.9% 5/15/25	11,000	10,686
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,578
4% 6/1/44	5,000	4,805
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,238
Tampa Electric Co. 6.15% 5/15/37	6,260	7,818
TECO Finance, Inc. 4% 3/15/16	2,875	2,918
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,942
3.45% 2/15/24	2,750	2,790
4.2% 5/15/45	2,400	2,339
4.45% 2/15/44	2,750	2,814
5% 6/30/19	5,000	5,507
6% 5/15/37	2,000	2,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Wisconsin Electric Power Co.:
4.25% 6/1/44	$ 4,700	$ 4,746
6.25% 12/1/15	2,983	3,023
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,104
		271,745
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,857
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	462
		2,319
Multi-Utilities - 0.6%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,698
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,256
CMS Energy Corp. 4.875% 3/1/44	5,000	5,125
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,203
4.45% 3/15/44	8,000	7,927
5.5% 12/1/39	2,500	2,849
Consumers Energy Co. 2.85% 5/15/22	6,650	6,611
Delmarva Power & Light 4% 6/1/42	4,000	3,837
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,000
2.5% 12/1/19	6,700	6,716
2.5818% 9/30/66 (h)	1,000	871
4.9% 8/1/41	2,000	2,022
7.5% 6/30/66 (h)	1,000	891
MidAmerican Energy Holdings, Co.:
4.5% 2/1/45	3,000	2,923
5.15% 11/15/43	1,650	1,761
5.75% 4/1/18	3,750	4,114
6.5% 9/15/37	7,605	9,352
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,530
5.45% 9/15/20	5,111	5,718
6.25% 12/15/40	2,453	2,985
6.4% 3/15/18	1,532	1,702
PG&E Corp. 2.4% 3/1/19	2,406	2,413
Puget Energy, Inc. 3.65% 5/15/25 (d)	8,070	7,848
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.4% 3/15/20	$ 12,406	$ 12,354
2.875% 10/1/22	3,000	2,875
4.05% 12/1/23	5,000	5,133
6% 10/15/39	1,000	1,157
6.5% 6/1/16	3,000	3,113
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,228	3,663
		118,695
TOTAL UTILITIES		392,759
TOTAL NONCONVERTIBLE BONDS (Cost $5,071,874)		5,153,170
U.S. Government and Government Agency Obligations - 39.8%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	28,500	28,528
0.875% 10/26/17	32,907	32,929
1.125% 7/20/18	102,559	102,549
1.5% 6/22/20	2,690	2,666
1.625% 1/21/20	10,000	10,026
1.75% 11/26/19	9,606	9,686
1.875% 9/18/18	15,050	15,354
2.625% 9/6/24	4,000	4,029
5% 3/15/16	28,200	28,900
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,359
0.875% 5/24/17	15,825	15,861
1% 6/21/17	35,300	35,429
1.125% 4/25/18	54,675	54,791
5% 11/17/17	33,300	36,232
5.5% 7/15/36	1,500	1,966
Freddie Mac:
0.5% 5/13/16	30,000	30,021
0.875% 10/14/16	24,375	24,465
1% 6/29/17	2,660	2,672
1% 9/29/17	32,075	32,156
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.375% 5/1/20	$ 14,000	$ 13,842
1.75% 9/10/15	20,385	20,393
2.375% 1/13/22	13,000	13,228
3.75% 3/27/19	2,300	2,491
6.25% 7/15/32	7,700	10,737
6.75% 3/15/31	26,000	37,350
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,543
5.375% 4/1/56	5,395	6,655
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		625,858
U.S. Treasury Obligations - 36.7%
U.S. Treasury Bonds:
2.5% 2/15/45	108,320	98,100
3% 11/15/44	26,745	26,877
3% 5/15/45	19,200	19,336
3.125% 8/15/44	44,650	45,985
3.375% 5/15/44	72,390	78,155
3.5% 2/15/39	8,315	9,224
3.625% 8/15/43	26,640	30,142
3.625% 2/15/44 (g)	67,570	76,398
3.75% 11/15/43	44,780	51,825
3.875% 8/15/40	30,080	35,287
4.25% 5/15/39	26,000	32,214
4.25% 11/15/40	811	1,008
4.375% 2/15/38	8,200	10,369
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,103
4.375% 5/15/41	57,765	73,347
4.5% 2/15/36	29,780	38,346
4.5% 5/15/38	15,000	19,294
4.5% 8/15/39	39,000	50,063
4.625% 2/15/40	21,500	28,103
4.75% 2/15/37	9,420	12,536
4.75% 2/15/41	54,830	73,281
5% 5/15/37	11,000	15,139
5.375% 2/15/31	53,470	72,853
6.25% 5/15/30	86,360	126,011
8.75% 5/15/17	8,000	9,091
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 5,000	$ 5,789
8.875% 2/15/19	6,960	8,776
9% 11/15/18	4,000	4,994
9.125% 5/15/18	3,000	3,656
U.S. Treasury Notes:
0.25% 12/15/15	3	3
0.5% 2/28/17	56,690	56,599
0.5% 3/31/17	31,130	31,064
0.5% 4/30/17	64,360	64,192
0.625% 11/15/16	17,370	17,392
0.625% 12/15/16	122,260	122,381
0.625% 2/15/17	176,910	176,958
0.625% 5/31/17	115,140	115,007
0.625% 7/31/17	32,510	32,457
0.625% 8/31/17	67,720	67,562
0.75% 1/15/17	7,700	7,717
0.75% 3/15/17	66,400	66,518
0.75% 4/15/18	126,660	125,878
0.875% 11/30/16	71,530	71,831
0.875% 12/31/16	12,063	12,112
0.875% 1/31/17	26,650	26,752
0.875% 2/28/17	109,294	109,707
0.875% 4/15/17	146,720	147,232
0.875% 5/15/17	49,260	49,418
0.875% 6/15/17	112,340	112,671
0.875% 7/15/17	100,740	101,014
0.875% 8/15/17	82,420	82,600
0.875% 10/15/17	206,880	207,082
0.875% 11/15/17	33,950	33,965
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	104,000	103,485
1% 3/31/17	45,115	45,365
1% 9/15/17	64,200	64,484
1% 12/15/17	112,860	113,169
1% 2/15/18	96,230	96,365
1% 3/15/18	56,600	56,660
1.125% 4/30/20	177,430	174,214
1.25% 10/31/18	45,190	45,325
1.25% 11/30/18	47,480	47,583
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 1/31/19	$ 14,670	$ 14,679
1.25% 1/31/20	825	817
1.375% 6/30/18	31,800	32,093
1.375% 7/31/18	1,175	1,185
1.375% 9/30/18	95,690	96,406
1.375% 2/28/19	98,500	98,892
1.375% 1/31/20	20,920	20,821
1.375% 2/29/20	49,140	48,918
1.375% 3/31/20	6,630	6,593
1.375% 4/30/20	55,840	55,492
1.375% 8/31/20	78,960	78,335
1.5% 8/31/18	246,625	249,541
1.5% 12/31/18	4,060	4,098
1.5% 1/31/19	37,180	37,499
1.5% 2/28/19	32,250	32,509
1.5% 3/31/19	12,800	12,898
1.5% 10/31/19	36,700	36,796
1.5% 11/30/19	51,090	51,212
1.5% 5/31/20	47,220	47,183
1.5% 1/31/22	4,370	4,266
1.625% 4/30/19	4,980	5,037
1.625% 7/31/19	43,010	43,419
1.625% 8/31/19	100,350	101,282
1.625% 12/31/19	8,990	9,050
1.625% 6/30/20	50,460	50,658
1.625% 7/31/20 (c)	47,580	47,739
1.75% 5/31/16	6,670	6,738
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,380
1.75% 10/31/20	9,960	10,013
1.75% 3/31/22	117,000	115,815
1.75% 4/30/22	15,910	15,738
1.875% 9/30/17	11,325	11,571
1.875% 10/31/17	40,860	41,759
1.875% 6/30/20	24,290	24,651
1.875% 11/30/21	81,260	81,307
1.875% 5/31/22	45,535	45,377
1.875% 8/31/22	38,970	38,823
2% 11/30/20	31,910	32,452
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/28/21	$ 26,380	$ 26,763
2% 5/31/21	40,290	40,771
2% 8/31/21	108,300	109,377
2% 10/31/21	29,700	29,953
2% 7/31/22	48,060	48,266
2% 2/15/25	3,635	3,567
2% 8/15/25	42,870	42,051
2.125% 2/29/16	74,950	75,618
2.125% 8/31/20	49,753	51,014
2.125% 1/31/21	3,060	3,127
2.125% 6/30/21	7,260	7,392
2.125% 8/15/21	90,750	92,350
2.125% 9/30/21	43,640	44,349
2.125% 12/31/21	19,320	19,605
2.125% 6/30/22	40,770	41,298
2.125% 5/15/25	82,195	81,459
2.25% 3/31/16	54,000	54,597
2.25% 11/30/17	11,000	11,338
2.25% 4/30/21	42,310	43,416
2.25% 7/31/21	31,690	32,479
2.25% 11/15/24	85,930	86,272
2.375% 8/15/24	78,790	80,042
2.5% 8/15/23	97,170	100,219
2.5% 5/15/24	95,500	98,139
2.625% 2/29/16	13,600	13,755
2.625% 4/30/18	10,200	10,634
2.625% 8/15/20	141,000	147,872
2.625% 11/15/20	94,180	98,690
2.75% 11/30/16	25,000	25,692
2.75% 12/31/17	3,000	3,129
2.75% 11/15/23	102,790	107,962
2.75% 2/15/24	135,610	142,270
3% 8/31/16	2	2
3% 9/30/16	22,000	22,595
3.125% 10/31/16	23,900	24,621
3.125% 5/15/21	50,876	54,623
3.25% 5/31/16	14,200	14,503
3.25% 12/31/16	25,000	25,886
3.375% 11/15/19	27,740	29,914
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 4,000	$ 4,248
3.5% 5/15/20	81,800	89,002
3.625% 2/15/20	59,600	65,051
3.625% 2/15/21	39,800	43,782
3.875% 5/15/18	8,000	8,613
4% 8/15/18	22,000	23,899
4.25% 11/15/17	16,000	17,190
4.5% 5/15/17	13,000	13,847
4.625% 11/15/16	15,000	15,738
4.625% 2/15/17	14,000	14,812
5.125% 5/15/16	13,100	13,537
TOTAL U.S. TREASURY OBLIGATIONS		7,538,233
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,942,138)		8,164,091
U.S. Government Agency - Mortgage Securities - 28.6%

Fannie Mae - 14.4%
2.034% 11/1/34 (h)	12,112	12,866
2.443% 11/1/34 (h)	971	1,034
2.5% 3/1/27 to 8/1/43	207,858	211,285
2.5% 9/1/30 (f)	7,000	7,102
3% 11/1/20 to 1/1/44	593,171	603,595
3% 9/1/30 (f)	7,000	7,261
3% 9/1/30 (f)	9,000	9,335
3% 9/1/45 (f)	14,000	14,060
3% 10/1/45 (f)	14,000	14,026
3% 10/1/45 (f)	12,000	12,022
3.135% 4/1/41 (h)	6,721	7,114
3.5% 8/1/24 to 8/1/45	645,833	672,625
3.5% 9/1/30 (f)	2,000	2,107
3.5% 9/1/45 (f)	34,000	35,232
4% 10/1/15 to 3/1/45	629,198	670,706
4% 9/1/45 (f)	8,000	8,496
4.5% 1/1/19 to 12/1/44	256,631	278,328
5% 12/1/20 to 11/1/44	152,015	167,507
5% 9/1/45 (f)	1,000	1,103
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/1/17 to 9/1/41	$ 103,662	$ 116,175
6% 2/1/23 to 7/1/41	72,133	82,240
6.5% 3/1/22 to 6/1/40	26,408	30,514
TOTAL FANNIE MAE		2,964,733
Freddie Mac - 6.3%
1.951% 3/1/36 (h)	5,748	6,014
2.356% 12/1/35 (h)	5,145	5,495
2.472% 3/1/35 (h)	2,202	2,351
2.475% 9/1/37 (h)	1,590	1,702
2.5% 5/1/23 to 7/1/30	122,921	125,047
3% 3/1/27 to 7/1/45	341,418	346,101
3.5% 9/1/18 to 8/1/45	359,931	373,958
4% 3/1/26 to 10/1/44	140,459	149,655
4% 9/1/45 (f)	8,800	9,328
4.5% 6/1/25 to 12/1/44	133,533	144,945
5% 4/1/23 to 9/1/40	68,200	75,241
5.5% 5/1/23 to 6/1/41	39,517	44,096
6% 4/1/32 to 8/1/37	1,859	2,128
6.5% 8/1/36 to 12/1/37	739	851
TOTAL FREDDIE MAC		1,286,912
Ginnie Mae - 7.9%
2.5% 10/20/42 to 3/20/44	8,105	7,944
3% 4/15/42 to 7/20/45	295,999	300,989
3% 9/1/45 (f)	12,000	12,158
3.5% 10/15/40 to 2/20/45	285,738	298,341
3.5% 9/1/45 (f)	123,900	129,011
3.5% 9/1/45 (f)	93,200	97,044
3.5% 9/1/45 (f)	46,700	48,626
3.5% 9/1/45 (f)	20,000	20,825
4% 1/15/25 to 7/20/45	293,061	312,415
4% 9/1/45 (f)	7,000	7,420
4.5% 9/15/33 to 5/20/45	191,472	208,071
5% 4/20/38 to 8/20/44	100,099	111,666
5.5% 10/20/32 to 8/20/44	35,331	40,054
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 5/20/34 to 12/15/40	$ 17,705	$ 20,258
6.5% 8/20/36 to 1/15/39	3,477	4,005
TOTAL GINNIE MAE		1,618,827
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,789,295)		5,870,472
Asset-Backed Securities - 0.7%

BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	9,500	9,523
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,508
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,813
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,837
Series 2015-A4 Class A, 1.85% 4/15/22	4,750	4,698
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,806
Series 2013-A9 Class A9, 4% 9/8/25	4,675	5,015
Discover Card Master Trust Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,691
Ford Credit Auto Owner Trust:
Series 2013-C Class A3, 0.82% 12/15/17	2,636	2,635
Series 2014-C Class A3, 1.06% 5/15/19	9,475	9,476
Ford Credit Floorplan Master Owner Trust:
Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,680
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,396
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	9,475	9,471
Series 2015-1 Class A3, 1.05% 10/15/18	10,000	9,992
Hyundai Auto Receivables Trust:
Series 2013-C Class A3, 1.01% 2/15/18	3,357	3,359
Series 2015-A Class A3, 1.05% 4/15/19	9,500	9,475
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	9,500	9,503
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,050	1,050
Nissan Auto Receivables Owner Trust:
Series 2013-B Class A3, 0.84% 11/15/17	2,492	2,493
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Receivables Owner Trust: - continued
Series 2014-B Class A3, 1.11% 5/15/19	$ 9,475	$ 9,459
Volkswagen Auto Lease Trust Series 2015-A Class A3, 1.25% 12/20/17	9,500	9,505
TOTAL ASSET-BACKED SECURITIES (Cost $142,847)		143,385
Commercial Mortgage Securities - 2.8%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	6,184	6,295
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,549
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	82
Series 2007-3 Class A4, 5.5746% 6/10/49 (h)	2,467	2,583
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,512	2,627
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(h)(i)	3,235	10
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (h)	16,612	17,561
Series 2006-T22 Class A4, 5.5924% 4/12/38 (h)	112	113
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,660
Series 2007-C6 Class A4, 5.7108% 12/10/49 (h)	9,950	10,547
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	115	116
Class A4, 5.322% 12/11/49	4,412	4,562
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	1,376
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,366
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7957% 12/10/49 (h)	2,805	2,982
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,224	5,354
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	2,536	2,651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3 Class A4, 5.6993% 6/15/39 (h)	$ 6,018	$ 6,308
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	1,212
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,805
Series K034 Class A2, 3.531% 7/25/23	9,000	9,532
Series K013 Class A2, 3.974% 1/25/21	11,575	12,641
Series K020 Class A2, 2.373% 5/25/22	10,400	10,388
Series K036 Class A2, 3.527% 10/25/23	8,975	9,487
Series K046 Class A2, 3.205% 3/25/25	33,300	34,210
Series K047 Class A2, 3.329% 5/25/25	3,860	4,004
Series K501 Class A2, 1.655% 11/25/16	16,780	16,899
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	20,209
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,154	3,291
Series 2006-GG7 Class A4, 5.8187% 7/10/38 (h)	37,938	38,504
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,228
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,951
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,374
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,657
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	26,028	26,825
Series 2006-LDP8 Class A4, 5.399% 5/15/45	731	746
Series 2006-LDP9 Class A3, 5.336% 5/15/47	506	524
Series 2007-CB19 Class A4, 5.695% 2/12/49 (h)	28,380	29,895
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (h)	8,435	8,881
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,902	11,370
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (h)	2,734	2,780
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (h)	3,273	3,463
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	570	586
Series 2006-C7 Class A3, 5.347% 11/15/38	945	976
Series 2007-C1 Class A4, 5.424% 2/15/40	1,108	1,154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A3, 5.43% 2/15/40	$ 498	$ 520
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,247	1,300
Series 2007-C7 Class A3, 5.866% 9/15/45	5,351	5,765
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (d)(h)	1,103	1,089
Series 2007-C1 Class A4, 5.8347% 6/12/50 (h)	4,800	5,009
Series 2008-C1 Class A4, 5.69% 2/12/51	1,958	2,086
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	74	74
Series 2007-5 Class A4, 5.378% 8/12/48	6,384	6,639
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	2,000	2,096
Series 2007-7 Class A4, 5.7429% 6/12/50 (h)	4,150	4,393
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	396
Series 2007-8 Class A3, 5.8811% 8/12/49 (h)	1,094	1,164
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,582
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	69	69
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,233
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (h)	223	224
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,902	1,994
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	166	52
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	32,508
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	15,794
Class A5, 5.5% 4/15/47	7,950	8,398
Series 2007-C32 Class A3, 5.7146% 6/15/49 (h)	8,092	8,514
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (h)	24,347	25,443
Class A5, 5.9507% 2/15/51 (h)	839	901
Series 2005-C22 Class B, 5.3736% 12/15/44 (h)	2,812	2,798
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	7,445
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class AM, 5.7144% 5/15/43 (h)	$ 664	$ 679
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,773
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $535,704)		569,272
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,375
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,211
California Gen. Oblig. 7.55% 4/1/39	15,000	21,614
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	1,654
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,258
Series 2011:
4.961% 3/1/16	2,830	2,877
5.877% 3/1/19	2,080	2,272
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	7,209
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,976
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,445
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,465
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,599
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,833
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	7,909
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,612
Series 2010 164, 5.647% 11/1/40	5,210	6,151
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	$ 1,000	$ 1,212
Series 2015 AP, 3.931% 5/15/45	3,740	3,578
TOTAL MUNICIPAL SECURITIES (Cost $132,236)		143,800
Foreign Government and Government Agency Obligations - 2.4%

Brazilian Federative Republic:
4.25% 1/7/25	3,775	3,501
4.875% 1/22/21	15,540	15,812
5.625% 1/7/41	11,975	10,658
5.875% 1/15/19	1,300	1,412
6% 1/17/17	3,000	3,158
Canadian Government 1.125% 3/19/18	6,640	6,653
Chilean Republic 3.25% 9/14/21	9,000	9,437
Colombian Republic:
2.625% 3/15/23	7,575	6,780
4% 2/26/24	4,825	4,680
5% 6/15/45	2,000	1,778
5.625% 2/26/44	7,775	7,551
6.125% 1/18/41	4,750	4,928
7.375% 3/18/19	3,450	3,942
Export Development Canada:
1.25% 10/26/16	4,000	4,029
1.5% 10/3/18	1,700	1,714
Israeli State 4% 6/30/22	7,000	7,569
Italian Republic:
5.375% 6/12/17	2,375	2,535
6.875% 9/27/23	6,000	7,570
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,975
3% 6/30/25	2,400	2,444
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,996
1.5% 4/20/20	2,825	2,798
1.875% 4/1/19	16,930	17,181
2.125% 1/17/23	12,000	11,965
2.75% 10/1/20	4,175	4,368
4% 1/27/20	3,000	3,297
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 28,084
Korean Republic 7.125% 4/16/19	6,650	7,850
Manitoba Province:
1.3% 4/3/17	3,420	3,443
2.1% 9/6/22	1,900	1,873
3.05% 5/14/24	1,500	1,551
New Brunswick Province 2.75% 6/15/18	4,350	4,514
Ontario Province:
1% 7/22/16	17,000	17,057
4% 10/7/19	15,000	16,394
Panamanian Republic:
3.75% 3/16/25	3,800	3,715
4% 9/22/24	4,800	4,776
4.3% 4/29/53	5,675	4,888
5.2% 1/30/20	1,800	1,969
Peruvian Republic:
4.125% 8/25/27	2,800	2,779
5.625% 11/18/50	7,150	7,686
6.55% 3/14/37	3,075	3,659
7.125% 3/30/19	1,900	2,209
Philippine Republic:
3.95% 1/20/40	5,100	5,202
4.2% 1/21/24	4,765	5,242
6.375% 10/23/34	10,375	13,799
6.5% 1/20/20	6,144	7,233
Polish Government:
4% 1/22/24	4,550	4,787
5% 10/19/15	3,050	3,066
5% 3/23/22	14,500	16,181
Province of British Columbia 1.2% 4/25/17	7,600	7,645
Province of Quebec:
2.75% 8/25/21	20,000	20,687
2.875% 10/16/24	2,075	2,130
South African Republic:
5.875% 5/30/22	7,675	8,302
6.875% 5/27/19	6,750	7,585
Turkish Republic:
5.75% 3/22/24	3,000	3,179
6% 1/14/41	13,200	13,457
6.25% 9/26/22	13,225	14,468
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Turkish Republic: - continued
6.75% 4/3/18	$ 8,375	$ 9,144
7.5% 11/7/19	2,625	2,994
United Mexican States:
3.5% 1/21/21	7,400	7,502
3.625% 3/15/22	3,000	3,008
4% 10/2/23	18,750	19,031
4.6% 1/23/46	3,000	2,738
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,375
6.05% 1/11/40	4,800	5,376
Uruguay Republic:
4.125% 11/20/45	4,750	3,907
4.5% 8/14/24	3,625	3,738
5.1% 6/18/50	3,875	3,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $500,675)		502,552
Supranational Obligations - 1.4%

African Development Bank:
0.875% 5/15/17	1,000	1,001
0.875% 3/15/18	1,900	1,888
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,832
2.375% 9/23/21	2,900	2,963
Asian Development Bank:
1.125% 3/15/17	5,000	5,027
1.125% 6/5/18	7,290	7,285
1.5% 1/22/20	4,750	4,733
1.875% 4/12/19	12,000	12,211
1.875% 2/18/22	2,000	1,983
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank:
1% 3/7/18	1,900	1,893
2.625% 2/16/16	4,250	4,290
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,714
1.625% 9/3/15	4,750	4,751
1.75% 6/14/19	4,700	4,755
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Bank for Reconstruction and Development: - continued
1.75% 11/26/19	$ 2,875	$ 2,899
2.5% 3/15/16	3,800	3,844
European Investment Bank:
0.875% 4/18/17	11,000	11,010
1.125% 8/15/18	6,590	6,562
1.25% 5/15/18	3,550	3,555
1.375% 6/15/20	2,725	2,679
1.625% 6/15/17	4,640	4,701
1.625% 12/18/18	30,900	31,124
1.75% 3/15/17	5,000	5,076
1.75% 6/17/19	8,625	8,693
1.875% 3/15/19	3,000	3,045
1.875% 2/10/25	3,000	2,852
2.125% 10/15/21	2,840	2,858
2.25% 8/15/22	1,880	1,891
2.5% 4/15/21	4,650	4,796
2.5% 10/15/24	5,725	5,783
2.875% 9/15/20	9,000	9,472
3.25% 1/29/24	2,000	2,141
Inter-American Development Bank:
1.125% 3/15/17	17,100	17,201
1.75% 10/15/19	1,375	1,392
2.125% 1/15/25	1,830	1,803
3% 10/4/23	3,575	3,821
3.875% 9/17/19	5,000	5,450
4.375% 1/24/44	4,000	4,814
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,060
1% 9/15/16	9,000	9,044
1% 6/15/18	5,600	5,591
1.625% 2/10/22	3,900	3,821
1.875% 10/7/19	3,825	3,887
2.25% 6/24/21	16,075	16,397
2.5% 11/25/24	5,700	5,744
2.5% 7/29/25	3,790	3,796
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
International Finance Corp.:
1.625% 7/16/20	$ 2,870	$ 2,869
1.75% 9/16/19	11,350	11,410
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $280,643)		284,581
Bank Notes - 0.1%

American Express Bank FSB 6% 9/13/17	615	667
Bank of America NA:
5.3% 3/15/17	3,500	3,679
6% 10/15/36	2,419	2,896
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,009
JPMorgan Chase Bank 6% 10/1/17	7,075	7,636
KeyBank NA 2.5% 12/15/19	4,000	4,005
Regions Bank 7.5% 5/15/18	2,000	2,268
UBS AG Stamford Branch:
5.75% 4/25/18	830	910
5.875% 12/20/17	2,034	2,215
TOTAL BANK NOTES (Cost $24,701)		26,285
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(h) (Cost $1,176)	1,725	1,793
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $132,820)	132,819,803	132,820
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $17,467)	$ 17,467	$ 17,467
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $20,571,576)		21,009,688
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(471,002)
NET ASSETS - 100%		$ 20,538,686
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/45	$ (14,000)	$ (14,061)
Ginnie Mae
3.5% 9/1/45	(46,700)	(48,626)
3.5% 9/1/45	(46,700)	(48,626)
TOTAL GINNIE MAE		(97,252)
TOTAL TBA SALE COMMITMENTS (Proceeds $111,425)		$ (111,313)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,944,000 or 0.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $549,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$17,467,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 17,467
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 269
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 5,153,170	$ -	$ 5,153,170	$ -
U.S. Government and Government Agency Obligations	8,164,091	-	8,164,091	-
U.S. Government Agency - Mortgage Securities	5,870,472	-	5,870,472	-
Asset-Backed Securities	143,385	-	143,385	-
Commercial Mortgage Securities	569,272	-	569,220	52
Municipal Securities	143,800	-	143,800	-
Foreign Government and Government Agency Obligations	502,552	-	502,552	-
Supranational Obligations	284,581	-	284,581	-
Bank Notes	26,285	-	26,285	-
Preferred Securities	1,793	-	1,793	-
Money Market Funds	132,820	132,820	-	-
Cash Equivalents	17,467	-	17,467	-
Total Investments in Securities:	$ 21,009,688	$ 132,820	$ 20,876,816	$ 52
Other Financial Instruments:
TBA Sale Commitments	$ (111,313)	$ -	$ (111,313)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015
Assets
Investment in securities, at value (including securities loaned of $17,057 and repurchase agreements of $17,467) - See accompanying schedule: Unaffiliated issuers (cost $20,438,756)	$ 20,876,868
Fidelity Central Funds (cost $132,820)	132,820
Total Investments (cost $20,571,576)		$ 21,009,688
Receivable for investments sold		200,082
Receivable for TBA sale commitments		111,425
Receivable for fund shares sold		253,667
Interest receivable		108,706
Distributions receivable from Fidelity Central Funds		15
Receivable from investment adviser for expense reductions		654
Other receivables		113
Total assets		21,684,350

Liabilities
Payable for investments purchased
Regular delivery	$ 248,720
Delayed delivery	476,199
TBA sale commitments, at value	111,313
Payable for fund shares redeemed	288,806
Distributions payable	547
Accrued management fee	857
Other affiliated payables	1,642
Other payables and accrued expenses	113
Collateral on securities loaned, at value	17,467
Total liabilities		1,145,664

Net Assets		$ 20,538,686
Net Assets consist of:
Paid in capital		$ 20,090,312
Undistributed net investment income		24,028
Accumulated undistributed net realized gain (loss) on investments		(13,878)
Net unrealized appreciation (depreciation) on investments		438,224
Net Assets		$ 20,538,686

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015
Investor Class:
Net Asset Value, offering price and redemption price per share ($6,497,395 ÷ 560,767 shares)	$ 11.59

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($6,692,381 ÷ 577,637 shares)	$ 11.59

Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,101,990 ÷ 267,741 shares)	$ 11.59

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,560,055 ÷ 134,649 shares)	$ 11.59

Class F:
Net Asset Value, offering price and redemption price per share ($2,686,865 ÷ 231,919 shares)	$ 11.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015
Investment Income
Dividends		$ 112
Interest		530,230
Income from Fidelity Central Funds		269
Total income		530,611

Expenses
Management fee	$ 9,849
Transfer agent fees	19,325
Independent trustees' compensation	82
Miscellaneous	27
Total expenses before reductions	29,283
Expense reductions	(4,691)	24,592
Net investment income (loss)		506,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37,087
Change in net unrealized appreciation (depreciation) on: Investment securities	(269,180)
Delayed delivery commitments	406
Total change in net unrealized appreciation (depreciation)		(268,774)
Net gain (loss)		(231,687)
Net increase (decrease) in net assets resulting from operations		$ 274,332

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 506,019	$ 434,074
Net realized gain (loss)	37,087	16,618
Change in net unrealized appreciation (depreciation)	(268,774)	483,301
Net increase (decrease) in net assets resulting from operations	274,332	933,993
Distributions to shareholders from net investment income	(486,929)	(416,778)
Distributions to shareholders from net realized gain	(13,325)	-
Total distributions	(500,254)	(416,778)
Share transactions - net increase (decrease)	2,160,467	2,019,795
Total increase (decrease) in net assets	1,934,545	2,537,010

Net Assets
Beginning of period	18,604,141	16,067,131
End of period (including undistributed net investment income of $24,028 and undistributed net investment income of $15,276, respectively)	$ 20,538,686	$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) B	.287	.286	.254	.312	.351
Net realized and unrealized gain (loss)	(.123)	.338	(.604)	.358	.137
Total from investment operations	.164	.624	(.350)	.670	.488
Distributions from net investment income	(.276)	(.274)	(.246)	(.305)	(.342)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.284)	(.274)	(.330)	(.370)	(.418)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.04	$ 11.74
Total Return A	1.40%	5.55%	(2.97)%	5.82%	4.32%
Ratios to Average Net AssetsC, E
Expenses before reductions	.22%	.22%	.22%	.22%	.28%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.22%	.27%
Expenses net of all reductions	.22%	.22%	.22%	.22%	.27%
Net investment income (loss)	2.45%	2.48%	2.16%	2.63%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 6,497	$ 6,520	$ 5,338	$ 5,981	$ 7,287
Portfolio turnover rateD	75%	85%	118%	100%	106%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.301	.299	.267	.321	.115
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.301
Total from investment operations	.178	.638	(.326)	.670	.416
Distributions from net investment income	(.290)	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.298)	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.52%	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net AssetsE, H
Expenses before reductions	.17%	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.57%	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,692	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.303	.272	.329	.118
Net realized and unrealized gain (loss)	(.123)	.338	(.594)	.349	.302
Total from investment operations	.182	.641	(.322)	.678	.420
Distributions from net investment income	(.294)	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.302)	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.55%	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.60%	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,102	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2015	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.307	.305	.274	.331	.118
Net realized and unrealized gain (loss)	(.123)	.339	(.594)	.349	.303
Total from investment operations	.184	.644	(.320)	.680	.421
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	-
Total distributions	(.304)	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,560	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	75%	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.307	.305	.273	.331	.365
Net realized and unrealized gain (loss)	(.123)	.339	(.593)	.349	.139
Total from investment operations	.184	.644	(.320)	.680	.504
Distributions from net investment income	(.296)	(.294)	(.266)	(.325)	(.358)
Distributions from net realized gain	(.008)	-	(.084)	(.065)	(.076)
Total distributions	(.304)	(.294)	(.350)	(.390)	(.434)
Net asset value, end of period	$ 11.59	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	1.57%	5.73%	(2.73)%	5.91%	4.47%
Ratios to Average Net AssetsE, F
Expenses before reductions	.05%	.05%	.05%	.05%	.12%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.12%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.12%
Net investment income (loss)	2.62%	2.65%	2.33%	2.80%	3.20%
Supplemental Data
Net assets, end of period (in millions)	$ 2,687	$ 2,202	$ 1,988	$ 1,361	$ 634
Portfolio turnover rateA	75%	85%	118%	100%	106%

A Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 588,234
Gross unrealized depreciation	(155,349)
Net unrealized appreciation (depreciation) on securities	$ 432,885

Tax Cost	$ 20,576,803

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 21,548
Net unrealized appreciation (depreciation) on securities and other investments	$ 432,998

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 493,591	$ 416,778
Long-term Capital Gains	6,663	-
Total	$ 500,254	$ 416,778

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,667,183 and $519,434, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 11,120
Fidelity Advantage Class	7,544
Institutional Class	661
$ 19,325

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $319.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2016.

	Expense Limitations	Reimbursement
Investor Class	.20%*	$ 89
Fidelity Advantage Class	.10%/.07%*	4,577
Institutional Class	.06%*	24

* Expense limitation effective August 1, 2015.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions - continued

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Investor Class	$ 154,154	$ 137,336
Fidelity Advantage Class	155,722	131,655
Institutional Class	82,742	73,256
Fidelity Advantage Institutional Class	31,519	22,566
Class F	62,792	51,965
Total	$ 486,929	$ 416,778
From net realized gain
Investor Class	$ 4,492	$ -
Fidelity Advantage Class	4,158	-
Institutional Class	2,426	-
Fidelity Advantage Institutional Class	668	-
Class F	1,581	-
Total	$ 13,325	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Investor Class
Shares sold	621,208	155,246	$ 7,202,773	$ 1,791,631
Reinvestment of distributions	13,464	11,818	157,953	136,577
Shares redeemed	(630,565)	(80,218)	(7,314,458)	(922,306)
Net increase (decrease)	4,107	86,846	$ 46,268	$ 1,005,902
Fidelity Advantage Class
Shares sold	731,960	148,877	$ 8,499,939	$ 1,718,974
Reinvestment of distributions	13,152	11,059	154,273	127,764
Shares redeemed	(660,828)	(116,220)	(7,666,150)	(1,337,907)
Net increase (decrease)	84,284	43,716	$ 988,062	$ 508,831
Annual Report

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Institutional Class
Shares sold	119,500	84,528	$ 1,400,628	$ 974,833
Reinvestment of distributions	7,260	6,341	85,167	73,256
Shares redeemed	(128,639)	(64,732)	(1,503,380)	(745,431)
Net increase (decrease)	(1,879)	26,137	$ (17,585)	$ 302,658
Fidelity Advantage Institutional Class
Shares sold	77,901	25,850	$ 911,540	$ 297,984
Reinvestment of distributions	2,744	1,953	32,187	22,566
Shares redeemed	(26,815)	(23,330)	(314,218)	(268,139)
Net increase (decrease)	53,830	4,473	$ 629,509	$ 52,411
Class F
Shares sold	69,196	60,391	$ 810,742	$ 694,559
Reinvestment of distributions	5,489	4,494	64,373	51,921
Shares redeemed	(30,763)	(51,901)	(360,902)	(596,487)
Net increase (decrease)	43,922	12,984	$ 514,213	$ 149,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds. Mr. von Kuhn oversees 96 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-
present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Spartan U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/12/15	10/09/15	$0.012
Fidelity Advantage Institutional Class	10/12/15	10/09/15	$0.012

A total of 24.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $303,564,049 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $27,893,831, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
PROPOSAL 3

For Fidelity Spartan U.S. Bond Index Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.B

	# of Votes	% of Votes
Affirmative	2,607,074,510.25	22.181
Against	8,517,063,152.10	72.463
Abstain	536,525,455.15	4.564
Broker Non-Votes	93,104,887.16	0.792
TOTAL	11,753,768,004.66	100.000
A Denotes trust-wide proposal and voting results. B Proposal was not approved by shareholders.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-ANN-1015
1.925929.104

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Series Short-Term Credit Fund, Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, Fidelity Short-Term Bond Fund and Spartan U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$60,000	$-	$3,300	$700
Fidelity Corporate Bond Fund	$75,000	$-	$8,400	$2,000
Fidelity Investment Grade Bond Fund	$103,000	$-	$9,700	$3,800
Fidelity Series Investment Grade Bond Fund	$112,000	$-	$12,700	$10,600
Fidelity Series Short-Term Credit Fund	$63,000	$-	$3,300	$900
Fidelity Short-Term Bond Fund	$109,000	$-	$8,100	$4,000
Spartan U.S. Bond Index Fund	$104,000	$-	$7,400	$8,600

August 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$-	$-	$-	$-
Fidelity Corporate Bond Fund	$76,000	$-	$6,400	$1,900
Fidelity Investment Grade Bond Fund	$103,000	$-	$7,600	$3,700
Fidelity Series Investment Grade Bond Fund	$114,000	$-	$7,300	$10,000
Fidelity Series Short-Term Credit Fund	$-	$-	$-	$-
Fidelity Short-Term Bond Fund	$112,000	$-	$7,100	$4,500
Spartan U.S. Bond Index Fund	$103,000	$-	$6,700	$7,400

A Amounts may reflect rounding.

B Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Fund commenced operations on March 27, 2015.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$51,000	$-	$6,100	$1,500
Fidelity Intermediate Bond Fund	$161,000	$-	$6,100	$1,400

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,000	$-	$5,800	$1,300
Fidelity Intermediate Bond Fund	$153,000	$-	$5,800	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2015A,B	August 31, 2014A,B
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Funds' commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$740,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2015 A,B	August 31, 2014 A,B
PwC	$6,135,000	$6,130,000
Deloitte Entities	$440,000	$1,865,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Series Short-Term Credit Fund and Fidelity Series Short-Term Credit Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015